                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                       Post-Effective Amendment No. 26 [X]
                               (File No. 33-62457)

                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                              Amendment No. 81 [X]

                               (File No. 811-4298)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                   RiverSource Variable Life Separate Account

                               Name of Depositor:
                       RIVERSOURCE LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:
                        70100 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:
                               Dixie Carroll, Esq.
                        50607 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on May 1, 2009 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2009


RIVERSOURCE

SUCCESSION SELECT VARIABLE LIFE INSURANCE

AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            70100 Ameriprise Financial Center
            Minneapolis, MN 55474

            Telephone: 1 (800) 862-7919


            Website address: riversource.com/lifeinsurance

            RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Succession Select Variable Life Insurance (Succession Select).


The purpose of the policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured's death. You may direct your net premiums or transfers to:


- A fixed account to which we credit interest.

- Subaccounts that invest in underlying funds.


Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.


This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

- Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  1

TABLE OF CONTENTS



FEE TABLES..................................    3
   Transaction Fees.........................    3
   Charges Other than Fund Operating
     Expenses...............................    4
   Annual Operating Expenses of the Funds...    6
POLICY BENEFITS AND RISKS...................   10
   Policy Benefits..........................   10
   Policy Risks.............................   13
   Fund Risks...............................   15
LOADS, FEES AND CHARGES.....................   16
   Premium Expense Charge...................   16
   Monthly Deduction........................   16
   Surrender Charge.........................   17
   Partial Surrender Charge.................   18
   Mortality and Expense Risk Charge........   18
   Transfer Charge..........................   18
   Annual Operating Expenses of the Funds...   18
   Effect of Loads, Fees and Charges........   19
   Other Information on Charges.............   19
RIVERSOURCE LIFE............................   19
THE VARIABLE ACCOUNT AND THE FUNDS..........   20
   Relationship Between Funds and
     Subaccounts............................   29
   Substitution of Investments..............   29
   Voting Rights............................   29
THE FIXED ACCOUNT...........................   29
PURCHASING YOUR POLICY......................   30
   Application..............................   30
   Premiums.................................   30
   Limitations on the Use of the Policy.....   31
POLICY VALUE................................   31
   Fixed Account............................   31
   Subaccounts..............................   31
POLICY VALUE CREDITS........................   32
KEEPING THE POLICY IN FORCE.................   33
   Minimum Initial Premium Period...........   33
   Death Benefit Guarantees.................   33
   Grace Period.............................   34
   Reinstatement............................   34
   Exchange Right...........................   34
PROCEEDS PAYABLE UPON DEATH.................   35
   Change in Death Benefit Option...........   35
   Changes in Specified Amount..............   35
   Misstatement of Age or Sex...............   36
   Suicide..................................   36
   Beneficiary..............................   36
TRANSFERS BETWEEN THE FIXED ACCOUNT AND
  SUBACCOUNTS...............................   36
   Restrictions on Transfers................   36
   Fixed Account Transfer Policies..........   38
   Minimum Transfer Amounts.................   38
   Maximum Transfer Amounts.................   38
   Maximum Number of Transfers Per Year.....   39
   Automated Transfers......................   39
   Automated Dollar-Cost Averaging..........   39
   Asset Rebalancing........................   40
   Portfolio Navigator Asset Allocation
     Program................................   40
POLICY LOANS................................   43
   Minimum Loan Amounts.....................   43
   Maximum Loan Amounts.....................   43
   Allocation of Loans to Accounts..........   44
   Repayments...............................   44
   Overdue Interest.........................   44
   Effect of Policy Loans...................   44
POLICY SURRENDERS...........................   44
   Total Surrenders.........................   44
   Partial Surrenders.......................   44
TWO WAYS TO REQUEST A TRANSFER, LOAN OR
  SURRENDER.................................   45
PAYMENT OF POLICY PROCEEDS..................   45
   Payment Options..........................   46
   Deferral of Payments.....................   46
FEDERAL TAXES...............................   46
   RiverSource Life's Tax Status............   47
   Taxation of Policy Proceeds..............   47
   Modified Endowment Contracts.............   48
   Other Tax Considerations.................   49
   Split Dollar Arrangements................   50
DISTRIBUTION OF THE POLICY..................   51
LEGAL PROCEEDINGS...........................   53
POLICY ILLUSTRATIONS........................   53
KEY TERMS...................................   59
FINANCIAL STATEMENTS........................   60






2  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

FEE TABLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY OR SURRENDER THE POLICY.


TRANSACTION FEES




          CHARGE            WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE     When you pay premium.      5% of each premium payment.
--------------------------------------------------------------------------------------------------------

SURRENDER CHARGE(A)        When you surrender your    Rate per $1,000 of the initial specified amount:
                           policy for its full cash
                           surrender value, or the    MINIMUM: $2.35 -- Female, Standard, Age 15; Male,
                           policy lapses, during the  Standard Nonsmoker, Age 90
                           first 15 policy years.
                                                      MAXIMUM: $35.77 -- Female, Standard Nonsmoker, Age
                                                      70; Male, Standard Nonsmoker, Age 70

                                                      REPRESENTATIVE INSURED: $18.6949 -- Female,
                                                      Preferred Nonsmoker, Age 55; Male, Standard
                                                      Nonsmoker, Age 55

                                                      For 2001 CSO policies:

                                                      Rate per $1,000 of the initial specified amount:

                                                      MINIMUM: $2.35 -- Female, Standard, Age 15;
                                                      Male, Tobacco, Age 90

                                                      MAXIMUM: $35.63 -- Female, Tobacco, Age 70;
                                                      Male, Tobacco, Age 70

                                                      REPRESENTATIVE INSUREDS: $18.70 -- Female,
                                                      Preferred
                                                      Nontobacco, Age 55; Male, Standard Nontobacco, Age
                                                      55

--------------------------------------------------------------------------------------------------------

PARTIAL SURRENDER CHARGE   When you surrender part    The lesser of:
                           of the value of your       - $25; or
                           policy.                    - 2% of the amount surrendered.

--------------------------------------------------------------------------------------------------------

TRANSFER CHARGE            Upon transfer, if we       MAXIMUM: Up to $25 per transfer in excess of five.
                           impose a limit of five     CURRENT: No charge.
                           transfers per year by
                           mail or phone per policy
                           year.

--------------------------------------------------------------------------------------------------------

FEES FOR EXPRESS MAIL AND  When we pay policy         - $15 -- United States
ELECTRONIC FUND TRANSFERS  proceeds by express mail   - $30 -- International
OF LOAN PAYMENTS AND       or electronic fund
SURRENDERS                 transfer.

--------------------------------------------------------------------------------------------------------



(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.


       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  3

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES



          CHARGE            WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
COST OF INSURANCE          Monthly.                   Monthly rate per $1,000 of net amount at risk:
CHARGES(A)
                                                      MINIMUM: $.00006 -- Female, Standard, Age 15;
                                                      Female, Standard, Age 15: Duration 1

                                                      MAXIMUM: $83.33 -- Male, Smoker, Age 85; Male,
                                                      Smoker, Age 90: Duration 15

                                                      REPRESENTATIVE INSUREDS: $.0044 -- Male, Standard
                                                      Nonsmoker, Age 55; Female, Preferred Nonsmoker,
                                                      Age 55: Duration 1

                                                      For 2001 CSO policies:

                                                      Monthly rate per $1,000 of net amount at risk:

                                                      MINIMUM: $0.00001 -- Female, Standard, Age 15;
                                                      Female, Standard, Age 15: Duration 1

                                                      MAXIMUM: $31.51 -- Male, Tobacco, Age 85;
                                                      Male, Tobacco, Age 90: Duration 15

                                                      REPRESENTATIVE INSUREDS: $0.01 -- Male, Standard
                                                      Nontobacco, Age 55, Female, Preferred Nontobacco,
                                                      Age 55: Duration 1

--------------------------------------------------------------------------------------------------------
POLICY FEE                 Monthly.                   MAXIMUM: $20 per month for first 10 policy years;
                                                      and $7.50 per month for policy years 11+.

                                                      CURRENT: $20 per month for the first 10 policy
                                                      years.

--------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE(A)   Monthly.                   Monthly rate per $1,000 of initial specified
                                                      amount:

                                                      GUARANTEED:
                                                      Years 1-10 $.07
                                                      Years 11+ $.02




                                                              YOUNGEST INSURED'S AGE
                                                               Per $1,000 of initial
                                            CURRENT:           specified amount per
                                                                       month
                                                             15-39     40-59      60+
                                                             -----     -----     ----
                                            Years 1-10        $.04      $.05     $.06
                                            Years 11+         $.00      $.00     $.00




                                              REPRESENTATIVE INSUREDS: Male,
                                              Standard Nonsmoker, Age 55; Female,
                                              Preferred, Nonsmoker, Age 55
                                              Years 1-10 $.07
                                              Years 11+ $.02

-----------------------------------------------------------------------------------
MORTALITY AND          Daily.                 GUARANTEED:
EXPENSE RISK CHARGE                           - .90% of the average daily net asset
                                                value of the subaccounts for all
                                                policy years.

                                              CURRENT:
                                              - .90% of the average daily net asset
                                                value of the subaccounts for policy
                                                years 1-10; and
                                              - .45% of the average daily net asset
                                                value of the subaccounts for policy
                                                years 11+.

-----------------------------------------------------------------------------------



(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.



4  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

                          WHEN CHARGE IS
       CHARGE                DEDUCTED                    AMOUNT DEDUCTED
INTEREST RATE ON       Charged daily and      GUARANTEED: 6% per year.
LOANS                  due at the end of
                       the policy year.       CURRENT:
                                              - 6% for policy years 1-10;
                                              - 4% for policy years 11+.

-----------------------------------------------------------------------------------

FOUR-YEAR TERM         Monthly.               Monthly rate per $1,000 of the cost
INSURANCE RIDER                               of insurance amount:
(FYT)(A),(B)
                                              MINIMUM: $.00006 -- Female, Standard,
                                              Age 15; Female, Standard, Age 15;
                                              Duration 1

                                              GUARANTEED: $18.51 -- Male, Smoker,
                                              Age 90; Male, Smoker, Age 85:
                                              Duration 4

                                              REPRESENTATIVE INSUREDS:
                                              $.0044 -- Male, Standard Nonsmoker,
                                              Age 55; Female, Preferred Nonsmoker,
                                              Age 55: Duration 1

                                              For 2001 CSO policies:

                                              Monthly rate per $1,000 of the cost
                                              of insurance amount:

                                              MINIMUM: $0.00001 -- Female,
                                              Standard, Age 15;
                                              Female, Standard, Age 15: Duration 1

                                              MAXIMUM: $13.31 -- Male, Tobacco, Age
                                              90;
                                              Male, Tobacco, Age 95: Duration 4

                                              REPRESENTATIVE INSUREDS:
                                              $0.01 -- Male, Standard
                                              Nontobacco, Age 55; Female, Preferred
                                              Nontobacco, Age 55: Duration 1

-----------------------------------------------------------------------------------

POLICY SPLIT OPTION    Monthly.               Monthly rate is $.06 per $1,000 of
RIDER (PSO)                                   the current base policy specified
                                              amount plus the STR specified amount.

-----------------------------------------------------------------------------------

SURVIVOR TERM RIDER    Monthly.               Monthly rate per $1,000 of the cost
(STR)(A),(C)                                  of insurance amount:

                                              MINIMUM: $.00006 -- Female, Standard
                                              Nonsmoker, Age 15; Female, Standard
                                              Nonsmoker, Age 15; Duration 1

                                              MAXIMUM: $83.33 -- Male, Smoker, Age
                                              75; Male, Smoker, Age 75; Duration 25

                                              REPRESENTATIVE INSUREDS:
                                              $.0044 -- Male, Standard Nonsmoker,
                                              Age 55; Female, Preferred Nonsmoker,
                                              Age 55; Duration 1

-----------------------------------------------------------------------------------




(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.
(b) This rider will terminate if one of the following circumstances occurs: (1) four-year policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.

(c) The specified amount of this rider can be decreased once per year after the first year, but not below $1,000. If the policy includes a PSO rider, the STR rider will also be split and carried over to new policies. Effective October 1, 2008, the STR is not available.



       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  5

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2008, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL ANNUAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.55%                4.35%




(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES
AIM V.I. Capital Appreciation Fund, Series I          0.61%        --%    0.30%         0.01%          0.92%
Shares

AIM V.I. Capital Development Fund, Series I           0.75         --     0.36          0.01           1.12(1)
Shares


AIM V.I. Core Equity Fund, Series I Shares            0.61         --     0.29          0.01           0.91(1)


AIM V.I. Financial Services Fund, Series I            0.75         --     0.48          0.01           1.24(1)
Shares


AIM V.I. International Growth Fund, Series II         0.71       0.25     0.35          0.02           1.33(2)
Shares


AIM V.I. Technology Fund, Series I Shares             0.75         --     0.41          0.01           1.17(1)


AllianceBernstein VPS Growth and Income               0.55       0.25     0.07            --           0.87
Portfolio (Class B)


AllianceBernstein VPS International Value             0.74       0.25     0.07            --           1.06
Portfolio (Class B)


AllianceBernstein VPS Large Cap Growth Portfolio      0.75       0.25     0.09            --           1.09
(Class B)


American Century VP International, Class I            1.34         --     0.01            --           1.35


American Century VP Value, Class I                    0.94         --     0.01            --           0.95


Calvert Variable Series, Inc. Social Balanced         0.70         --     0.22            --           0.92
Portfolio


Columbia High Yield Fund, Variable Series, Class      0.78       0.25     0.11            --           1.14
B


Credit Suisse Trust - Commodity Return Strategy       0.50       0.25     0.31            --           1.06(3)
Portfolio


Credit Suisse Trust - U.S. Equity Flex I              0.70         --     0.23            --           0.93
Portfolio
(previously Credit Suisse Trust - Small Cap Core
I Portfolio)


Credit Suisse Trust - U.S. Equity Flex III            0.70         --     0.75            --           1.45(3)
Portfolio
(previously Credit Suisse Trust - Mid-Cap Core
Portfolio)


Eaton Vance VT Floating-Rate Income Fund              0.58       0.25     0.37            --           1.20


Evergreen VA Fundamental Large Cap Fund - Class       0.61       0.25     0.19          0.01           1.06
2


Evergreen VA International Equity Fund - Class 2      0.42       0.25     0.25            --           0.92


Fidelity(R) VIP Contrafund(R) Portfolio Service       0.56       0.25     0.10            --           0.91
Class 2


Fidelity(R) VIP Growth & Income Portfolio             0.46       0.10     0.13            --           0.69
Service Class


Fidelity(R) VIP Mid Cap Portfolio Service Class       0.56       0.10     0.12            --           0.78


Fidelity(R) VIP Overseas Portfolio Service Class      0.71       0.10     0.16            --           0.97


FTVIPT Franklin Global Real Estate Securities         0.80       0.25     0.30            --           1.35(4)
Fund - Class 2


FTVIPT Franklin Small Cap Value Securities            0.52       0.25     0.16          0.01           0.94(5)
Fund - Class 2


FTVIPT Mutual Shares Securities Fund - Class 2        0.60       0.25     0.13            --           0.98


Goldman Sachs VIT Mid Cap Value                       0.80         --     0.04            --           0.84
Fund - Institutional Shares


Goldman Sachs VIT Structured Small Cap Equity         0.75         --     0.31            --           1.06(6)
Fund - Institutional Shares




6  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Goldman Sachs VIT Structured U.S. Equity              0.65%        --%    0.07%           --%          0.72%(7)
Fund - Institutional Shares


Janus Aspen Series Enterprise Portfolio: Service      0.64       0.25     0.03            --           0.92
Shares
(previously Janus Aspen Series Mid Cap Growth
Portfolio: Service Shares)


Janus Aspen Series Global Technology Portfolio:       0.64       0.25     0.22            --           1.11
Service Shares


Janus Aspen Series Janus Portfolio: Service           0.64       0.25     0.02          0.01           0.92
Shares
(previously Janus Aspen Series Large Cap Growth
Portfolio: Service Shares)


Janus Aspen Series Overseas Portfolio: Service        0.64       0.25     0.05            --           0.94
Shares
(previously Janus Aspen Series International
Growth Portfolio: Service Shares)


MFS(R) Investors Growth Stock Series - Service        0.75       0.25     0.10            --           1.10
Class


MFS(R) New Discovery Series - Service Class           0.90       0.25     0.11            --           1.26


MFS(R) Utilities Series - Service Class               0.72       0.25     0.09            --           1.06


Oppenheimer Global Securities Fund/VA, Service        0.63       0.25     0.02            --           0.90
Shares


Oppenheimer Main Street Small Cap Fund/VA,            0.70       0.25     0.04            --           0.99
Service Shares


Oppenheimer Strategic Bond Fund/VA, Service           0.55       0.25     0.04          0.01           0.85(8)
Shares


PIMCO VIT All Asset Portfolio, Advisor Share          0.43       0.25       --          0.76           1.44(9)
Class


Putnam VT Global Health Care Fund - Class IB          0.70       0.25     0.16          0.01           1.12
Shares
(previously Putnam VT Health Sciences
Fund - Class IB Shares)


Putnam VT High Yield Fund - Class IB Shares           0.70       0.25     0.12          0.01           1.08(10)


Putnam VT International Equity Fund - Class IB        0.75       0.25     0.12          0.01           1.13
Shares


Putnam VT New Opportunities Fund - Class IA           0.67         --     0.09            --           0.76
Shares


Putnam VT Vista Fund - Class IB Shares                0.65       0.25     0.15          0.01           1.06


Royce Capital Fund - Micro-Cap Portfolio,             1.25         --     0.07            --           1.32
Investment Class


RVST Disciplined Asset Allocation                       --       0.25     0.89          0.69           1.83(11)
Portfolios - Aggressive


RVST Disciplined Asset Allocation                       --       0.25     0.61          0.66           1.52(11)
Portfolios - Conservative


RVST Disciplined Asset Allocation                       --       0.25     0.30          0.68           1.23(11)
Portfolios - Moderate


RVST Disciplined Asset Allocation                       --       0.25     0.36          0.68           1.29(11)
Portfolios - Moderately Aggressive


RVST Disciplined Asset Allocation                       --       0.25     0.50          0.67           1.42(11)
Portfolios - Moderately Conservative


RVST RiverSource Partners Variable                    0.77       0.13     0.16            --           1.06(12)
Portfolio - Fundamental Value Fund


RVST RiverSource Partners Variable                    0.89       0.13     3.33            --           4.35(12)
Portfolio - Select Value Fund


RVST RiverSource Partners Variable                    0.95       0.13     0.19          0.05           1.32(12)
Portfolio - Small Cap Value Fund


RVST RiverSource Variable Portfolio - Balanced        0.42       0.13     0.16            --           0.71
Fund


RVST RiverSource Variable Portfolio - Cash            0.32       0.13     0.17            --           0.62
Management Fund


RVST RiverSource Variable                             0.44       0.13     0.15            --           0.72
Portfolio - Diversified Bond Fund


RVST RiverSource Variable                             0.59       0.13     0.14            --           0.86
Portfolio - Diversified Equity Income Fund


RVST RiverSource Variable Portfolio - Dynamic         0.44       0.13     0.15          0.02           0.74
Equity Fund
(previously RVST RiverSource Variable
Portfolio - Large Cap Equity Fund)


RVST RiverSource Variable Portfolio - Global          0.66       0.13     0.18            --           0.97(12)
Bond Fund


RVST RiverSource Variable Portfolio - Global          0.44       0.13     0.17            --           0.74(12)
Inflation Protected Securities Fund


RVST RiverSource Variable Portfolio - High Yield      0.59       0.13     0.17            --           0.89
Bond Fund


RVST RiverSource Variable Portfolio - Income          0.61       0.13     0.18            --           0.92
Opportunities Fund


RVST RiverSource Variable Portfolio - Mid Cap         0.58       0.13     0.17            --           0.88(12)
Growth Fund


RVST RiverSource Variable Portfolio - Mid Cap         0.73       0.13     0.18            --           1.04
Value Fund


RVST RiverSource Variable Portfolio - S&P 500         0.22       0.13     0.19          0.01           0.55(12)
Index Fund


RVST RiverSource Variable Portfolio - Short           0.48       0.13     0.18            --           0.79
Duration U.S. Government Fund


RVST Seligman Variable Portfolio - Growth Fund        0.45       0.13     0.17          0.04           0.79
(previously RVST RiverSource Variable
Portfolio - Growth Fund)




       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  7

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

RVST Seligman Variable Portfolio - Larger-Cap         0.48%      0.13%    0.67%           --%          1.28%(12)
Value Fund
(previously RVST RiverSource Variable
Portfolio - Large Cap Value Fund)


RVST Seligman Variable Portfolio - Smaller-Cap        0.62       0.13     0.31            --           1.06(12)
Value Fund
(previously RVST RiverSource Variable
Portfolio - Small Cap Advantage Fund)


RVST Threadneedle Variable Portfolio - Emerging       1.15       0.13     0.33            --           1.61
Markets Fund


RVST Threadneedle Variable                            0.82       0.13     0.20            --           1.15
Portfolio - International Opportunity Fund


Third Avenue Value Portfolio                          0.90         --     0.34            --           1.24


Van Kampen Life Investment Trust Comstock             0.56       0.25     0.04            --           0.85
Portfolio, Class II Shares


Van Kampen UIF Global Real Estate Portfolio,          0.85       0.35     0.37            --           1.57(13)
Class II Shares


Van Kampen UIF Mid Cap Growth Portfolio, Class        0.75       0.35     0.31            --           1.41(13)
II Shares


Wanger International                                  0.84         --     0.18            --           1.02


Wanger USA                                            0.85         --     0.11            --           0.96


Wells Fargo Advantage VT Opportunity Fund             0.73       0.25     0.20          0.04           1.22(14)


Wells Fargo Advantage VT Small Cap Growth Fund        0.75       0.25     0.26            --           1.26(14)





   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.30%. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.11% for AIM V.I. Capital Development Fund, Series I Shares, 0.90% for AIM V.I. Core Equity Fund, Series I Shares, 1.23% for AIM V.I. Financial Services Fund, Series I Shares and 1.16% for AIM V.I. Technology Fund, Series I Shares.


 (2) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.45% of average daily net assets. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.32%.


 (3) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio and 1.34% for Credit Suisse Trust - U.S. Equity Flex III Portfolio.


 (4) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions net expenses would be 1.03%.


 (5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.93%.


 (6) The Investment Adviser has voluntarily agreed to waive a portion of its management fee equal to 0.02% of the Fund's average daily net assets. In addition, the Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.114% of the Fund's average daily net assets. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval. After fee waivers and expense reductions, net expenses would be 0.86%.


 (7) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval. After expense reductions, net expenses would be 0.71%.


 (8) The other expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2008, the transfer agent fees did not exceed this expense limitation. In addition, for Oppenheimer Strategic Bond Fund/VA, Service Shares, the Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82%.


 (9) PIMCO has contractually agreed through Dec. 31, 2009, to reduce its advisory fee to the extent that the acquired fund fees and expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.42%.


(10) Putnam's Management has a contractual agreement to limit expenses through Dec. 31, 2009. After fee waivers and expense reimbursements, net expenses would be 0.98%.



8  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

(11) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for each of the RVST Disciplined Asset Allocation Portfolios.


(12) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.99% for RVST RiverSource Partners Variable Portfolio - Fundamental Value Fund, 1.14% for RVST RiverSource Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource Partners Variable Portfolio - Small Cap Value Fund, 0.96% for RVST RiverSource Variable Portfolio - Global Bond Fund, 0.74% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, 1.00% for RVST RiverSource Variable
     Portfolio - Mid Cap Growth Fund, 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund, 1.04% for RVST Seligman Variable
     Portfolio - Larger-Cap Value Fund and 1.12% for RVST Seligman Variable Portfolio - Smaller-Cap Value Fund.


(13) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares. The Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.


(14) The adviser has contractually agreed through April 30, 2010 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees. After fee waivers and expense reimbursements, net expenses would be 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.



       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  9

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS



      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
DEATH BENEFIT              We will pay a benefit to   The amount payable is the death benefit amount
                           the beneficiary of the     minus any indebtedness as of the death benefit
                           policy when both insureds  valuation date. You may choose either of the
                           have died. Before the      following death benefit options:
                           youngest insured's
                           attained insurance age     OPTION 1 (LEVEL AMOUNT): If death is prior to the
                           100, your policy's death   youngest insured's attained insurance age 100, the
                           benefit on the last        death benefit amount is the greater of the
                           surviving insured's death  following as determined on the death benefit
                           can never be less than     valuation date:
                           the specified amount       - the specified amount; or
                           unless you change that     - a percentage of the policy value.
                           amount or your policy has
                           outstanding indebtedness.  OPTION 2 (VARIABLE AMOUNT): If death is prior to the youngest insured's attained insurance age 100,
                                                      the death benefit amount is the greater of the
                                                      following as determined on the death benefit
                                                      valuation date:
                                                      - the policy value plus the specified amount; or
                                                      - a percentage of the policy value.

                                                      You may change the death benefit option or
                                                      specified amount within certain limits, but doing
                                                      so generally will affect policy charges.

                                                      UNDER BOTH OPTION 1 AND OPTION 2, IF DEATH IS ON
                                                      OR AFTER THE YOUNGEST INSURED'S ATTAINED INSURANCE
                                                      AGE 100, THE DEATH BENEFIT AMOUNT WILL BE THE
                                                      GREATER OF:
                                                      - the policy value on the death benefit valuation
                                                        date; or
                                                      - the policy value at the youngest insured's
                                                        attained insurance age 100.

--------------------------------------------------------------------------------------------------------

MINIMUM INITIAL GUARANTEE  Your policy will not       MINIMUM INITIAL PREMIUM PERIOD: A period of time
PERIOD AND DEATH BENEFIT   lapse (end without value)  during the early years of the policy when you may
GUARANTEES (DBG)*          if the Minimum Initial     choose to pay the minimum initial premium as long
                           Premium Period or any of   as the policy value minus indebtedness equals or
* IN MARYLAND, REFERRED    the DBG options are in     exceeds the monthly deduction.
  TO AS NO LAPSE           effect, even if the cash
  GUARANTEE (NLG) AND IN   surrender value is less    DEATH BENEFIT GUARANTEES: Each policy has the
  ILLINOIS, REFERRED TO    than the amount needed to  following two DBG options which remain in effect
  AS COVERAGE PROTECTION   pay the monthly            if you meet certain premium requirements and
  (CP).                    deduction.                 indebtedness does not exceed the policy value
                                                      minus surrender charges:

                                                      - DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85)
                                                        guarantees the policy will not lapse before the
                                                        youngest insured's attained insurance age 85 (or
                                                        15 policy years, if later).

                                                      - DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100)
                                                        guarantees the policy will not lapse before the
                                                        youngest insured's attained insurance age 100.
                                                      The DBG-85 and DBG-100 are not available in
                                                      Massachusetts, New Jersey and Texas.

--------------------------------------------------------------------------------------------------------



10  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
FLEXIBLE PREMIUMS          You choose when to pay     When you apply for your policy, you state how much
                           premiums and how much      you intend to pay and whether you will pay
                           premium to pay.            quarterly, semiannually or annually. You may also
                                                      make additional, unscheduled premium payments
                                                      subject to certain limits. You cannot make premium
                                                      payments on or after the youngest insured's
                                                      attained insurance age 100. We may refuse premiums
                                                      in order to comply with the Code. Although you
                                                      have flexibility in paying premiums, the amount
                                                      and frequency of your payments will affect the
                                                      policy value, cash surrender value and the length
                                                      of time your policy will remain in force as well
                                                      as affect whether the DBG remains in effect.

--------------------------------------------------------------------------------------------------------

POLICY VALUE CREDITS       You may receive a credit   If you have met certain premium requirements, we
                           to your policy value       currently credit the policy value on a pro rata
                           beginning in the second    basis with an amount equal on an annual basis to
                           policy year.               .15% of the policy value. We reserve the right to
                                                      change the credit percentage. No minimum credit is
                                                      guaranteed. We reserve the right to calculate and
                                                      apply the policy value credit on a monthly,
                                                      quarterly, semi-annual or annual basis as we
                                                      determine.

--------------------------------------------------------------------------------------------------------

RIGHT TO EXAMINE YOUR      You may return your        You may mail or deliver the policy to our home
POLICY ("FREE LOOK")       policy for any reason and  office or to your sales representative with a
                           receive a full refund of   written request for cancellation by the 20th day.
                           all premiums paid.         On the date your request is postmarked or
                                                      received, the policy will immediately be
                                                      considered void from the start.

                                                      Under our current administrative practice, your
                                                      request to cancel the policy under the "Free Look"
                                                      provision will be honored if received at our home
                                                      office within 30 days from the latest of the
                                                      following dates:
                                                      - The date we mail the policy from our office.
                                                      - The policy date (only if the policy is issued in
                                                        force).
                                                      - The date your sales representative delivers the
                                                        policy to you as evidenced by our policy
                                                        delivery receipt, which you must
                                                        sign and date.

                                                      We reserve the right to change or discontinue this
                                                      administrative practice at any time.

--------------------------------------------------------------------------------------------------------

EXCHANGE RIGHT             For two years after the    Because the policy itself offers a fixed return
                           policy is issued, you can  option, all you need to do is transfer all of the
                           exchange it for one that   policy value in the subaccounts to the fixed
                           provides benefits that do  account. This exchange does not require our
                           not vary with the          underwriting approval. We do not issue a new
                           investment return of the   policy. State restrictions may apply.
                           subaccounts.

--------------------------------------------------------------------------------------------------------




      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  11

      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
INVESTMENT CHOICES         You may direct your net
                           premiums or transfer your
                           policy's value to:
                           - THE VARIABLE ACCOUNT     - UNDER THE VARIABLE ACCOUNT your policy's value
                             which consists of          may increase or decrease daily, depending on the
                             subaccounts, each of       investment return. No minimum amount is
                             which invests in a fund    guaranteed.
                             with a particular
                             investment objective;
                             or
                           - THE FIXED ACCOUNT which  - THE FIXED ACCOUNT earns interest rates that we
                             is our general             adjust periodically. This rate will never be
                             investment account.        lower than 4%

--------------------------------------------------------------------------------------------------------

SURRENDERS                 You may cancel the policy  The cash surrender value is the policy value minus
                           while it is in force and   indebtedness minus any applicable surrender
                           receive its cash           charges. Partial surrenders are available within
                           surrender value or take a  certain limits for a fee.
                           partial surrender out of
                           your policy.

--------------------------------------------------------------------------------------------------------

LOANS                      You may borrow against     Your policy secures the loan.
                           your policy's cash
                           surrender value.

--------------------------------------------------------------------------------------------------------

TRANSFERS                  You may transfer your      You may transfer policy value from one subaccount
                           policy's value.            to another or between subaccounts and the fixed
                                                      account. You can also arrange for automated
                                                      transfers among the fixed account and subaccounts.
                                                      Certain restrictions may apply.

--------------------------------------------------------------------------------------------------------

OPTIONAL INSURANCE         You may add optional       AVAILABLE RIDERS YOU MAY ADD:
BENEFITS                   benefits to your policy    - FOUR-YEAR TERM INSURANCE RIDER (FYT): FYT
                           at an additional cost, in    provides a specified amount of term insurance.
                           the form of riders (if       The FYT death benefit is paid if both insureds
                           you meet certain             die during the first four policy years.
                           requirements). The         - POLICY SPLIT OPTION RIDER (PSO): PSO permits a
                           amounts of these benefits    policy to be split into two individual permanent
                           do not vary with             plans of life insurance then offered by us for
                           investment experience of     exchange, one on the life of each insured, upon
                           the variable account.        the occurrence of a divorce of the insureds or
                           Certain restrictions         certain changes in federal estate tax law. (See
                           apply and are clearly        "Federal Taxes.")
                           described in the           - SURVIVOR TERM INSURANCE RIDER (STR): STR
                           applicable rider. These      provides a level, term death benefit payable
                           riders may not be            upon the death of the last surviving insured
                           available in all states.     before the youngest insured's attained insurance
                                                        age 100. Effective October 1, 2008, the STR is
                                                        not available.

--------------------------------------------------------------------------------------------------------





12  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

POLICY RISKS




       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
INVESTMENT RISK            You direct your net        - You can lose cash values due to adverse
                           premiums or transfer your    investment experience. No minimum amount is
                           policy's value to a          guaranteed under the subaccounts of the variable
                           subaccount that drops in     account.
                           value.                     - Your death benefit under Option 2 may be lower
                                                        due to adverse investment experience.
                                                      - Your policy could lapse due to adverse
                                                        investment experience if neither the Minimum
                                                        Initial Premium Period nor any of the DBG
                                                        options are in effect and you do not pay the
                                                        premiums needed to maintain coverage.
                           -----------------------------------------------------------------------------

                           You transfer your          - The value of the subaccount from which you
                           policy's value between       transferred could increase.
                           subaccounts.               - The value of the subaccount to which you
                                                        transferred could decrease.
--------------------------------------------------------------------------------------------------------

RISK OF LIMITED POLICY     The policy is not          - If you are unable to afford the premiums needed
VALUES IN EARLY YEARS      suitable as a short-term     to keep the policy in force for a long period of
                           investment.                  time, your policy could lapse with no value.
                           -----------------------------------------------------------------------------

                           Your policy has little or  - Surrender charges apply to this policy for the
                           no cash surrender value      first 15 policy years. Surrender charges can
                           in the early policy          significantly reduce policy value. Poor
                           years.                       investment performance can also significantly
                                                        reduce policy values. During early policy years
                                                        the cash surrender value may be less than the
                                                        premiums you pay for the policy.
                           -----------------------------------------------------------------------------

                           Your ability to take       - You cannot take partial surrenders during the
                           partial surrenders is        first policy year.
                           limited.
--------------------------------------------------------------------------------------------------------

LAPSE RISK                 You do not pay the         - We will not pay a death benefit if your policy
                           premiums needed to           lapses.
                           maintain coverage.
                           -----------------------------------------------------------------------------

                           Your policy may lapse due  - Surrender charges affect the surrender value,
                           to surrender charges.        which is a measure we use to determine whether
                                                        your policy will enter a grace period (and
                                                        possibly lapse). A partial surrender will reduce
                                                        the policy value, will reduce the death benefit
                                                        and may terminate any of the DBG options.
                           -----------------------------------------------------------------------------

                           You take a loan against    - Taking a loan increases the risk that your
                           your policy.                 policy will lapse, will have a permanent effect
                                                        on the policy value, will reduce the death
                                                        benefit and may terminate any of the DBG
                                                        options.
                                                      - The lapse may have adverse tax consequences.
                           -----------------------------------------------------------------------------

                           Your policy can lapse due  - Your policy could lapse due to adverse
                           to poor investment           investment experience if neither the Minimum
                           performance.                 Initial Premium Period nor any of the DBG
                                                        options are in effect and you do not pay the
                                                        premiums needed to maintain coverage.
--------------------------------------------------------------------------------------------------------




      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  13

       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT RISK  You drop another policy    - You may pay surrender charges on the policy you
                           to buy this one.             drop.

                                                      - This policy has surrender charges, which may
                                                        extend beyond those in the policy you drop.

                                                      - You will be subject to new incontestability and
                                                        suicide  periods.

                                                      - You may be in a higher insurance risk rating
                                                        category now and you may pay higher premiums.

                                                      - If you drop the policy if not part of an
                                                        exchange under Section 1035 of the Code, there
                                                        may be adverse tax consequences if your total
                                                        policy value (before deductions of any
                                                        outstanding loans) exceeds your investment in
                                                        the policy.

                                                      - If you drop the policy as part of an exchange
                                                        under Section 1035 of the Code and there is a
                                                        loan on the policy, there may be adverse tax
                                                        consequences if your total policy value (before
                                                        deductions of any outstanding loans) exceeds
                                                        your investment in the policy.

                           -----------------------------------------------------------------------------

                           You use cash values or     - If you borrow from another policy to buy this
                           dividends from another       one, the loan reduces the death benefit on the
                           policy to buy this one,      other policy. If you fail to repay the loan and
                           without dropping the         accrued interest, you could lose the other
                           other policy.                coverage and you may be subject to income tax if
                                                        the policy lapses or is surrendered with a loan
                                                        against it.

                                                      - If the exchange does not qualify as an exchange
                                                        under Section 1035 of the Code, there may be
                                                        adverse tax consequences.

--------------------------------------------------------------------------------------------------------

TAX RISK                   A policy may be            - Federal income tax on earnings will apply to
                           classified as a "modified    surrenders or loans from a modified endowment
                           endowment contract"          contract or an assignment or pledge of a
                           ("MEC") for federal          modified endowment contract. Earnings come out
                           income tax purposes when     first on surrenders or loans from a modified
                           issued. If a policy is       endowment contract or an assignment or pledge of
                           not a MEC when issued,       a modified endowment contract. If you are under
                           certain changes you may      age 59 1/2, a 10% penalty tax also may apply to
                           make to the policy may       these earnings.
                           cause it to become a MEC.

                           -----------------------------------------------------------------------------

                           If your policy lapses or   - You will be taxed on any earnings in the policy.
                           is fully surrendered with    For non-MEC policies, this is earnings in policy
                           an outstanding policy        cash value and earnings previously taken via
                           loan, you may experience     existing loans. It could be the case that a
                           a significant tax risk,      policy with a relatively small existing cash
                           especially if your           value could have significant earnings that will
                           policy is not a MEC.         be taxed upon lapse or surrender of the policy.
                                                        For MEC policies, this is the remaining earnings
                                                        in the policy.

                           -----------------------------------------------------------------------------




14  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
TAX RISK (CONTINUED)       The policy may fail to     - You could lose any or all of the specific
                           qualify as life insurance    federal income tax attributes and benefits of a
                           for federal income tax       life insurance policy including tax-deferred
                           purposes. Congress may       accrual of cash values, and income tax free
                           change current tax law at    death benefits and for non-MEC contracts your
                           any time.                    ability to take non-taxable distributions from
                                                        the policy.
                           The interpretation of
                           current tax law is
                           subject to change by the
                           Internal Revenue Service
                           (IRS) or the courts at
                           any time.

                           -----------------------------------------------------------------------------

                           The IRS may determine      - You may be taxed on the income of each
                           that you are the owner of    subaccount to the extent of your interest in the
                           the fund shares held by      subaccount.
                           our Variable Account.

                           -----------------------------------------------------------------------------
                           You may buy this policy    - The tax-deferred accrual of cash values provided
                           to fund a tax-deferred       by the policy is unnecessary because tax
                           retirement plan.             deferral is provided by the tax-deferred
                                                        retirement plan.
                           The investments in the     - If a policy fails to qualify as a life insurance
                           subaccount are not           policy because
                           adequately diversified.      it is not adequately diversified, the
                                                        policyholder
                                                        must include in gross income the "income on the
                                                        contract"
                                                        (as defined in Section 7702(g) of the Code).

--------------------------------------------------------------------------------------------------------





Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.


FUND RISKS
A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  15

LOADS, FEES AND CHARGES


Policy charges primarily compensate us for:


- providing the insurance benefits of the policy;

- issuing the policy;

- administering the policy;

- assuming certain risks in connection with the policy; and

- distributing the policy.


We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses. We may profit from one or more of the charges we collect under the policy. We may use these profits for any corporate purpose.


PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with administering distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge" below, also may partially compensate us for these expenses.) The premium expense charge also may compensate us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.


MONTHLY DEDUCTION
On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy;

3. the administrative charge shown in your policy; and

4. charges for any optional insurance benefits provided by rider for the policy month.


We explain each of the four components below.


You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which the monthly deduction is to be taken; or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.


If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-100 or the minimum initial premium period is in effect. (See "Death Benefit Guarantee to Age 100," "Minimum Initial Premium Period;" also "Grace Period," "Reinstatement.")


COMPONENTS OF THE MONTHLY DEDUCTION:
1. COST OF INSURANCE: the cost providing the death benefit under your policy.

   The cost of insurance for a policy month is calculated as: [A X (B - C)]

where:


   "A" IS THE MONTHLY COST OF INSURANCE RATE based on each insured's insurance age, duration of coverage, sex, (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases. We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the Guaranteed Annual Maximum Cost of Insurance Rates shown in your policy. For 2001 CSO Policies, the rates are based on the 2001 Commissioners's Standard Ordinary (CSO) Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday. For all other policies, the rates are based on the 1980 CSO Smoker and Nonsmoker Mortality Tables, Age Last Birthday.



16  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

   "B" IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).



   "C" IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee, the administrative charge and any charges for optional riders.


2. POLICY FEE: $20 per month for the first ten policy years. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $20 per month in the first ten policy years and $7.50 per month thereafter.


3. ADMINISTRATIVE CHARGE: The monthly charge varies depending on the youngest insured's insurance age. For insurance ages 15-39, the rate is $0.04 per $1,000 of the policy's initial specified amount, for insurance ages 40-59, the rate is $0.05 and for insurance ages 60 and over, the rate is $0.06. This charge reimburses us for expenses associated with issuing the policy and partially compensates us for expenses associated with distribution and administration of the policy. We reserve the right to change the charge in the future, but guarantee that it will never exceed $0.07 per $1,000 of the policy's initial specified amount for the first ten years and $.02 per $1,000 of the policy's initial specified amount thereafter.



4. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")


NOTE FOR MONTANA RESIDENTS: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

SURRENDER CHARGE
If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.

The surrender charge reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds' insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.


The following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55, qualifying for preferred nonsmoker rates. We assume the specified amount to be $1,000,000.

LAPSE OR SURRENDER                          MAXIMUM
AT BEGINNING OF YEAR                   SURRENDER CHARGE
          1                               $18,694.85
          2                                18,694.85
          3                                18,694.85
          4                                18,694.85
          5                                18,694.85
          6                                18,694.85
          7                                16,825.36
          8                                14,955.88
          9                                13,086.39
         10                                11,372.70
         11                                 9,347.42
         12                                 7,477.94
         13                                 5,608.45
         14                                 3,738.97
         15                                 1,869.48
         16                                     0.00




      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  17

For 2001 CSO policies, the following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nontobacco rates and female, insurance age 55, qualifying for preferred nontobacco rates. We assume the specified amount to be $1,000,000.



LAPSE OR SURRENDER                          MAXIMUM
AT BEGINNING OF YEAR                   SURRENDER CHARGE:
          1                                $18,694.05
          2                                 18,694.05
          3                                 18,694.05
          4                                 18,694.05
          5                                 18,694.05
          6                                 18,538.10
          7                                 16,668.43
          8                                 14,798.76
          9                                 12,929.97
         10                                 11,060.30
         11                                  9,190.63
         12                                  7,320.96
         13                                  5,452.17
         14                                  3,582.50
         15                                  1,712.83
         16                                      0.00



The maximum surrender charge is the number of thousands of dollars of initial specified amount multiplied by a rate based on the youngest insured's issue age multiplied by a rate based on the oldest insured's issue age. Both rates are based on risk classifications of the insureds (i.e., standard or nonsmoker). In the example above, the initial specified amount is $1,000,000 and the insureds are male, insurance age 55, qualifying for standard nonsmoker rates and a female, insurance age 55, qualifying for preferred nonsmoker rates, the youngest insured's rate is $21.0979 and the oldest insured's rate is $0.8861. The maximum surrender charge is $1,000 multiplied by $21.0979 multiplied by $0.8861,which equals $18,694.85.

From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE
If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE
This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts for the first 10 policy years and .45% thereafter. We reserve the right to charge up to .90% for all policy years. Computed daily, the charge compensates us for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

TRANSFER CHARGE

We reserve the right to assess a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.


ANNUAL OPERATING EXPENSES OF THE FUNDS
Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.


18  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

EFFECT OF LOADS, FEES AND CHARGES
Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

- cost of insurance charges;

- administrative charges;

- surrender charges;

- cost of optional insurance benefits;

- policy fees;

- mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES
We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

RIVERSOURCE LIFE


We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.


We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  19

THE VARIABLE ACCOUNT AND THE FUNDS


THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.


THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of the underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies, and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the policies, contracts and plans of other eligible purchasers of the funds.



- FUNDS AVAILABLE UNDER THE POLICY: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by


20  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

  RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that invested in RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this policy and other policies and contracts that we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this policy and other policies and contracts that we and our affiliates issue. Please see the Statement of Additional Information (SAI) for a table that ranks the unaffiliated funds according to total dollar amounts that their affiliates paid us or our affiliates in 2007.



  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your sales representative makes regarding whether you should invest in the policy and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy").



  The revenue we and/or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy (see "Fee Tables"). However, the revenue we and/or affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.



- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including, but not limited to expense payments and non-cash compensation for various purposes including:


  - Compensating, training and educating sales representatives who sell the policies.

  - Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

  - Providing sub-transfer agency and shareholder servicing to policy owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  21

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AIM V.I. Capital   Seeks growth of capital.                     Invesco Aim Advisors,
Appreciation                                                    Inc., adviser; advisory
Fund, Series I                                                  entities affiliated with
Shares                                                          Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1, 2009
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AIM V.I. Capital   Seeks long-term growth of capital.           Invesco Aim Advisors,
Development Fund,                                               Inc., adviser; advisory
Series I Shares                                                 entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1, 2009
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AIM V.I. Core      Seeks growth of capital.                     Invesco Aim Advisors,
Equity Fund,                                                    Inc., adviser; advisory
Series I Shares                                                 entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1, 2009
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AIM V.I.           Seeks capital growth.                        Invesco Aim Advisors,
Financial                                                       Inc. adviser, advisory
Services Fund,                                                  entities affiliated with
Series I Shares                                                 Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1, 2009
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AIM V.I.           Seeks long-term growth of capital.           Invesco Aim Advisors,
International                                                   Inc. adviser, advisory
Growth Fund,                                                    entities affiliated with
Series II Shares                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1, 2009
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------




22  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AIM V.I.           Seeks capital growth.                        Invesco Aim Advisors,
Technology Fund,                                                Inc. adviser, advisory
Series I Shares                                                 entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1, 2009
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Large Cap
Growth Portfolio
(Class B)
----------------------------------------------------------------------------------------

American Century   Seeks capital growth.                        American Century Global
VP International,                                               Investment Management,
Class I                                                         Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is    American Century
VP Value, Class I  secondary objective.                         Investment Management,
                                                                Inc.
----------------------------------------------------------------------------------------

Calvert Variable   Seeks competitive total return through       Calvert Asset Management
Series, Inc.       actively managed portfolio of stocks, bonds  Company, Inc., adviser.
Social Balanced    and money market instruments which offer     New Amsterdam Partners,
Portfolio          income and capital growth opportunity and    LLP, subadviser on
                   which satisfy Portfolio's investment and     equity portion; no
                   social criteria.                             subadviser on fixed-
                                                                income portion.
----------------------------------------------------------------------------------------

Columbia High      Seeks total return, consisting of a high     Columbia Management
Yield Fund,        level of income and capital appreciation.    Advisors, LLC, advisor;
Variable Series,                                                MacKay Shields LLC,
Class B                                                         subadviser.
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio
----------------------------------------------------------------------------------------

Credit Suisse      Seeks long-term capital appreciation.        Credit Suisse Asset
Trust - U.S.                                                    Management, LLC
Equity Flex I
Portfolio
(previously
Credit Suisse
Trust - Small Cap
Core I Portfolio)
----------------------------------------------------------------------------------------

Credit Suisse      Seeks long-term capital appreciation.        Credit Suisse Asset
Trust - U.S.                                                    Management, LLC
Equity Flex III
Portfolio
(previously
Credit Suisse
Trust - Mid-Cap
Core Portfolio)
----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund
----------------------------------------------------------------------------------------

Evergreen VA       Seeks capital growth with the potential for  Evergreen Investment
Fundamental Large  current income.                              Management Company, LLC
Cap Fund - Class
2
----------------------------------------------------------------------------------------




      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  23

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Evergreen VA       Seeks high level of current income.          Evergreen Investment
International                                                   Management Company, LLC
Equity
Fund - Class 2
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR),
Portfolio Service  stocks. Invests in securities of companies   investment manager; FMR
Class 2            whose value it believes is not fully         U.K. and FMR Far East,
                   recognized by the public. Invests in either  sub-advisers.
                   "growth" stocks or "value" stocks or both.
                   The fund invests in domestic and foreign
                   issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks high total return through a            Fidelity Management &
Growth & Income    combination of current income and capital    Research Company (FMR),
Portfolio Service  appreciation. Normally invests a majority    investment manager; FMR
Class              of assets in common stocks with a focus on   U.K., FMR Far East, sub-
                   those that pay current dividends and show    advisers.
                   potential for capital appreciation. Invests
                   in domestic and foreign issuers. The Fund
                   invests in either "growth" stocks or
                   "value" stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital.           Fidelity Management &
Mid Cap Portfolio  Allocates assets across different market     Research Company (FMR),
Service Class      sectors and maturities. Normally invests     investment manager; FMR
                   primarily in common stocks. Normally         U.K., FMR Far East, sub-
                   invests at least 80% of assets in            advisers.
                   securities of companies with medium market
                   capitalizations. May invest in companies
                   with smaller or larger market
                   capitalizations. Invests in domestic and
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Overseas           invests primarily in common stocks of        Research Company (FMR),
Portfolio Service  foreign securities. Normally invests at      investment manager; FMR
Class              least 80% of assets in non-U.S. securities.  U.K., FMR Far East,
                                                                Fidelity International
                                                                Investment Advisors
                                                                (FIIA) and FIIA U.K.,
                                                                sub-advisers.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return.                     Franklin Templeton
Global Real                                                     Institutional, LLC
Estate Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks long-term total return.                Franklin Advisory
Small Cap Value                                                 Services, LLC
Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal.                            Advisers, LLC
Fund - Class 2
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term capital appreciation.        Goldman Sachs Asset
Mid Cap Value                                                   Management, L.P.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital through a  Goldman Sachs Asset
Structured Small   broadly diversified portfolio of equity      Management, L.P.
Cap Equity         investments in U.S. issuers.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital and        Goldman Sachs Asset
Structured U.S.    dividend income.                             Management, L.P.
Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------




24  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Enterprise                                               LLC
Portfolio:
Service Shares
(previously Janus
Aspen Series Mid
Cap Growth
Portfolio:
Service Shares)
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Global                                                   LLC
Technology
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital in a       Janus Capital Management
Series Janus       manner consistent with the preservation of   LLC
Portfolio:         capital.
Service Shares
(previously Janus
Aspen Series
Large Cap Growth
Portfolio:
Service Shares)
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Overseas                                                 LLC
Portfolio:
Service Shares
(previously Janus
Aspen Series
International
Growth Portfolio:
Service Shares)
----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                  MFS Investment
Growth Stock                                                    Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) New         Seeks capital appreciation.                  MFS Investment
Discovery                                                       Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS Investment
Series - Service                                                Management(R)
Class
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation.        OppenheimerFunds, Inc.
Global Securities
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small Cap
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer        Seeks high level of current income           OppenheimerFunds, Inc.
Strategic Bond     principally derived from interest on debt
Fund/VA, Service   securities.
Shares
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management period.
Class
----------------------------------------------------------------------------------------

Putnam VT Global   Seeks capital appreciation.                  Putnam Investment
Health Care                                                     Management, LLC
Fund - Class IB
Shares
(previously
Putnam VT Health
Sciences
Fund - Class IB
Shares)
----------------------------------------------------------------------------------------

Putnam VT High     Seeks high current income. Capital growth    Putnam Investment
Yield              is a secondary goal when consistent with     Management, LLC
Fund - Class IB    achieving high current income.
Shares
----------------------------------------------------------------------------------------

Putnam VT          Seeks capital appreciation.                  Putnam Investment
International                                                   Management, LLC
Equity
Fund - Class IB
Shares
----------------------------------------------------------------------------------------




      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  25

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Putnam VT New      Seeks long-term capital appreciation.        Putnam Investment
Opportunities                                                   Management, LLC
Fund - Class IA
Shares
----------------------------------------------------------------------------------------

Putnam VT Vista    Seeks capital appreciation.                  Putnam Investment
Fund - Class IB                                                 Management, LLC
Shares
----------------------------------------------------------------------------------------

Royce Capital      Seeks long-term growth of capital.           Royce & Associates, LLC
Fund - Micro-Cap
Portfolio,
Investment Class
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with an aggressive level of       LLC
Portfolios - Agg-  risk. This is a "fund of funds" and seeks
ressive            to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a conservative level of      LLC
Portfolios - Con-  risk. This is a "fund of funds" and seeks
servative          to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate level of risk.    LLC
Portfolios - Mod-  This is a "fund of funds" and seeks to
erate              achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate aggressive level  LLC
Portfolios - -     of risk. This is a "fund of funds" and
Moderately         seeks to achieve its objective by investing
Aggressive         in a combination of underlying funds for
                   which RiverSource Investments acts as
                   investment manager or an affiliate acts as
                   principal underwriter. By investing in
                   several underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate conservative      LLC
Portfolios - -     level of risk. This is a "fund of funds"
Moderately         and seeks to achieve its objective by
Conservative       investing in a combination of underlying
                   funds for which RiverSource Investments
                   acts as investment manager or an affiliate
                   acts as principal underwriter. By investing
                   in several underlying funds, the Fund seeks
                   to minimize the risks inherent in investing
                   in a single fund.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital growth.              RiverSource Investments,
Partners Variable                                               LLC, adviser; Davis
Portfolio - Fund-                                               Selected Advisers, L.P.,
amental Value                                                   subadviser.
Fund
----------------------------------------------------------------------------------------




26  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Partners Variable                                               LLC, adviser; Systematic
Portfolio - Sele-                                               Financial Management,
ct Value Fund                                                   L.P. and WEDGE Capital
                                                                Management L.L.P., sub-
                                                                advisers.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Partners Variable                                               LLC, adviser; Barrow,
Portfolio - Small                                               Hanley, Mewhinney &
Cap Value Fund                                                  Strauss, Inc., Denver
                                                                Investment Advisors LLC,
                                                                Donald Smith & Co.,
                                                                Inc., River Road Asset
                                                                Management, LLC and
                                                                Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum total investment return        RiverSource Investments,
Variable           through a combination of capital growth and  LLC
Portfolio - Bala-  current income.
nced Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum current income consistent      RiverSource Investments,
Variable           with liquidity and stability of principal.   LLC
Portfolio - Cash
Management Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income while     RiverSource Investments,
Variable           attempting to conserve the value of the      LLC
Portfolio - Dive-  investment for the longest period of time.
rsified Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and, as   RiverSource Investments,
Variable           a secondary goal, steady growth of capital.  LLC
Portfolio - Dive-
rsified Equity
Income Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC
Portfolio - Dyna-
mic Equity Fund
(previously RVST
RiverSource
Variable
Portfolio - Large
Cap Equity Fund)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks high total   RiverSource Investments,
Variable           return through income and growth of          LLC
Portfolio - Glob-  capital.
al Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks total        RiverSource Investments,
Variable           return that exceeds the rate of inflation    LLC
Portfolio - Glob-  over the long-term.
al Inflation
Protected
Securities Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high current income, with capital      RiverSource Investments,
Variable           growth as a secondary objective.             LLC
Portfolio - High
Yield Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high total return through current      RiverSource Investments,
Variable           income and capital appreciation.             LLC
Portfolio - Inco-
me Opportunities
Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks growth of capital.                     RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Growth Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Value Fund
----------------------------------------------------------------------------------------




      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  27

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Variable                                                        LLC
Portfolio - S&P
500 Index Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and       RiverSource Investments,
Variable           safety of principal consistent with          LLC
Portfolio - Short  investment in U.S. government and
Duration U.S.      government agency securities.
Government Fund
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC
Portfolio - Grow-
th Fund
(previously RVST
RiverSource
Variable
Portfolio - Grow-
th Fund)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Larg-
er-Cap Value Fund
(previously RVST
RiverSource
Variable
Portfolio - Large
Cap Value Fund)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC
Portfolio - Smal-
ler-Cap Value
Fund (previously
RVST RiverSource
Variable
Portfolio - Small
Cap Advantage
Fund)
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - Emer-                                               Threadneedle
ging Markets Fund                                               International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - In-                                                 Threadneedle
ternational                                                     International Limited,
Opportunity Fund                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

Third Avenue       Seeks long-term capital appreciation.        Third Avenue Management
Value Portfolio                                                 LLC
----------------------------------------------------------------------------------------

Van Kampen Life    Seeks capital growth and income through      Van Kampen Asset
Investment Trust   investments in equity securities, including  Management
Comstock           common stocks, preferred stocks and
Portfolio, Class   securities convertible into common and
II Shares          preferred stocks.
----------------------------------------------------------------------------------------

Van Kampen UIF     Seeks current income and capital             Morgan Stanley
Global Real        appreciation.                                Investment Management
Estate Portfolio,                                               Inc., doing business as
Class II Shares                                                 Van Kampen, adviser;
                                                                Morgan Stanley
                                                                Investment Management
                                                                Limited and Morgan
                                                                Stanley Investment
                                                                Management Company, sub-
                                                                advisers.
----------------------------------------------------------------------------------------

Van Kampen UIF     Seeks long-term capital growth.              Morgan Stanley
Mid Cap Growth                                                  Investment Management
Portfolio, Class                                                Inc., doing business as
II Shares                                                       Van Kampen.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term growth of capital.           Columbia Wanger Asset
International                                                   Management, L.P.
----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term growth of capital.           Columbia Wanger Asset
                                                                Management, L.P.
----------------------------------------------------------------------------------------




28  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Opportunity Fund                                                adviser; Wells Capital
                                                                Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund                                                            Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------






PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.


RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.


SUBSTITUTION OF INVESTMENTS
We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;


- the existing funds become unavailable; or



- in our judgment, the funds no longer are suitable (or are no longer the most suitable) for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. A reallocation and subsequent transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. (See "Transfers Between the Fixed Account and Subaccounts.")



In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance department.


VOTING RIGHTS
As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT


You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). Amounts allocated to the fixed account become part of our general account. The general account includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested. The assets held in our general account support the guarantees under your policy, including the death benefits. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS 29 income securities including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.




Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION
Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:

- select a specified amount of insurance;

- select a death benefit option;

- designate a beneficiary; and


- state how premiums are to be allocated among the fixed account and/or the subaccounts or enroll in the PN program.



INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.



AGE LIMIT: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.



RISK CLASSIFICATION: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges.")



OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.



INCONTESTABILITY: We will have two years from the effective date of your policy or from reinstatement of your policy (see "Keeping the Policy in Force -- Reinstatement") to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.


PREMIUMS
PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE EARLY POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUMS.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.


30  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-85, DBG-100 or the minimum initial premium period remain in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.

No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured's attained insurance age 100.

ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account, and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.

ADDITIONAL PREMIUMS: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

LIMITATIONS ON USE OF THE POLICY

If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.


POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

- interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily

      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS 31 depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.


FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value. Here are the factors that influence those changes:


     The number of accumulation units you own may fluctuate due to:


     - additional net premiums allocated to the subaccounts;



     - transfers into or out of the subaccounts;



     - partial surrenders and partial surrender fees;



     - surrender charges; and/or



     - monthly deductions.


     Accumulation unit values will fluctuate due to:


     - changes in underlying fund net asset value;



     - fund dividends distributed to the subaccounts;



     - fund capital gains or losses;



     - fund operating expenses; and



     - mortality and expense risk charges.



WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions in good order under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.


TRANSACTIONS INCLUDE:

- premium payments;

- loan requests and repayments;

- surrender requests; and

- transfers.


We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request in good order. On the other hand, if we receive your transaction request in good order at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


POLICY VALUE CREDITS


If you have met certain premium requirements, we will periodically apply a credit to your policy value as early as policy year two while the policy is in force.


The policy value credit will be applied, as long as:

- the sum of premiums paid; minus


32  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- $500,000


Currently, the policy value credit percent is 0.15%. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semiannual or annual basis as well as lower the policy value credit percentage down to 0% at any time.


The policy value credit amount shall be applied to the policy value on a pro rata basis. We pay these credit amounts out of revenues from charges for policies that have premiums paid in of $500,000 or more.

KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness, equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:


1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is five years.

DEATH BENEFIT GUARANTEES
A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following two DBG options:




DEATH BENEFIT GUARANTEE TO AGE 85

If you wish to pay a lower premium and are satisfied to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 85 (or 15 policy years, if later) regardless of investment performance, you should pay at least the DBG-85 premiums.

The DBG-85 provides that your policy will remain in force until the youngest insured reaches attained insurance age 85 (or 15 policy years, if later) even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-85 will remain in effect, as long as:

- the sum of premiums paid; minus

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- the DBG-85 premiums due since the policy date.

The DBG-85 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-85 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-85 will terminate. Your policy will also lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-85 cannot be reinstated.


DEATH BENEFIT GUARANTEE TO AGE 100

If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

- the sum of premiums paid; minus

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- the DBG-100 premiums due since the policy date.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  33

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If you have paid sufficient premiums, the DBG-85 will be in effect. If the DBG-85 and the DBG-100 are not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.

PLEASE NOTE: In Massachusetts, New Jersey and Texas, the DBG-85 and DBG-100 are not available. In Maryland, all references in this prospectus to DBG are deleted and replaced with NLG. In Illinois, all references in this prospectus to DBG are deleted and replaced with CP.

GRACE PERIOD

If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither the DBG-100 nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.



We will then mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add any remaining balance to the policy value and allocate it in the same manner as other premium payments.



If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.


REINSTATEMENT
Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

- a written request;

- evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;

- payment of a premium that will keep the policy in force for at least three months (one month in Virginia);

- payment of the monthly deductions that were not collected during the grace period; and

- payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable upon Death") will apply from the effective date of reinstatement (except in Georgia, Oklahoma, Tennessee, Utah and Virginia). Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement (except in Virginia) to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT
For two years (18 months in Maryland) after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not be charged a fee if we elect to charge a fee for more than five transfers by mail or telephone per year. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.


A transfer for this purpose has no effect on the policy's death benefit, specified amount, net amount at risk, risk classifications or issue age. Only the method of funding the policy value will be affected.


Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.


34  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the specified amount; or

- the applicable percentage of the policy value.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the policy value plus the specified amount; or

- the applicable percentage of policy value.

EXAMPLE                                                             OPTION 1          OPTION 2
Specified amount                                                   $1,000,000        $1,000,000
Policy value                                                       $   50,000        $   50,000
Death benefit                                                      $1,000,000        $1,050,000
Policy value increases to                                          $   80,000        $   80,000
Death benefit                                                      $1,000,000        $1,080,000
Policy value decreases to                                          $   30,000        $   30,000
Death benefit                                                      $1,000,000        $1,030,000


If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the youngest insured's attained insurance age 100, the death benefit amount will be the greater of:

- the policy value on the death benefit valuation date; or

- the policy value at the youngest insured's attained insurance age 100.

CHANGE IN DEATH BENEFIT OPTION
You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.


IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in the policy.


IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:


- Monthly deduction (because the cost of insurance charges depends upon the specified amount).


- Minimum monthly premium.

- Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT
Subject to certain limitations, you may make a written request to decrease the specified amount at any time.


INCREASES: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  35

DECREASES: After the first policy year, you may decrease your specified amount. Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy.



- In policy years 2-5, the specified amount remaining after the decrease may not be less than 80% for 2001 CSO Policies (50% for all other policies) of the initial specified amount.



- In policy years 6-10, the specified amount remaining after the decrease may not be less than 60% for 2001 CSO Policies (50% for all other policies) of the initial specified amount.



- In policy years 11-15, the specified amount remaining after the decrease may not be less than 40% of the initial specified amount.



- In policy years 16+, the specified amount remaining after the decrease must be at least $1,000.



- The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.


If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

- Charges for certain optional insurance benefits may decrease.

- The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

MISSTATEMENT OF AGE OR SEX
If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:

- the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

- the amount of any outstanding indebtedness on the date of death.

SUICIDE
If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide. In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage.

BENEFICIARY
Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS


You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.


RESTRICTIONS ON TRANSFERS

Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.


WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR

36  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;


- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and


- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.


Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.



IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUND FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:



WE TRY TO DISTINGUISH MARKET TIMING FROM TRANSFERS THAT WE BELIEVE ARE NOT HARMFUL, SUCH AS PERIODIC REBALANCING FOR PURPOSES OF AN ASSET ALLOCATION, DOLLAR-COST AVERAGING OR AN ASSET REBALANCING PROGRAM THAT MAY BE DESCRIBED IN THIS PROSPECTUS. THERE IS NO SET NUMBER OF TRANSFERS THAT CONSTITUTES MARKET TIMING. EVEN ONE TRANSFER IN RELATED ACCOUNTS MAY BE MARKET TIMING. WE SEEK TO RESTRICT THE TRANSFER PRIVILEGES OF A POLICY OWNER WHO MAKES MORE THAN THREE SUBACCOUNT TRANSFERS IN ANY 90 DAY PERIOD. WE ALSO RESERVE THE RIGHT TO REFUSE ANY TRANSFER REQUEST, IF, IN OUR SOLE JUDGMENT, THE DOLLAR AMOUNT OF THE TRANSFER REQUEST WOULD ADVERSELY AFFECT UNIT VALUES.



If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:


- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.


Subject to applicable state law and the terms of each policy, we will apply the transfer policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.


We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.


IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  37

POLICY TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF POLICY VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.


- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.



- Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.



- Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.



FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, AND THE RISKS THAT MARKET TIMING POSE TO THAT FUND AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


FIXED ACCOUNT TRANSFER POLICIES
- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:



- For mail and telephone transfers -- $250 or the entire subaccount balance, whichever is less.


- For automated transfers -- $50.

From the fixed account to a subaccount:


- For mail and telephone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.


- For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

- None.

From the fixed account to a subaccount:

- Entire fixed account balance minus any outstanding indebtedness.


38  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

MAXIMUM NUMBER OF TRANSFERS PER YEAR

You may make transfers by mail or telephone. However, we reserve the right to charge a fee for more than 12 transfers per year by mail or telephone. In addition to transfers by mail or telephone, you may make automated transfers subject to the restrictions described below.


AUTOMATED TRANSFERS

In addition to written and telephone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer. If you are enrolled in the PN Program, you are not allowed to set up automated transfers other than in connection with a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging").


AUTOMATED TRANSFER POLICIES
- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The maximum number of transfers per year provision does not apply to automated transfers.)


- You may make automated transfers by choosing a schedule we provide.

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  39

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.



HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number                                  AMOUNT     ACCUMULATION     OF UNITS
of dollars each month...                            MONTH    INVESTED     UNIT VALUE     PURCHASED
                                                     Jan       $100           $20           5.00
                                                     Feb        100            18           5.56
you automatically buy                                Mar        100            17           5.88
more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low...                      May        100            16           6.25

                                                     June       100            18           5.56

                                                     July       100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high.                                Oct        100            20           5.00


You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.


When a PN Program model portfolio is in effect, you may make dollar-cost averaging transfers from the fixed account to the model portfolio then in effect. If you change to a different model portfolio or are reallocated according to an updated version of your existing model portfolio (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program"), your dollar-cost averaging transfer allocations will not change. You must contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.


ASSET REBALANCING

Subject to availability, you can ask us in writing to reallocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the maximum number of transfers provisions above.



You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative. Different rules apply to asset rebalancing under the PN Program (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program").


PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM

The Portfolio Navigator Asset Allocation Program (PN Program) allows you to allocate your policy value to a PN Program model portfolio that consists of subaccounts, each of which invests in an underlying fund with a particular investment objective, that represent various asset classes (allocation options). You may also allocate a portion of your policy values and premiums to the fixed account while you participate in the PN Program. The PN Program also allows you to periodically update your model portfolio or transfer to a different model portfolio.



40  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

You may elect to participate in the PN Program at any time. You may cancel your participation in the PN Program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN Program will end. You may ask us in writing to allocate the variable subaccount portion of your policy value according to the percentage that you then choose (see "Asset Rebalancing"). Partial surrenders do not cancel the PN Program. Transfers do not cancel the PN Program. Your participation in the PN Program will terminate on the date you make a full surrender of your policy, or when your policy terminates for any reason. You should review any PN Program information, including the terms of the PN Program, carefully. Your sales representative can provide you with additional information and can answer any questions you may have on the PN Program.



SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN Program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each policy owner participating in the PN Program. In its role as investment adviser to the PN Program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN Program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of the RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to policy owners at or before the time they enroll in the PN Program.



Currently, the PN Program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.


The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to policy owners regarding the application of a particular model portfolio to his or her circumstances. Policy owners are solely responsible for determining whether any model portfolio is appropriate.


We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your policy. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflicts of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.


POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in the model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.


As an affiliate of RiverSource Investments, the investment adviser to RiverSource Variable Series Trust funds, we may have an incentive to identify RiverSource Variable Series Trust funds for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  41

Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN Program in connection with the development and updating of the model portfolio, and our identification of the universe of allocations options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Fee Tables -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios.


Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN Program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent rather than participants in the PN Program.


PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN Program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN Program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts that make up that model portfolio. By participating in the PN Program, you instruct us to invest your policy value in the subaccounts according to the allocation percentages stated for the specific model portfolio you have selected. You also instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.

If you are setting up a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging") while you are participating in the PN Program, you must make transfers from the fixed account to the model portfolio in effect at that time. If you change to a different model portfolio or reallocate according to an updated version of your existing model portfolio as described below, your dollar-cost averaging transfer allocations will not change. Contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.

You may make transfers to the fixed account and the subaccounts in accordance with the policies described under "Transfers Between the Fixed Account and Subaccounts." However, on the next PN Program automatic rebalancing date, any policy values transferred to subaccounts will be automatically rebalanced to the model portfolio in effect.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your policy value, less the amounts allocated to the fixed account is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN Program, if you do notify us otherwise, you will be deemed to have instructed us to reallocate your policy value, less the amounts allocated to the fixed account to the updated model portfolio. If you do not want your policy value, less the amounts allocated to the fixed account to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.


In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio at any time during your policy year by written request on an authorized form or by another method agreed to by us. We limit the number of changes to your model portfolio to two per policy year. Such changes include changing to a


42 RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.

We reserve the right to change the terms and conditions of the PN Program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial premium payment we accept;

- cancel required participation in the program after 30 days' written notice;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN Program, we would either have to find a replacement investment adviser or terminate the PN Program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.


The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the policy. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g. rebalancing instructions provided to insurer).


RISKS. Asset allocation through the PN Program does not guarantee that your policy will increase in value nor will it protect you against a decline in value if market prices fall.

By spreading your policy value among various allocation options under the PN Program, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your policy value could be better or worse by participating in the PN Program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

POLICY LOANS


You may borrow against your policy by written or telephone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for the address and telephone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request in good order at our home office (for exceptions -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.


MINIMUM LOAN AMOUNTS
$500 or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS
- In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.

- In all other states, 90% of the policy value minus surrender charges.

- For phone requests, the maximum loan amount is $100,000.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  43

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will make the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.


REPAYMENTS
We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take that interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest allocated, we will take all of the interest from all of the accounts in proportion to their value, minus indebtedness.


EFFECT OF POLICY LOANS
A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-85, the DBG-100 or the minimum initial premium period to terminate.

A loan may impact payment of the policy value credit.

POLICY SURRENDERS


You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and telephone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office in good order at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.


TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value, which is the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")


PARTIAL SURRENDERS

After the first policy year, you may take any amount from 500 up to 90% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, as described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.


EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.


44  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

- A partial surrender may terminate the DBG-85, the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases," under "Proceeds Payable upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

 1  BY MAIL

Regular mail:


RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474


Express mail:


RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474


* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2  BY PHONE


Call between 7 a.m. and 6 p.m. Central Time:
1 (800) 862-7919 (TOLL FREE)



TTY service for the hearing impaired:
1 (800) 258-8846 (TOLL FREE)



- We answer telephone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

- you surrender the policy; or

- the last surviving insured dies; or

- the youngest insured attains insurance age 100.


We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). If the beneficiary chooses the checking account option, the proceeds will be deposited into an interest bearing checking account issued by Ameriprise Bank, FSB, member FDIC unless the beneficiary fails to meet the requirements of using this option. We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at the rate not less than 4% per year (8% in Arkansas, 11% in Florida) on lump sum death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  45

PAYMENT OPTIONS

During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option, unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general investment account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.



OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.


OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS
We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payment includes a premium payment check that has not cleared;

- the NYSE is closed, except for normal holiday and weekend closings;

- trading on the NYSE is restricted, according to SEC rules;

- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

- the SEC permits us to delay payments for the protection of security holders.


We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request in good order. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.


FEDERAL TAXES


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISER TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of current federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.



You should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisers. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also your ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.


FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax. State income tax reporting and withholding may also apply.


DIVERSIFICATION AND INVESTOR CONTROL: A variable life insurance policy must meet a diversification test and is subject to an investor control rule under Section 817(h) of the Code. Failure to meet the test means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The diversification test requires the underlying funds to be invested in a diversified portfolio of assets. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We

46 RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.

RIVERSOURCE LIFE'S TAX STATUS
We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we currently understand it.

TAXATION OF POLICY PROCEEDS

DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary generally is not considered income to the beneficiary and is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.


DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.


DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax.



PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan, assignment of policy value, or payment options may be subject to federal income tax as ordinary income. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age
59 1/2.



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  47

SOURCE OF PROCEEDS                             TAXABLE PORTION OF PRE-DEATH PROCEEDS
------------------------------------------------------------------------------------------------------
NON-MODIFIED ENDOWMENT CONTRACTS:

Full surrender:                                Amount received plus any indebtedness, minus your
                                               investment in the policy.(1) You will be taxed on any
                                               earnings generated in the policy -- earnings in policy
                                               cash value and earnings previously taken via existing
                                               loans. It could be the case that a policy with a
                                               relatively small existing cash value could have
                                               significant earnings that will be taxed upon surrender
                                               of the policy.

Lapse:                                         Any indebtedness minus your investment in the
                                               policy.(1) You will be taxed on any earnings generated
                                               in the policy -- earnings in policy cash value and
                                               earnings previously taken via existing loans. It could
                                               be the case that a policy with a relatively small
                                               existing cash value could have significant earnings
                                               that will be taxed upon lapse of the policy.

Partial surrenders:                            Generally, if the amount received is greater than your
                                               investment in the policy,(1) the amount in excess of
                                               your investment is taxable. However, during the first
                                               15 policy years, a different amount may be taxable if
                                               the partial surrender results in or is necessitated by
                                               a reduction in benefits.

Policy loans and assignments and pledges:      None.(2)

MODIFIED ENDOWMENT CONTRACTS(3):

Full surrender:                                Amount received plus any indebtedness, minus your
                                               investment in the policy.(1)

Lapse:                                         Any indebtedness minus your investment in the
                                               policy.(1)

Partial surrenders:                            Lesser of:
                                               - the amount received; or
                                               - policy value minus your investment in the policy.(1)

Policy loans and assignments and pledges:      Lesser of:
                                               - the amount of the loan/assignment; or
                                               - policy value minus your investment in the policy.(1)

PAYMENT OPTIONS: PRE-DEATH PROCEEDS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT
CONTRACTS):                                    OPTION A: Taxed as full surrender and may be subject to
                                               additional 10% penalty tax if modified endowment
                                               contracts. Interest taxed (and not subject to
                                               additional 10% penalty tax).

                                               OPTIONS B AND C: Portion of each payment taxed and
                                               portion considered a return on investment in the
                                               policy(1) and not taxed. Any indebtedness at the time
                                               the option is elected taxed as a partial surrender and
                                               may be subject to additional 10% penalty tax if
                                               modified endowment contracts. Payments made after the
                                               investment in the policy(1) is fully recovered are
                                               taxed and may be subject to an additional 10% penalty
                                               tax if modified endowment contracts.

------------------------------------------------------------------------------------------------------






(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans. (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).
(2) However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to "full surrender" or "lapse" under "Source of Proceeds" in the "Non-modified endowment contracts" section shown above for the explanation of tax treatment.
(3) The taxable portion of pre-death proceeds may be subject to a 10% penalty tax.

MODIFIED ENDOWMENT CONTRACTS
Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract. If you exchanged a policy that is a non-modified endowment contract, your new policy may become a modified endowment contract.

We have procedures for monitoring whether your policy becomes a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.


48  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

- ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

- ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy.

REDUCTIONS IN BENEFITS: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy will become a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract, which are presumed to be taken in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year as one policy in determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:

- the distribution occurs after the owner attains age 59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)); or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

POLICY SPLIT OPTION RIDER: PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Section 1035 or non-taxable transfer under Section 1041 (in the event of a split between spouses or incident to a divorce) of the Code. If a policy split is not treated as a nontaxable exchange or transfer, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.



INTEREST PAID ON POLICY LOANS: Generally, no deduction is allowed for interest on any policy loan except as provided by Section 264(e) of the Code. Section 264(e) allows a deduction for interest paid or accrued after Oct. 15, 1995, on certain policy loans up to $50,000 only for key person insurance purchased by employers. Other significant limitations apply. In addition, no deduction is allowed for interest on any policy loan (even under Section 264(e)) if the loan interest is "personal interest".


POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.


1035 EXCHANGES: Section 1035 of the Internal Revenue Code permits nontaxable exchanges of certain insurance policies and annuity contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment or annuity contract, (2) the exchange of an endowment contract for an annuity contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old policy or contract.



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  49

For exchanges after 2009, a life insurance policy, annuity or endowment contract or a qualified long-term care insurance contract may be exchanged for a qualified long-term care insurance contract.


OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Under current tax law, the estate tax is repealed for the year 2010, but will be reinstated unless Congress acts by 2011. If Congress does not act by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax adviser and legal adviser prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan, and (iv) any limitation on the amount of life insurance that is allowed to be purchased by a qualified plan in order for a plan to maintain its qualified status, and (v) the tax treatment of the policy should the policy be distributed by a qualified plan to a participant in the qualified plan.



On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisers before purchasing the policy for any employment-related insurance or benefit program.



EMPLOYER-OWNED LIFE INSURANCE: The passage of the Pension Protection Act (PPA) in August of 2006 brought about new requirements that business owners/employers must meet regarding employer-owned life insurance (EOLI). An EOLI policy is any life insurance policy owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the policy and that covers the life of an employee of the employer (or a related person). Unless specified requirements are met, any death benefits in excess of the premiums paid are taxed.



The PPA created a new section of the Federal tax code, IRC Section 101(j). This Section specifies that, for the death benefit of an EOLI policy to maintain its tax-free nature, it must meet the criteria for one of the exception categories outlined in IRC Section 101(j) and meet all the proper notice and consent requirements. The provision also requires annual reporting and recordkeeping by employers that own one or more employer-owned life insurance policy(ies). Please note that the regulations issued in 2008 require an employer to file Form 8925. These requirements should be considered and reviewed with appropriate counsel prior to purchasing an employer owned life insurance policy.


SPLIT DOLLAR ARRANGEMENTS

The following is a general discussion of the federal income tax implications of a split dollar arrangement entered into under the regulations issued on Sept. 11, 2003 and that apply to arrangements entered into or materially modified on or after Sept. 17, 2003. You should consult your legal and tax advisers before developing or entering into a split dollar arrangement.



A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or "splits" the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.



The Treasury regulations define a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements or key-person plans.


MUTUALLY EXCLUSIVE REGIMES

The regulations provide for two mutually exclusive regimes for taxing split-dollar life insurance arrangements. The regulations apply for purposes of income tax, gift tax, FICA, FUTA, SECA, and wage withholding. The regulations require both the owner and non-owner of a life insurance contract to fully account for all amounts under the arrangement under the rules that apply to the regime under which the arrangement is taxed.


50  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

I. ECONOMIC BENEFIT SPLIT DOLLAR -- Under the economic benefit regime, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract. The economic benefit regime generally will govern the taxation of endorsement arrangements. In addition, a special rule requires the economic benefit regime to apply (and the loan regime not to apply) to any split-dollar life insurance arrangement if: (i) the arrangement is entered into in connection with the performance of services, and the employee or service provider is not the owner of the life insurance contract; or (ii) the arrangement is entered into between a donor and a donee (for example, a life insurance trust) and the donee is not the owner of the life insurance contract.

The value of the economic benefits, reduced by any consideration paid by the non-owner to the owner, is treated as transferred from the owner to the non-owner. The tax consequences of that transfer will depend on the relationship between the owner and the non-owner. Thus, the transfer may constitute a payment of compensation, a dividend, a gift, or a transfer having a different tax character. The possible economic benefits provided to the non-owner can include the value of current life insurance coverage, any portion of the cash surrender value available to the non-owner, and any other economic benefit.

II. LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR -- Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under the regulations, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is either a loan under general principals of Federal tax law or a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value. If a split dollar loan does not provide for sufficient interest, the loan generally is treated as a below-market split dollar loan subject to Section 7872 of the Code. If the split dollar loan provides for sufficient interest, then, except as provided in Section 7872 of the Code, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under Sections 1271 through 1275 of the Code). In general, interest on a split dollar loan is not deductible by the borrower.

EOLI REQUIREMENTS MAY APPLY


For situations in which the owner and beneficiary of a policy is the employer of an insured employee, the requirements of Section 101(j) of the Code may apply (see EOLI section above). Notice 2008-42 provides guidance to the application of
Section 101(j) to split-dollar arrangements. Discuss your situations with appropriate legal counsel.


TAXATION -- DETERMINED BY POLICY OWNERSHIP


The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a simple approach to determine which of the two regimes applies, based on policy ownership. Generally, the owner is the person named as owner under the policy. However, certain exceptions apply and special rules are provided for determining the owner if two or more persons are designated as policy owners. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax adviser.


SECTION 409A


The general rules for the taxation of non-qualified deferred compensation plans in Section 409A may apply to split-dollar arrangements. Notice 2007-34 provides guidance regarding the application of Section 409A to split-dollar arrangements.


DISTRIBUTION OF THE POLICY


RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.


SALES OF THE POLICY

- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the policy.

- The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  51

PAYMENTS TO THE SELLING FIRMS


- We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 90% of the initial target premium when the policy is sold, plus 3.6% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.


- We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.

- In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

  -- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

  -- marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

  -- providing services to policy owners; and

  -- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the policy.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.

SOURCES OF PAYMENTS TO SELLING FIRMS

- We pay the commissions and other compensation described above from our assets.

- Our assets may include:

  -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");

  -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

  -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

  -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

  -- fees and expenses we collect from policy owners, including surrender charges; and

  -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.


52  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

PAYMENTS TO SALES REPRESENTATIVES

- The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

- To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.

LEGAL PROCEEDINGS

RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.


You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or telephone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.


UNDERSTANDING THE ILLUSTRATIONS
RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

- Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;

- Cost of insurance charges;

- Administrative charges;

- Policy fees;

- Mortality and expense risk charges; and

- Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

- Current charges in all years illustrated; and

- Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS 53 average of all fund operating expenses used in the following illustrations is 1.10% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.


RISK CLASSIFICATION OF THE INSUREDS: The illustration assumes the insureds are a male, age 55, in our standard nonsmoker risk classification, and a female, age 55, in our preferred nonsmoker risk classification. Illustrated policy values would be lower if the assumed insureds did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.


PREMIUMS: The illustrations assume that a premium of $17,000 ($15,000 for 2001 CSO policies) is paid in full at the beginning of each policy year. Results would differ if:


- Premiums were not paid in full at the beginning of each policy year;

- Premium amounts paid were different.

LOANS AND PARTIAL SURRENDER: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.


54  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

ILLUSTRATION
-------------------------------------------------------------------------------------------------------------------------
                                  MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER                    CURRENT COSTS ASSUMED
                                 FEMALE -- INSURANCE AGE 55 -- PREFERRED NONSMOKER                 ANNUAL PREMIUM $17,000
INITIAL SPECIFIED AMOUNT $1,000,000
DEATH BENEFIT OPTION 1
-------------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                     POLICY VALUE                CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%         0%          6%         12%       0%         6%          12%      0%         6%         12%
-------------------------------------------------------------------------------------------------------------------------
   1    $   17,850 $1,000,000 $1,000,000 $ 1,000,000 $ 14,965 $   15,906 $    16,847 $     -- $       -- $        --
   2        36,593  1,000,000  1,000,000   1,000,000   29,560     32,375      35,304   10,865     13,680      16,609
   3        56,272  1,000,000  1,000,000   1,000,000   43,778     49,415      55,517   25,083     30,720      36,822
   4        76,936  1,000,000  1,000,000   1,000,000   57,611     67,035      77,647   38,916     48,340      58,953
   5        98,633  1,000,000  1,000,000   1,000,000   71,047     85,239     101,870   52,352     66,544      83,175
   6       121,414  1,000,000  1,000,000   1,000,000   84,077    104,033     128,380   67,251     87,208     111,554
   7       145,335  1,000,000  1,000,000   1,000,000   96,681    123,418     157,385   81,725    108,462     142,429
   8       170,452  1,000,000  1,000,000   1,000,000  108,847    143,399     189,124   95,761    130,312     176,038
   9       196,824  1,000,000  1,000,000   1,000,000  120,550    163,970     223,851  109,333    152,753     212,634
  10       224,515  1,000,000  1,000,000   1,000,000  131,765    185,131     261,852  122,418    175,783     252,505
  15       385,177  1,000,000  1,000,000   1,000,000  187,586    310,760     529,562  187,586    310,760     529,562
  20       590,227  1,000,000  1,000,000   1,038,593  228,004    458,547     970,647  228,004    458,547     970,647
  25       851,929  1,000,000  1,000,000   1,785,500  242,554    631,864   1,700,476  242,554    631,864   1,700,476
  30     1,185,933  1,000,000  1,000,000   3,034,505  194,598    839,215   2,890,004  194,598    839,215   2,890,004
  35     1,612,217  1,000,000  1,177,789   5,070,483    2,523  1,121,704   4,829,032    2,523  1,121,704   4,829,032
  40     2,156,276         --  1,493,707   8,083,974       --  1,478,918   8,003,934       --  1,478,918   8,003,934
  45     2,850,648         --  1,945,054  13,365,683       --  1,945,054  13,365,683       --  1,945,054  13,365,683
-------------------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  55

ILLUSTRATION
---------------------------------------------------------------------------------------------------------------------
                                 MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER              GUARANTEED COSTS ASSUMED
                                FEMALE -- INSURANCE AGE 55 -- PREFERRED NONSMOKER              ANNUAL PREMIUM $17,000
INITIAL SPECIFIED AMOUNT $1,000,000
DEATH BENEFIT OPTION 1
---------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                    POLICY VALUE              CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%          0%         6%         12%        0%       6%        12%        0%       6%        12%
---------------------------------------------------------------------------------------------------------------------
   1    $   17,850 $1,000,000 $1,000,000 $ 1,000,000 $ 14,708 $ 15,640 $    16,573 $     -- $     -- $        --
   2        36,593  1,000,000  1,000,000   1,000,000   29,005   31,786      34,681   10,310   13,091      15,986
   3        56,272  1,000,000  1,000,000   1,000,000   42,879   48,436      54,454   24,184   29,742      35,759
   4        76,936  1,000,000  1,000,000   1,000,000   56,312   65,587      76,036   37,617   46,892      57,341
   5        98,633  1,000,000  1,000,000   1,000,000   69,283   83,229      99,581   50,588   64,534      80,887

   6       121,414  1,000,000  1,000,000   1,000,000   81,764  101,346     125,254   64,939   84,521     108,429
   7       145,335  1,000,000  1,000,000   1,000,000   93,715  119,912     153,229   78,759  104,956     138,273
   8       170,452  1,000,000  1,000,000   1,000,000  105,081  138,885     183,685   91,994  125,799     170,599
   9       196,824  1,000,000  1,000,000   1,000,000  115,790  158,209     216,817  104,573  146,992     205,600
  10       224,515  1,000,000  1,000,000   1,000,000  125,765  177,818     252,839  116,418  168,471     243,491

  15       385,177  1,000,000  1,000,000   1,000,000  164,923  281,765     491,459  164,923  281,765     491,459
  20       590,227  1,000,000  1,000,000   1,000,000  163,357  377,472     868,125  163,357  377,472     868,125
  25       851,929  1,000,000  1,000,000   1,564,723   64,759  429,057   1,490,212   64,759  429,057   1,490,212
  30     1,185,933         --  1,000,000   2,582,429       --  349,235   2,459,456       --  349,235   2,459,456
  35     1,612,217         --         --   4,115,039       --       --   3,919,085       --       --   3,919,085

  40     2,156,276         --         --   6,267,154       --       --   6,205,103       --       --   6,205,103
  45     2,850,648         --         --  10,099,715       --       --  10,099,715       --       --  10,099,715
---------------------------------------------------------------------------------------------------------------------




(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


56  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

ILLUSTRATION                                                                                        FOR 2001 CSO POLICIES
-------------------------------------------------------------------------------------------------------------------------
                                  MALE -- INSURANCE AGE 55 -- STANDARD NONTOBACCO                   CURRENT COSTS ASSUMED
                                FEMALE -- INSURANCE AGE 55 -- PREFERRED NONTOBACCO                 ANNUAL PREMIUM $15,000
INITIAL SPECIFIED AMOUNT $1,000,000
DEATH BENEFIT OPTION 1
-------------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                     POLICY VALUE                CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%         6%         12%        0%        6%         12%        0%        6%         12%
-------------------------------------------------------------------------------------------------------------------------
   1    $   15,750 $1,000,000 $1,000,000 $ 1,000,000 $ 13,109 $   13,936 $    14,763 $     -- $       -- $        --
   2        32,288  1,000,000  1,000,000   1,000,000   25,898     28,369      30,942    7,204      9,675      12,247
   3        49,652  1,000,000  1,000,000   1,000,000   38,360     43,308      48,664   19,666     24,614      29,970
   4        67,884  1,000,000  1,000,000   1,000,000   50,492     58,761      68,073   31,798     40,067      49,379
   5        87,029  1,000,000  1,000,000   1,000,000   62,281     74,731      89,322   43,587     56,037      70,628

   6       107,130  1,000,000  1,000,000   1,000,000   73,718     91,224     112,581   56,894     74,399      95,756
   7       128,237  1,000,000  1,000,000   1,000,000   84,780    108,230     138,023   69,825     93,275     123,069
   8       150,398  1,000,000  1,000,000   1,000,000   95,443    125,744     165,846   82,358    112,659     152,761
   9       173,668  1,000,000  1,000,000   1,000,000  105,677    143,751     196,259   94,461    132,535     185,043
  10       198,102  1,000,000  1,000,000   1,000,000  115,457    162,243     229,506  106,110    152,897     220,160

  15       339,862  1,000,000  1,000,000   1,000,000  163,795    271,658     463,290  163,795    271,658     463,290
  20       520,789  1,000,000  1,000,000   1,000,000  196,645    397,917     845,585  196,645    397,917     845,585
  25       751,702  1,000,000  1,000,000   1,555,973  202,824    540,756   1,481,879  202,824    540,756   1,481,879
  30     1,046,412  1,000,000  1,000,000   2,641,807  142,537    695,441   2,516,006  142,537    695,441   2,516,006
  35     1,422,545         --  1,000,000   4,396,211       --    881,968   4,186,868       --    881,968   4,186,868

  40     1,902,596         --  1,178,394   7,010,730       --  1,166,727   6,941,317       --  1,166,727   6,941,317
  45     2,515,277         --  1,543,120  11,592,899       --  1,543,120  11,592,899       --  1,543,120  11,592,899
-------------------------------------------------------------------------------------------------------------------------






(1) This information is for comparative purposes only. There is no such option available under your policy.



THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  57

ILLUSTRATION                                                                                 FOR 2001 CSO POLICIES
------------------------------------------------------------------------------------------------------------------
                                MALE -- INSURANCE AGE 55 -- STANDARD NONTOBACCO           GUARANTEED COSTS ASSUMED
                              FEMALE -- INSURANCE AGE 55 -- PREFERRED NONTOBACCO            ANNUAL PREMIUM $15,000
INITIAL SPECIFIED AMOUNT $1,000,000
DEATH BENEFIT OPTION 1
------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                  POLICY VALUE             CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS    ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF  ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%         6%         12%       0%       6%        12%       0%       6%        12%
------------------------------------------------------------------------------------------------------------------
   1    $   15,750 $1,000,000 $1,000,000 $1,000,000 $ 12,869 $ 13,688 $   14,508 $     -- $     -- $       --
   2        32,288  1,000,000  1,000,000  1,000,000   25,414   27,855     30,396    6,720    9,161     11,702
   3        49,652  1,000,000  1,000,000  1,000,000   37,626   42,504     47,786   18,932   23,810     29,092
   4        67,884  1,000,000  1,000,000  1,000,000   49,493   57,637     66,811   30,799   38,943     48,117
   5        87,029  1,000,000  1,000,000  1,000,000   61,001   73,252     87,615   42,307   54,558     68,921

   6       107,130  1,000,000  1,000,000  1,000,000   72,129   89,341    110,349   55,305   72,517     93,525
   7       128,237  1,000,000  1,000,000  1,000,000   82,851  105,891    135,179   67,896   90,936    120,225
   8       150,398  1,000,000  1,000,000  1,000,000   93,133  122,883    162,283   80,048  109,798    149,198
   9       173,668  1,000,000  1,000,000  1,000,000  102,939  140,294    191,855   91,723  129,078    180,639
  10       198,102  1,000,000  1,000,000  1,000,000  112,230  158,100    224,116  102,883  148,753    214,769

  15       339,862  1,000,000  1,000,000  1,000,000  152,796  256,089    440,363  152,796  256,089    440,363
  20       520,789  1,000,000  1,000,000  1,000,000  168,465  357,088    781,584  168,465  357,088    781,584
  25       751,702  1,000,000  1,000,000  1,409,350  133,969  446,131  1,342,238  133,969  446,131  1,342,238
  30     1,046,412  1,000,000  1,000,000  2,342,666       --  489,741  2,231,111       --  489,741  2,231,111
  35     1,422,545         --  1,000,000  3,788,077       --  403,271  3,607,693       --  403,271  3,607,693

  40     1,902,596         --         --  5,848,670       --       --  5,790,763       --       --  5,790,763
  45     2,515,277         --         --  9,419,656       --       --  9,419,656       --       --  9,419,656
------------------------------------------------------------------------------------------------------------------






(1) This information is for comparative purposes only. There is no such option available under your policy.



58  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your policy.


ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.



ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.


CASH SURRENDER VALUE: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.


CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.


CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 85 (or 15 policy years, if later). This feature is in effect if you meet certain premium payment requirements (except in Massachusetts, New Jersey and Texas).

DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85) PREMIUM: The premium required to keep the DBG-85 in effect. The DBG-85 premium is shown in your policy. It depends on each insured's sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements (except in Massachusetts, New Jersey and Texas).

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) PREMIUM: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT VALUATION DATE: The date of the last surviving insured's death when death occurs on a valuation date. If the last surviving insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the last surviving insured's death.


DURATION: The number of years a policy is in force. For example, Duration 1 is the first year the policy is in force and Duration 15 is the 15th year the policy is in force.


FIXED ACCOUNT: The general investment account of RiverSource Life. The fixed account is made up of all of RiverSource Life's assets other than those held in any separate account.


FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.


FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Variable Account and the Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.


GOOD ORDER: We cannot process your transaction request relating to the policy until we have received the request in good order at our home office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the policy number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all policy owners, exactly as registered on the policy, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: Each insured's age based upon his or her last birthday on the date of the application.

INSUREDS: The persons whose lives are insured by the policy.


LAPSE: The policy ends without value and no death benefit is paid.


MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  59

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.


OWNER: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.


POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.

- Upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100, proceeds will be the greater of:

  -- the policy value on the date of death of the last surviving insured minus any indebtedness on the date of death of the last surviving insured's death.

  -- the policy value at the youngest insured's attained insurance age 100 minus any indebtedness on the date of the last surviving insured death.

- On surrender of the policy, the proceeds will be the cash surrender value.


RISK CLASSIFICATION: A group of insureds that RiverSource Life expects will have similar mortality experience.


RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.


SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.


SURRENDER CHARGE: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.


VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.


VARIABLE ACCOUNT: RiverSource Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.


2001 CSO POLICIES: Policies issued based on applications signed on or after October 1, 2008, where approved, and any policy issued on or after January 1, 2009, regardless of the date of the application.


FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).


60  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  61

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474

1 (800) 862-7919



Additional information about RiverSource Variable Life Separate Account
     (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or
           RiverSource Life Insurance Company at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.


                       RiverSource Life Insurance Company
            70100 Ameriprise Financial Center, Minneapolis, MN 55474



                                1 (800) 862-7919



                          riversource.com/lifeinsurance


You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C.
(for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC,
                   100 F Street, N.E., Washington, D.C. 20549.


                      Investment Company Act File #811-4298

RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and
       annuity products are issued by RiverSource Life Insurance Company. Both companies are affiliated with Ameriprise Financial Services, Inc.


      (C)2008-2009 RiverSource Life Insurance Company. All rights reserved.




S-6202 M (5/09)

PART B: STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR



            RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE

                               (SUCCESSION SELECT)



                  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE (VUL)



              RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE III (VUL III)



               RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV (VUL IV)



            RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES

                                  (VUL IV - ES)





                                   MAY 1, 2009


ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY
            70100 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            Website address: riversource.com/lifeinsurance
            RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT (previously IDS Life Variable Life Separate Account)

RiverSource Variable Life Separate Account is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.


S-6333 G (5/09)

TABLE OF CONTENTS



INFORMATION ABOUT RIVERSOURCE LIFE...................   P. 3
Ownership............................................   p. 3
State Regulation.....................................   p. 3
Reports..............................................   p. 3
Rating Agencies......................................   p. 3
PRINCIPAL UNDERWRITER................................   P. 4
THE VARIABLE ACCOUNT.................................   P. 4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE
  POLICIES...........................................   P. 5
Additional Information on Payment Options for
  RiverSource - SPVL, V2D, Succession Select, VUL,
  VUL III, VUL IV and VUL IV - ES....................   p. 5
Additional Information on Underwriting for
  RiverSource - SPVL.................................   p. 6
REVENUES RECEIVED DURING CALENDAR YEAR 2008..........  P. 11
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM........  P. 11






 2    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

INFORMATION ABOUT RIVERSOURCE LIFE

We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

OWNERSHIP
We are a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

STATE REGULATION
We are subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate. We file an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which we do business. Our books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of our operations is conducted periodically.

REPORTS
At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES
We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


                                RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    3

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the policy, which is offered on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). The policies are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.


Prior to Jan. 1, 2007, Ameriprise Financial Services, Inc. served as the principal underwriter for the policy. The aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. for the variable account in 2006 was $290,026,122. Ameriprise Financial Services, Inc. retains no underwriting commission from the sale of the policy.



Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the policy. RiverSource Distributors retains no underwriting commissions from the sale of the policy. The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors for the variable account in 2008 was $383,542,107; and in 2007 was $322,665,705.


THE VARIABLE ACCOUNT

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.


 4    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR RIVERSOURCE -- SPVL, SUCCESSION SELECT, V2D, VUL, VUL III, VUL IV AND VUL IV - ES

RIVERSOURCE - SPVL

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61
                      15                                              6.87
                      20                                              5.51
                      25                                              4.71
                      30                                              4.18


We will furnish monthly amounts for other payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 5, 10 or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect the time of the first payment. The amount depends on the sex and age of the payee on that date.

Option C Table

                                                   LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
------------------------------------------------------------------------------------------------------
AGE                    BEGINNING                       5 YEARS           10 YEARS          15 YEARS
PAYEE                   IN YEAR                     MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65                        2005                     $ 5.28    $4.68    $5.16    $4.63    $4.96    $4.54
                          2010                       5.19     4.61     5.08     4.57     4.90     4.49
                          2015                       5.11     4.55     5.01     4.51     4.84     4.43
                          2020                       5.03     4.49     4.94     4.45     4.78     4.39
                          2025                       4.95     4.43     4.87     4.40     4.73     4.34
                          2030                       4.88     4.38     4.81     4.35     4.68     4.30
70                        2005                       6.15     5.37     5.88     5.26     5.49     5.07
                          2010                       6.03     5.28     5.79     5.18     5.42     5.00
                          2015                       5.92     5.19     5.70     5.10     5.36     4.94
                          2020                       5.81     5.10     5.61     5.03     5.30     4.88
                          2025                       5.71     5.03     5.53     4.96     5.24     4.83
                          2030                       5.61     4.95     5.45     4.89     5.18     4.77
75                        2005                       7.30     6.36     6.74     6.09     6.01     5.67
                          2010                       7.14     6.23     6.63     5.99     5.95     5.60
                          2015                       6.99     6.10     6.52     5.89     5.90     5.54
                          2020                       6.84     5.99     6.42     5.79     5.84     5.47
                          2025                       6.71     5.88     6.32     5.71     5.78     5.41
                          2030                       6.58     5.78     6.23     5.62     5.73     5.35
85                        2005                      10.68     9.65     8.52     8.14     6.73     6.64
                          2010                      10.45     9.41     8.44     8.04     6.72     6.62
                          2015                      10.22     9.19     8.36     7.93     6.70     6.59
                          2020                      10.00     8.98     8.27     7.83     6.68     6.57
                          2025                       9.79     8.78     8.19     7.74     6.67     6.54
                          2030                       9.60     8.59     8.11     7.64     6.65     6.52




                                RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    5

ADDITIONAL INFORMATION ON UNDERWRITING FOR RIVERSOURCE - SPVL
For certain insurance ages, if the amount of the initial single premium does not exceed limits we establish, we may deem your answers to certain medical questions on the application to constitute satisfactory evidence of insurability of the person whose life you propose to insure. We call this process "simplified underwriting." If simplified underwriting is not available, either because the insurance age of the proposed insured, or because the amount of the initial single premium exceeds our limits, full underwriting accordance with our underwriting rules and procedures is required. Because we offer simplified underwriting under certain circumstances in connection with the policy, it is possible that the costs of insurance for this policy may be higher for a healthy insured than the cost of insurance rates under other policies we offer which require full underwriting.

SUCCESSION SELECT
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61
                      15                                              6.87
                      20                                              5.51
                      25                                              4.71
                      30                                              4.18


We will furnish monthly amounts for other payment periods at your request, without charge.


 6    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 5, 10 or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect the time of the first payment. The amount depends on the sex (no sex requirement in Montana) and age of the payee on that date.
Option C Table

                                                   LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
------------------------------------------------------------------------------------------------------
AGE                    BEGINNING                       5 YEARS           10 YEARS          15 YEARS
PAYEE                   IN YEAR                     MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65                        2005                     $ 5.28    $4.68    $5.16    $4.63    $4.96    $4.54
                          2010                       5.19     4.61     5.08     4.57     4.90     4.49
                          2015                       5.11     4.55     5.01     4.51     4.84     4.43
                          2020                       5.03     4.49     4.94     4.45     4.78     4.39
                          2025                       4.95     4.43     4.87     4.40     4.73     4.34
                          2030                       4.88     4.38     4.81     4.35     4.68     4.30
70                        2005                       6.15     5.37     5.88     5.26     5.49     5.07
                          2010                       6.03     5.28     5.79     5.18     5.42     5.00
                          2015                       5.92     5.19     5.70     5.10     5.36     4.94
                          2020                       5.81     5.10     5.61     5.03     5.30     4.88
                          2025                       5.71     5.03     5.53     4.96     5.24     4.83
                          2030                       5.61     4.95     5.45     4.89     5.18     4.77
75                        2005                       7.30     6.36     6.74     6.09     6.01     5.67
                          2010                       7.14     6.23     6.63     5.99     5.95     5.60
                          2015                       6.99     6.10     6.52     5.89     5.90     5.54
                          2020                       6.84     5.99     6.42     5.79     5.84     5.47
                          2025                       6.71     5.88     6.32     5.71     5.78     5.41
                          2030                       6.58     5.78     6.23     5.62     5.73     5.35
85                        2005                      10.68     9.65     8.52     8.14     6.73     6.64
                          2010                      10.45     9.41     8.44     8.04     6.72     6.62
                          2015                      10.22     9.19     8.36     7.93     6.70     6.59
                          2020                      10.00     8.98     8.27     7.83     6.68     6.57
                          2025                       9.79     8.78     8.19     7.74     6.67     6.54
                          2030                       9.60     8.59     8.11     7.64     6.65     6.52


VUL
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                       5                                            $18.32
                      10                                             10.06
                      15                                              7.34
                      20                                              6.00
                      25                                              5.22
                      30                                              4.72


We will furnish monthly amounts for other payment periods at your request, without charge.


                                RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    7

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR OF PAYEE'S BIRTH              ADJUSTMENT                 CALENDAR YEAR OF PAYEE'S BIRTH     ADJUSTMENT
Before 1920                                      0                                1945-1949                    6
1920-1924                                        1                                1950-1959                    7
1925-1929                                        2                                1960-1969                    8
1930-1934                                        3                                1970-1979                    9
1935-1939                                        4                                1980-1989                   10
1940-1944                                        5                               After 1989                   11


The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

Option C Table

                                               LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------------------------
                                                   10 YEARS          15 YEARS          20 YEARS
ADJUSTED AGE PAYEE                              MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
50                                              $4.22    $3.89    $4.17    $3.86    $4.08    $3.82
55                                               4.62     4.22     4.53     4.18     4.39     4.11
60                                               5.14     4.66     4.96     4.57     5.71     4.44
65                                               5.81     5.22     5.46     5.05     5.02     4.79
70                                               6.61     5.96     5.96     5.60     5.27     5.12
75                                               7.49     6.89     6.38     6.14     5.42     5.35


V2D AND VUL III
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61
                      15                                              6.87
                      20                                              5.51
                      25                                              4.71
                      30                                              4.18


We will furnish monthly amounts for other payment periods at your request, without charge.


 8    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR                                                           CALENDAR YEAR
OF PAYEE'S BIRTH                ADJUSTMENT                            OF PAYEE'S BIRTH              ADJUSTMENT
Before 1920                          0                                    1945-1949                      6
1920-1924                            1                                    1950-1959                      7
1925-1929                            2                                    1960-1969                      8
1930-1934                            3                                    1970-1979                      9
1935-1939                            4                                    1980-1989                     10
1940-1944                            5                                   After 1989                     11


The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

Option C Table

                                               LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------------------------
                                                   10 YEARS          15 YEARS          20 YEARS
ADJUSTED AGE PAYEE                              MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
50                                              $4.22    $3.89    $4.17    $3.86    $4.08    $3.82
55                                               4.62     4.22     4.53     4.18     4.39     4.11
60                                               5.14     4.66     4.96     4.57     5.71     4.44
65                                               5.81     5.22     5.46     5.05     5.02     4.79
70                                               6.61     5.96     5.96     5.60     5.27     5.12
75                                               7.49     6.89     6.38     6.14     5.42     5.35


VUL IV/VUL IV -- ES
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61
                      15                                              6.87
                      20                                              5.51
                      25                                              4.71
                      30                                              4.18


We will furnish monthly amounts for other payment periods at your request, without charge.


                                RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    9

OPTION C -- LIFETIME INCOME: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

Option C Table

                                                   LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
------------------------------------------------------------------------------------------------------
AGE                    BEGINNING                       5 YEARS           10 YEARS          15 YEARS
PAYEE                   IN YEAR                     MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65                        2005                     $ 5.28    $4.68    $5.16    $4.63    $4.96    $4.54
                          2010                       5.19     4.61     5.08     4.57     4.90     4.49
                          2015                       5.11     4.55     5.01     4.51     4.84     4.43
                          2020                       5.03     4.49     4.94     4.45     4.78     4.39
                          2025                       4.95     4.43     4.87     4.40     4.73     4.34
                          2030                       4.88     4.38     4.81     4.35     4.68     4.30
70                        2005                       6.15     5.37     5.88     5.26     5.49     5.07
                          2010                       6.03     5.28     5.79     5.18     5.42     5.00
                          2015                       5.92     5.19     5.70     5.10     5.36     4.94
                          2020                       5.81     5.10     5.61     5.03     5.30     4.88
                          2025                       5.71     5.03     5.53     4.96     5.24     4.83
                          2030                       5.61     4.95     5.45     4.89     5.18     4.77
75                        2005                       7.30     6.36     6.74     6.09     6.01     5.67
                          2010                       7.14     6.23     6.63     5.99     5.95     5.60
                          2015                       6.99     6.10     6.52     5.89     5.90     5.54
                          2020                       6.84     5.99     6.42     5.79     5.84     5.47
                          2025                       6.71     5.88     6.32     5.71     5.78     5.41
                          2030                       6.58     5.78     6.23     5.62     5.73     5.35
85                        2005                      10.68     9.65     8.52     8.14     6.73     6.64
                          2010                      10.45     9.41     8.44     8.04     6.72     6.62
                          2015                      10.22     9.19     8.36     7.93     6.70     6.59
                          2020                      10.00     8.98     8.27     7.83     6.68     6.57
                          2025                       9.79     8.78     8.19     7.74     6.67     6.54
                          2030                       9.60     8.59     8.11     7.64     6.65     6.52


The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.


 10    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

REVENUES RECEIVED DURING CALENDAR YEAR 2008



The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2008. Some of these funds may not be available under your policy. Please see your policy prospectus regarding the investment options available to you.



--------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                       $18,743,014.48
Oppenheimer Variable Account Funds                                            $13,820,820.88
Wanger Advisors Trust                                                         $ 9,370,146.79
AllianceBernstein Variable Products Series Fund, Inc.                         $ 8,424,214.29
Columbia Funds Variable Insurance Trust                                       $ 7,430,450.61
Janus Aspen Series                                                            $ 7,122,557.57
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 6,643,663.84
AIM Variable Insurance Funds                                                  $ 6,432,082.42
PIMCO Variable Insurance Trust                                                $ 5,883,317.87
American Century(R) Variable Portfolios, Inc.                                 $ 5,286,558.50
Goldman Sachs Variable Insurance Trust                                        $ 4,677,953.25
Van Kampen Life Investment Trust                                              $ 3,925,882.57
MFS(R) Variable Insurance TrustSM                                             $ 3,573,209.10
Eaton Vance Variable Trust                                                    $ 2,684,626.00
Wells Fargo Advantage Variable Trust Funds                                    $ 1,708,848.85
Putnam Variable Trust                                                         $ 1,652,989.18
The Universal Institutional Funds, Inc.                                       $ 1,516,077.16
Neuberger Berman Advisers Management Trust                                    $ 1,235,681.82
Evergreen Variable Annuity Trust                                              $ 1,141,265.89
Credit Suisse Trust                                                           $   949,442.19
Lazard Retirement Series, Inc.                                                $   793,689.26
Third Avenue Variable Series Trust                                            $   552,278.88
Royce Capital Fund                                                            $   469,495.42
Pioneer Variable Contracts Trust                                              $   280,236.22
Calvert Variable Series, Inc.                                                 $   149,893.29
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $   140,009.65
STI Classic Variable Trust                                                    $    42,907.96
Legg Mason Partners Variable Portfolios                                       $    20,806.64
Premier VIT                                                                   $     5,570.02
Lincoln Variable Insurance Products Trust                                     $     3,477.16
J.P. Morgan Series Trust II                                                   $     1,772.33
--------------------------------------------------------------------------------------------



If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, has audited the consolidated financial statements of RiverSource Life Insurance Company at Dec. 31, 2008 and 2007, and for each of the three years in the period ended Dec. 31, 2008, and the individual financial statements of the segregated asset subaccounts of RiverSource Variable Life Separate Account, sponsored by RiverSource Life Insurance Company, at Dec. 31, 2008, and for each of the periods indicated therein, as set forth in their reports thereon appearing elsewhere herein. We've included our financial statements in the Statement of Additional Information in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



THE BOARD OF DIRECTORS



RIVERSOURCE LIFE INSURANCE COMPANY



We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of RiverSource Variable Life Separate Account (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, as of December 31, 2008, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of RiverSource Variable Life Separate Account, referred to in Note 1, at December 31, 2008, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.


                                        (-s- ERNST & YOUNG LLP)


Minneapolis, Minnesota



April 24, 2009



 12    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                       AIM VI       AIM VI        AIM VI       AIM VI        AIM VI
                                                     CAP APPR,     CAP APPR,     CAP DEV,     CAP DEV,      CORE EQ,
DEC. 31, 2008                                          SER I        SER II        SER I        SER II         SER I
 ASSETS
Investments, at fair value(1),(2)                   $12,692,636   $6,693,259   $ 6,897,074   $2,631,016   $147,769,822
Dividends receivable                                         --           --            --           --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                              2,150        3,276            --        8,602             --
Receivable for share redemptions                         10,422        5,485        20,916        2,156        241,448
----------------------------------------------------------------------------------------------------------------------
Total assets                                         12,705,208    6,702,020     6,917,990    2,641,774    148,011,270
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       10,422        5,485         5,685        2,155        121,452
    Minimum death benefit guarantee risk charge              --           --            --           --             --
    Contract terminations                                    --           --        15,231           --        119,996
Payable for investments purchased                         2,150        3,276            --        8,602             --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                        12,572        8,761        20,916       10,757        241,448
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                            $12,692,636   $6,693,259   $ 6,897,074   $2,631,017   $147,769,822
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   751,488      402,966       869,744      339,925      7,482,016
(2) Investments, at cost                            $17,952,728   $9,471,676   $11,303,449   $4,849,067   $178,213,116
----------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                       AIM VI       AIM VI        AIM VI       AIM VI        AB VPS
                                                        DYN,       FIN SERV,    INTL GRO,       TECH,      GRO & INC,
DEC. 31, 2008 (CONTINUED)                              SER I         SER I        SER II        SER I         CL B
 ASSETS
Investments, at fair value(1),(2)                   $   620,190   $2,181,470   $31,119,084   $  888,670   $ 13,260,664
Dividends receivable                                         --           --            --           --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                                493        3,625        57,160        1,015             --
Receivable for share redemptions                            504        1,754        24,690          727         30,394
----------------------------------------------------------------------------------------------------------------------
Total assets                                            621,187    2,186,849    31,200,934      890,412     13,291,058
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                          504        1,754        24,690          728         10,931
    Minimum death benefit guarantee risk charge              --           --            --           --             --
    Contract terminations                                    --           --            --           --         19,463
Payable for investments purchased                           493        3,625        57,160        1,015             --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                           997        5,379        81,850        1,743         30,394
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                            $   620,190   $2,181,470   $31,119,084   $  888,669   $ 13,260,664
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                    62,081      529,483     1,618,257      106,046      1,022,410
(2) Investments, at cost                            $   931,505   $4,489,096   $43,972,152   $1,334,508   $ 23,296,763
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    13

STATEMENTS OF ASSETS AND LIABILITIES



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                      AB VPS         AB VPS        AC VP         AC VP         AC VP
                                                     INTL VAL,    LG CAP GRO,      INTL,         INTL,          VAL,
DEC. 31, 2008 (CONTINUED)                              CL B           CL B          CL I         CL II          CL I
 ASSETS
Investments, at fair value(1),(2)                  $ 66,302,312    $  936,455   $18,834,892   $ 6,389,939   $62,260,053
Dividends receivable                                         --            --            --            --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                             99,342           194            --         5,916            --
Receivable for share redemptions                         53,153           741        50,140         5,212        64,848
-----------------------------------------------------------------------------------------------------------------------
Total assets                                         66,454,807       937,390    18,885,032     6,401,067    62,324,901
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       53,153           741        15,475         5,212        51,179
    Minimum death benefit guarantee risk charge              --            --            --            --            --
    Contract terminations                                    --            --        34,665            --        13,669
Payable for investments purchased                        99,342           194            --         5,916            --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       152,495           935        50,140        11,128        64,848
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                           $ 66,302,312    $  936,455   $18,834,892   $ 6,389,939   $62,260,053
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 6,066,085        51,939     3,170,857     1,077,561    13,303,430
(2) Investments, at cost                           $113,523,873    $1,308,817   $23,781,449   $ 8,955,587   $94,370,168
-----------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                       AC VP        CALVERT        COL HI          CS            CS
                                                       VAL,            VS        YIELD, VS     COMMODITY      U.S. EQ
DEC. 31, 2008 (CONTINUED)                              CL II       SOCIAL BAL       CL B         RETURN       FLEX III
 ASSETS
Investments, at fair value(1),(2)                  $ 16,167,659    $5,892,293   $ 2,632,155   $ 6,836,777   $ 1,703,509
Dividends receivable                                         --            --            --        21,688            --
Accounts receivable from RiverSource Life for
  contract purchase payments                             12,200            --         8,266         3,481            --
Receivable for share redemptions                         13,190        21,619         2,095         5,445         2,080
-----------------------------------------------------------------------------------------------------------------------
Total assets                                         16,193,049     5,913,912     2,642,516     6,867,391     1,705,589
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       13,190         4,829         2,095         5,445         1,401
    Minimum death benefit guarantee risk charge              --            --            --            --            --
    Contract terminations                                    --        16,790            --            --           679
Payable for investments purchased                        12,200            --         8,266        25,169            --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                        25,390        21,619        10,361        30,614         2,080
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                           $ 16,167,659    $5,892,293   $ 2,632,155   $ 6,836,777   $ 1,703,509
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 3,454,628     4,721,389       349,092       961,572       183,964
(2) Investments, at cost                           $ 26,050,792    $8,583,861   $ 3,664,325   $11,975,297   $ 2,120,851
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 14    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                      CS           EV VT           EG VA         FID VIP       FID VIP
                                                   U.S. EQ     FLOATING-RATE    FUNDAMENTAL    CONTRAFUND,    GRO & INC,
DEC. 31, 2008 (CONTINUED)                           FLEX I          INC        LG CAP, CL 2     SERV CL 2      SERV CL
 ASSETS
Investments, at fair value(1),(2)                $ 8,002,350    $ 21,043,653    $ 6,119,098   $ 94,112,055   $57,419,980
Dividends receivable                                      --         134,022             --             --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --          52,815          4,839        140,044            --
Receivable for share redemptions                      12,962          16,558          4,854         75,181        52,126
------------------------------------------------------------------------------------------------------------------------
Total assets                                       8,015,312      21,247,048      6,128,791     94,327,280    57,472,106
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     6,571          16,558          4,854         75,181        47,355
    Minimum death benefit guarantee risk charge           --              --             --             --            --
    Contract terminations                              6,391              --             --             --         4,771
Payable for investments purchased                         --         186,837          4,839        140,044            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     12,962         203,395          9,693        215,225        52,126
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               $ 8,002,350    $ 21,043,653    $ 6,119,098   $ 94,112,055   $57,419,980
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                791,528       3,198,124        482,579      6,216,120     6,577,317
(2) Investments, at cost                         $13,387,310    $ 28,595,489    $ 8,383,247   $146,995,234   $85,569,384
------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                   FID VIP        FID VIP         FID VIP        FID VIP       FID VIP
                                                  GRO & INC,      MID CAP,       MID CAP,       OVERSEAS,     OVERSEAS,
DEC. 31, 2008 (CONTINUED)                         SERV CL 2       SERV CL        SERV CL 2       SERV CL      SERV CL 2
 ASSETS
Investments, at fair value(1),(2)                $20,034,079    $140,666,399    $62,514,687   $ 28,995,079   $11,415,448
Dividends receivable                                      --              --             --             --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --              --         34,110             --         2,413
Receivable for share redemptions                      30,030         126,637         50,735         44,848         9,287
------------------------------------------------------------------------------------------------------------------------
Total assets                                      20,064,109     140,793,036     62,599,532     29,039,927    11,427,148
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    16,447         115,254         50,736         23,777         9,286
    Minimum death benefit guarantee risk charge           --              --             --             --            --
    Contract terminations                             13,584          11,383             --         21,071            --
Payable for investments purchased                         --              --         34,110             --         2,413
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     30,031         126,637         84,846         44,848        11,699
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               $20,034,078    $140,666,399    $62,514,686   $ 28,995,079   $11,415,449
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              2,316,078       7,674,108      3,450,038      2,392,333       945,770
(2) Investments, at cost                         $31,636,562    $191,458,654    $99,710,435   $ 41,613,324   $17,596,570
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    15

STATEMENTS OF ASSETS AND LIABILITIES



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                           --------------------------------------------------------------------------------
                                             FTVIPT FRANK      FTVIPT FRANK        FTVIPT          FTVIPT         GS VIT
                                           GLOBAL REAL EST,     SM CAP VAL,    MUTUAL SHARES   TEMP FOR SEC,      MID CAP
DEC. 31, 2008 (CONTINUED)                        CL 2              CL 2          SEC, CL 2          CL 2         VAL, INST
 ASSETS
Investments, at fair value(1),(2)             $41,962,638       $31,287,008     $13,255,142     $34,580,613    $107,948,331
Dividends receivable                                   --                --              --              --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                   26,660            10,761           6,045              --          11,420
Receivable for share redemptions                   34,514            25,682          10,721          95,727          88,184
---------------------------------------------------------------------------------------------------------------------------
Total assets                                   42,023,812        31,323,451      13,271,908      34,676,340     108,047,935
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 34,514            25,683          10,721          28,434          88,184
    Minimum death benefit guarantee risk
          charge                                       --                --              --              --              --
    Contract terminations                              --                --              --          67,293              --
Payable for investments purchased                  26,660            10,761           6,045              --          11,420
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  61,174            36,444          16,766          95,727          99,604
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            $41,962,638       $31,287,007     $13,255,142     $34,580,613    $107,948,331
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           3,955,008         2,965,593       1,125,224       3,213,812      12,465,165
(2) Investments, at cost                      $91,723,675       $43,733,629     $20,545,195     $44,226,047    $174,450,789
---------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                           --------------------------------------------------------------------------------
                                            GS VIT STRUCTD    GS VIT STRUCTD    JANUS ASPEN     JANUS ASPEN     JANUS ASPEN
                                              SM CAP EQ,         U.S. EQ,       GLOBAL TECH,     OVERSEAS,        JANUS,
DEC. 31, 2008 (CONTINUED)                        INST              INST             SERV            SERV           SERV
 ASSETS
Investments, at fair value(1),(2)             $ 4,625,480       $37,251,311     $ 6,400,768     $64,544,708    $ 66,142,620
Dividends receivable                                   --                --              --              --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                    3,332                --           1,392          34,238          93,602
Receivable for share redemptions                    3,781            48,110           5,260          52,962          52,589
---------------------------------------------------------------------------------------------------------------------------
Total assets                                    4,632,593        37,299,421       6,407,420      64,631,908      66,288,811
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  3,781            30,719           5,259          52,962          52,589
    Minimum death benefit guarantee risk
          charge                                       --                --              --              --              --
    Contract terminations                              --            17,390              --              --              --
Payable for investments purchased                   3,332                --           1,392          34,238          93,602
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   7,113            48,109           6,651          87,200         146,191
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            $ 4,625,480       $37,251,312     $ 6,400,769     $64,544,708    $ 66,142,620
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             662,676         4,662,242       2,207,162       2,481,534       4,245,354
(2) Investments, at cost                      $ 7,878,292       $56,608,041     $ 9,936,651     $94,918,509    $ 94,874,085
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 16    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                JANUS ASPEN    LAZARD RETIRE         MFS            MFS           MFS
                                                ENTERPRISE,       INTL EQ,     INV GRO STOCK,     NEW DIS,     UTILITIES,
DEC. 31, 2008 (CONTINUED)                          SERV             SERV           SERV CL        SERV CL       SERV CL
 ASSETS
Investments, at fair value(1),(2)               $ 9,377,682     $24,507,699     $ 20,207,202    $12,466,992   $13,732,522
Dividends receivable                                     --              --               --             --            --
Accounts receivable from RiverSource Life
  for contract purchase payments                         --              --               --             --            --
Receivable for share redemptions                      8,694          88,778           24,928         11,176        13,742
-------------------------------------------------------------------------------------------------------------------------
Total assets                                      9,386,376      24,596,477       20,232,130     12,478,168    13,746,264
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    7,707          20,051           16,551         10,263        11,176
    Minimum death benefit guarantee risk
          charge                                         --              --               --             --            --
    Contract terminations                               987          68,727            8,377            913         2,565
Payable for investments purchased                        --              --               --             --            --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     8,694          88,778           24,928         11,176        13,741
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              $ 9,377,682     $24,507,699     $ 20,207,202    $12,466,992   $13,732,523
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               453,028       2,977,849        2,907,511      1,556,428       762,494
(2) Investments, at cost                        $13,497,201     $33,253,008     $ 27,112,206    $21,164,259   $20,870,259
-------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                   OPPEN           OPPEN            OPPEN        PIMCO VIT      PIONEER
                                              GLOBAL SEC VA,     MAIN ST SM       STRATEGIC      ALL ASSET,   EQ INC VCT,
DEC. 31, 2008 (CONTINUED)                          SERV         CAP VA, SERV    BOND VA, SERV    ADVISOR CL      CL II
 ASSETS
Investments, at fair value(1),(2)               $ 2,623,901     $ 3,155,014     $115,341,617    $69,978,442   $ 5,062,900
Dividends receivable                                     --              --               --             --            --
Accounts receivable from RiverSource Life
  for contract purchase payments                         --              --           69,139         60,521           287
Receivable for share redemptions                      9,706           3,165           92,821         55,528         4,090
-------------------------------------------------------------------------------------------------------------------------
Total assets                                      2,633,607       3,158,179      115,503,577     70,094,491     5,067,277
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    2,131           2,583           92,821         55,528         4,090
    Minimum death benefit guarantee risk
          charge                                         --              --               --             --            --
    Contract terminations                             7,575             582               --             --            --
Payable for investments purchased                        --              --           69,139         60,521           287
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     9,706           3,165          161,960        116,049         4,377
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              $ 2,623,901     $ 3,155,014     $115,341,617    $69,978,442   $ 5,062,900
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               131,064         299,337       25,294,214      7,581,630       331,776
(2) Investments, at cost                        $ 4,220,982     $ 4,991,971     $137,818,247    $85,802,407   $ 7,474,113
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    17

STATEMENTS OF ASSETS AND LIABILITIES



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
                                              PIONEER INTL         PUT VT           PUT VT        PUT VT          PUT VT
                                                VAL VCT,     GLOBAL HLTH CARE,    HI YIELD,      INTL EQ,     INTL NEW OPP,
DEC. 31, 2008 (CONTINUED)                         CL II            CL IB            CL IB          CL IB          CL IB
 ASSETS
Investments, at fair value(1),(2)             $    462,780       $2,723,460      $ 9,356,911    $2,361,388     $ 9,328,729
Dividends receivable                                    --               --               --            --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                       101            2,854               --         3,436              --
Receivable for share redemptions                       371            2,205           20,200         1,947          14,662
---------------------------------------------------------------------------------------------------------------------------
Total assets                                       463,252        2,728,519        9,377,111     2,366,771       9,343,391
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     371            2,206            7,653         1,947           7,655
    Minimum death benefit guarantee risk
          charge                                        --               --               --            --              --
    Contract terminations                               --               --           12,547            --           7,007
Payable for investments purchased                      101            2,854               --         3,436              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      472            5,060           20,200         5,383          14,662
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            $    462,780       $2,723,459      $ 9,356,911    $2,361,388     $ 9,328,729
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               47,465          247,138        1,878,898       265,623         802,817
(2) Investments, at cost                      $    765,792       $3,114,272      $14,013,398    $4,081,478     $10,080,098
---------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
                                                 PUT VT            PUT VT           ROYCE          DISC            DISC
                                                NEW OPP,           VISTA,         MICRO-CAP,   ASSET ALLOC,    ASSET ALLOC,
DEC. 31, 2008 (CONTINUED)                         CL IA            CL IB          INVEST CL        AGGR          CONSERV
 ASSETS
Investments, at fair value(1),(2)             $ 83,567,250       $5,088,166      $51,844,047    $2,791,613     $ 1,443,508
Dividends receivable                                    --               --               --            --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                        --            4,027               --           100              --
Receivable for share redemptions                   132,258            4,189           82,347            --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                    83,699,508        5,096,382       51,926,394     2,791,713       1,443,508
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  68,496            4,189           42,575         2,040           1,137
    Minimum death benefit guarantee risk
          charge                                        --               --               --            --              --
    Contract terminations                           63,762               --           39,772            --             165
Payable for investments purchased                       --            4,027               --            --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  132,258            8,216           82,347         2,040           1,302
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            $ 83,567,250       $5,088,166      $51,844,047    $2,789,673     $ 1,442,206
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            6,335,652          612,294        8,597,686       394,827         171,325
(2) Investments, at cost                      $155,947,403       $7,700,896      $81,261,736    $3,383,958     $ 1,505,308
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 18    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------
                                              DISC ASSET     DISC ASSET     DISC ASSET
                                                ALLOC,         ALLOC,         ALLOC,        RVS PTNRS VP    RVS PTNRS VP
DEC. 31, 2008 (CONTINUED)                         MOD         MOD AGGR      MOD CONSERV   FUNDAMENTAL VAL    SELECT VAL
 ASSETS
Investments, at fair value(1),(2)             $ 6,690,767   $  6,496,686   $  2,692,804     $ 45,427,991    $    368,614
Dividends receivable                                   --             --             --               --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                   18,230         95,115          8,271           82,042             148
Receivable for share redemptions                       --             --             --               --              --
------------------------------------------------------------------------------------------------------------------------
Total assets                                    6,708,997      6,591,801      2,701,075       45,510,033         368,762
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  5,278          4,953          2,191           35,983             280
    Minimum death benefit guarantee risk
          charge                                       --             --             --               --              --
    Contract terminations                              --             --             --               --              --
Payable for investments purchased                      --             --             --               --              --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   5,278          4,953          2,191           35,983             280
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            $ 6,703,719   $  6,586,848   $  2,698,884     $ 45,474,050    $    368,482
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             881,801        885,049        338,639        6,660,182          54,895
(2) Investments, at cost                      $ 7,974,469   $  7,967,639   $  2,976,813     $ 65,299,672    $    534,905
------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------
                                             RVS PTNRS VP      RVS VP         RVS VP           RVS VP          RVS VP
DEC. 31, 2008 (CONTINUED)                     SM CAP VAL         BAL         CASH MGMT        DIV BOND       DIV EQ INC
 ASSETS
Investments, at fair value(1),(2)             $55,669,876   $167,636,300   $125,461,042     $288,133,980    $297,909,368
Dividends receivable                                   --             --      2,252,715               --              --
Accounts receivable from
RiverSource Life for contract purchase
  payments                                         76,327             --             --               --          60,526
Receivable for share redemptions                       --             --             --               --              --
------------------------------------------------------------------------------------------------------------------------
Total assets                                   55,746,203    167,636,300    127,713,757      288,133,980     297,969,894
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 44,245        134,249        103,761          231,475         241,292
    Minimum death benefit guarantee risk
          charge                                       --          1,049            129              269              --
    Contract terminations                              --         91,070        427,875          192,314              --
Payable for investments purchased                      --             --             --               --              --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  44,245        226,368        531,765          424,058         241,292
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            $55,701,958   $167,409,932   $127,181,992     $287,709,922    $297,728,602
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           6,198,305     16,944,273    125,577,376       29,406,454      33,684,123
(2) Investments, at cost                      $77,652,971   $240,964,648   $125,518,353     $306,571,755    $440,227,289
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    19

STATEMENTS OF ASSETS AND LIABILITIES



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                                  RVS VP
                                                 RVS VP      GLOBAL INFLATION      SEL VP          RVS VP         RVS VP
DEC. 31, 2008 (CONTINUED)                      GLOBAL BOND       PROT SEC            GRO       HI YIELD BOND     INC OPP
 ASSETS
Investments, at fair value(1),(2)             $ 94,246,015      $52,445,922     $ 89,476,061    $47,196,090    $36,209,905
Dividends receivable                                    --               --               --             --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                    49,185           66,149           87,004          5,836         71,205
Receivable for share redemptions                        --               --               --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                    94,295,200       52,512,071       89,563,065     47,201,926     36,281,110
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  76,033           41,753           72,082         38,527         28,614
    Minimum death benefit guarantee risk
          charge                                        --               --               --             --             --
    Contract terminations                               --               --               --             --             --
Payable for investments purchased                       --               --               --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   76,033           41,753           72,082         38,527         28,614
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            $ 94,219,167      $52,470,318     $ 89,490,983    $47,163,399    $36,252,496
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            8,971,586        5,214,992       21,057,393      9,760,409      4,532,761
(2) Investments, at cost                      $ 98,920,077      $53,949,820     $138,417,494    $64,073,581    $43,209,100
--------------------------------------------------------------------------------------------------------------------------


                                                               SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                 RVS VP           SEL VP           RVS VP          RVS VP         RVS VP
DEC. 31, 2008 (CONTINUED)                        DYN EQ         LG CAP VAL       MID CAP GRO    MID CAP VAL      S&P 500
 ASSETS
Investments, at fair value(1),(2)             $250,014,787      $   509,420     $  7,006,896    $ 6,025,022    $35,122,395
Dividends receivable                                    --               --               --             --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                        --               --            2,715         10,644             --
Receivable for share redemptions                        --               --               --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                   250,014,787          509,420        7,009,611      6,035,666     35,122,395
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 203,424              401            5,688          4,834         28,556
    Minimum death benefit guarantee risk
          charge                                       314               --               --             --             --
    Contract terminations                          107,805            2,345               --             --         32,478
Payable for investments purchased                       --               --               --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  311,543            2,746            5,688          4,834         61,034
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            $249,703,244      $   506,674     $  7,003,923    $ 6,030,832    $35,061,361
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           18,850,948           77,282          995,079        950,071      5,895,511
(2) Investments, at cost                      $388,782,292      $   748,229     $ 11,676,279    $11,102,315    $45,863,403
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 20    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             ------------------------------------------------------------------------------
                                                 RVS VP            SEL VP           THDL VP        THDL VP       THIRD AVE
DEC. 31, 2008 (CONTINUED)                    SHORT DURATION      SM CAP VAL        EMER MKTS      INTL OPP          VAL
 ASSETS
Investments, at fair value(1),(2)              $50,969,063       $11,998,865      $61,303,990   $111,815,407   $ 51,850,652
Dividends receivable                                    --                --               --             --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                        --            20,703           58,473             --             --
Receivable for share redemptions                        --                --               --             --         76,479
---------------------------------------------------------------------------------------------------------------------------
Total assets                                    50,969,063        12,019,568       61,362,463    111,815,407     51,927,131
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  41,084             9,743           49,363         91,175         42,597
    Minimum death benefit guarantee risk
          charge                                       145                --               --             --             --
    Contract terminations                           50,348                --               --         86,912         33,882
Payable for investments purchased                       --                --               --             --             --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   91,577             9,743           49,363        178,087         76,479
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             $50,877,486       $12,009,825      $61,313,100   $111,637,320   $ 51,850,652
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            5,122,777         1,848,082        6,997,264     13,036,849      4,317,290
(2) Investments, at cost                       $52,602,772       $22,064,485      $99,576,725   $115,313,695   $ 84,618,622
---------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             ------------------------------------------------------------------------------
                                                VANK LIT          VANK UIF         VANK UIF
                                                COMSTOCK,     GLOBAL REAL EST,   MID CAP GRO,      WANGER         WANGER
DEC. 31, 2008 (CONTINUED)                         CL II             CL II            CL II          INTL            USA
 ASSETS
Investments, at fair value(1),(2)              $36,849,972       $19,085,950      $ 1,927,666   $108,908,700   $ 86,626,560
Dividends receivable                                    --                --               --             --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                    60,712             9,769              323         52,703         47,396
Receivable for share redemptions                    29,299            15,272            1,580         88,454         70,871
---------------------------------------------------------------------------------------------------------------------------
Total assets                                    36,939,983        19,110,991        1,929,569    109,049,857     86,744,827
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  29,299            15,272            1,580         88,453         70,871
    Minimum death benefit guarantee risk
          charge                                        --                --               --             --             --
    Contract terminations                               --                --               --             --             --
Payable for investments purchased                   60,712             9,769              323         52,703         47,396
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   90,011            25,041            1,903        141,156        118,267
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             $36,849,972       $19,085,950      $ 1,927,666   $108,908,701   $ 86,626,560
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            4,482,965         3,495,595          334,084      5,263,833      4,488,423
(2) Investments, at cost                       $52,931,815       $29,929,093      $ 3,927,316   $143,670,590   $124,298,847
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    21

STATEMENTS OF ASSETS AND LIABILITIES



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------
                                                           WF ADV VT
                                                             ASSET      WF ADV VT     WF ADV      WF ADV VT
DEC. 31, 2008 (CONTINUED)                                    ALLOC      INTL CORE     VT OPP      SM CAP GRO
 ASSETS
Investments, at fair value(1),(2)                         $3,679,678   $  955,419   $1,844,006   $ 5,287,486
Dividends receivable                                              --           --           --            --
Accounts receivable from RiverSource Life for contract
  purchase payments                                               --          195        1,154         1,443
Receivable for share redemptions                               3,734          778        1,509         4,332
------------------------------------------------------------------------------------------------------------
Total assets                                               3,683,412      956,392    1,846,669     5,293,261
------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                             3,000          778        1,509         4,331
    Minimum death benefit guarantee risk charge                   --           --           --            --
    Contract terminations                                        734           --           --            --
Payable for investments purchased                                 --          195        1,154         1,443
------------------------------------------------------------------------------------------------------------
Total liabilities                                              3,734          973        2,663         5,774
------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                     $3,679,678   $  955,419   $1,844,006   $ 5,287,487
------------------------------------------------------------------------------------------------------------
(1) Investment shares                                        395,239      207,249      181,497     1,271,030
(2) Investments, at cost                                  $5,164,169   $1,738,011   $3,531,872   $10,060,166
------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 22    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
                                                      AIM VI         AIM VI        AIM VI         AIM VI        AIM VI
                                                    CAP APPR,      CAP APPR,      CAP DEV,       CAP DEV,      CORE EQ,
YEAR ENDED DEC. 31, 2008                              SER I          SER II         SER I         SER II         SER I
 INVESTMENT INCOME
Dividend income                                   $          --   $        --   $         --   $        --   $  4,262,187
Variable account expenses                               201,326        95,064        113,001        40,574      1,917,350
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (201,326)      (95,064)      (113,001)      (40,574)     2,344,837
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              10,368,969     3,326,831      5,258,565     1,798,078     53,486,971
    Cost of investments sold                         10,196,888     3,359,324      4,960,546     1,921,087     48,725,693
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        172,081       (32,493)       298,019      (123,009)     4,761,278
Distributions from capital gains                             --            --      1,395,020       540,303             --
Net change in unrealized appreciation or
  depreciation of investments                       (11,622,737)   (5,526,286)    (8,837,002)   (2,990,208)   (78,447,426)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (11,450,656)   (5,558,779)    (7,143,963)   (2,572,914)   (73,686,148)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $(11,651,982)  $(5,653,843)  $ (7,256,964)  $(2,613,488)  $(71,341,311)
-------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
                                                      AIM VI         AIM VI        AIM VI         AIM VI        AB VPS
                                                       DYN,        FIN SERV,      INTL GRO,       TECH,       GRO & INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  SER I          SER I         SER II         SER I          CL B
 INVESTMENT INCOME
Dividend income                                   $          --   $    99,792   $    195,490   $        --   $    327,507
Variable account expenses                                 8,854        17,221        205,800        11,968        166,240
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          (8,854)       82,571        (10,310)      (11,968)       161,267
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                 318,879       427,410        199,871       426,162      3,886,199
    Cost of investments sold                            315,717       576,003        199,478       474,852      4,916,618
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          3,162      (148,593)           393       (48,690)    (1,030,419)
Distributions from capital gains                             --       287,529        568,366            --      3,379,199
Net change in unrealized appreciation or
  depreciation of investments                          (602,206)   (2,098,545)   (12,853,631)     (705,116)   (12,107,416)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         (599,044)   (1,959,609)   (12,284,872)     (753,806)    (9,758,636)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $    (607,898)  $(1,877,038)  $(12,295,182)  $  (765,774)  $ (9,597,369)
-------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
                                                      AB VPS         AB VPS         AC VP         AC VP          AC VP
                                                    INTL VAL,     LG CAP GRO,       INTL,         INTL,          VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   CL B           CL B          CL I          CL II          CL I
 INVESTMENT INCOME
Dividend income                                   $     665,464   $        --   $    298,461   $    69,292   $  2,485,927
Variable account expenses                               703,931         8,137        298,982        90,984        829,677
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (38,467)       (8,137)          (521)      (21,692)     1,656,250
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               1,278,741       232,652     12,205,895     2,549,974     38,875,435
    Cost of investments sold                          1,240,722       286,781      9,983,491     2,343,419     46,423,197
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments         38,019       (54,129)     2,222,404       206,555     (7,547,762)
Distributions from capital gains                      4,760,918            --      3,505,860     1,021,700     13,197,784
Net change in unrealized appreciation or
  depreciation of investments                       (60,783,482)     (379,627)   (23,742,593)   (6,775,403)   (35,187,321)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (55,984,545)     (433,756)   (18,014,329)   (5,547,148)   (29,537,299)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $ (56,023,012)  $  (441,893)  $(18,014,850)  $(5,568,840)  $(27,881,049)
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.





                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    23

STATEMENTS OF OPERATIONS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------
                                                     AC VP         CALVERT         COL HI           CS             CS
                                                     VAL,             VS          YIELD, VS      COMMODITY       U.S. EQ
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 CL II        SOCIAL BAL        CL B          RETURN        FLEX III
 INVESTMENT INCOME
Dividend income                                  $    518,464   $     197,448   $    295,280   $    108,059   $         --
Variable account expenses                             195,010          75,338         23,082         67,650         23,790
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       323,454         122,110        272,198         40,409        (23,790)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             6,028,283       2,403,419        390,312      1,655,561        800,722
    Cost of investments sold                        7,861,431       2,599,798        452,483      2,259,020        707,053
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (1,833,148)       (196,379)       (62,171)      (603,459)        93,669
Distributions from capital gains                    2,941,331         110,307             --        629,059             --
Net change in unrealized appreciation or
  depreciation of investments                      (8,112,800)     (2,952,841)      (988,856)    (5,163,169)    (1,249,111)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (7,004,617)     (3,038,913)    (1,051,027)    (5,137,569)    (1,155,442)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $ (6,681,163)  $  (2,916,803)  $   (778,829)  $ (5,097,160)  $ (1,179,232)
--------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------
                                                      CS            EV VT           EG VA         FID VIP        FID VIP
                                                    U.S. EQ     FLOATING-RATE    FUNDAMENTAL    CONTRAFUND,    GRO & INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                FLEX I           INC        LG CAP, CL 2     SERV CL 2       SERV CL
 INVESTMENT INCOME
Dividend income                                  $      9,345   $   1,019,183   $     98,359   $  1,054,131   $    945,469
Variable account expenses                             107,131         155,483         57,976        739,490        856,809
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (97,786)        863,700         40,383        314,641         88,660
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             3,531,257       2,611,066        747,758     11,948,076     29,056,431
    Cost of investments sold                        4,393,417       2,955,602        832,218     13,942,934     29,477,011
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (862,160)       (344,536)       (84,460)    (1,994,858)      (420,580)
Distributions from capital gains                           --              --             --      1,259,895     11,467,127
Net change in unrealized appreciation or
  depreciation of investments                      (3,770,568)     (7,464,389)    (2,557,472)   (46,540,610)   (58,631,435)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (4,632,728)     (7,808,925)    (2,641,932)   (47,275,573)   (47,584,888)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $ (4,730,514)  $  (6,945,225)  $ (2,601,549)  $(46,960,932)  $(47,496,228)
--------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------
                                                    FID VIP        FID VIP         FID VIP        FID VIP        FID VIP
                                                  GRO & INC,       MID CAP,       MID CAP,       OVERSEAS,      OVERSEAS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)               SERV CL 2       SERV CL        SERV CL 2       SERV CL       SERV CL 2
 INVESTMENT INCOME
Dividend income                                  $    286,911   $     755,371   $    207,561   $  1,098,041   $    409,692
Variable account expenses                             277,761       1,910,186        747,945        448,170        158,327
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         9,150      (1,154,815)      (540,384)       649,871        251,365
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             6,800,723      45,299,257      7,405,411     16,626,041      3,793,260
    Cost of investments sold                        7,355,668      42,176,479      8,370,407     15,825,095      3,852,551
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (554,945)      3,122,778       (964,996)       800,946        (59,291)
Distributions from capital gains                    3,587,891      37,728,578     13,870,843      6,780,731      2,267,224
Net change in unrealized appreciation or
  depreciation of investments                     (18,741,332)   (138,545,964)   (51,825,910)   (35,051,380)   (12,109,103)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (15,708,386)    (97,694,608)   (38,920,063)   (27,469,703)    (9,901,170)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $(15,699,236)  $ (98,849,423)  $(39,460,447)  $(26,819,832)  $ (9,649,805)
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 24    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                           ---------------------------------------------------------------------------------
                                             FTVIPT FRANK      FTVIPT FRANK        FTVIPT           FTVIPT         GS VIT
                                           GLOBAL REAL EST,     SM CAP VAL,     MUTUAL SHARES   TEMP FOR SEC,      MID CAP
YEAR ENDED DEC. 31, 2008 (CONTINUED)             CL 2              CL 2           SEC, CL 2          CL 2         VAL, INST
 INVESTMENT INCOME
Dividend income                              $    718,245      $    528,313     $    537,467    $   1,374,566   $  1,614,823
Variable account expenses                         641,313           422,463          161,826          520,225      1,432,278
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    76,932           105,850          375,641          854,341        182,545
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        26,932,293        15,096,221        3,364,459       23,077,959     35,983,101
    Cost of investments sold                   35,212,528        14,235,626        3,721,381       19,551,106     40,373,286
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (8,280,235)          860,595         (356,922)       3,526,853     (4,390,185)
Distributions from capital gains               19,616,397         3,659,003          764,459        5,625,734        289,149
Net change in unrealized appreciation or
  depreciation of investments                 (46,707,846)      (21,068,915)      (8,791,661)     (38,357,324)   (62,448,141)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (35,371,684)      (16,549,317)      (8,384,124)     (29,204,737)   (66,549,177)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(35,294,752)     $(16,443,467)    $ (8,008,483)   $ (28,350,396)  $(66,366,632)
----------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                           ---------------------------------------------------------------------------------
                                            GS VIT STRUCTD    GS VIT STRUCTD     JANUS ASPEN     JANUS ASPEN     JANUS ASPEN
                                              SM CAP EQ,         U.S. EQ,       GLOBAL TECH,      OVERSEAS,        JANUS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)             INST              INST             SERV             SERV           SERV
 INVESTMENT INCOME
Dividend income                              $     42,042      $    829,147     $      8,698    $   1,342,620   $    378,253
Variable account expenses                          60,341           556,898           91,267        1,075,981        475,286
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (18,299)          272,249          (82,569)         266,639        (97,033)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         2,101,207        30,318,619        2,799,017       21,359,724        167,635
    Cost of investments sold                    2,690,639        32,763,780        3,092,926       18,537,128        278,618
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (589,432)       (2,445,161)        (293,909)       2,822,596       (110,983)
Distributions from capital gains                   10,609           465,153               --       19,393,396             --
Net change in unrealized appreciation or
  depreciation of investments                  (2,086,471)      (25,264,646)      (5,303,617)    (100,600,566)   (29,090,552)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (2,665,294)      (27,244,654)      (5,597,526)     (78,384,574)   (29,201,535)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $ (2,683,593)     $(26,972,405)    $ (5,680,095)   $ (78,117,935)  $(29,298,568)
----------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                           ---------------------------------------------------------------------------------
                                              JANUS ASPEN      LAZARD RETIRE         MFS             MFS             MFS
                                              ENTERPRISE,        INTL EQ,      INV GRO STOCK,      NEW DIS,      UTILITIES,
YEAR ENDED DEC. 31, 2008 (CONTINUED)             SERV              SERV            SERV CL         SERV CL         SERV CL
 INVESTMENT INCOME
Dividend income                              $      9,329      $    419,452     $     93,856    $          --   $    218,017
Variable account expenses                         134,947           344,197          278,937          175,298        155,969
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (125,618)           75,255         (185,081)        (175,298)        62,048
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         2,682,401        14,835,955        8,668,288        4,997,287      1,255,410
    Cost of investments sold                    2,550,648        14,995,360        8,345,687        5,697,383      1,727,585
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     131,753          (159,405)         322,601         (700,096)      (472,175)
Distributions from capital gains                  896,039           124,677        1,566,335        4,140,032      2,654,044
Net change in unrealized appreciation or
  depreciation of investments                  (8,704,411)      (17,619,667)     (15,020,813)     (12,303,868)   (10,577,603)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (7,676,619)      (17,654,395)     (13,131,877)      (8,863,932)    (8,395,734)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $ (7,802,237)     $(17,579,140)    $(13,316,958)   $  (9,039,230)  $ (8,333,686)
----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    25

STATEMENTS OF OPERATIONS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                          ---------------------------------------------------------------------------------
                                               OPPEN             OPPEN             OPPEN         PIMCO VIT       PIONEER
                                          GLOBAL SEC VA,       MAIN ST SM        STRATEGIC      ALL ASSET,     EQ INC VCT,
YEAR ENDED DEC. 31, 2008 (CONTINUED)           SERV           CAP VA, SERV     BOND VA, SERV    ADVISOR CL        CL II
 INVESTMENT INCOME
Dividend income                            $     39,283       $     8,305       $  3,227,996   $  3,976,350    $   178,243
Variable account expenses                        30,082            32,182            896,531        466,954         62,993
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   9,201           (23,877)         2,331,465      3,509,396        115,250
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         805,824           547,417          9,702,816      4,820,013      2,685,137
    Cost of investments sold                  1,008,367           666,767         11,226,927      5,525,154      2,922,298
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (202,543)         (119,350)        (1,524,111)      (705,141)      (237,161)
Distributions from capital gains                210,647           172,718            773,286        226,475        417,231
Net change in unrealized appreciation or
  depreciation of investments                (1,721,807)       (1,731,180)       (23,917,379)   (15,488,653)    (2,655,436)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               (1,713,703)       (1,677,812)       (24,668,204)   (15,967,319)    (2,475,366)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $ (1,704,502)      $(1,701,689)      $(22,336,739)  $(12,457,923)   $(2,360,116)
---------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                          ---------------------------------------------------------------------------------
                                           PIONEER INTL          PUT VT            PUT VT         PUT VT          PUT VT
                                             VAL VCT,      GLOBAL HLTH CARE,     HI YIELD,       INTL EQ,     INTL NEW OPP,
YEAR ENDED DEC. 31, 2008 (CONTINUED)           CL II             CL IB             CL IB           CL IB          CL IB
 INVESTMENT INCOME
Dividend income                            $      9,386       $        --       $  1,558,683   $     94,956    $   250,060
Variable account expenses                         6,456            25,203            135,134         36,541        137,295
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   2,930           (25,203)         1,423,549         58,415        112,765
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         311,401           466,940          7,710,650      1,838,889      4,977,890
    Cost of investments sold                    369,289           475,057          8,798,549      2,103,850      3,710,122
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (57,888)           (8,117)        (1,087,899)      (264,961)     1,267,768
Distributions from capital gains                 26,661            24,189                 --        729,567             --
Net change in unrealized appreciation or
  depreciation of investments                  (383,646)         (577,209)        (4,176,498)    (2,649,006)    (9,390,519)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (414,873)         (561,137)        (5,264,397)    (2,184,400)    (8,122,751)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $   (411,943)      $  (586,340)      $ (3,840,848)  $ (2,125,985)   $(8,009,986)
---------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                          ---------------------------------------------------------------------------------
                                              PUT VT             PUT VT            ROYCE           DISC            DISC
                                             NEW OPP,            VISTA,          MICRO-CAP,    ASSET ALLOC,    ASSET ALLOC,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)         CL IA             CL IB           INVEST CL        AGGR(1)       CONSERV(1)
 INVESTMENT INCOME
Dividend income                            $    409,434       $        --       $  2,082,402   $         --    $        --
Variable account expenses                     1,157,874            76,643            789,576         10,408          3,428
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (748,440)          (76,643)         1,292,826        (10,408)        (3,428)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      33,512,393         2,115,028         26,718,708        158,883        264,787
    Cost of investments sold                 45,189,955         2,112,998         23,765,353        184,764        279,026
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                               (11,677,562)            2,030          2,953,355        (25,881)       (14,239)
Distributions from capital gains                     --                --          8,726,516             --             --
Net change in unrealized appreciation or
  depreciation of investments               (46,883,221)       (4,635,733)       (57,068,987)      (592,345)       (61,800)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              (58,560,783)       (4,633,703)       (45,389,116)      (618,226)       (76,039)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $(59,309,223)      $(4,710,346)      $(44,096,290)  $   (628,634)   $   (79,467)
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 26    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                         -------------------------------------------------------------------------------------
                                          DISC ASSET       DISC ASSET
                                            ALLOC,           ALLOC,        DISC ASSET ALLOC,     RVS PTNRS VP     RVS PTNRS VP
PERIOD ENDED DEC. 31, 2008 (CONTINUED)      MOD(1)         MOD AGGR(1)       MOD CONSERV(1)    FUNDAMENTAL VAL     SELECT VAL
 INVESTMENT INCOME
Dividend income                          $         --     $         --        $         --       $      6,453    $          --
Variable account expenses                      24,511           26,635               8,153            329,930            2,664
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               (24,511)         (26,635)             (8,153)          (323,477)          (2,664)
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       661,528          677,241             811,046          1,197,056          137,210
    Cost of investments sold                  755,072          784,931             916,242          1,273,229          161,480
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (93,544)        (107,690)           (105,196)           (76,173)         (24,270)
Distributions from capital gains                   --               --                  --            160,120            1,890
Net change in unrealized appreciation
  or depreciation of investments           (1,283,702)      (1,470,953)           (284,009)       (19,698,924)        (136,002)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             (1,377,246)      (1,578,643)           (389,205)       (19,614,977)        (158,382)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              $ (1,401,757)    $ (1,605,278)       $   (397,358)      $(19,938,454)   $    (161,046)
------------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                         -------------------------------------------------------------------------------------
                                         RVS PTNRS VP        RVS VP              RVS VP             RVS VP           RVS VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)      SM CAP VAL           BAL             CASH MGMT           DIV BOND        DIV EQ INC
 INVESTMENT INCOME
Dividend income                          $     34,194     $    616,598        $  2,655,485       $  1,191,606    $     325,819
Variable account expenses                     451,892        2,136,336           1,054,552          2,677,084        3,651,126
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              (417,698)      (1,519,738)          1,600,933         (1,485,478)      (3,325,307)
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                     2,718,271       65,763,524          30,725,785         41,798,151       38,007,531
    Cost of investments sold                2,926,921       74,664,152          30,732,947         44,085,775       40,562,854
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                (208,650)      (8,900,628)             (7,162)        (2,287,624)      (2,555,323)
Distributions from capital gains            1,272,015       18,407,276                  --                 --       39,031,938
Net change in unrealized appreciation
  or depreciation of investments          (20,778,100)     (90,176,351)            (33,247)       (19,620,161)    (235,782,808)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments            (19,714,735)     (80,669,703)            (40,409)       (21,907,785)    (199,306,193)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              $(20,132,433)    $(82,189,441)       $  1,560,524       $(23,393,263)   $(202,631,500)
------------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                         -------------------------------------------------------------------------------------
                                                             RVS VP
                                            RVS VP      GLOBAL INFLATION         SEL VP             RVS VP           RVS VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)      GLOBAL BOND       PROT SEC              GRO           HI YIELD BOND       INC OPP
 INVESTMENT INCOME
Dividend income                          $  6,548,542     $  1,050,173        $    270,267       $    235,889    $      23,217
Variable account expenses                     827,840          359,736           1,000,999            639,522          261,548
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net             5,720,702          690,437            (730,732)          (403,633)        (238,331)
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                    13,835,974       13,509,655           6,602,703         32,643,955        5,161,488
    Cost of investments sold               14,337,563       13,977,363           7,131,204         34,992,750        5,870,546
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                (501,589)        (467,708)           (528,501)        (2,348,795)        (709,058)
Distributions from capital gains               43,931               --                  --                 --               --
Net change in unrealized appreciation
  or depreciation of investments           (7,691,373)      (1,874,376)        (62,618,754)       (15,436,995)      (6,831,257)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             (8,149,031)      (2,342,084)        (63,147,255)       (17,785,790)      (7,540,315)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              $ (2,428,329)    $ (1,651,647)       $(63,877,987)      $(18,189,423)   $  (7,778,646)
------------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    27

STATEMENTS OF OPERATIONS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------
                                                 RVS VP            SEL VP           RVS VP          RVS VP         RVS VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)             DYN EQ          LG CAP VAL       MID CAP GRO    MID CAP VAL       S&P 500
 INVESTMENT INCOME
Dividend income                               $     938,862     $        313     $      2,345   $          --   $     39,471
Variable account expenses                         3,604,510            4,539          104,095          64,236        455,538
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (2,665,648)          (4,226)        (101,750)        (64,236)      (416,067)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         107,444,712          191,767        3,253,642         643,333     11,288,736
    Cost of investments sold                    115,206,530          240,301        3,680,662         873,967     10,631,060
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (7,761,818)         (48,534)        (427,020)       (230,634)       657,676
Distributions from capital gains                 45,856,980           10,032           87,605       1,225,217      2,175,314
Net change in unrealized appreciation or
  depreciation of investments                  (241,674,498)        (192,069)      (5,901,345)     (5,298,489)   (24,813,852)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (203,579,336)        (230,571)      (6,240,760)     (4,303,906)   (21,980,862)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(206,244,984)    $   (234,797)    $ (6,342,510)  $  (4,368,142)  $(22,396,929)
----------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------
                                                 RVS VP            SEL VP           THDL VP        THDL VP        THIRD AVE
YEAR ENDED DEC. 31, 2008 (CONTINUED)         SHORT DURATION      SM CAP VAL        EMER MKTS       INTL OPP          VAL
 INVESTMENT INCOME
Dividend income                               $      76,729     $         --     $    571,986   $   4,173,503   $    712,355
Variable account expenses                           487,723          169,801          718,549       1,617,729        809,530
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (410,994)        (169,801)        (146,563)      2,555,774        (97,175)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          13,520,178        7,166,221        3,986,384      53,317,683     34,784,616
    Cost of investments sold                     13,685,042        9,483,796        4,231,279      38,670,104     33,201,921
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (164,864)      (2,317,575)        (244,895)     14,647,579      1,582,695
Distributions from capital gains                         --        2,488,873       14,338,239              --     14,189,397
Net change in unrealized appreciation or
  depreciation of investments                    (1,336,796)      (8,838,669)     (70,108,034)   (105,247,474)   (62,831,421)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (1,501,660)      (8,667,371)     (56,014,690)    (90,599,895)   (47,059,329)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $  (1,912,654)    $ (8,837,172)    $(56,161,253)  $ (88,044,121)  $(47,156,504)
----------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------
                                                VANK LIT          VANK UIF         VANK UIF
                                                COMSTOCK,     GLOBAL REAL EST,   MID CAP GRO,       WANGER         WANGER
YEAR ENDED DEC. 31, 2008 (CONTINUED)              CL II             CL II            CL II           INTL            USA
 INVESTMENT INCOME
Dividend income                               $     425,919     $    395,480     $     20,389   $   1,502,132   $         --
Variable account expenses                           268,373          124,683           21,493       1,392,785      1,136,014
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     157,546          270,797           (1,104)        109,347     (1,136,014)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                             745,949          245,970          519,452      15,351,912     18,806,622
    Cost of investments sold                        859,773          246,707          920,261      13,431,522     18,296,301
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (113,824)            (737)        (400,809)      1,920,390        510,321
Distributions from capital gains                  1,046,057          922,786          777,465      22,720,846     15,826,879
Net change in unrealized appreciation or
  depreciation of investments                   (15,570,505)     (10,561,130)      (2,000,914)   (113,311,520)   (74,247,046)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (14,638,272)      (9,639,081)      (1,624,258)    (88,670,284)   (57,909,846)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ (14,480,726)    $ (9,368,284)    $ (1,625,362)  $ (88,560,937)  $(59,045,860)
----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 28    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                          -----------------------------------------------------
                                                           WF ADV VT
                                                             ASSET       WF ADV VT       WF ADV      WF ADV VT
YEAR ENDED DEC. 31, 2008 (CONTINUED)                         ALLOC       INTL CORE       VT OPP      SM CAP GRO
 INVESTMENT INCOME
Dividend income                                           $   124,480   $    28,294   $    53,763   $        --
Variable account expenses                                      46,787        12,807        25,176        66,796
---------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                77,693        15,487        28,587       (66,796)
---------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                     1,931,110       327,367       868,693     1,559,826
    Cost of investments sold                                2,072,145       373,732     1,033,974     2,170,654
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (141,035)      (46,365)     (165,281)     (610,828)
Distributions from capital gains                              402,407       295,254       634,590     2,189,680
Net change in unrealized appreciation or depreciation of
  investments                                              (2,052,050)   (1,035,877)   (1,771,299)   (5,245,312)
---------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             (1,790,678)     (786,988)   (1,301,990)   (3,666,460)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              $(1,712,985)  $  (771,501)  $(1,273,403)  $(3,733,256)
---------------------------------------------------------------------------------------------------------------




   (1) For the period May 1, 2008 (commencement of operations) to Dec. 31, 2008.



See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    29

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------
                                                      AIM VI         AIM VI        AIM VI        AIM VI        AIM VI
                                                     CAP APPR,     CAP APPR,      CAP DEV,      CAP DEV,      CORE EQ,
YEAR ENDED DEC. 31, 2008                               SER I         SER II        SER I         SER II         SER I
 OPERATIONS
Investment income (loss) -- net                    $   (201,326)  $   (95,064)  $  (113,001)  $   (40,574)  $  2,344,837
Net realized gain (loss) on sales of investments        172,081       (32,493)      298,019      (123,009)     4,761,278
Distributions from capital gains                             --            --     1,395,020       540,303             --
Net change in unrealized appreciation or
  depreciation of investments                       (11,622,737)   (5,526,286)   (8,837,002)   (2,990,208)   (78,447,426)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (11,651,982)   (5,653,843)   (7,256,964)   (2,613,488)   (71,341,311)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            1,751,614     2,504,356       947,893     1,065,453     15,836,307
Net transfers(1)                                     (9,291,855)   (4,065,715)   (4,653,805)   (2,054,028)   (37,917,789)
Transfers for policy loans                             (276,870)      (85,098)     (100,947)      (11,502)    (1,790,877)
Policy charges                                         (738,562)     (498,164)     (432,457)     (201,211)   (11,589,571)
Contract terminations:
    Surrender benefits                               (1,149,809)     (468,746)     (655,807)     (162,275)   (15,842,754)
    Death benefits                                      (16,294)       (1,154)      (24,143)           --        (47,151)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (9,721,776)   (2,614,521)   (4,919,266)   (1,363,563)   (51,351,835)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      34,066,394    14,961,623    19,073,304     6,608,068    270,462,968
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 12,692,636   $ 6,693,259   $ 6,897,074   $ 2,631,017   $147,769,822
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               39,832,542    10,869,082    12,672,196     4,150,229    137,964,334
Contract purchase payments                            2,596,301     2,320,327       817,001       863,434      9,275,799
Net transfers(1)                                    (13,181,928)   (3,659,409)   (3,725,763)   (1,552,923)   (21,430,734)
Transfers for policy loans                             (373,966)      (70,915)      (78,085)       (8,732)      (996,080)
Policy charges                                       (1,117,107)     (465,861)     (377,991)     (163,886)    (6,843,046)
Contract terminations:
    Surrender benefits                               (1,693,025)     (439,761)     (561,668)     (134,417)    (9,065,321)
    Death benefits                                      (22,016)       (1,549)      (17,049)           --        (26,924)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     26,040,801     8,551,914     8,728,641     3,153,705    108,878,028
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 30    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    -------------------------------------------------------------------
                                                      AIM VI        AIM VI        AIM VI        AIM VI        AB VPS
                                                       DYN,       FIN SERV,      INTL GRO,       TECH,      GRO & INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   SER I        SER I         SER II         SER I         CL B
 OPERATIONS
Investment income (loss) -- net                     $   (8,854)  $    82,571   $    (10,310)  $  (11,968)  $    161,267
Net realized gain (loss) on sales of investments         3,162      (148,593)           393      (48,690)    (1,030,419)
Distributions from capital gains                            --       287,529        568,366           --      3,379,199
Net change in unrealized appreciation or
  depreciation of investments                         (602,206)   (2,098,545)   (12,853,631)    (705,116)   (12,107,416)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (607,898)   (1,877,038)   (12,295,182)    (765,774)    (9,597,369)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             234,846       311,757      5,000,789      303,652      4,193,594
Net transfers(1)                                      (218,308)    2,900,698     31,281,478     (175,573)    (3,789,537)
Transfers for policy loans                             (17,569)      (17,751)      (200,875)      (3,794)       (89,316)
Policy charges                                         (44,814)      (80,126)      (820,005)     (72,306)      (812,535)
Contract terminations:
    Surrender benefits                                 (29,604)      (67,574)      (594,736)     (60,850)      (994,001)
    Death benefits                                          --            --           (350)      (1,423)        (1,887)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (75,449)    3,047,004     34,666,301      (10,294)    (1,493,682)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,303,537     1,011,504      8,747,965    1,664,737     24,351,715
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  620,190   $ 2,181,470   $ 31,119,084   $  888,669   $ 13,260,664
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 772,300       936,569      8,430,976    1,370,369     17,279,848
Contract purchase payments                             180,658       454,747      6,373,596      328,974      3,800,848
Net transfers(1)                                      (164,350)    3,864,948     38,191,233     (215,701)    (3,337,716)
Transfers for policy loans                             (14,544)      (19,780)      (248,687)      (3,760)       (69,996)
Policy charges                                         (35,193)     (118,598)    (1,081,750)     (77,296)      (746,021)
Contract terminations:
    Surrender benefits                                 (24,811)      (91,921)      (763,081)     (71,098)      (915,342)
    Death benefits                                          --            --           (423)      (1,398)        (1,584)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       714,060     5,025,965     50,901,864    1,330,090     16,010,037
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    31

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                     AB VPS         AB VPS         AC VP         AC VP          AC VP
                                                    INTL VAL,    LG CAP GRO,       INTL,         INTL,          VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  CL B           CL B          CL I          CL II          CL I
 OPERATIONS
Investment income (loss) -- net                   $    (38,467)   $   (8,137)  $       (521)  $   (21,692)  $  1,656,250
Net realized gain (loss) on sales of investments        38,019       (54,129)     2,222,404       206,555     (7,547,762)
Distributions from capital gains                     4,760,918            --      3,505,860     1,021,700     13,197,784
Net change in unrealized appreciation or
  depreciation of investments                      (60,783,482)     (379,627)   (23,742,593)   (6,775,403)   (35,187,321)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (56,023,012)     (441,893)   (18,014,850)   (5,568,840)   (27,881,049)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          17,716,713       106,154      2,255,955     1,948,092      6,932,620
Net transfers(1)                                    31,217,820       937,619    (10,819,997)   (2,830,450)   (35,323,804)
Transfers for policy loans                            (695,995)      (13,263)      (319,355)      (68,851)      (623,153)
Policy charges                                      (3,052,981)      (33,053)      (934,612)     (439,470)    (3,460,781)
Contract terminations:
    Surrender benefits                              (2,702,141)      (12,947)    (1,875,537)     (311,032)    (5,555,988)
    Death benefits                                      (3,147)           --         (1,429)           --        (39,769)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      42,480,269       984,510    (11,694,975)   (1,701,711)   (38,070,875)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     79,845,055       393,838     48,544,717    13,660,490    128,211,977
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 66,302,312    $  936,455   $ 18,834,892   $ 6,389,939   $ 62,260,053
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              33,666,923       370,082     42,294,713     7,424,560     76,952,975
Contract purchase payments                          10,403,693       125,012      2,495,311     1,375,271      4,762,955
Net transfers(1)                                    20,068,544     1,051,896    (11,391,198)   (1,861,110)   (23,605,968)
Transfers for policy loans                            (360,682)      (16,370)      (288,402)      (44,027)      (410,436)
Policy charges                                      (1,823,494)      (40,698)    (1,050,079)     (305,752)    (2,406,965)
Contract terminations:
    Surrender benefits                              (1,568,827)      (14,629)    (2,048,924)     (228,721)    (3,770,202)
    Death benefits                                      (2,042)           --         (1,247)           --        (26,522)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    60,384,115     1,475,293     30,010,174     6,360,221     51,495,837
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 32    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                       AC VP        CALVERT       COL HI          CS            CS
                                                        VAL,           VS        YIELD, VS    COMMODITY      U.S. EQ
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   CL II       SOCIAL BAL      CL B         RETURN       FLEX III
 OPERATIONS
Investment income (loss) -- net                     $   323,454   $   122,110   $  272,198   $    40,409   $   (23,790)
Net realized gain (loss) on sales of investments     (1,833,148)     (196,379)     (62,171)     (603,459)       93,669
Distributions from capital gains                      2,941,331       110,307           --       629,059            --
Net change in unrealized appreciation or
  depreciation of investments                        (8,112,800)   (2,952,841)    (988,856)   (5,163,169)   (1,249,111)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (6,681,163)   (2,916,803)    (778,829)   (5,097,160)   (1,179,232)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            4,722,696     1,006,386      451,190       627,192       210,271
Net transfers(1)                                     (7,593,377)   (2,005,469)   1,227,059    11,048,289      (510,323)
Transfers for policy loans                             (146,819)      (75,360)     (39,707)     (154,943)      (23,632)
Policy charges                                         (969,514)     (321,319)    (106,335)     (240,743)      (99,589)
Contract terminations:
    Surrender benefits                                 (842,869)     (369,781)     (66,569)     (274,156)     (208,170)
    Death benefits                                       (4,890)           --           --            --            --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (4,834,773)   (1,765,543)   1,465,638    11,005,639      (631,443)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      27,683,595    10,574,639    1,945,346       928,298     3,514,184
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $16,167,659   $ 5,892,293   $2,632,155   $ 6,836,777   $ 1,703,509
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               19,461,350     9,295,029    1,802,129       826,615     3,275,122
Contract purchase payments                            3,788,575     1,028,677      455,553       587,011       239,811
Net transfers(1)                                     (5,997,612)   (1,947,062)   1,235,033     8,501,398      (553,650)
Transfers for policy loans                             (111,296)      (80,137)     (42,863)     (145,391)      (24,891)
Policy charges                                         (785,369)     (326,179)    (108,896)     (232,015)     (114,557)
Contract terminations:
    Surrender benefits                                 (683,707)     (360,431)     (70,873)     (268,353)     (225,075)
    Death benefits                                       (3,715)           --           --            --            --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     15,668,226     7,609,897    3,270,083     9,269,265     2,596,760
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    33

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                     CS           EV VT           EG VA         FID VIP        FID VIP
                                                  U.S. EQ     FLOATING-RATE    FUNDAMENTAL    CONTRAFUND,    GRO & INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)               FLEX I          INC        LG CAP, CL 2     SERV CL 2       SERV CL
 OPERATIONS
Investment income (loss) -- net                 $   (97,786)   $   863,700     $    40,383   $    314,641   $     88,660
Net realized gain (loss) on sales of
  investments                                      (862,160)      (344,536)        (84,460)    (1,994,858)      (420,580)
Distributions from capital gains                         --             --              --      1,259,895     11,467,127
Net change in unrealized appreciation or
  depreciation of investments                    (3,770,568)    (7,464,389)     (2,557,472)   (46,540,610)   (58,631,435)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (4,730,514)    (6,945,225)     (2,601,549)   (46,960,932)   (47,496,228)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        1,105,434      3,329,123       1,220,846     15,644,331      7,128,933
Net transfers(1)                                 (2,719,243)    19,969,619       1,738,477     98,174,456    (25,655,121)
Transfers for policy loans                         (152,898)      (143,948)        (26,026)      (841,644)      (832,298)
Policy charges                                     (509,652)      (651,581)       (267,579)    (2,836,281)    (3,223,720)
Contract terminations:
    Surrender benefits                             (837,174)      (448,287)       (204,184)    (2,165,010)    (5,098,317)
    Death benefits                                  (15,080)          (555)             --         (3,213)       (14,143)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (3,128,613)    22,054,371       2,461,534    107,972,639    (27,694,666)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  15,861,477      5,934,507       6,259,113     33,100,348    132,610,874
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 8,002,350    $21,043,653     $ 6,119,098   $ 94,112,055   $ 57,419,980
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           13,020,900      6,045,306       4,801,901     30,597,893    105,488,848
Contract purchase payments                        1,076,968      3,740,260       1,130,336     18,881,724      7,081,689
Net transfers(1)                                 (2,491,790)    21,309,810       1,607,210    110,878,434    (24,431,482)
Transfers for policy loans                         (135,957)      (159,284)        (23,453)    (1,019,901)      (775,223)
Policy charges                                     (501,040)      (742,371)       (248,765)    (3,547,665)    (3,236,492)
Contract terminations:
    Surrender benefits                             (819,346)      (507,930)       (195,975)    (2,609,244)    (4,953,065)
    Death benefits                                  (14,124)          (614)             --         (3,654)       (15,310)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 10,135,611     29,685,177       7,071,254    153,177,587     79,158,965
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 34    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------------
                                                     FID VIP        FID VIP         FID VIP        FID VIP        FID VIP
                                                   GRO & INC,       MID CAP,       MID CAP,       OVERSEAS,      OVERSEAS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                SERV CL 2       SERV CL        SERV CL 2       SERV CL       SERV CL 2
 OPERATIONS
Investment income (loss) -- net                   $      9,150   $  (1,154,815)  $   (540,384)  $    649,871   $    251,365
Net realized gain (loss) on sales of investments      (554,945)      3,122,778       (964,996)       800,946        (59,291)
Distributions from capital gains                     3,587,891      37,728,578     13,870,843      6,780,731      2,267,224
Net change in unrealized appreciation or
  depreciation of investments                      (18,741,332)   (138,545,964)   (51,825,910)   (35,051,380)   (12,109,103)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (15,699,236)    (98,849,423)   (39,460,447)   (26,819,832)    (9,649,805)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           6,539,668      14,071,583     18,641,124      3,388,814      3,535,314
Net transfers(1)                                    (8,827,003)    (33,682,825)    (8,634,415)   (14,296,759)    (4,532,632)
Transfers for policy loans                            (191,960)     (2,099,374)      (774,129)      (549,877)      (195,003)
Policy charges                                      (1,386,051)     (6,709,686)    (3,553,424)    (1,444,537)      (693,216)
Contract terminations:
    Surrender benefits                              (1,175,515)    (11,366,760)    (3,282,458)    (2,693,602)      (838,678)
    Death benefits                                      (9,959)       (136,256)       (15,564)      (187,051)        (5,921)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (5,050,820)    (39,923,318)     2,381,134    (15,783,012)    (2,730,136)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     40,784,134     279,439,140     99,593,999     71,597,923     23,795,390
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 20,034,078   $ 140,666,399   $ 62,514,686   $ 28,995,079   $ 11,415,449
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              27,134,655     109,304,368     46,273,969     51,557,769     12,231,416
Contract purchase payments                           5,407,812       6,773,521     10,701,907      3,151,994      2,323,843
Net transfers(1)                                    (7,057,749)    (14,745,525)    (4,083,069)   (12,793,983)    (2,863,068)
Transfers for policy loans                            (157,764)       (944,434)      (404,977)      (462,335)      (116,493)
Policy charges                                      (1,152,253)     (3,267,198)    (2,043,760)    (1,351,809)      (459,162)
Contract terminations:
    Surrender benefits                              (1,017,502)     (5,279,630)    (1,906,015)    (2,422,368)      (547,550)
    Death benefits                                      (7,950)        (58,624)        (8,127)      (147,023)        (3,367)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    23,149,249      91,782,478     48,529,928     37,532,245     10,565,619
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    35

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                            ------------------------------------------------------------------------------
                                              FTVIPT FRANK     FTVIPT FRANK       FTVIPT          FTVIPT         GS VIT
                                            GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES   TEMP FOR SEC,      MID CAP
YEAR ENDED DEC. 31, 2008 (CONTINUED)              CL 2             CL 2         SEC, CL 2          CL 2         VAL, INST
 OPERATIONS
Investment income (loss) -- net               $     76,932     $    105,850    $   375,641     $    854,341   $    182,545
Net realized gain (loss) on sales of
  investments                                   (8,280,235)         860,595       (356,922)       3,526,853     (4,390,185)
Distributions from capital gains                19,616,397        3,659,003        764,459        5,625,734        289,149
Net change in unrealized appreciation or
  depreciation of investments                  (46,707,846)     (21,068,915)    (8,791,661)     (38,357,324)   (62,448,141)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (35,294,752)     (16,443,467)    (8,008,483)     (28,350,396)   (66,366,632)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      10,858,456        6,251,352      4,016,255        3,667,885     20,389,833
Net transfers(1)                               (29,205,862)     (15,474,986)    (3,043,347)     (20,557,012)   (35,557,161)
Transfers for policy loans                        (470,999)        (398,429)      (144,681)        (536,781)    (1,358,092)
Policy charges                                  (2,885,955)      (1,776,559)      (786,192)      (1,733,608)    (5,804,505)
Contract terminations:
    Surrender benefits                          (3,571,818)      (2,445,827)      (656,688)      (3,300,854)    (7,757,281)
    Death benefits                                 (23,201)         (19,620)        (1,797)         (24,382)       (26,184)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (25,299,379)     (13,864,069)      (616,450)     (22,484,752)   (30,113,390)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                102,556,769       61,594,543     21,880,075       85,415,761    204,428,353
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 41,962,638     $ 31,287,007    $13,255,142     $ 34,580,613   $107,948,331
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          44,220,789       27,554,908     14,489,356       50,844,233     77,828,223
Contract purchase payments                       5,766,542        3,197,716      3,221,235        2,747,659      9,195,816
Net transfers(1)                               (14,641,806)      (7,328,488)    (2,339,707)     (14,630,506)   (14,495,733)
Transfers for policy loans                        (217,345)        (198,409)      (109,450)        (377,858)      (560,145)
Policy charges                                  (1,546,941)        (916,148)      (639,140)      (1,311,970)    (2,651,203)
Contract terminations:
    Surrender benefits                          (1,876,815)      (1,215,533)      (537,527)      (2,416,164)    (3,428,294)
    Death benefits                                 (11,477)          (9,303)        (1,384)         (17,908)       (10,851)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                31,692,947       21,084,743     14,083,383       34,837,486     65,877,813
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 36    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             -----------------------------------------------------------------------------
                                             GS VIT STRUCTD   GS VIT STRUCTD    JANUS ASPEN    JANUS ASPEN     JANUS ASPEN
                                               SM CAP EQ,        U.S. EQ,      GLOBAL TECH,     OVERSEAS,        JANUS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              INST             INST            SERV            SERV           SERV
 OPERATIONS
Investment income (loss) -- net                $   (18,299)    $    272,249     $   (82,569)  $     266,639   $    (97,033)
Net realized gain (loss) on sales of
  investments                                     (589,432)      (2,445,161)       (293,909)      2,822,596       (110,983)
Distributions from capital gains                    10,609          465,153              --      19,393,396             --
Net change in unrealized appreciation or
  depreciation of investments                   (2,086,471)     (25,264,646)     (5,303,617)   (100,600,566)   (29,090,552)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (2,683,593)     (26,972,405)     (5,680,095)    (78,117,935)   (29,298,568)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         664,202        7,636,054       1,119,655      10,499,334     11,970,407
Net transfers(1)                                (1,799,762)     (31,128,199)     (2,056,814)    (17,291,053)    66,182,014
Transfers for policy loans                         (23,698)        (465,637)       (133,404)     (1,494,452)      (467,159)
Policy charges                                    (265,885)      (2,167,711)       (388,663)     (3,627,825)    (1,928,357)
Contract terminations:
    Surrender benefits                            (382,957)      (3,343,567)       (534,240)     (5,066,226)    (1,361,543)
    Death benefits                                    (112)         (34,071)             --         (47,811)          (962)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (1,808,212)     (29,503,131)     (1,993,466)    (17,028,033)    74,394,400
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  9,117,285       93,726,848      14,074,330     159,690,676     21,046,788
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 4,625,480     $ 37,251,312     $ 6,400,769   $  64,544,708   $ 66,142,620
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           6,367,765       90,954,761      26,110,026      90,519,266     20,250,740
Contract purchase payments                         550,729        8,962,285       2,686,853       7,938,776     14,802,374
Net transfers(1)                                (1,423,265)     (34,992,000)     (4,827,398)    (13,700,494)    76,465,026
Transfers for policy loans                         (14,751)        (523,889)       (309,032)     (1,025,347)      (559,781)
Policy charges                                    (224,673)      (2,584,585)       (948,689)     (2,761,814)    (2,455,932)
Contract terminations:
    Surrender benefits                            (314,650)      (3,880,977)     (1,326,691)     (3,662,461)    (1,707,207)
    Death benefits                                    (120)         (36,238)             --         (27,867)        (1,111)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 4,941,035       57,899,357      21,385,069      77,280,059    106,794,109
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    37

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                               JANUS ASPEN   LAZARD RETIRE         MFS             MFS            MFS
                                               ENTERPRISE,      INTL EQ,     INV GRO STOCK,     NEW DIS,      UTILITIES,
YEAR ENDED DEC. 31, 2008 (CONTINUED)               SERV           SERV           SERV CL         SERV CL        SERV CL
 OPERATIONS
Investment income (loss) -- net                $  (125,618)   $     75,255    $   (185,081)   $   (175,298)  $     62,048
Net realized gain (loss) on sales of
  investments                                      131,753        (159,405)        322,601        (700,096)      (472,175)
Distributions from capital gains                   896,039         124,677       1,566,335       4,140,032      2,654,044
Net change in unrealized appreciation or
  depreciation of investments                   (8,704,411)    (17,619,667)    (15,020,813)    (12,303,868)   (10,577,603)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (7,802,237)    (17,579,140)    (13,316,958)     (9,039,230)    (8,333,686)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       1,097,106       4,153,887       3,373,791       2,352,164      2,649,836
Net transfers(1)                                  (561,616)    (14,978,260)     (7,931,240)     (4,617,476)     5,487,577
Transfers for policy loans                        (197,801)       (290,580)       (380,711)       (137,409)      (307,976)
Policy charges                                    (567,079)     (1,316,924)     (1,122,686)       (787,395)      (737,862)
Contract terminations:
    Surrender benefits                            (725,641)     (1,876,770)     (1,613,359)     (1,203,600)      (461,831)
    Death benefits                                  (3,771)         (4,739)             --              --         (1,923)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (958,802)    (14,313,386)     (7,674,205)     (4,393,716)     6,627,821
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 18,138,721      56,400,225      41,198,365      25,899,938     15,438,388
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 9,377,682    $ 24,507,699    $ 20,207,202    $ 12,466,992   $ 13,732,523
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          23,594,297      41,500,616      52,721,444      25,700,863      5,320,969
Contract purchase payments                       1,791,413       3,824,390       5,197,488       2,881,256      1,110,541
Net transfers(1)                                (1,073,336)    (13,227,005)    (11,778,738)     (5,344,481)     1,891,430
Transfers for policy loans                        (306,626)       (259,585)       (525,096)       (143,480)      (126,256)
Policy charges                                    (927,329)     (1,221,816)     (1,738,486)       (966,124)      (315,120)
Contract terminations:
    Surrender benefits                          (1,149,040)     (1,721,012)     (2,472,233)     (1,487,849)      (201,361)
    Death benefits                                  (5,221)         (4,462)             --              --           (773)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                21,924,158      28,891,126      41,404,379      20,640,185      7,679,430
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 38    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                   OPPEN           OPPEN          OPPEN         PIMCO VIT      PIONEER
                                              GLOBAL SEC VA,    MAIN ST SM      STRATEGIC      ALL ASSET,    EQ INC VCT,
YEAR ENDED DEC. 31, 2008 (CONTINUED)               SERV        CAP VA, SERV   BOND VA, SERV    ADVISOR CL       CL II
 OPERATIONS
Investment income (loss) -- net                 $     9,201     $   (23,877)   $  2,331,465   $  3,509,396   $   115,250
Net realized gain (loss) on sales of
  investments                                      (202,543)       (119,350)     (1,524,111)      (705,141)     (237,161)
Distributions from capital gains                    210,647         172,718         773,286        226,475       417,231
Net change in unrealized appreciation or
  depreciation of investments                    (1,721,807)     (1,731,180)    (23,917,379)   (15,488,653)   (2,655,436)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (1,704,502)     (1,701,689)    (22,336,739)   (12,457,923)   (2,360,116)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          850,114         929,405      16,233,861     10,567,312     1,639,595
Net transfers(1)                                    339,898       1,000,904      90,921,118     57,169,128    (2,952,850)
Transfers for policy loans                          (21,552)         (4,870)       (992,678)      (487,264)      (72,889)
Policy charges                                     (163,761)       (162,660)     (3,805,692)    (1,883,599)     (313,424)
Contract terminations:
    Surrender benefits                             (113,492)       (119,745)     (3,073,699)    (1,404,551)     (264,150)
    Death benefits                                       --              --         (33,894)       (17,040)           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                      891,207       1,643,034      99,249,016     63,943,986    (1,963,718)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   3,437,196       3,213,669      38,429,340     18,492,379     9,386,734
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 2,623,901     $ 3,155,014    $115,341,617   $ 69,978,442   $ 5,062,900
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            2,596,746       2,737,841      33,282,456     17,574,825     6,442,712
Contract purchase payments                          804,218         953,234      14,655,623     10,800,216     1,284,873
Net transfers(1)                                    252,082         977,699      77,141,227     55,365,268    (2,168,520)
Transfers for policy loans                          (20,603)         (5,283)       (891,643)      (498,217)      (55,824)
Policy charges                                     (158,722)       (170,429)     (3,498,323)    (1,963,623)     (248,744)
Contract terminations:
    Surrender benefits                             (121,695)       (118,281)     (2,788,809)    (1,454,731)     (211,041)
    Death benefits                                       --              --         (28,990)       (16,396)           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  3,352,026       4,374,781     117,871,541     79,807,342     5,043,456
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    39

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                               PIONEER INTL         PUT VT           PUT VT        PUT VT         PUT VT
                                                 VAL VCT,     GLOBAL HLTH CARE,    HI YIELD,      INTL EQ,    INTL NEW OPP,
YEAR ENDED DEC. 31, 2008 (CONTINUED)               CL II            CL IB            CL IB         CL IB          CL IB
 OPERATIONS
Investment income (loss) -- net                 $    2,930        $  (25,203)     $ 1,423,549   $    58,415    $   112,765
Net realized gain (loss) on sales of
  investments                                      (57,888)           (8,117)      (1,087,899)     (264,961)     1,267,768
Distributions from capital gains                    26,661            24,189               --       729,567             --
Net change in unrealized appreciation or
  depreciation of investments                     (383,646)         (577,209)      (4,176,498)   (2,649,006)    (9,390,519)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (411,943)         (586,340)      (3,840,848)   (2,125,985)    (8,009,986)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         165,766           479,284        1,033,095       708,009      1,072,257
Net transfers(1)                                  (236,647)          354,413       (6,769,609)   (1,774,571)    (4,283,726)
Transfers for policy loans                          (5,490)           (8,260)        (192,454)      (38,849)      (131,409)
Policy charges                                     (36,825)         (132,297)        (537,802)     (149,151)      (484,422)
Contract terminations:
    Surrender benefits                             (18,126)         (116,630)        (941,654)     (103,367)      (943,934)
    Death benefits                                      --            (1,225)         (24,023)           --         (8,528)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (131,322)          575,285       (7,432,447)   (1,357,929)    (4,779,762)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,006,045         2,734,514       20,630,206     5,845,302     22,118,477
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $  462,780        $2,723,459      $ 9,356,911   $ 2,361,388    $ 9,328,729
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             890,302         2,265,408       14,449,391     3,246,299     20,815,068
Contract purchase payments                         195,951           427,893          785,377       494,358      1,290,189
Net transfers(1)                                  (266,406)          285,656       (5,017,707)   (1,174,160)    (4,868,913)
Transfers for policy loans                          (5,376)           (7,616)        (136,980)      (22,731)      (153,485)
Policy charges                                     (42,460)         (118,669)        (413,980)     (106,069)      (592,872)
Contract terminations:
    Surrender benefits                             (18,745)         (106,443)        (704,408)      (76,740)    (1,080,489)
    Death benefits                                      --              (987)         (17,108)           --         (8,576)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   753,266         2,745,242        8,944,585     2,360,957     15,400,922
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 40    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                    PUT VT         PUT VT         ROYCE          DISC           DISC
                                                   NEW OPP,        VISTA,      MICRO-CAP,    ASSET ALLOC,   ASSET ALLOC,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)               CL IA         CL IB        INVEST CL       AGGR(2)      CONSERV(2)
 OPERATIONS
Investment income (loss) -- net                  $   (748,440)  $   (76,643)  $  1,292,826    $  (10,408)    $   (3,428)
Net realized gain (loss) on sales of
  investments                                     (11,677,562)        2,030      2,953,355       (25,881)       (14,239)
Distributions from capital gains                           --            --      8,726,516            --             --
Net change in unrealized appreciation or
  depreciation of investments                     (46,883,221)   (4,635,733)   (57,068,987)     (592,345)       (61,800)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (59,309,223)   (4,710,346)   (44,096,290)     (628,634)       (79,467)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         11,886,135       953,577      6,322,570       214,950         37,182
Net transfers(1)                                  (24,390,378)   (1,753,094)   (22,530,994)    3,301,288      1,633,350
Transfers for policy loans                           (928,224)      (92,787)      (721,737)      (23,986)       (11,566)
Policy charges                                     (7,607,046)     (339,172)    (2,980,542)      (43,688)       (40,391)
Contract terminations:
    Surrender benefits                            (10,638,855)     (532,284)    (5,485,033)      (30,257)       (96,902)
    Death benefits                                    (17,005)       (9,965)       (67,954)           --             --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (31,695,373)   (1,773,725)   (25,463,690)    3,418,307      1,521,673
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   174,571,846    11,572,237    121,404,027            --             --
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 83,567,250   $ 5,088,166   $ 51,844,047    $2,789,673     $1,442,206
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            112,779,883    15,215,879     41,807,487            --             --
Contract purchase payments                          9,498,374     1,595,963      2,695,929       287,383         44,280
Net transfers(1)                                  (18,541,238)   (2,839,689)    (8,954,405)    3,777,515      1,845,292
Transfers for policy loans                           (665,169)     (122,889)      (265,121)      (31,394)       (14,336)
Policy charges                                     (6,098,794)     (571,010)    (1,282,955)      (55,368)       (46,624)
Contract terminations:
    Surrender benefits                             (8,210,557)     (866,887)    (2,220,188)      (40,650)      (111,533)
    Death benefits                                    (12,613)      (14,132)       (24,792)           --             --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   88,749,886    12,397,235     31,755,955     3,937,486      1,717,079
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    41

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------
                                              DISC ASSET    DISC ASSET     DISC ASSET
                                                ALLOC,        ALLOC,         ALLOC,         RVS PTNRS VP    RVS PTNRS VP
PERIOD ENDED DEC. 31, 2008 (CONTINUED)          MOD(2)     MOD AGGR(2)   MOD CONSERV(2)   FUNDAMENTAL VAL    SELECT VAL
 OPERATIONS
Investment income (loss) -- net              $   (24,511)  $   (26,635)    $   (8,153)      $   (323,477)     $  (2,664)
Net realized gain (loss) on sales of
  investments                                    (93,544)     (107,690)      (105,196)           (76,173)       (24,270)
Distributions from capital gains                      --            --             --            160,120          1,890
Net change in unrealized appreciation or
  depreciation of investments                 (1,283,702)   (1,470,953)      (284,009)       (19,698,924)      (136,002)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (1,401,757)   (1,605,278)      (397,358)       (19,938,454)      (161,046)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       116,448       312,380         36,752          8,293,849         69,002
Net transfers(1)                               8,206,059     8,127,699      3,217,651         45,127,215        227,884
Transfers for policy loans                       (20,832)      (49,132)          (849)          (309,970)        (1,022)
Policy charges                                   (96,293)      (91,098)       (49,223)        (1,336,567)       (14,801)
Contract terminations:
    Surrender benefits                           (99,906)     (107,723)      (108,089)          (921,242)        (8,263)
    Death benefits                                    --            --             --               (736)            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 8,105,476     8,192,126      3,096,242         50,852,549        272,800
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       --            --             --         14,559,955        256,728
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 6,703,719   $ 6,586,848     $2,698,884       $ 45,474,050      $ 368,482
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                --            --             --         15,003,897        215,232
Contract purchase payments                       146,385       388,570         46,288         10,734,324         69,836
Net transfers(1)                               8,963,651     8,882,497      3,547,952         54,631,820        231,425
Transfers for policy loans                       (23,648)      (67,468)        (1,079)          (393,092)        (1,018)
Policy charges                                  (120,181)     (114,268)       (59,783)        (1,778,717)       (15,111)
Contract terminations:
    Surrender benefits                          (130,322)     (124,069)      (135,488)        (1,208,174)        (8,032)
    Death benefits                                    --            --             --               (883)            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               8,835,885     8,965,262      3,397,890         76,989,175        492,332
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 42    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                RVS PTNRS VP      RVS VP         RVS VP         RVS VP          RVS VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)             SM CAP VAL         BAL         CASH MGMT      DIV BOND       DIV EQ INC
 OPERATIONS
Investment income (loss) -- net                 $   (417,698)  $ (1,519,738)  $  1,600,933   $ (1,485,478)  $  (3,325,307)
Net realized gain (loss) on sales of
  investments                                       (208,650)    (8,900,628)        (7,162)    (2,287,624)     (2,555,323)
Distributions from capital gains                   1,272,015     18,407,276             --             --      39,031,938
Net change in unrealized appreciation or
  depreciation of investments                    (20,778,100)   (90,176,351)       (33,247)   (19,620,161)   (235,782,808)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (20,132,433)   (82,189,441)     1,560,524    (23,393,263)   (202,631,500)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        11,003,143     19,000,519     28,382,515     37,809,160      53,782,926
Net transfers(1)                                  36,839,808    (43,233,731)    13,707,366     36,562,008     (18,671,303)
Transfers for policy loans                          (437,889)    (1,029,884)      (876,062)    (2,457,303)     (3,557,275)
Policy charges                                    (1,923,820)   (18,594,056)   (12,480,150)   (14,144,943)    (15,100,295)
Contract terminations:
    Surrender benefits                            (1,510,579)   (18,099,192)   (16,794,897)   (14,548,986)    (17,764,066)
    Death benefits                                    (6,054)      (506,656)       (83,945)      (187,284)       (180,636)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    43,964,609    (62,463,000)    11,854,827     43,032,652      (1,490,649)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   31,869,782    312,062,373    113,766,641    268,070,533     501,850,751
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 55,701,958   $167,409,932   $127,181,992   $287,709,922   $ 297,728,602
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            20,614,188    277,699,047     98,463,880    191,510,335     267,421,866
Contract purchase payments                         8,362,855     19,759,682     24,356,189     27,822,768      36,052,304
Net transfers(1)                                  27,119,817    (43,895,027)    11,703,341     25,077,816     (10,374,046)
Transfers for policy loans                          (317,049)    (1,009,844)      (750,273)    (1,794,154)     (2,203,919)
Policy charges                                    (1,486,947)   (19,470,424)   (10,710,891)   (10,454,487)    (10,221,346)
Contract terminations:
    Surrender benefits                            (1,158,666)   (18,306,070)   (14,390,816)   (10,721,283)    (11,657,891)
    Death benefits                                    (4,048)      (471,242)       (71,882)      (152,464)       (115,102)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  53,130,150    214,306,122    108,599,548    221,288,531     268,901,866
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    43

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                                 RVS VP
                                                 RVS VP     GLOBAL INFLATION      SEL VP          RVS VP         RVS VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)          GLOBAL BOND       PROT SEC            GRO       HI YIELD BOND     INC OPP
 OPERATIONS
Investment income (loss) -- net               $ 5,720,702      $   690,437     $   (730,732)   $   (403,633)  $  (238,331)
Net realized gain (loss) on sales of
  investments                                    (501,589)        (467,708)        (528,501)     (2,348,795)     (709,058)
Distributions from capital gains                   43,931               --               --              --            --
Net change in unrealized appreciation or
  depreciation of investments                  (7,691,373)      (1,874,376)     (62,618,754)    (15,436,995)   (6,831,257)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (2,428,329)      (1,651,647)     (63,877,987)    (18,189,423)   (7,778,646)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                     11,668,417        7,083,296       18,020,998       7,838,973     6,262,601
Net transfers(1)                               18,595,512       37,034,990       14,257,323     (31,706,955)   28,358,860
Transfers for policy loans                     (1,007,898)        (503,054)        (764,840)       (549,829)     (251,793)
Policy charges                                 (3,354,259)      (1,476,841)      (3,929,584)     (3,013,363)   (1,105,315)
Contract terminations:
    Surrender benefits                         (3,768,160)      (1,110,689)      (4,207,302)     (3,811,216)     (757,665)
    Death benefits                                (44,977)          (3,979)         (28,993)        (38,708)         (670)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 22,088,635       41,023,723       23,347,602     (31,281,098)   32,506,018
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                74,558,861       13,098,242      130,021,368      96,633,920    11,525,124
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $94,219,167      $52,470,318     $ 89,490,983    $ 47,163,399   $36,252,496
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         46,890,471       12,081,742      215,183,503      69,117,566    10,553,666
Contract purchase payments                      7,369,870        6,475,865       38,825,223       6,070,214     6,216,820
Net transfers(1)                               10,971,959       33,054,371       33,622,282     (23,968,225)   26,605,609
Transfers for policy loans                       (635,179)        (460,202)      (1,517,851)       (406,812)     (246,272)
Policy charges                                 (2,133,734)      (1,358,563)      (8,577,129)     (2,355,838)   (1,111,840)
Contract terminations:
    Surrender benefits                         (2,383,022)      (1,020,193)      (8,953,365)     (2,937,794)     (759,480)
    Death benefits                                (28,356)          (3,551)         (55,687)        (27,970)         (651)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               60,052,009       48,769,469      268,526,976      45,491,141    41,257,852
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 44    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                     RVS VP        SEL VP        RVS VP        RVS VP        RVS VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 DYN EQ      LG CAP VAL   MID CAP GRO   MID CAP VAL      S&P 500
 OPERATIONS
Investment income (loss) -- net                  $  (2,665,648)   $  (4,226)  $  (101,750)  $   (64,236)  $   (416,067)
Net realized gain (loss) on sales of
  investments                                       (7,761,818)     (48,534)     (427,020)     (230,634)       657,676
Distributions from capital gains                    45,856,980       10,032        87,605     1,225,217      2,175,314
Net change in unrealized appreciation or
  depreciation of investments                     (241,674,498)    (192,069)   (5,901,345)   (5,298,489)   (24,813,852)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (206,244,984)    (234,797)   (6,342,510)   (4,368,142)   (22,396,929)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          40,234,493      162,642     1,694,717     1,502,375      5,716,016
Net transfers(1)                                   (79,809,679)     114,866    (2,841,599)    3,770,032    (10,087,030)
Transfers for policy loans                          (1,161,827)      (1,468)     (126,307)      (76,614)      (329,692)
Policy charges                                     (29,053,856)     (30,672)     (572,173)     (285,679)    (1,968,478)
Contract terminations:
    Surrender benefits                             (29,861,329)     (17,464)     (717,882)     (209,023)    (2,894,015)
    Death benefits                                    (455,933)          --            --            --             --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (100,108,131)     227,904    (2,563,244)    4,701,091     (9,563,199)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    556,056,359      513,567    15,909,677     5,697,883     67,021,489
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 249,703,244    $ 506,674   $ 7,003,923   $ 6,030,832   $ 35,061,361
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             631,216,077      429,785    11,572,211     4,302,586     65,036,335
Contract purchase payments                          57,932,001      169,339     1,577,250     1,437,714      6,755,063
Net transfers(1)                                  (109,797,176)     160,251    (2,520,730)    3,183,040    (11,183,122)
Transfers for policy loans                          (1,360,422)      (1,910)     (103,767)      (76,657)      (350,681)
Policy charges                                     (41,962,998)     (32,752)     (535,233)     (280,389)    (2,346,027)
Contract terminations:
    Surrender benefits                             (41,171,203)     (18,008)     (669,099)     (194,993)    (3,333,313)
    Death benefits                                    (585,538)          --            --            --             --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   494,270,741      706,705     9,320,632     8,371,301     54,578,255
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    45

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                    RVS VP          SEL VP        THDL VP        THDL VP        THIRD AVE
YEAR ENDED DEC. 31, 2008 (CONTINUED)            SHORT DURATION    SM CAP VAL     EMER MKTS       INTL OPP          VAL
 OPERATIONS
Investment income (loss) -- net                   $  (410,994)   $  (169,801)  $   (146,563)  $   2,555,774   $    (97,175)
Net realized gain (loss) on sales of
  investments                                        (164,864)    (2,317,575)      (244,895)     14,647,579      1,582,695
Distributions from capital gains                           --      2,488,873     14,338,239              --     14,189,397
Net change in unrealized appreciation or
  depreciation of investments                      (1,336,796)    (8,838,669)   (70,108,034)   (105,247,474)   (62,831,421)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (1,912,654)    (8,837,172)   (56,161,253)    (88,044,121)   (47,156,504)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          5,006,517      2,278,163     11,367,737      12,202,819      6,864,060
Net transfers(1)                                     (865,193)    (6,909,538)    22,096,269     (39,713,499)   (31,779,699)
Transfers for policy loans                           (458,147)      (108,346)    (1,234,992)     (1,511,550)      (712,879)
Policy charges                                     (3,169,004)      (799,547)    (2,708,386)     (9,186,877)    (3,158,140)
Contract terminations:
    Surrender benefits                             (3,176,357)    (1,038,568)    (2,931,389)    (12,540,819)    (5,084,355)
    Death benefits                                    (69,670)        (5,036)       (23,124)       (140,528)        (7,671)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (2,731,854)    (6,582,872)    26,566,115     (50,890,454)   (33,878,684)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    55,521,994     27,429,869     90,908,238     250,571,895    132,885,840
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $50,877,486    $12,009,825   $ 61,313,100   $ 111,637,320   $ 51,850,652
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             43,230,687     19,239,781     31,068,453     222,331,737     51,179,962
Contract purchase payments                          3,924,238      1,982,718      5,457,017      13,710,629      3,351,554
Net transfers(1)                                     (696,220)    (5,712,410)    12,356,750     (42,608,893)   (14,499,795)
Transfers for policy loans                           (360,685)       (68,855)      (511,916)     (1,532,316)      (309,024)
Policy charges                                     (2,496,751)      (704,035)    (1,315,186)    (10,374,931)    (1,559,769)
Contract terminations:
    Surrender benefits                             (2,496,568)      (890,339)    (1,373,146)    (13,576,929)    (2,394,279)
    Death benefits                                    (58,873)        (3,898)        (8,785)       (141,698)        (3,384)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   41,045,828     13,842,962     45,673,187     167,807,599     35,765,265
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 46    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
                                                VANK LIT         VANK UIF         VANK UIF
                                                COMSTOCK,    GLOBAL REAL EST,   MID CAP GRO,       WANGER         WANGER
YEAR ENDED DEC. 31, 2008 (CONTINUED)              CL II            CL II            CL II           INTL            USA
 OPERATIONS
Investment income (loss) -- net               $    157,546     $    270,797      $    (1,104)  $     109,347   $ (1,136,014)
Net realized gain (loss) on sales of
  investments                                     (113,824)            (737)        (400,809)      1,920,390        510,321
Distributions from capital gains                 1,046,057          922,786          777,465      22,720,846     15,826,879
Net change in unrealized appreciation or
  depreciation of investments                  (15,570,505)     (10,561,130)      (2,000,914)   (113,311,520)   (74,247,046)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (14,480,726)      (9,368,284)      (1,625,362)    (88,560,937)   (59,045,860)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       6,701,009        2,923,714          389,865      19,885,378     18,528,314
Net transfers(1)                                35,147,115       22,227,118        2,440,585      (5,466,566)   (20,223,193)
Transfers for policy loans                        (259,453)        (137,311)         (71,783)     (1,596,059)    (1,215,484)
Policy charges                                  (1,092,362)        (482,490)         (91,317)     (5,270,728)    (4,576,728)
Contract terminations:
    Surrender benefits                            (771,393)        (340,810)         (56,456)     (6,721,632)    (5,770,519)
    Death benefits                                    (545)            (915)              --         (17,210)       (68,371)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  39,724,371       24,189,306        2,610,894         813,183    (13,325,981)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 11,606,327        4,264,928          942,134     196,656,455    158,998,401
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 36,849,972     $ 19,085,950      $ 1,927,666   $ 108,908,701   $ 86,626,560
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          12,703,942        4,908,104          867,425     110,580,475     80,676,813
Contract purchase payments                       9,156,509        4,568,535          476,017      14,590,258     11,465,193
Net transfers(1)                                44,481,998       31,894,251        2,292,244      (1,707,170)   (11,465,288)
Transfers for policy loans                        (349,268)        (216,546)         (83,452)     (1,088,122)      (706,193)
Policy charges                                  (1,530,444)        (780,727)        (113,545)     (3,923,748)    (2,859,158)
Contract terminations:
    Surrender benefits                          (1,065,175)        (548,925)         (71,221)     (4,844,759)    (3,537,209)
    Death benefits                                    (684)          (1,157)              --         (11,332)       (37,905)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                63,396,878       39,823,535        3,367,468     113,595,602     73,536,253
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    47

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                          -----------------------------------------------------
                                                           WF ADV VT     WF ADV VT
                                                             ASSET          INTL         WF ADV      WF ADV VT
YEAR ENDED DEC. 31, 2008 (CONTINUED)                         ALLOC          CORE         VT OPP      SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                           $    77,693   $    15,487   $    28,587   $   (66,796)
Net realized gain (loss) on sales of investments             (141,035)      (46,365)     (165,281)     (610,828)
Distributions from capital gains                              402,407       295,254       634,590     2,189,680
Net change in unrealized appreciation or depreciation of
  investments                                              (2,052,050)   (1,035,877)   (1,771,299)   (5,245,312)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               (1,712,985)     (771,501)   (1,273,403)   (3,733,256)
---------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                    992,041       284,179       475,637     1,330,845
Net transfers(1)                                           (1,571,667)     (288,197)     (596,426)      275,518
Transfers for policy loans                                    (28,073)       (3,379)       (7,131)      (88,059)
Policy charges                                               (277,990)      (64,649)     (122,852)     (288,040)
Contract terminations:
    Surrender benefits                                       (132,188)      (51,325)     (118,547)     (238,964)
    Death benefits                                                 --            --            --          (600)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (1,017,877)     (123,371)     (369,319)      990,700
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             6,410,540     1,850,291     3,486,728     8,030,043
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 3,679,678   $   955,419   $ 1,844,006   $ 5,287,487
---------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      4,473,305     1,142,653     2,302,533     4,797,987
Contract purchase payments                                    808,536       223,345       369,753     1,019,543
Net transfers(1)                                           (1,261,535)     (216,071)     (427,096)       93,715
Transfers for policy loans                                    (18,555)       (2,649)       (1,907)      (65,693)
Policy charges                                               (228,677)      (51,655)      (97,256)     (222,313)
Contract terminations:
    Surrender benefits                                       (117,865)      (43,586)      (94,803)     (180,805)
    Death benefits                                                 --            --            --          (426)
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            3,655,209     1,052,037     2,051,224     5,442,008
---------------------------------------------------------------------------------------------------------------




   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life's fixed account.



   (2) For the period May 1, 2008 (commencement of operations) to Dec. 31, 2008.



See accompanying notes to financial statements.



 48    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    -------------------------------------------------------------------
                                                       AIM VI        AIM VI        AIM VI       AIM VI        AIM VI
                                                     CAP APPR,     CAP APPR,      CAP DEV,     CAP DEV,      CORE EQ,
YEAR ENDED DEC. 31, 2007                               SER I         SER II        SER I        SER II         SER I
 OPERATIONS
Investment income (loss) -- net                     $  (275,543)  $  (135,267)  $  (173,710)  $  (60,176)  $    475,933
Net realized gain (loss) on sales of investments        750,971       397,258       667,066      222,361      6,952,944
Distributions from capital gains                             --            --     1,548,009      527,966             --
Net change in unrealized appreciation or
  depreciation of investments                         2,519,424     1,231,434      (375,516)    (128,281)    12,703,381
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     2,994,852     1,493,425     1,665,849      561,870     20,132,258
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            2,455,349     3,805,414     1,306,140    1,679,628     20,162,724
Net transfers(1)                                      2,196,415    (2,665,185)    1,194,394     (653,787)   (19,812,689)
Transfers for policy loans                             (409,387)      (66,034)     (155,177)     (54,212)    (2,822,688)
Policy charges                                         (780,410)     (610,566)     (469,692)    (256,169)   (12,110,846)
Contract terminations:
    Surrender benefits                               (1,325,381)     (540,626)     (997,048)    (176,433)   (20,584,538)
    Death benefits                                      (10,627)          (63)       (2,607)        (760)      (101,361)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        2,125,959       (77,060)      876,010      538,267    (35,269,398)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      28,945,583    13,545,258    16,531,445    5,507,931    285,600,108
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $34,066,394   $14,961,623   $19,073,304   $6,608,068   $270,462,968
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               37,569,229    10,895,524    12,065,210    3,790,354    156,091,257
Contract purchase payments                            2,978,675     2,874,197       874,003    1,061,576     10,436,829
Net transfers(1)                                      2,341,916    (1,984,532)      813,916     (394,342)   (10,193,284)
Transfers for policy loans                             (493,005)      (48,646)     (102,722)     (34,435)    (1,450,221)
Policy charges                                         (945,043)     (459,240)     (313,507)    (161,451)    (6,271,336)
Contract terminations:
    Surrender benefits                               (1,607,024)     (408,171)     (662,965)    (110,986)   (10,596,407)
    Death benefits                                      (12,206)          (50)       (1,739)        (487)       (52,504)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     39,832,542    10,869,082    12,672,196    4,150,229    137,964,334
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    49

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                      ---------------------------------------------------------------
                                                        AIM VI       AIM VI       AIM VI       AIM VI        AB VPS
                                                         DYN,       FIN SERV,    INTL GRO,      TECH,      GRO & INC,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                   SER I        SER I      SER II(2)      SER I         CL B
 OPERATIONS
Investment income (loss) -- net                       $  (11,711)  $    7,612   $    5,922   $  (14,387)  $    88,023
Net realized gain (loss) on sales of investments          93,457       15,488          350       59,388       384,419
Distributions from capital gains                              --       72,987           --           --     1,304,895
Net change in unrealized appreciation or
  depreciation of investments                             57,699     (384,005)         563       53,955      (818,384)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             139,445     (287,918)       6,835       98,956       958,953
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               233,742      319,896      932,655      352,562     6,954,910
Net transfers(1)                                         (36,498)    (128,781)   7,930,558      (96,798)   (4,126,855)
Transfers for policy loans                               (12,137)     (19,259)     (18,324)      (8,791)     (210,712)
Policy charges                                           (53,985)     (58,336)     (78,981)     (72,612)   (1,017,769)
Contract terminations:
    Surrender benefits                                   (21,324)     (25,495)     (24,778)     (39,674)     (823,826)
    Death benefits                                            --          (90)          --           --          (951)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           109,798       87,935    8,741,130      134,687       774,797
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,054,294    1,211,487           --    1,431,094    22,617,965
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,303,537   $1,011,504   $8,747,965   $1,664,737   $24,351,715
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   694,435      864,789           --    1,257,465    16,678,531
Contract purchase payments                               141,604      239,725      896,164      294,374     4,955,946
Net transfers(1)                                         (11,102)     (89,265)   7,652,051      (80,609)   (2,893,284)
Transfers for policy loans                                (7,119)     (14,939)     (17,663)      (7,201)     (149,422)
Policy charges                                           (32,600)     (43,882)     (75,879)     (60,514)     (724,189)
Contract terminations:
    Surrender benefits                                   (12,918)     (19,791)     (23,697)     (33,146)     (587,018)
    Death benefits                                            --          (68)          --           --          (716)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         772,300      936,569    8,430,976    1,370,369    17,279,848
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 50    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                      AB VPS        AB VPS        AC VP         AC VP          AC VP
                                                    INTL VAL,    LG CAP GRO,      INTL,         INTL,          VAL,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                 CL B        CL B(2)         CL I         CL II          CL I
 OPERATIONS
Investment income (loss) -- net                    $    86,712     $   (563)   $  (117,968)  $   (52,404)  $    939,760
Net realized gain (loss) on sales of investments       198,119        1,126      1,216,625       453,038        916,041
Distributions from capital gains                     2,716,354           --             --            --     11,671,664
Net change in unrealized appreciation or
  depreciation of investments                         (387,494)       7,265      5,871,926     1,603,246    (22,019,477)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    2,613,691        7,828      6,970,583     2,003,880     (8,492,012)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          19,109,153       19,125      3,149,627     2,873,665     10,039,473
Net transfers(1)                                     8,311,467      370,419      2,209,591      (787,205)      (385,502)
Transfers for policy loans                            (661,936)          50       (285,236)     (121,059)    (1,450,199)
Policy charges                                      (2,462,131)      (3,458)      (955,156)     (514,534)    (3,909,913)
Contract terminations:
    Surrender benefits                              (1,754,506)        (126)    (2,229,924)     (354,684)    (7,465,337)
    Death benefits                                      (5,785)          --         (1,251)           --        (17,079)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      22,536,262      386,010      1,887,651     1,096,183     (3,188,557)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     54,695,102           --     39,686,483    10,560,427    139,892,546
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $79,845,055     $393,838    $48,544,717   $13,660,490   $128,211,977
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              24,130,525           --     40,452,688     6,707,068     78,931,020
Contract purchase payments                           8,027,952       18,338      2,950,492     1,682,707      5,579,598
Net transfers(1)                                     3,547,836      355,000      2,132,093      (389,984)      (448,940)
Transfers for policy loans                            (274,719)          49       (263,632)      (69,501)      (795,234)
Policy charges                                      (1,031,136)      (3,305)      (891,566)     (299,582)    (2,174,005)
Contract terminations:
    Surrender benefits                                (731,245)          --     (2,084,271)     (206,148)    (4,130,017)
    Death benefits                                      (2,290)          --         (1,091)           --         (9,447)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    33,666,923      370,082     42,294,713     7,424,560     76,952,975
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    51

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ---------------------------------------------------------------
                                                        AC VP        CALVERT       COL HI         CS          CS
                                                         VAL,           VS        YIELD, VS   COMMODITY     U.S. EQ
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                  CL II       SOCIAL BAL      CL B      RETURN(2)    FLEX III
 OPERATIONS
Investment income (loss) -- net                      $   151,413   $   164,931   $   71,977    $ 10,325   $  (32,571)
Net realized gain (loss) on sales of investments          46,643       166,308       (2,880)         19      167,794
Distributions from capital gains                       2,477,713       597,151           --          --           --
Net change in unrealized appreciation or
  depreciation of investments                         (4,577,285)     (732,955)     (72,226)     24,649      226,092
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (1,901,516)      195,435       (3,129)     34,993      361,315
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             7,466,214     1,383,556      652,928      22,460      312,463
Net transfers(1)                                      (4,215,482)     (320,757)     548,300     874,821     (326,313)
Transfers for policy loans                              (289,961)      (41,881)      (6,433)       (302)     (23,650)
Policy charges                                        (1,208,396)     (336,901)     (79,601)     (2,843)    (101,844)
Contract terminations:
    Surrender benefits                                  (907,758)     (526,041)      (8,362)       (831)    (226,634)
    Death benefits                                       (19,756)           --           --          --           --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           824,861       157,976    1,106,832     893,305     (365,978)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       28,760,250    10,221,228      841,643          --    3,518,847
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $27,683,595   $10,574,639   $1,945,346    $928,298   $3,514,184
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                18,972,523     9,149,146      785,821          --    3,629,809
Contract purchase payments                             4,841,455     1,214,354      602,147      20,570      298,446
Net transfers(1)                                      (2,782,749)     (275,339)     501,405     809,686     (316,289)
Transfers for policy loans                              (189,458)      (37,453)      (5,893)       (249)     (22,974)
Policy charges                                          (784,464)     (296,320)     (73,519)     (2,638)     (97,461)
Contract terminations:
    Surrender benefits                                  (583,816)     (459,359)      (7,832)       (754)    (216,409)
    Death benefits                                       (12,141)           --           --          --           --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      19,461,350     9,295,029    1,802,129     826,615    3,275,122
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 52    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                      CS           EV VT           EG VA         FID VIP        FID VIP
                                                   U.S. EQ     FLOATING-RATE    FUNDAMENTAL    CONTRAFUND,    GRO & INC,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)              FLEX I         INC(2)      LG CAP, CL 2   SERV CL 2(2)      SERV CL
 OPERATIONS
Investment income (loss) -- net                  $  (160,419)    $   76,165     $     (811)    $   140,792   $    978,380
Net realized gain (loss) on sales of
  investments                                       (188,066)            --        123,364           9,766      2,147,885
Distributions from capital gains                          --             --        477,406       6,926,774      4,999,216
Net change in unrealized appreciation or
  depreciation of investments                        158,682        (87,447)      (211,285)     (6,342,569)     4,798,683
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (189,803)       (11,282)       388,674         734,763     12,924,164
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         1,534,831        664,384      1,623,400       3,154,070      9,430,024
Net transfers(1)                                  (2,204,796)     5,370,291       (338,198)     29,626,076      1,012,379
Transfers for policy loans                          (232,418)       (11,936)       (58,404)        (56,118)    (1,026,452)
Policy charges                                      (561,087)       (56,711)      (250,767)       (262,957)    (3,246,923)
Contract terminations:
    Surrender benefits                            (1,088,998)       (20,239)      (127,660)        (95,486)    (7,336,946)
    Death benefits                                    (2,519)            --           (372)             --        (83,841)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (2,554,987)     5,945,789        847,999      32,365,585     (1,251,759)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   18,606,267             --      5,022,440              --    120,938,469
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $15,861,477     $5,934,507     $6,259,113     $33,100,348   $132,610,874
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            15,010,264             --      4,124,555              --    106,777,854
Contract purchase payments                         1,209,444        673,829      1,282,890       2,963,637      7,816,590
Net transfers(1)                                  (1,720,820)     5,459,991       (265,323)     28,023,593        608,507
Transfers for policy loans                          (179,998)       (12,081)       (45,225)        (51,522)      (853,765)
Policy charges                                      (441,651)       (57,733)      (194,922)       (247,082)    (2,688,367)
Contract terminations:
    Surrender benefits                              (854,409)       (18,700)       (99,786)        (90,733)    (6,101,867)
    Death benefits                                    (1,930)            --           (288)             --        (70,104)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  13,020,900      6,045,306      4,801,901      30,597,893    105,488,848
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    53

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                     FID VIP        FID VIP       FID VIP       FID VIP       FID VIP
                                                    GRO & INC,     MID CAP,       MID CAP,     OVERSEAS,     OVERSEAS,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                SERV CL 2       SERV CL      SERV CL 2      SERV CL      SERV CL 2
 OPERATIONS
Investment income (loss) -- net                    $   182,922   $   (533,618)  $  (392,991)  $ 1,502,253   $   447,558
Net realized gain (loss) on sales of investments       879,865      7,507,412       556,124     1,361,677       643,717
Distributions from capital gains                     1,587,402     24,893,348     7,615,103     4,218,528     1,441,183
Net change in unrealized appreciation or
  depreciation of investments                        1,532,422      5,207,213     4,146,078     2,730,938       847,675
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    4,182,611     37,074,355    11,924,314     9,813,396     3,380,133
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           9,331,775     17,982,415    22,669,530     4,515,947     4,862,729
Net transfers(1)                                    (6,017,488)   (14,029,830)   (4,701,930)    1,647,431    (2,781,433)
Transfers for policy loans                            (444,148)    (3,428,458)     (868,908)     (834,274)     (192,464)
Policy charges                                      (1,583,754)    (6,488,660)   (3,442,007)   (1,414,419)     (779,930)
Contract terminations:
    Surrender benefits                              (1,578,569)   (13,850,913)   (3,002,547)   (2,787,865)     (792,140)
    Death benefits                                      (1,418)      (134,661)       (6,524)       (4,535)       (1,875)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (293,602)   (19,950,107)   10,647,614     1,122,285       314,887
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     36,895,125    262,314,892    77,022,071    60,662,242    20,100,370
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $40,784,134   $279,439,140   $99,593,999   $71,597,923   $23,795,390
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              27,210,094    117,429,551    40,903,380    50,737,544    11,985,211
Contract purchase payments                           6,480,307      7,391,791    11,056,768     3,472,071     2,667,548
Net transfers(1)                                    (4,062,149)    (5,755,986)   (2,139,249)    1,186,983    (1,460,459)
Transfers for policy loans                            (305,310)    (1,399,496)     (421,050)     (633,131)     (105,094)
Policy charges                                      (1,096,375)    (2,656,560)   (1,670,253)   (1,080,606)     (425,765)
Contract terminations:
    Surrender benefits                              (1,090,996)    (5,648,286)   (1,452,690)   (2,121,484)     (429,073)
    Death benefits                                        (916)       (56,646)       (2,937)       (3,608)         (952)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    27,134,655    109,304,368    46,273,969    51,557,769    12,231,416
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 54    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                            ------------------------------------------------------------------------------
                                              FTVIPT FRANK     FTVIPT FRANK       FTVIPT          FTVIPT         GS VIT
                                            GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES   TEMP FOR SEC,      MID CAP
YEAR ENDED DEC. 31, 2007 (CONTINUED)              CL 2             CL 2         SEC, CL 2          CL 2         VAL, INST
 OPERATIONS
Investment income (loss) -- net               $  2,050,827      $  (168,587)   $   118,979     $   891,328    $   (277,758)
Net realized gain (loss) on sales of
  investments                                    1,004,844        1,384,892        125,739       3,083,325       1,716,403
Distributions from capital gains                 9,452,103        4,764,283        747,094       3,783,337      30,532,141
Net change in unrealized appreciation or
  depreciation of investments                  (43,527,368)      (8,225,857)      (709,826)      3,499,353     (28,167,848)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (31,019,594)      (2,245,269)       281,986      11,257,343       3,802,938
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      17,987,523        9,971,222      5,995,756       5,417,562      25,724,069
Net transfers(1)                               (13,599,044)      (4,766,041)     1,487,048      (5,358,595)     (1,326,578)
Transfers for policy loans                      (1,283,001)        (608,734)      (152,705)       (987,681)     (2,256,887)
Policy charges                                  (3,838,965)      (2,037,781)      (805,891)     (1,777,715)     (5,869,525)
Contract terminations:
    Surrender benefits                          (6,484,826)      (3,030,617)      (425,666)     (3,852,507)    (10,081,967)
    Death benefits                                (125,773)          (5,600)          (661)        (10,936)       (152,692)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (7,344,086)        (477,551)     6,097,881      (6,569,872)      6,036,420
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                140,920,449       64,317,363     15,500,208      80,728,290     194,588,995
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $102,556,769      $61,594,543    $21,880,075     $85,415,761    $204,428,353
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          47,652,069       27,835,133     10,526,068      54,981,278      75,766,871
Contract purchase payments                       6,593,616        4,162,508      3,895,566       3,459,026       9,526,001
Net transfers(1)                                (5,703,724)      (2,075,368)       964,937      (3,390,110)       (660,939)
Transfers for policy loans                        (475,402)        (252,677)       (97,191)       (625,348)       (836,410)
Policy charges                                  (1,410,206)        (850,429)      (523,644)     (1,131,674)     (2,174,480)
Contract terminations:
    Surrender benefits                          (2,393,573)      (1,261,688)      (275,946)     (2,441,645)     (3,735,259)
    Death benefits                                 (41,991)          (2,571)          (434)         (7,294)        (57,561)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                44,220,789       27,554,908     14,489,356      50,844,233      77,828,223
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    55

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------
                                             GS VIT STRUCTD   GS VIT STRUCTD    JANUS ASPEN    JANUS ASPEN   JANUS ASPEN
                                               SM CAP EQ,        U.S. EQ,      GLOBAL TECH,     OVERSEAS,       JANUS,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)            INST             INST            SERV           SERV         SERV(2)
 OPERATIONS
Investment income (loss) -- net                $   (64,557)    $     76,886     $   (62,098)  $   (603,422)  $     9,081
Net realized gain (loss) on sales of
  investments                                      259,418        2,944,235          39,048        993,535            --
Distributions from capital gains                 1,013,706        7,375,379              --             --            --
Net change in unrealized appreciation or
  depreciation of investments                   (3,214,312)     (12,763,560)      2,147,465     30,755,698       359,087
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (2,005,745)      (2,367,060)      2,124,415     31,145,811       368,168
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         946,343       13,513,628       1,283,765     11,621,523     2,264,309
Net transfers(1)                                (1,613,542)     (13,708,771)      1,624,891     27,048,198    18,714,052
Transfers for policy loans                         (85,044)        (848,551)       (171,822)    (1,760,215)      (46,574)
Policy charges                                    (319,075)      (2,767,654)       (342,397)    (3,012,006)     (193,416)
Contract terminations:
    Surrender benefits                            (665,260)      (4,466,307)       (617,667)    (5,640,042)      (59,751)
    Death benefits                                      --          (10,973)        (19,208)      (203,029)           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (1,736,578)      (8,288,628)      1,757,562     28,054,429    20,678,620
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 12,859,608      104,382,536      10,192,353    100,490,436            --
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 9,117,285     $ 93,726,848     $14,074,330   $159,690,676   $21,046,788
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           7,434,135       98,747,685      22,804,909     72,265,404            --
Contract purchase payments                         576,934       12,598,394       2,591,307      7,425,177     2,208,312
Net transfers(1)                                  (994,433)     (12,863,986)      3,033,650     17,560,459    18,334,359
Transfers for policy loans                         (52,186)        (780,603)       (343,776)    (1,110,224)      (45,063)
Policy charges                                    (195,451)      (2,579,910)       (688,931)    (1,905,020)     (188,561)
Contract terminations:
    Surrender benefits                            (401,234)      (4,155,976)     (1,246,579)    (3,580,930)      (58,307)
    Death benefits                                      --          (10,843)        (40,554)      (135,600)           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 6,367,765       90,954,761      26,110,026     90,519,266    20,250,740
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 56    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                JANUS ASPEN   LAZARD RETIRE         MFS            MFS           MFS
                                                ENTERPRISE,      INTL EQ,     INV GRO STOCK,     NEW DIS,     UTILITIES,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                SERV           SERV           SERV CL        SERV CL       SERV CL
 OPERATIONS
Investment income (loss) -- net                 $  (124,055)   $   900,901      $  (334,657)   $  (253,749)  $   (23,891)
Net realized gain (loss) on sales of
  investments                                       251,133      2,047,459          795,719        747,979       112,516
Distributions from capital gains                     77,050      9,824,198               --      2,002,084       718,258
Net change in unrealized appreciation or
  depreciation of investments                     2,469,063     (7,387,443)       3,397,716     (2,047,529)    1,753,325
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       2,673,191      5,385,115        3,858,778        448,785     2,560,208
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        1,088,780      6,246,987        4,841,236      3,216,084     2,920,500
Net transfers(1)                                  3,490,058     (6,724,617)      (2,782,697)    (3,045,536)    2,716,904
Transfers for policy loans                         (173,056)      (447,181)        (502,627)      (211,263)     (100,966)
Policy charges                                     (423,555)    (1,527,092)      (1,168,045)      (873,134)     (475,721)
Contract terminations:
    Surrender benefits                           (1,001,958)    (2,913,905)      (2,150,015)    (1,552,303)     (177,804)
    Death benefits                                       --        (15,129)         (21,222)       (28,196)         (328)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    2,980,269     (5,380,937)      (1,783,370)    (2,494,348)    4,882,585
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  12,485,261     56,396,047       39,122,957     27,945,501     7,995,595
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $18,138,721    $56,400,225      $41,198,365    $25,899,938   $15,438,388
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           19,593,222     45,558,102       55,084,368     28,100,366     3,483,713
Contract purchase payments                        1,527,449      4,838,818        6,473,750      3,064,256     1,103,390
Net transfers(1)                                  4,713,095     (5,112,421)      (3,717,330)    (2,927,158)    1,016,085
Transfers for policy loans                         (241,469)      (344,263)        (659,325)      (200,843)      (36,950)
Policy charges                                     (593,585)    (1,180,504)      (1,558,421)      (831,492)     (179,265)
Contract terminations:
    Surrender benefits                           (1,404,415)    (2,247,555)      (2,872,398)    (1,476,297)      (65,874)
    Death benefits                                       --        (11,561)         (29,200)       (27,969)         (130)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 23,594,297     41,500,616       52,721,444     25,700,863     5,320,969
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    57

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                   OPPEN           OPPEN          OPPEN         PIMCO VIT       PIONEER
                                              GLOBAL SEC VA,    MAIN ST SM      STRATEGIC       ALL ASSET,    EQ INC VCT,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)             SERV        CAP VA, SERV   BOND VA, SERV   ADVISOR CL(2)      CL II
 OPERATIONS
Investment income (loss) -- net                 $      777      $  (19,421)    $    92,509     $   714,778     $  144,185
Net realized gain (loss) on sales of
  investments                                       23,248           7,006             728              --        137,535
Distributions from capital gains                   106,835          64,605              --              --        337,608
Net change in unrealized appreciation or
  depreciation of investments                      (29,206)       (191,460)      1,251,829        (335,312)      (786,163)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        101,654        (139,270)      1,345,066         379,466       (166,835)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       1,095,867       1,135,515       6,268,259       1,965,946      2,670,454
Net transfers(1)                                   520,924         829,739      26,617,870      16,426,753        585,567
Transfers for policy loans                         (11,812)         (2,811)       (101,348)        (58,182)       (78,774)
Policy charges                                    (118,481)       (125,184)       (701,234)       (166,971)      (364,184)
Contract terminations:
    Surrender benefits                             (23,618)        (33,368)       (132,172)        (54,633)      (188,008)
    Death benefits                                    (460)             --            (212)             --           (379)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   1,462,420       1,803,891      31,951,163      18,112,913      2,624,676
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,873,122       1,549,048       5,133,111              --      6,928,893
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $3,437,196      $3,213,669     $38,429,340     $18,492,379     $9,386,734
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           1,487,599       1,289,607       4,826,153              --      4,738,268
Contract purchase payments                         828,642         909,066       5,628,135       1,897,930      1,750,347
Net transfers(1)                                   396,893         668,752      23,664,260      15,946,611        369,002
Transfers for policy loans                          (8,762)         (2,374)        (90,020)        (55,824)       (51,947)
Policy charges                                     (89,310)       (100,242)       (628,098)       (160,985)      (238,996)
Contract terminations:
    Surrender benefits                             (17,976)        (26,968)       (117,780)        (52,907)      (123,703)
    Death benefits                                    (340)             --            (194)             --           (259)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 2,596,746       2,737,841      33,282,456      17,574,825      6,442,712
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 58    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                               PIONEER INTL         PUT VT           PUT VT       PUT VT         PUT VT
                                                 VAL VCT,     GLOBAL HLTH CARE,    HI YIELD,     INTL EQ,    INTL NEW OPP,
YEAR ENDED DEC. 31, 2007 (CONTINUED)               CL II            CL IB            CL IB         CL IB         CL IB
 OPERATIONS
Investment income (loss) -- net                 $   (5,448)       $   (3,307)     $ 1,348,600   $  106,370    $   (17,045)
Net realized gain (loss) on sales of
  investments                                       20,033            78,834          (27,468)     225,044      1,009,824
Distributions from capital gains                    11,723                --               --      696,846             --
Net change in unrealized appreciation or
  depreciation of investments                       74,669          (120,204)        (985,085)    (614,557)     1,502,396
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        100,977           (44,677)         336,047      413,703      2,495,175
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         232,402           724,583        1,456,985    1,249,760      1,507,523
Net transfers(1)                                  (100,615)         (480,980)       1,050,049     (662,151)      (181,115)
Transfers for policy loans                          (1,617)          (39,982)        (253,690)     (45,173)      (332,620)
Policy charges                                     (37,844)         (126,710)        (573,495)    (194,459)      (503,844)
Contract terminations:
    Surrender benefits                             (24,094)         (103,815)        (711,941)    (134,336)    (1,229,298)
    Death benefits                                      --                --           (9,273)          --        (22,382)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                      68,232           (26,904)         958,635      213,641       (761,736)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    836,836         2,806,095       19,335,524    5,217,958     20,385,038
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $1,006,045        $2,734,514      $20,630,206   $5,845,302    $22,118,477
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             831,095         2,289,987       13,794,780    3,111,928     21,523,588
Contract purchase payments                         213,555           576,768        1,014,791      697,001      1,450,923
Net transfers(1)                                   (95,922)         (386,975)         719,952     (354,292)      (157,785)
Transfers for policy loans                          (1,511)          (32,138)        (177,946)     (25,158)      (318,698)
Policy charges                                     (34,679)         (100,625)        (399,719)    (108,227)      (483,614)
Contract terminations:
    Surrender benefits                             (22,236)          (81,609)        (495,850)     (74,953)    (1,178,109)
    Death benefits                                      --                --           (6,617)          --        (21,237)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   890,302         2,265,408       14,449,391    3,246,299     20,815,068
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    59

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
                                                 PUT VT         PUT VT         ROYCE
                                                NEW OPP,        VISTA,      MICRO-CAP,       RVS PTNRS VP      RVS PTNRS VP
PERIOD ENDED DEC. 31, 2007 (CONTINUED)            CL IA         CL IB        INVEST CL    FUNDAMENTAL VAL(2)    SELECT VAL
 OPERATIONS
Investment income (loss) -- net               $ (1,396,456)  $  (115,918)  $    655,798       $    11,089        $    433
Net realized gain (loss) on sales of
  investments                                   (4,818,034)      484,606      4,283,753                66            (402)
Distributions from capital gains                        --            --     10,439,690            27,116          26,295
Net change in unrealized appreciation or
  depreciation of investments                   15,939,973        45,453    (11,359,366)         (172,757)        (26,449)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      9,725,483       414,141      4,019,875          (134,486)           (123)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      15,291,219     1,316,124      8,546,593         1,607,570          87,180
Net transfers(1)                               (19,334,142)   (2,098,833)    (6,523,943)       13,299,566          62,377
Transfers for policy loans                      (1,809,099)     (135,209)    (1,805,126)          (32,993)            310
Policy charges                                  (8,359,709)     (365,749)    (3,169,330)         (136,687)        (12,475)
Contract terminations:
    Surrender benefits                         (14,332,368)     (751,081)    (6,898,344)          (43,015)         (9,435)
    Death benefits                                 (40,814)           --       (109,140)               --              --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (28,584,913)   (2,034,748)    (9,959,290)       14,694,441         127,957
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                193,431,276    13,192,844    127,343,442                --         128,894
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $174,571,846   $11,572,237   $121,404,027       $14,559,955        $256,728
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         131,291,630    17,846,450     45,185,958                --         113,549
Contract purchase payments                       9,940,115     1,711,917      2,899,161         1,646,139          71,042
Net transfers(1)                               (12,538,771)   (2,719,569)    (2,224,120)       13,575,626          47,967
Transfers for policy loans                      (1,175,873)     (176,484)      (612,942)          (33,681)            527
Policy charges                                  (5,431,381)     (474,546)    (1,075,230)         (140,131)        (10,192)
Contract terminations:
    Surrender benefits                          (9,280,028)     (971,889)    (2,326,684)          (44,056)         (7,661)
    Death benefits                                 (25,809)           --        (38,656)               --              --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               112,779,883    15,215,879     41,807,487        15,003,897         215,232
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 60    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                RVS PTNRS VP      RVS VP         RVS VP         RVS VP         RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)             SM CAP VAL         BAL         CASH MGMT      DIV BOND      DIV EQ INC
 OPERATIONS
Investment income (loss) -- net                  $     1,704   $  6,552,575   $  4,103,171   $  8,443,107   $  3,184,638
Net realized gain (loss) on sales of
  investments                                         47,218      3,128,622           (350)        (4,038)     1,879,244
Distributions from capital gains                     616,743      7,204,262             --             --      6,045,816
Net change in unrealized appreciation or
  depreciation of investments                     (2,602,203)   (13,677,980)       (24,180)     1,144,761     19,877,773
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (1,936,538)     3,207,479      4,078,641      9,583,830     30,987,471
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         6,333,855     23,396,771     44,863,037     29,011,887     60,762,457
Net transfers(1)                                  10,534,480     (7,248,617)    (7,596,862)    67,437,330     24,660,081
Transfers for policy loans                          (230,781)    (1,404,539)       (83,614)    (1,371,068)    (5,139,397)
Policy charges                                      (901,778)   (19,604,248)   (13,134,220)    (9,904,786)   (13,926,634)
Contract terminations:
    Surrender benefits                              (690,087)   (23,951,229)   (11,194,376)   (10,001,569)   (21,934,825)
    Death benefits                                      (404)      (696,703)       (74,225)      (260,049)      (247,731)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    15,045,285    (29,508,565)    12,779,740     74,911,745     44,173,951
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   18,761,035    338,363,459     96,908,260    183,574,958    426,689,329
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $31,869,782   $312,062,373   $113,766,641   $268,070,533   $501,850,751
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            11,436,720    303,589,446     87,145,723    136,853,030    243,400,152
Contract purchase payments                         3,819,516     20,605,388     39,591,517     21,202,529     32,657,568
Net transfers(1)                                   6,453,194     (6,446,053)    (6,721,608)    49,227,079     13,460,506
Transfers for policy loans                          (137,604)    (1,235,181)       (62,405)      (993,141)    (2,761,530)
Policy charges                                      (542,756)   (17,286,126)   (11,581,448)    (7,255,312)    (7,466,170)
Contract terminations:
    Surrender benefits                              (414,647)   (20,960,493)    (9,841,885)    (7,324,617)   (11,732,293)
    Death benefits                                      (235)      (567,934)       (66,014)      (199,233)      (136,367)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  20,614,188    277,699,047     98,463,880    191,510,335    267,421,866
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    61

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                                 RVS VP
                                                 RVS VP     GLOBAL INFLATION      SEL VP          RVS VP         RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)          GLOBAL BOND       PROT SEC            GRO       HI YIELD BOND     INC OPP
 OPERATIONS
Investment income (loss) -- net               $ 1,563,043      $    60,256     $    114,333    $ 6,711,350    $   198,495
Net realized gain (loss) on sales of
  investments                                      13,637              305          281,336         79,257            196
Distributions from capital gains                       --               --               --             --          1,547
Net change in unrealized appreciation or
  depreciation of investments                   2,343,121          379,568        1,413,524     (6,106,077)      (176,367)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     3,919,801          440,129        1,809,193        684,530         23,871
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      8,347,252        1,554,729       16,743,160     13,552,806      1,484,439
Net transfers(1)                               21,412,979       10,598,056       18,325,303     (3,859,566)     9,705,917
Transfers for policy loans                       (593,295)         (28,507)      (1,044,640)      (885,930)       (23,987)
Policy charges                                 (1,752,696)        (151,546)      (3,070,876)    (3,409,049)      (143,147)
Contract terminations:
    Surrender benefits                         (2,239,786)         (46,166)      (4,435,974)    (4,951,054)       (46,563)
    Death benefits                                (17,429)              --          (44,958)        (8,133)            --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 25,157,025       11,926,566       26,472,015        439,074     10,976,659
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                45,482,035          731,547      101,740,160     95,510,316        524,594
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $74,558,861      $13,098,242     $130,021,368    $96,633,920    $11,525,124
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         30,512,415          721,780      171,986,020     68,954,520        488,593
Contract purchase payments                      5,469,224        1,480,288       27,211,961      9,566,029      1,358,734
Net transfers(1)                               13,920,345       10,094,920       29,921,369     (2,853,421)     8,902,174
Transfers for policy loans                       (387,894)         (26,947)      (1,698,343)      (626,005)       (22,008)
Policy charges                                 (1,147,176)        (144,196)      (4,985,285)    (2,410,353)      (131,007)
Contract terminations:
    Surrender benefits                         (1,465,218)         (44,103)      (7,177,276)    (3,507,425)       (42,820)
    Death benefits                                (11,225)              --          (74,943)        (5,779)            --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               46,890,471       12,081,742      215,183,503     69,117,566     10,553,666
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 62    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------
                                                    RVS VP        SEL VP        RVS VP        RVS VP        RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                DYN EQ      LG CAP VAL   MID CAP GRO   MID CAP VAL     S&P 500
 OPERATIONS
Investment income (loss) -- net                  $  2,461,769    $  2,786    $  (130,542)   $   (5,056)  $   502,296
Net realized gain (loss) on sales of
  investments                                      19,420,365       3,405        107,131        40,349     1,536,846
Distributions from capital gains                    3,681,675      37,189        142,394        64,596       506,883
Net change in unrealized appreciation or
  depreciation of investments                     (11,572,162)    (56,160)     1,633,560       116,518       156,722
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  13,991,647     (12,780)     1,752,543       216,407     2,702,747
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         51,938,442     234,418      2,395,138     1,467,515     7,601,829
Net transfers(1)                                  (51,973,451)     92,142       (581,235)    2,065,328    (2,656,403)
Transfers for policy loans                         (4,342,037)     (2,297)      (170,186)      (40,167)     (595,424)
Policy charges                                    (32,469,147)    (30,089)      (617,125)     (174,566)   (2,074,708)
Contract terminations:
    Surrender benefits                            (44,690,272)    (17,819)      (731,685)      (81,329)   (3,840,779)
    Death benefits                                   (455,068)         --           (240)           --       (10,691)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (81,991,533)    276,355        294,667     3,236,781    (1,576,176)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   624,056,245     249,992     13,862,467     2,244,695    65,894,918
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $556,056,359    $513,567    $15,909,677    $5,697,883   $67,021,489
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            722,723,671     206,384     11,365,575     1,853,667    66,546,361
Contract purchase payments                         58,223,977     188,709      1,799,230     1,113,821     7,375,287
Net transfers(1)                                  (58,218,476)     75,040       (458,062)    1,558,275    (2,544,966)
Transfers for policy loans                         (4,855,838)     (1,808)      (129,611)      (30,185)     (576,556)
Policy charges                                    (36,368,171)    (24,165)      (462,140)     (131,736)   (2,009,960)
Contract terminations:
    Surrender benefits                            (49,803,098)    (14,375)      (542,593)      (61,256)   (3,743,569)
    Death benefits                                   (485,988)         --           (188)           --       (10,262)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  631,216,077     429,785     11,572,211     4,302,586    65,036,335
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    63

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                    RVS VP          SEL VP       THDL VP        THDL VP       THIRD AVE
YEAR ENDED DEC. 31, 2007 (CONTINUED)            SHORT DURATION    SM CAP VAL    EMER MKTS      INTL OPP          VAL
 OPERATIONS
Investment income (loss) -- net                   $ 1,729,135    $  (245,238)  $  (237,619)  $    205,549   $  1,993,546
Net realized gain (loss) on sales of
  investments                                         (74,193)       226,740       879,345     12,273,823      7,117,968
Distributions from capital gains                           --      1,777,904     3,379,046             --      9,852,604
Net change in unrealized appreciation or
  depreciation of investments                         622,646     (3,176,680)   18,569,784     15,733,676    (26,797,669)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         2,277,588     (1,417,274)   22,590,556     28,213,048     (7,833,551)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          7,180,276      3,768,474     9,000,955     16,153,054     10,065,734
Net transfers(1)                                    2,019,865     (6,614,537)    9,191,737    (12,325,223)   (13,803,866)
Transfers for policy loans                           (238,324)      (319,473)   (1,238,152)    (2,950,401)    (1,746,063)
Policy charges                                     (3,055,031)    (1,004,170)   (1,894,696)    (9,856,591)    (3,794,021)
Contract terminations:
    Surrender benefits                             (2,789,910)    (1,583,753)   (3,177,680)   (17,905,417)    (9,775,438)
    Death benefits                                   (346,963)       (36,777)      (40,753)       (88,839)       (84,823)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      2,769,913     (5,790,236)   11,841,411    (26,973,417)   (19,138,477)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    50,474,493     34,637,379    56,476,271    249,332,264    159,857,868
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $55,521,994    $27,429,869   $90,908,238   $250,571,895   $132,885,840
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             41,090,164     23,068,555    26,416,401    247,038,370     58,081,098
Contract purchase payments                          5,709,258      2,474,657     3,660,026     15,011,861      3,567,170
Net transfers(1)                                    1,586,292     (4,371,775)    3,529,959    (11,156,884)    (5,027,938)
Transfers for policy loans                           (187,809)      (209,759)     (487,414)    (2,737,580)      (617,222)
Policy charges                                     (2,434,354)      (659,849)     (763,309)    (9,145,963)    (1,344,070)
Contract terminations:
    Surrender benefits                             (2,216,571)    (1,038,227)   (1,271,880)   (16,596,150)    (3,448,683)
    Death benefits                                   (316,293)       (23,821)      (15,330)       (81,917)       (30,393)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   43,230,687     19,239,781    31,068,453    222,331,737     51,179,962
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 64    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                 VANK LIT        VANK UIF         VANK UIF
                                                COMSTOCK,    GLOBAL REAL EST,   MID CAP GRO,      WANGER         WANGER
PERIOD ENDED DEC. 31, 2007 (CONTINUED)           CL II(2)        CL II(2)         CL II(2)         INTL            USA
 OPERATIONS
Investment income (loss) -- net                $   (24,974)     $   (6,359)       $ (1,153)    $   (173,907)  $ (1,500,428)
Net realized gain (loss) on sales of
  investments                                           --              --             124        2,321,946      3,427,464
Distributions from capital gains                       466             665             381       13,747,363      8,473,515
Net change in unrealized appreciation or
  depreciation of investments                     (511,338)       (282,013)          1,264        9,394,752     (3,319,428)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (535,846)       (287,707)            616       25,290,154      7,081,123
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       1,324,793         413,501          47,213       22,229,858     24,166,362
Net transfers(1)                                10,988,915       4,197,682         900,239        3,559,993    (15,199,163)
Transfers for policy loans                         (25,865)         (7,002)           (564)      (2,415,303)    (1,702,645)
Policy charges                                    (111,817)        (37,405)         (5,292)      (4,753,268)    (4,727,431)
Contract terminations:
    Surrender benefits                             (33,853)        (14,141)            (78)      (7,597,131)    (7,483,670)
    Death benefits                                      --              --              --          (28,683)       (40,986)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  12,142,173       4,552,635         941,518       10,995,466     (4,987,533)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         --              --              --      160,370,835    156,904,811
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $11,606,327      $4,264,928        $942,134     $196,656,455   $158,998,401
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  --              --              --      103,942,527     83,149,165
Contract purchase payments                       1,392,852         444,172          44,025       13,069,323     12,096,248
Net transfers(1)                                11,491,819       4,526,912         828,813        2,198,639     (7,604,420)
Transfers for policy loans                         (27,350)         (7,653)           (545)      (1,417,941)      (849,875)
Policy charges                                    (117,857)        (40,285)         (4,868)      (2,781,562)    (2,364,473)
Contract terminations:
    Surrender benefits                             (35,522)        (15,042)             --       (4,413,719)    (3,729,175)
    Death benefits                                      --              --              --          (16,792)       (20,657)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                12,703,942       4,908,104         867,425      110,580,475     80,676,813
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    65

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------
                                                           WF ADV VT     WF ADV VT     WF ADV      WF ADV VT
YEAR ENDED DEC. 31, 2007 (CONTINUED)                      ASSET ALLOC    INTL CORE     VT OPP     SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                            $   84,089   $  (15,366)  $  (10,698)  $  (60,067)
Net realized gain (loss) on sales of investments               99,014       30,279       67,282       52,759
Distributions from capital gains                               94,892      128,722      538,323    1,054,011
Net change in unrealized appreciation or depreciation of
  investments                                                 104,863       30,911     (390,477)    (366,905)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  382,858      174,546      204,430      679,798
------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  1,239,803      386,996      730,436    1,425,827
Net transfers(1)                                              (46,070)      21,119     (614,341)   1,654,537
Transfers for policy loans                                    (60,397)      (7,623)     (43,935)    (117,121)
Policy charges                                               (298,401)     (66,947)    (146,867)    (233,901)
Contract terminations:
    Surrender benefits                                       (197,282)     (51,275)    (102,389)    (145,344)
    Death benefits                                                 --           --           --           --
------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                637,653      282,270     (177,096)   2,583,998
------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             5,390,029    1,393,475    3,459,394    4,766,247
------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $6,410,540   $1,850,291   $3,486,728   $8,030,043
------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      4,010,579      960,936    2,414,129    3,211,720
Contract purchase payments                                    885,657      245,798      479,582      871,153
Net transfers(1)                                              (24,247)      16,917     (398,960)   1,018,593
Transfers for policy loans                                    (42,552)      (4,756)     (28,373)     (71,462)
Policy charges                                               (212,524)     (42,514)     (96,430)    (142,360)
Contract terminations:
    Surrender benefits                                       (143,608)     (33,728)     (67,415)     (89,657)
    Death benefits                                                 --           --           --           --
------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            4,473,305    1,142,653    2,302,533    4,797,987
------------------------------------------------------------------------------------------------------------




   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life's fixed account.



   (2) For the period June 11, 2007 (commencement of operations) to Dec. 31,
       2007.



See accompanying notes to financial statements.



 66    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION


RiverSource Variable Life Separate Account (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.



The Account is used as a funding vehicle for individual variable life insurance policies issued by RiverSource Life. The following is a list of each variable life insurance product funded through the Account.



RiverSource(R) Single Premium Variable Life Insurance*


RiverSource Succession Select(R) Variable Life Insurance


RiverSource(R) Variable Second-To-Die Life Insurance*


RiverSource(R) Variable Universal Life


RiverSource(R) Variable Universal Life III


RiverSource(R) Variable Universal Life IV


RiverSource(R) Variable Universal Life IV - Estate Series


RiverSource(R) Single Premium Variable Life Insurance Policy (RVS SPVL)*



   * New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.



The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.



SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II            AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II             AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I                  AIM V.I. Dynamics Fund, Series I Shares
AIM VI Fin Serv, Ser I             AIM V.I. Financial Services Fund, Series I Shares
AIM VI Intl Gro, Ser II            AIM V.I. International Growth Fund, Series II Shares(1)
AIM VI Tech, Ser I                 AIM V.I. Technology Fund, Series I Shares
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class
                                     B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class
                                     B)(2)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                   American Century VP International, Class I
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Calvert VS Social Bal              Calvert Variable Series, Inc. Social Balanced Portfolio
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B
CS Commodity Return                Credit Suisse Trust - Commodity Return Strategy Portfolio
CS U.S. Eq Flex III                Credit Suisse Trust - U.S. Equity Flex III Portfolio
                                     (previously Credit Suisse Trust - Mid-Cap Core
                                     Portfolio)
CS U.S. Eq Flex I                  Credit Suisse Trust - U.S. Equity Flex I Portfolio
                                     (previously Credit Suisse Trust - Small Cap Core I
                                     Portfolio)
EV VT Floating-Rate Inc            Eaton Vance VT Floating-Rate Income Fund
EG VA Fundamental Lg Cap, Cl 2     Evergreen VA Fundamental Large Cap Fund - Class 2
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class
  2                                  2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2(3)
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional
                                     Shares
GS VIT Structd Sm Cap Eq, Inst     Goldman Sachs VIT Structured Small Cap Equity
                                     Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity
                                     Fund - Institutional Shares
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service
                                     Shares
Janus Aspen Overseas, Serv         Janus Aspen Series Overseas Portfolio: Service Shares
                                     (previously Janus Aspen Series International Growth
                                     Portfolio: Service Shares)
----------------------------------------------------



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    67

SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------
Janus Aspen Janus, Serv            Janus Aspen Series Janus Portfolio: Service Shares
                                     (previously Janus Aspen Series Large Cap Growth
                                     Portfolio: Service Shares)
Janus Aspen Enterprise, Serv       Janus Aspen Series Enterprise Portfolio: Service Shares
                                     (previously Janus Aspen Series Mid Cap Growth
                                     Portfolio: Service Shares)
Lazard Retire Intl Eq, Serv        Lazard Retirement International Equity Portfolio - Service
                                     Shares(2)
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv      Oppenheimer Strategic Bond Fund/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl    PIMCO VIT All Asset Portfolio, Advisor Share Class
Pioneer Eq Inc VCT, Cl II          Pioneer Equity Income VCT Portfolio - Class II Shares(4)
Pioneer Intl Val VCT, Cl II        Pioneer International Value VCT Portfolio - Class II
                                     Shares(5)
Put VT Global Hlth Care, Cl IB     Putnam VT Global Health Care Fund - Class IB Shares
                                     (previously Putnam VT Health Sciences Fund - Class IB
                                     Shares)
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB         Putnam VT International New Opportunities Fund - Class IB
                                     Shares(1)
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares
Royce Micro-Cap, Invest Cl         Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Disc Asset Alloc, Aggr             RVST Disciplined Asset Allocation Portfolios - Aggressive
Disc Asset Alloc, Conserv          RVST Disciplined Asset Allocation
                                     Portfolios - Conservative
Disc Asset Alloc, Mod              RVST Disciplined Asset Allocation Portfolios - Moderate
Disc Asset Alloc, Mod Aggr         RVST Disciplined Asset Allocation Portfolios - Moderately
                                     Aggressive
Disc Asset Alloc, Mod Conserv      RVST Disciplined Asset Allocation Portfolios - Moderately
                                     Conservative
RVS Ptnrs VP Fundamental Val       RVST RiverSource Partners Variable Portfolio - Fundamental
                                     Value Fund
RVS Ptnrs VP Select Val            RVST RiverSource Partners Variable Portfolio - Select
                                     Value Fund
RVS Ptnrs VP Sm Cap Val            RVST RiverSource Partners Variable Portfolio - Small Cap
                                     Value Fund
RVS VP Bal                         RVST RiverSource Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                   RVST RiverSource Variable Portfolio - Cash Management Fund
RVS VP Div Bond                    RVST RiverSource Variable Portfolio - Diversified Bond
                                     Fund(6)
RVS VP Div Eq Inc                  RVST RiverSource Variable Portfolio - Diversified Equity
                                     Income Fund(4)
RVS VP Global Bond                 RVST RiverSource Variable Portfolio - Global Bond Fund
RVS VP Global Inflation Prot Sec   RVST RiverSource Variable Portfolio - Global Inflation
                                     Protected Securities Fund
Sel VP Gro                         RVST Seligman Variable Portfolio - Growth Fund
                                     (previously RVST RiverSource Variable
                                     Portfolio - Growth Fund)
RVS VP Hi Yield Bond               RVST RiverSource Variable Portfolio - High Yield Bond Fund
RVS VP Inc Opp                     RVST RiverSource Variable Portfolio - Income Opportunities
                                     Fund
RVS VP Dyn Eq                      RVST RiverSource Variable Portfolio - Dynamic Equity Fund
                                     (previously RVST RiverSource Variable Portfolio - Large
                                     Cap Equity Fund)
Sel VP Lg Cap Val                  RVST Seligman Variable Portfolio - Larger-Cap Value Fund
                                     (previously RVST RiverSource Variable Portfolio - Large
                                     Cap Value Fund)
RVS VP Mid Cap Gro                 RVST RiverSource Variable Portfolio - Mid Cap Growth Fund
RVS VP Mid Cap Val                 RVST RiverSource Variable Portfolio - Mid Cap Value Fund
RVS VP S&P 500                     RVST RiverSource Variable Portfolio - S&P 500 Index Fund
RVS VP Short Duration              RVST RiverSource Variable Portfolio - Short Duration U.S.
                                     Government Fund
Sel VP Sm Cap Val                  RVST Seligman Variable Portfolio - Smaller-Cap Value Fund
                                     (previously RVST RiverSource Variable Portfolio - Small
                                     Cap Advantage Fund)
THDL VP Emer Mkts                  RVST Threadneedle Variable Portfolio - Emerging Markets
                                     Fund
THDL VP Intl Opp                   RVST Threadneedle Variable Portfolio - International
                                     Opportunity Fund
Third Ave Val                      Third Avenue Value Portfolio
VanK LIT Comstock, Cl II           Van Kampen Life Investment Trust Comstock Portfolio, Class
                                     II Shares
VanK UIF Global Real Est, Cl II    Van Kampen UIF Global Real Estate Portfolio, Class II
                                     Shares
VanK UIF Mid Cap Gro, Cl II        Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares
Wanger Intl                        Wanger International
Wanger USA                         Wanger USA
WF Adv VT Asset Alloc              Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT Intl Core                Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                      Wells Fargo Advantage VT Opportunity Fund
WF Adv VT Sm Cap Gro               Wells Fargo Advantage VT Small Cap Growth Fund
---------------------------------------------------------------------------------------------




   (1) Effective Feb. 13, 2009, Putman VT International New Opportunities
       Fund - Class IB Shares was substituted with AIM V.I. International Growth Fund, Series II Shares.


   (2) Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).


   (3) Effective Feb. 13, 2009, FTVIPT Templeton Foreign Securities Fund - Class 2 was substituted with Evergreen VA International Equity Fund - Class 2.


   (4) Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
       Portfolio - Diversified Equity Income Fund.


   (5) Pioneer International Value VCT Portfolio - Class II Shares liquidated on April 24, 2009.


   (6) At the close of business on March 7, 2008, RVST RiverSource Variable Portfolio - Core Bond Fund merged into RVST RiverSource Variable Portfolio - Diversified Bond Fund.



 68    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.



RiverSource Life serves as the distributor of the variable life insurance policies.



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


INVESTMENTS IN THE FUNDS


Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.



Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.



In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 was adopted by the Funds effective Jan. 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Where applicable, SFAS 157 codifies fair value related guidance within U.S. generally accepted accounting principles.



Under SFAS 157, the Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:



     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.



     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.



     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.



The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds.



FEDERAL INCOME TAXES


RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.



USE OF ESTIMATES


The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.



3. VARIABLE ACCOUNT EXPENSES


RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.50% or 0.90% of the average daily net assets of each subaccount depending on the product selected.



RiverSource Life also deducts a daily minimum death benefit guarantee risk charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount offered by the RVS SPVL product. This charge compensates RiverSource Life for the risk it assumes by providing a guaranteed minimum death benefit.



4. POLICY CHARGES


A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    69

A policy fee may be deducted each month to reimburse RiverSource Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.



RiverSource Life deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.



Each month RiverSource Life deducts charges for any optional insurance benefits added to the policy by the rider.



Some products may also charge an administrative charge or a death benefit guarantee charge.



Additional information can be found in the applicable product's prospectus.



5. SURRENDER CHARGES


RiverSource Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Such charges are not treated as a separate expense of the subaccounts as they are ultimately deducted from surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual subaccount basis.



6. RELATED PARTY TRANSACTIONS


Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life, in its capacity as investment manager for the RiverSource Variable Series Trust (RVST) funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets on a tiered schedule that ranges from 1.100% to 0.120%.



For certain RVST funds, the management may be adjusted upward or downward by a performance incentive adjustment (PIA). The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. For RVST funds with PIA, the maximum adjustment is 0.08% or 0.12%.



The Funds have a Transfer Agency and Servicing Agreement with RiverSource Service Corporation. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.



The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.



RVST funds have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee on a tiered schedule that ranges from 0.080% to 0.030% of each Fund's average daily net assets for administration and accounting services.



For the period from Jan. 1, 2008 to Dec. 12, 2008, the RVST funds paid custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life. Subsequent to Dec. 12, 2008, assets were transferred to an unaffiliated custodian.



In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.



7. INVESTMENT TRANSACTIONS


The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2008 were as follows:



SUBACCOUNT                       FUND                                                   PURCHASES
--------------------------------------------------------------------------------------------------
                                 AIM V.I. Capital Appreciation Fund, Series I
AIM VI Cap Appr, Ser I           Shares                                               $    445,867
                                 AIM V.I. Capital Appreciation Fund, Series II
AIM VI Cap Appr, Ser II          Shares                                                    617,246
AIM VI Cap Dev, Ser I            AIM V.I. Capital Development Fund, Series I Shares      1,621,318
                                 AIM V.I. Capital Development Fund, Series II
AIM VI Cap Dev, Ser II           Shares                                                    934,243
AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares              4,479,973
AIM VI Dyn, Ser I                AIM V.I. Dynamics Fund, Series I Shares                   234,576
AIM VI Fin Serv, Ser I           AIM V.I. Financial Services Fund, Series I Shares       3,844,514
                                 AIM V.I. International Growth Fund, Series II
AIM VI Intl Gro, Ser II          Shares                                                 35,424,228
AIM VI Tech, Ser I               AIM V.I. Technology Fund, Series I Shares                 403,901
                                 AllianceBernstein VPS Growth and Income Portfolio
AB VPS Gro & Inc, Cl B           (Class B)                                               5,932,983
---------------------------------------------------------



 70    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

SUBACCOUNT                       FUND                                                   PURCHASES
--------------------------------------------------------------------------------------------------
                                 AllianceBernstein VPS International Value
AB VPS Intl Val, Cl B            Portfolio (Class B)                                  $ 48,481,461
                                 AllianceBernstein VPS Large Cap Growth Portfolio
AB VPS Lg Cap Gro, Cl B          (Class B)                                               1,209,025
AC VP Intl, Cl I                 American Century VP International, Class I              4,016,260
AC VP Intl, Cl II                American Century VP International, Class II             1,848,271
AC VP Val, Cl I                  American Century VP Value, Class I                     15,658,594
AC VP Val, Cl II                 American Century VP Value, Class II                     4,458,295
                                 Calvert Variable Series, Inc. Social Balanced
Calvert VS Social Bal            Portfolio                                                 870,293
Col Hi Yield, VS Cl B            Columbia High Yield Fund, Variable Series, Class B      2,128,148
                                 Credit Suisse Trust - Commodity Return Strategy
CS Commodity Return              Portfolio                                              13,330,668
                                 Credit Suisse Trust - U.S. Equity Flex III
CS U.S. Eq Flex III              Portfolio                                                 145,490
CS U.S. Eq Flex I                Credit Suisse Trust - U.S. Equity Flex I Portfolio        304,858
EV VT Floating-Rate Inc          Eaton Vance VT Floating-Rate Income Fund               25,529,137
EG VA Fundamental Lg Cap, Cl 2   Evergreen VA Fundamental Large Cap Fund - Class 2       3,249,675
                                 Fidelity(R) VIP Contrafund(R) Portfolio Service
Fid VIP Contrafund, Serv Cl 2    Class 2                                               121,495,251
                                 Fidelity(R) VIP Growth & Income Portfolio Service
Fid VIP Gro & Inc, Serv Cl       Class                                                  12,917,552
                                 Fidelity(R) VIP Growth & Income Portfolio Service
Fid VIP Gro & Inc, Serv Cl 2     Class 2                                                 5,346,944
Fid VIP Mid Cap, Serv Cl         Fidelity(R) VIP Mid Cap Portfolio Service Class        41,949,702
Fid VIP Mid Cap, Serv Cl 2       Fidelity(R) VIP Mid Cap Portfolio Service Class 2      23,117,004
Fid VIP Overseas, Serv Cl        Fidelity(R) VIP Overseas Portfolio Service Class        8,273,631
Fid VIP Overseas, Serv Cl 2      Fidelity(R) VIP Overseas Portfolio Service Class 2      3,581,712
FTVIPT Frank Global Real Est,    FTVIPT Franklin Global Real Estate Securities
  Cl 2                           Fund - Class 2                                         21,326,243
                                 FTVIPT Franklin Small Cap Value Securities
FTVIPT Frank Sm Cap Val, Cl 2    Fund - Class 2                                          4,997,006
FTVIPT Mutual Shares Sec, Cl 2   FTVIPT Mutual Shares Securities Fund - Class 2          3,888,109
FTVIPT Temp For Sec, Cl 2        FTVIPT Templeton Foreign Securities Fund - Class 2      7,073,283
                                 Goldman Sachs VIT Mid Cap Value
GS VIT Mid Cap Val, Inst         Fund - Institutional Shares                             6,341,405
                                 Goldman Sachs VIT Structured Small Cap Equity
GS VIT Structd Sm Cap Eq, Inst   Fund - Institutional Shares                               285,305
                                 Goldman Sachs VIT Structured U.S. Equity
GS VIT Structd U.S. Eq, Inst     Fund - Institutional Shares                             1,552,889
                                 Janus Aspen Series Global Technology Portfolio:
Janus Aspen Global Tech, Serv    Service Shares                                            722,981
                                 Janus Aspen Series Overseas Portfolio: Service
Janus Aspen Overseas, Serv       Shares                                                 23,991,727
Janus Aspen Janus, Serv          Janus Aspen Series Janus Portfolio: Service Shares     74,465,002
                                 Janus Aspen Series Enterprise Portfolio: Service
Janus Aspen Enterprise, Serv     Shares                                                  2,494,019
                                 Lazard Retirement International Equity
Lazard Retire Intl Eq, Serv      Portfolio - Service Shares                                722,501
                                 MFS(R) Investors Growth Stock Series - Service
MFS Inv Gro Stock, Serv Cl       Class                                                   2,375,337
MFS New Dis, Serv Cl             MFS(R) New Discovery Series - Service Class             4,568,306
MFS Utilities, Serv Cl           MFS(R) Utilities Series - Service Class                10,599,322
                                 Oppenheimer Global Securities Fund/VA, Service
Oppen Global Sec VA, Serv        Shares                                                  1,916,879
                                 Oppenheimer Main Street Small Cap Fund/VA, Service
Oppen Main St Sm Cap VA, Serv    Shares                                                  2,339,292
Oppen Strategic Bond VA, Serv    Oppenheimer Strategic Bond Fund/VA, Service Shares    112,056,583
PIMCO VIT All Asset, Advisor Cl  PIMCO VIT All Asset Portfolio, Advisor Share Class     72,499,870
                                 Pioneer Equity Income VCT Portfolio - Class II
Pioneer Eq Inc VCT, Cl II        Shares                                                  1,253,900
                                 Pioneer International Value VCT Portfolio - Class
Pioneer Intl Val VCT, Cl II      II Shares                                                 209,670
                                 Putnam VT Global Health Care Fund - Class IB
Put VT Global Hlth Care, Cl IB   Shares                                                  1,041,212
Put VT Hi Yield, Cl IB           Putnam VT High Yield Fund - Class IB Shares             1,701,752
                                 Putnam VT International Equity Fund - Class IB
Put VT Intl Eq, Cl IB            Shares                                                  1,268,942
                                 Putnam VT International New Opportunities
Put VT Intl New Opp, Cl IB       Fund - Class IB Shares                                    310,893
Put VT New Opp, Cl IA            Putnam VT New Opportunities Fund - Class IA Shares      1,068,579
Put VT Vista, Cl IB              Putnam VT Vista Fund - Class IB Shares                    264,660
                                 Royce Capital Fund - Micro-Cap Portfolio,
Royce Micro-Cap, Invest Cl       Investment Class                                       11,274,360
                                 RVST Disciplined Asset Allocation
Disc Asset Alloc, Aggr           Portfolios - Aggressive                                 3,568,722
                                 RVST Disciplined Asset Allocation
Disc Asset Alloc, Conserv        Portfolios - Conservative                               1,784,334
                                 RVST Disciplined Asset Allocation
Disc Asset Alloc, Mod            Portfolios - Moderate                                   8,729,541
                                 RVST Disciplined Asset Allocation
Disc Asset Alloc, Mod Aggr       Portfolios - Moderately Aggressive                      8,752,570
                                 RVST Disciplined Asset Allocation
Disc Asset Alloc, Mod Conserv    Portfolios - Moderately Conservative                    3,893,055
                                 RVST RiverSource Partners Variable
RVS Ptnrs VP Fundamental Val     Portfolio - Fundamental Value Fund                     52,062,960
                                 RVST RiverSource Partners Variable
RVS Ptnrs VP Select Val          Portfolio - Select Value Fund                             408,589
                                 RVST RiverSource Partners Variable
RVS Ptnrs VP Sm Cap Val          Portfolio - Small Cap Value Fund                       47,706,951
                                 RVST RiverSource Variable Portfolio - Balanced
RVS VP Bal                       Fund                                                   19,732,826
                                 RVST RiverSource Variable Portfolio - Cash
RVS VP Cash Mgmt                 Management Fund                                        42,210,902
                                 RVST RiverSource Variable Portfolio - Diversified
RVS VP Div Bond                  Bond Fund                                              84,110,325
                                 RVST RiverSource Variable Portfolio - Diversified
RVS VP Div Eq Inc                Equity Income Fund                                     72,490,789
                                 RVST RiverSource Variable Portfolio - Global Bond
RVS VP Global Bond               Fund                                                   41,806,689
RVS VP Global Inflation Prot     RVST RiverSource Variable Portfolio - Global
  Sec                            Inflation Protected Securities Fund                    55,428,022
Sel VP Gro                       RVST Seligman Variable Portfolio - Growth Fund         29,270,850
                                 RVST RiverSource Variable Portfolio - High Yield
RVS VP Hi Yield Bond             Bond Fund                                                 771,956
                                 RVST RiverSource Variable Portfolio - Income
RVS VP Inc Opp                   Opportunities Fund                                     37,563,803
                                 RVST RiverSource Variable Portfolio - Dynamic
RVS VP Dyn Eq                    Equity Fund                                            49,648,566
---------------------------------------------------------



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    71

SUBACCOUNT                       FUND                                                   PURCHASES
--------------------------------------------------------------------------------------------------
                                 RVST Seligman Variable Portfolio - Larger-Cap
Sel VP Lg Cap Val                Value Fund                                           $    428,077
                                 RVST RiverSource Variable Portfolio - Mid Cap
RVS VP Mid Cap Gro               Growth Fund                                               683,168
                                 RVST RiverSource Variable Portfolio - Mid Cap
RVS VP Mid Cap Val               Value Fund                                              6,562,971
                                 RVST RiverSource Variable Portfolio - S&P 500
RVS VP S&P 500                   Index Fund                                              3,459,493
                                 RVST RiverSource Variable Portfolio - Short
RVS VP Short Duration            Duration U.S. Government Fund                          10,409,780
                                 RVST Seligman Variable Portfolio - Smaller-Cap
Sel VP Sm Cap Val                Value Fund                                              2,822,707
                                 RVST Threadneedle Variable Portfolio - Emerging
THDL VP Emer Mkts                Markets Fund                                           44,723,891
                                 RVST Threadneedle Variable
THDL VP Intl Opp                 Portfolio - International Opportunity Fund              4,522,927
Third Ave Val                    Third Avenue Value Portfolio                           14,998,154
                                 Van Kampen Life Investment Trust Comstock
VanK LIT Comstock, Cl II         Portfolio, Class II Shares                             41,673,923
                                 Van Kampen UIF Global Real Estate Portfolio, Class
VanK UIF Global Real Est, Cl II  II Shares                                              25,628,859
                                 Van Kampen UIF Mid Cap Growth Portfolio, Class II
VanK UIF Mid Cap Gro, Cl II      Shares                                                  3,906,707
Wanger Intl                      Wanger International                                   38,995,287
Wanger USA                       Wanger USA                                             20,171,506
WF Adv VT Asset Alloc            Wells Fargo Advantage VT Asset Allocation Fund          1,393,333
WF Adv VT Intl Core              Wells Fargo Advantage VT International Core Fund          514,737
WF Adv VT Opp                    Wells Fargo Advantage VT Opportunity Fund               1,162,551
WF Adv VT Sm Cap Gro             Wells Fargo Advantage VT Small Cap Growth Fund          4,673,410
--------------------------------------------------------------------------------------------------




8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS


The following is a summary of accumulation unit values at Dec. 31, 2008:




                                             AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                            CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,          CORE EQ,
PRICE LEVEL                                   SER I            SER II             SER I            SER II             SER I
                                        ----------------------------------------------------------------------------------------
0.65%                                         $  --             $  --             $  --             $  --             $  --
0.90%                                          0.49              0.78              0.79              0.83              1.36
--------------------------------------------------------------------------------------------------------------------------------

                                             AIM VI            AIM VI            AIM VI            AIM VI            AB VPS
                                              DYN,            FIN SERV,         INTL GRO,           TECH,          GRO & INC,
PRICE LEVEL                                   SER I             SER I            SER II             SER I             CL B
                                        ----------------------------------------------------------------------------------------
0.65%                                         $  --             $  --             $  --             $  --             $  --
0.90%                                          0.87              0.43              0.61              0.67              0.83
--------------------------------------------------------------------------------------------------------------------------------


                                             AB VPS            AB VPS             AC VP             AC VP             AC VP
                                            INTL VAL,        LG CAP GRO,          INTL,             INTL,             VAL,
PRICE LEVEL                                   CL B              CL B              CL I              CL II             CL I
                                        ----------------------------------------------------------------------------------------
0.65%                                         $  --             $  --             $  --             $  --             $  --
0.90%                                          1.10              0.63              0.63              1.00              1.21
--------------------------------------------------------------------------------------------------------------------------------


                                              AC VP            CALVERT           COL HI              CS                CS
                                              VAL,               VS             YIELD, VS         COMMODITY          U.S. EQ
PRICE LEVEL                                   CL II          SOCIAL BAL           CL B             RETURN           FLEX III
                                        ----------------------------------------------------------------------------------------
0.65%                                         $  --             $  --             $  --             $  --             $  --
0.90%                                          1.03              0.77              0.80              0.74              0.66
--------------------------------------------------------------------------------------------------------------------------------


                                               CS               EV VT             EG VA            FID VIP           FID VIP
                                             U.S. EQ        FLOATING-RATE      FUNDAMENTAL       CONTRAFUND,       GRO & INC,
PRICE LEVEL                                  FLEX I              INC          LG CAP, CL 2        SERV CL 2          SERV CL
                                        ----------------------------------------------------------------------------------------
0.65%                                         $  --             $  --             $  --             $  --             $  --
0.90%                                          0.79              0.71              0.87              0.61              0.73
--------------------------------------------------------------------------------------------------------------------------------


                                             FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                           GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
PRICE LEVEL                                 SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                        ----------------------------------------------------------------------------------------
0.65%                                         $  --             $  --             $  --             $  --             $  --
0.90%                                          0.87              1.53              1.29              0.77              1.08
--------------------------------------------------------------------------------------------------------------------------------


                                          FTVIPT FRANK      FTVIPT FRANK         FTVIPT            FTVIPT            GS VIT
                                        GLOBAL REAL EST,     SM CAP VAL,      MUTUAL SHARES     TEMP FOR SEC,        MID CAP
PRICE LEVEL                                   CL 2              CL 2            SEC, CL 2           CL 2            VAL, INST
                                        ----------------------------------------------------------------------------------------
0.65%                                         $  --             $  --             $  --             $  --             $  --
0.90%                                          1.32              1.48              0.94              0.99              1.64
--------------------------------------------------------------------------------------------------------------------------------





 72    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                         GS VIT STRUCTD    GS VIT STRUCTD      JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                           SM CAP EQ,         U.S. EQ,        GLOBAL TECH,        OVERSEAS,          JANUS,
PRICE LEVEL                                   INST              INST              SERV              SERV              SERV
                                        ----------------------------------------------------------------------------------------
0.65%                                         $  --             $  --             $  --             $  --             $  --
0.90%                                          0.94              0.64              0.30              0.84              0.62
--------------------------------------------------------------------------------------------------------------------------------


                                           JANUS ASPEN      LAZARD RETIRE          MFS               MFS               MFS
                                           ENTERPRISE,        INTL EQ,       INV GRO STOCK,       NEW DIS,         UTILITIES,
PRICE LEVEL                                   SERV              SERV             SERV CL           SERV CL           SERV CL
                                        ----------------------------------------------------------------------------------------
0.65%                                         $  --             $  --             $  --             $  --             $  --
0.90%                                          0.43              0.85              0.49              0.60              1.79
--------------------------------------------------------------------------------------------------------------------------------


                                              OPPEN             OPPEN             OPPEN           PIMCO VIT          PIONEER
                                         GLOBAL SEC VA,      MAIN ST SM         STRATEGIC        ALL ASSET,        EQ INC VCT,
PRICE LEVEL                                   SERV          CAP VA, SERV      BOND VA, SERV      ADVISOR CL           CL II
                                        ----------------------------------------------------------------------------------------
0.65%                                         $  --             $  --             $  --             $  --             $  --
0.90%                                          0.78              0.72              0.98              0.88              1.00
--------------------------------------------------------------------------------------------------------------------------------


                                                               PUT VT
                                          PIONEER INTL       GLOBAL HLTH         PUT VT            PUT VT            PUT VT
                                            VAL VCT,            CARE,           HI YIELD,         INTL EQ,          INTL NEW
PRICE LEVEL                                   CL II             CL IB             CL IB             CL IB          OPP, CL IB
                                        ----------------------------------------------------------------------------------------
0.65%                                         $  --             $  --             $  --             $  --             $  --
0.90%                                          0.61              0.99              1.05              1.00              0.61
--------------------------------------------------------------------------------------------------------------------------------


                                             PUT VT            PUT VT             ROYCE             DISC              DISC
                                            NEW OPP,           VISTA,          MICRO-CAP,       ASSET ALLOC,      ASSET ALLOC,
PRICE LEVEL                                   CL IA             CL IB           INVEST CL           AGGR             CONSERV
                                        ----------------------------------------------------------------------------------------
0.65%                                         $  --             $  --             $  --             $  --             $  --
0.90%                                          0.94              0.41              1.63              0.71              0.84
--------------------------------------------------------------------------------------------------------------------------------


                                           DISC ASSET        DISC ASSET        DISC ASSET
                                             ALLOC,            ALLOC,            ALLOC,         RVS PTNRS VP      RVS PTNRS VP
PRICE LEVEL                                    MOD            MOD AGGR         MOD CONSERV     FUNDAMENTAL VAL     SELECT VAL
                                        ----------------------------------------------------------------------------------------
0.65%                                         $  --             $  --             $  --             $  --             $  --
0.90%                                          0.76              0.73              0.79              0.59              0.75
--------------------------------------------------------------------------------------------------------------------------------


                                          RVS PTNRS VP         RVS VP            RVS VP            RVS VP            RVS VP
PRICE LEVEL                                SM CAP VAL            BAL            CASH MGMT         DIV BOND         DIV EQ INC
                                        ----------------------------------------------------------------------------------------
0.65%                                         $  --             $0.89             $1.12             $1.06             $  --
0.90%                                          1.05              0.78              1.17              1.30              1.11
--------------------------------------------------------------------------------------------------------------------------------


                                                            RVS VP GLOBAL
                                             RVS VP           INFLATION            SEL             RVS VP            RVS VP
PRICE LEVEL                                GLOBAL BOND        PROT SEC           VP GRO         HI YIELD BOND        INC OPP
                                        ----------------------------------------------------------------------------------------
0.65%                                         $  --             $  --             $  --             $  --             $  --
0.90%                                          1.57              1.08              0.33              1.04              0.88
--------------------------------------------------------------------------------------------------------------------------------


                                             RVS VP            SEL VP            RVS VP            RVS VP            RVS VP
PRICE LEVEL                                  DYN EQ          LG CAP VAL        MID CAP GRO       MID CAP VAL         S&P 500
                                        ----------------------------------------------------------------------------------------
0.65%                                         $0.76             $  --             $  --             $  --             $  --
0.90%                                          0.50              0.72              0.75              0.72              0.64
--------------------------------------------------------------------------------------------------------------------------------


                                             RVS VP            SEL VP            THDL VP           THDL VP            THIRD
PRICE LEVEL                              SHORT DURATION      SM CAP VAL         EMER MKTS         INTL OPP           AVE VAL
                                        ----------------------------------------------------------------------------------------
0.65%                                         $1.06             $  --             $  --             $  --             $  --
0.90%                                          1.24              0.87              1.34              0.67              1.45
--------------------------------------------------------------------------------------------------------------------------------


                                            VANK LIT          VANK UIF          VANK UIF
                                            COMSTOCK,        GLOBAL REAL         MID CAP
PRICE LEVEL                                   CL II          EST, CL II        GRO, CL II        WANGER INTL       WANGER USA
                                        ----------------------------------------------------------------------------------------
0.65%                                         $  --             $  --             $  --             $  --             $  --
0.90%                                          0.58              0.48              0.57              0.96              1.18
--------------------------------------------------------------------------------------------------------------------------------


                                                               WF ADV            WF ADV                              WF ADV
                                                              VT ASSET           VT INTL           WF ADV             VT SM
PRICE LEVEL                                                     ALLOC             CORE             VT OPP            CAP GRO
                                                          ----------------------------------------------------------------------
0.65%                                                           $  --             $  --             $  --             $  --
0.90%                                                            1.01              0.91              0.90              0.97
--------------------------------------------------------------------------------------------------------------------------------





                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    73

The following is a summary of units outstanding at Dec. 31, 2008:




                                             AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                            CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,          CORE EQ,
PRICE LEVEL                                   SER I            SER II             SER I            SER II             SER I
                                        ----------------------------------------------------------------------------------------
0.65%                                               --                --                --                --                --
0.90%                                       26,040,801         8,551,914         8,728,641         3,153,705       108,878,028
--------------------------------------------------------------------------------------------------------------------------------
Total                                       26,040,801         8,551,914         8,728,641         3,153,705       108,878,028
--------------------------------------------------------------------------------------------------------------------------------


                                             AIM VI            AIM VI            AIM VI            AIM VI            AB VPS
                                              DYN,            FIN SERV,         INTL GRO,           TECH,          GRO & INC,
PRICE LEVEL                                   SER I             SER I            SER II             SER I             CL B
                                        ----------------------------------------------------------------------------------------
0.65%                                               --                --                --                --                --
0.90%                                          714,060         5,025,965        50,901,864         1,330,090        16,010,037
--------------------------------------------------------------------------------------------------------------------------------
Total                                          714,060         5,025,965        50,901,864         1,330,090        16,010,037
--------------------------------------------------------------------------------------------------------------------------------


                                             AB VPS            AB VPS             AC VP             AC VP             AC VP
                                            INTL VAL,        LG CAP GRO,          INTL,             INTL,             VAL,
PRICE LEVEL                                   CL B              CL B              CL I              CL II             CL I
                                        ----------------------------------------------------------------------------------------
0.65%                                               --                --                --                --                --
0.90%                                       60,384,115         1,475,293        30,010,174         6,360,221        51,495,837
--------------------------------------------------------------------------------------------------------------------------------
Total                                       60,384,115         1,475,293        30,010,174         6,360,221        51,495,837
--------------------------------------------------------------------------------------------------------------------------------


                                              AC VP            CALVERT           COL HI                                CS
                                              VAL,               VS             YIELD, VS            CS              U.S. EQ
PRICE LEVEL                                   CL II          SOCIAL BAL           CL B        COMMODITY RETURN      FLEX III
                                        ----------------------------------------------------------------------------------------
0.65%                                               --                --                --                --                --
0.90%                                       15,668,226         7,609,897         3,270,083         9,269,265         2,596,760
--------------------------------------------------------------------------------------------------------------------------------
Total                                       15,668,226         7,609,897         3,270,083         9,269,265         2,596,760
--------------------------------------------------------------------------------------------------------------------------------


                                               CS               EV VT             EG VA            FID VIP           FID VIP
                                             U.S. EQ        FLOATING-RATE      FUNDAMENTAL       CONTRAFUND,       GRO & INC,
PRICE LEVEL                                  FLEX I              INC          LG CAP, CL 2        SERV CL 2          SERV CL
                                        ----------------------------------------------------------------------------------------
0.65%                                               --                --                --                --                --
0.90%                                       10,135,611        29,685,177         7,071,254       153,177,587        79,158,965
--------------------------------------------------------------------------------------------------------------------------------
Total                                       10,135,611        29,685,177         7,071,254       153,177,587        79,158,965
--------------------------------------------------------------------------------------------------------------------------------


                                             FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                           GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
PRICE LEVEL                                 SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                        ----------------------------------------------------------------------------------------
0.65%                                               --                --                --                --                --
0.90%                                       23,149,249        91,782,478        48,529,928        37,532,245        10,565,619
--------------------------------------------------------------------------------------------------------------------------------
Total                                       23,149,249        91,782,478        48,529,928        37,532,245        10,565,619
--------------------------------------------------------------------------------------------------------------------------------


                                          FTVIPT FRANK      FTVIPT FRANK         FTVIPT            FTVIPT            GS VIT
                                        GLOBAL REAL EST,     SM CAP VAL,      MUTUAL SHARES     TEMP FOR SEC,        MID CAP
PRICE LEVEL                                   CL 2              CL 2            SEC, CL 2           CL 2            VAL, INST
                                        ----------------------------------------------------------------------------------------
0.65%                                               --                --                --                --                --
0.90%                                       31,692,947        21,084,743        14,083,383        34,837,486        65,877,813
--------------------------------------------------------------------------------------------------------------------------------
Total                                       31,692,947        21,084,743        14,083,383        34,837,486        65,877,813
--------------------------------------------------------------------------------------------------------------------------------


                                         GS VIT STRUCTD    GS VIT STRUCTD      JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                           SM CAP EQ,         U.S. EQ,        GLOBAL TECH,        OVERSEAS,          JANUS,
PRICE LEVEL                                   INST              INST              SERV              SERV              SERV
                                        ----------------------------------------------------------------------------------------
0.65%                                               --                --                --                --                --
0.90%                                        4,941,035        57,899,357        21,385,069        77,280,059       106,794,109
--------------------------------------------------------------------------------------------------------------------------------
Total                                        4,941,035        57,899,357        21,385,069        77,280,059       106,794,109
--------------------------------------------------------------------------------------------------------------------------------


                                           JANUS ASPEN      LAZARD RETIRE          MFS               MFS               MFS
                                           ENTERPRISE,        INTL EQ,       INV GRO STOCK,       NEW DIS,         UTILITIES,
PRICE LEVEL                                   SERV              SERV             SERV CL           SERV CL           SERV CL
                                        ----------------------------------------------------------------------------------------
0.65%                                               --                --                --                --                --
0.90%                                       21,924,158        28,891,126        41,404,379        20,640,185         7,679,430
--------------------------------------------------------------------------------------------------------------------------------
Total                                       21,924,158        28,891,126        41,404,379        20,640,185         7,679,430
--------------------------------------------------------------------------------------------------------------------------------





 74    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                              OPPEN             OPPEN                             PIMCO VIT          PIONEER
                                         GLOBAL SEC VA,      MAIN ST SM      OPPEN STRATEGIC     ALL ASSET,        EQ INC VCT,
PRICE LEVEL                                   SERV          CAP VA, SERV      BOND VA, SERV      ADVISOR CL           CL II
                                        ----------------------------------------------------------------------------------------
0.65%                                               --                --                --                --                --
0.90%                                        3,352,026         4,374,781       117,871,541        79,807,342         5,043,456
--------------------------------------------------------------------------------------------------------------------------------
Total                                        3,352,026         4,374,781       117,871,541        79,807,342         5,043,456
--------------------------------------------------------------------------------------------------------------------------------


                                                               PUT VT
                                          PIONEER INTL       GLOBAL HLTH         PUT VT            PUT VT            PUT VT
                                            VAL VCT,            CARE,           HI YIELD,         INTL EQ,        INTL NEW OPP,
PRICE LEVEL                                   CL II             CL IB             CL IB             CL IB             CL IB
                                        ----------------------------------------------------------------------------------------
0.65%                                               --                --                --                --                --
0.90%                                          753,266         2,745,242         8,944,585         2,360,957        15,400,922
--------------------------------------------------------------------------------------------------------------------------------
Total                                          753,266         2,745,242         8,944,585         2,360,957        15,400,922
--------------------------------------------------------------------------------------------------------------------------------


                                             PUT VT            PUT VT             ROYCE             DISC              DISC
                                            NEW OPP,           VISTA,          MICRO-CAP,       ASSET ALLOC,      ASSET ALLOC,
PRICE LEVEL                                   CL IA             CL IB           INVEST CL           AGGR             CONSERV
                                        ----------------------------------------------------------------------------------------
0.65%                                               --                --                --                --                --
0.90%                                       88,749,886        12,397,235        31,755,955         3,937,486         1,717,079
--------------------------------------------------------------------------------------------------------------------------------
Total                                       88,749,886        12,397,235        31,755,955         3,937,486         1,717,079
--------------------------------------------------------------------------------------------------------------------------------


                                           DISC ASSET        DISC ASSET        DISC ASSET
                                             ALLOC,            ALLOC,            ALLOC,         RVS PTNRS VP      RVS PTNRS VP
PRICE LEVEL                                    MOD            MOD AGGR         MOD CONSERV     FUNDAMENTAL VAL     SELECT VAL
                                        ----------------------------------------------------------------------------------------
0.65%                                               --                --                --                --                --
0.90%                                        8,835,885         8,965,262         3,397,890        76,989,175           492,332
--------------------------------------------------------------------------------------------------------------------------------
Total                                        8,835,885         8,965,262         3,397,890        76,989,175           492,332
--------------------------------------------------------------------------------------------------------------------------------


                                          RVS PTNRS VP         RVS VP            RVS VP            RVS VP            RVS VP
PRICE LEVEL                                SM CAP VAL            BAL            CASH MGMT         DIV BOND         DIV EQ INC
                                        ----------------------------------------------------------------------------------------
0.65%                                               --         8,644,454           850,758         1,876,815                --
0.90%                                       53,130,150       205,661,668       107,748,790       219,411,716       268,901,866
--------------------------------------------------------------------------------------------------------------------------------
Total                                       53,130,150       214,306,122       108,599,548       221,288,531       268,901,866
--------------------------------------------------------------------------------------------------------------------------------


                                                               RVS VP
                                             RVS VP       GLOBAL INFLATION       SEL VP            RVS VP            RVS VP
PRICE LEVEL                                GLOBAL BOND        PROT SEC             GRO          HI YIELD BOND        INC OPP
                                        ----------------------------------------------------------------------------------------
0.65%                                               --                --                --                --                --
0.90%                                       60,052,009        48,769,469       268,526,976        45,491,141        41,257,852
--------------------------------------------------------------------------------------------------------------------------------
Total                                       60,052,009        48,769,469       268,526,976        45,491,141        41,257,852
--------------------------------------------------------------------------------------------------------------------------------


                                             RVS VP            SEL VP            RVS VP            RVS VP            RVS VP
PRICE LEVEL                                  DYN EQ          LG CAP VAL        MID CAP GRO       MID CAP VAL         S&P 500
                                        ----------------------------------------------------------------------------------------
0.65%                                        3,069,166                --                --                --                --
0.90%                                      491,201,575           706,705         9,320,632         8,371,301        54,578,255
--------------------------------------------------------------------------------------------------------------------------------
Total                                      494,270,741           706,705         9,320,632         8,371,301        54,578,255
--------------------------------------------------------------------------------------------------------------------------------


                                             RVS VP            SEL VP            THDL VP           THDL VP          THIRD AVE
PRICE LEVEL                              SHORT DURATION      SM CAP VAL         EMER MKTS         INTL OPP             VAL
                                        ----------------------------------------------------------------------------------------
0.65%                                        1,013,107                --                --                --                --
0.90%                                       40,032,721        13,842,962        45,673,187       167,807,599        35,765,265
--------------------------------------------------------------------------------------------------------------------------------
Total                                       41,045,828        13,842,962        45,673,187       167,807,599        35,765,265
--------------------------------------------------------------------------------------------------------------------------------


                                            VANK LIT          VANK UIF          VANK UIF
                                            COMSTOCK,     GLOBAL REAL EST,    MID CAP GRO,         WANGER            WANGER
PRICE LEVEL                                   CL II             CL II             CL II             INTL               USA
                                        ----------------------------------------------------------------------------------------
0.65%                                               --                --                --                --                --
0.90%                                       63,396,878        39,823,535         3,367,468       113,595,602        73,536,253
--------------------------------------------------------------------------------------------------------------------------------
Total                                       63,396,878        39,823,535         3,367,468       113,595,602        73,536,253
--------------------------------------------------------------------------------------------------------------------------------


                                                              WF ADV VT         WF ADV VT          WF ADV           WF ADV VT
PRICE LEVEL                                                  ASSET ALLOC        INTL CORE          VT OPP          SM CAP GRO
                                                          ----------------------------------------------------------------------
0.65%                                                                 --                --                --                --
0.90%                                                          3,655,209         1,052,037         2,051,224         5,442,008
--------------------------------------------------------------------------------------------------------------------------------
Total                                                          3,655,209         1,052,037         2,051,224         5,442,008
--------------------------------------------------------------------------------------------------------------------------------





                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    75

The following is a summary of net assets at Dec. 31, 2008:




                                             AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                            CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,          CORE EQ,
PRICE LEVEL                                   SER I            SER II             SER I            SER II             SER I
                                        ----------------------------------------------------------------------------------------
0.65%                                     $         --      $         --      $         --      $         --      $         --
0.90%                                       12,692,636         6,693,259         6,897,074         2,631,017       147,769,822
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $ 12,692,636      $  6,693,259      $  6,897,074      $  2,631,017      $147,769,822
--------------------------------------------------------------------------------------------------------------------------------


                                             AIM VI            AIM VI            AIM VI            AIM VI            AB VPS
                                              DYN,            FIN SERV,         INTL GRO,           TECH,          GRO & INC,
PRICE LEVEL                                   SER I             SER I            SER II             SER I             CL B
                                        ----------------------------------------------------------------------------------------
0.65%                                     $         --      $         --      $         --      $         --      $         --
0.90%                                          620,190         2,181,470        31,119,084           888,669        13,260,664
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $    620,190      $  2,181,470      $ 31,119,084      $    888,669      $ 13,260,664
--------------------------------------------------------------------------------------------------------------------------------


                                             AB VPS            AB VPS             AC VP             AC VP             AC VP
                                            INTL VAL,        LG CAP GRO,          INTL,             INTL,             VAL,
PRICE LEVEL                                   CL B              CL B              CL I              CL II             CL I
                                        ----------------------------------------------------------------------------------------
0.65%                                     $         --      $         --      $         --      $         --      $         --
0.90%                                       66,302,312           936,455        18,834,892         6,389,939        62,260,053
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $ 66,302,312      $    936,455      $ 18,834,892      $  6,389,939      $ 62,260,053
--------------------------------------------------------------------------------------------------------------------------------


                                              AC VP            CALVERT           COL HI              CS                CS
                                              VAL,               VS             YIELD, VS         COMMODITY          U.S. EQ
PRICE LEVEL                                   CL II          SOCIAL BAL           CL B             RETURN           FLEX III
                                        ----------------------------------------------------------------------------------------
0.65%                                     $         --      $         --      $         --      $         --      $         --
0.90%                                       16,167,659         5,892,293         2,632,155         6,836,777         1,703,509
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $ 16,167,659      $  5,892,293      $  2,632,155      $  6,836,777      $  1,703,509
--------------------------------------------------------------------------------------------------------------------------------


                                               CS               EV VT             EG VA            FID VIP           FID VIP
                                             U.S. EQ        FLOATING-RATE      FUNDAMENTAL       CONTRAFUND,       GRO & INC,
PRICE LEVEL                                  FLEX I              INC          LG CAP, CL 2        SERV CL 2          SERV CL
                                        ----------------------------------------------------------------------------------------
0.65%                                     $         --      $         --      $         --      $         --      $         --
0.90%                                        8,002,350        21,043,653         6,119,098        94,112,055        57,419,980
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $  8,002,350      $ 21,043,653      $  6,119,098      $ 94,112,055      $ 57,419,980
--------------------------------------------------------------------------------------------------------------------------------


                                             FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                           GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
PRICE LEVEL                                 SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                        ----------------------------------------------------------------------------------------
0.65%                                     $         --      $         --      $         --      $         --      $         --
0.90%                                       20,034,078       140,666,399        62,514,686        28,995,079        11,415,449
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $ 20,034,078      $140,666,399      $ 62,514,686      $ 28,995,079      $ 11,415,449
--------------------------------------------------------------------------------------------------------------------------------


                                          FTVIPT FRANK      FTVIPT FRANK         FTVIPT            FTVIPT            GS VIT
                                        GLOBAL REAL EST,     SM CAP VAL,      MUTUAL SHARES     TEMP FOR SEC,        MID CAP
PRICE LEVEL                                   CL 2              CL 2            SEC, CL 2           CL 2            VAL, INST
                                        ----------------------------------------------------------------------------------------
0.65%                                     $         --      $         --      $         --      $         --      $         --
0.90%                                       41,962,638        31,287,007        13,255,142        34,580,613       107,948,331
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $ 41,962,638      $ 31,287,007      $ 13,255,142      $ 34,580,613      $107,948,331
--------------------------------------------------------------------------------------------------------------------------------


                                         GS VIT STRUCTD    GS VIT STRUCTD      JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                           SM CAP EQ,         U.S. EQ,        GLOBAL TECH,        OVERSEAS,          JANUS,
PRICE LEVEL                                   INST              INST              SERV              SERV              SERV
                                        ----------------------------------------------------------------------------------------
0.65%                                     $         --      $         --      $         --      $         --      $         --
0.90%                                        4,625,480        37,251,312         6,400,769        64,544,708        66,142,620
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $  4,625,480      $ 37,251,312      $  6,400,769      $ 64,544,708      $ 66,142,620
--------------------------------------------------------------------------------------------------------------------------------


                                           JANUS ASPEN      LAZARD RETIRE          MFS               MFS               MFS
                                           ENTERPRISE,        INTL EQ,       INV GRO STOCK,       NEW DIS,         UTILITIES,
PRICE LEVEL                                   SERV              SERV             SERV CL           SERV CL           SERV CL
                                        ----------------------------------------------------------------------------------------
0.65%                                     $         --      $         --      $         --      $         --      $         --
0.90%                                        9,377,682        24,507,699        20,207,202        12,466,992        13,732,523
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $  9,377,682      $ 24,507,699      $ 20,207,202      $ 12,466,992      $ 13,732,523
--------------------------------------------------------------------------------------------------------------------------------





 76    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                              OPPEN             OPPEN                             PIMCO VIT          PIONEER
                                         GLOBAL SEC VA,      MAIN ST SM      OPPEN STRATEGIC     ALL ASSET,        EQ INC VCT,
PRICE LEVEL                                   SERV          CAP VA, SERV      BOND VA, SERV      ADVISOR CL           CL II
                                        ----------------------------------------------------------------------------------------
0.65%                                     $         --      $         --      $         --      $         --      $         --
0.90%                                        2,623,901         3,155,014       115,341,617        69,978,442         5,062,900
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $  2,623,901      $  3,155,014      $115,341,617      $ 69,978,442      $  5,062,900
--------------------------------------------------------------------------------------------------------------------------------


                                                               PUT VT
                                          PIONEER INTL       GLOBAL HLTH         PUT VT            PUT VT            PUT VT
                                            VAL VCT,            CARE,           HI YIELD,         INTL EQ,        INTL NEW OPP,
PRICE LEVEL                                   CL II             CL IB             CL IB             CL IB             CL IB
                                        ----------------------------------------------------------------------------------------
0.65%                                     $         --      $         --      $         --      $         --      $         --
0.90%                                          462,780         2,723,459         9,356,911         2,361,388         9,328,729
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $    462,780      $  2,723,459      $  9,356,911      $  2,361,388      $  9,328,729
--------------------------------------------------------------------------------------------------------------------------------


                                             PUT VT            PUT VT             ROYCE             DISC              DISC
                                            NEW OPP,           VISTA,          MICRO-CAP,       ASSET ALLOC,      ASSET ALLOC,
PRICE LEVEL                                   CL IA             CL IB           INVEST CL           AGGR             CONSERV
                                        ----------------------------------------------------------------------------------------
0.65%                                     $         --      $         --      $         --      $         --      $         --
0.90%                                       83,567,250         5,088,166        51,844,047         2,789,673         1,442,206
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $ 83,567,250      $  5,088,166      $ 51,844,047      $  2,789,673      $  1,442,206
--------------------------------------------------------------------------------------------------------------------------------


                                           DISC ASSET        DISC ASSET        DISC ASSET
                                             ALLOC,            ALLOC,            ALLOC,         RVS PTNRS VP      RVS PTNRS VP
PRICE LEVEL                                    MOD            MOD AGGR         MOD CONSERV     FUNDAMENTAL VAL     SELECT VAL
                                        ----------------------------------------------------------------------------------------
0.65%                                     $         --      $         --      $         --      $         --      $         --
0.90%                                        6,703,719         6,586,848         2,698,884        45,474,050           368,482
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $  6,703,719      $  6,586,848      $  2,698,884      $ 45,474,050      $    368,482
--------------------------------------------------------------------------------------------------------------------------------


                                          RVS PTNRS VP         RVS VP            RVS VP            RVS VP            RVS VP
PRICE LEVEL                                SM CAP VAL            BAL            CASH MGMT         DIV BOND         DIV EQ INC
                                        ----------------------------------------------------------------------------------------
0.65%                                     $         --      $  7,735,003      $    954,584      $  1,985,629      $         --
0.90%                                       55,701,958       159,674,929       126,227,408       285,724,293       297,728,602
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $ 55,701,958      $167,409,932      $127,181,992      $287,709,922      $297,728,602
--------------------------------------------------------------------------------------------------------------------------------


                                                               RVS VP
                                             RVS VP       GLOBAL INFLATION       SEL VP            RVS VP            RVS VP
PRICE LEVEL                                GLOBAL BOND        PROT SEC             GRO          HI YIELD BOND        INC OPP
                                        ----------------------------------------------------------------------------------------
0.65%                                     $         --      $         --      $         --      $         --      $         --
0.90%                                       94,219,167        52,470,318        89,490,983        47,163,399        36,252,496
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $ 94,219,167      $ 52,470,318      $ 89,490,983      $ 47,163,399      $ 36,252,496
--------------------------------------------------------------------------------------------------------------------------------


                                             RVS VP            SEL VP            RVS VP            RVS VP            RVS VP
PRICE LEVEL                                  DYN EQ          LG CAP VAL        MID CAP GRO       MID CAP VAL         S&P 500
                                        ----------------------------------------------------------------------------------------
0.65%                                     $  2,318,647      $         --      $         --      $         --      $         --
0.90%                                      247,384,597           506,674         7,003,923         6,030,832        35,061,361
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $249,703,244      $    506,674      $  7,003,923      $  6,030,832      $ 35,061,361
--------------------------------------------------------------------------------------------------------------------------------


                                             RVS VP            SEL VP            THDL VP           THDL VP            THIRD
PRICE LEVEL                              SHORT DURATION      SM CAP VAL         EMER MKTS         INTL OPP           AVE VAL
                                        ----------------------------------------------------------------------------------------
0.65%                                     $  1,072,996      $         --      $         --      $         --      $         --
0.90%                                       49,804,490        12,009,825        61,313,100       111,637,320        51,850,652
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $ 50,877,486      $ 12,009,825      $ 61,313,100      $111,637,320      $ 51,850,652
--------------------------------------------------------------------------------------------------------------------------------


                                            VANK LIT          VANK UIF          VANK UIF
                                            COMSTOCK,     GLOBAL REAL EST,    MID CAP GRO,         WANGER            WANGER
PRICE LEVEL                                   CL II             CL II             CL II             INTL               USA
                                        ----------------------------------------------------------------------------------------
0.65%                                     $         --      $         --      $         --      $         --      $         --
0.90%                                       36,849,972        19,085,950         1,927,666       108,908,701        86,626,560
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $ 36,849,972      $ 19,085,950      $  1,927,666      $108,908,701      $ 86,626,560
--------------------------------------------------------------------------------------------------------------------------------


                                                              WF ADV VT
                                                                ASSET           WF ADV VT         WF ADV VT         WF ADV VT
PRICE LEVEL                                                     ALLOC           INTL CORE            OPP           SM CAP GRO
                                                          ----------------------------------------------------------------------
0.65%                                                       $         --      $         --      $         --      $         --
0.90%                                                          3,679,678           955,419         1,844,006         5,287,487
--------------------------------------------------------------------------------------------------------------------------------
Total                                                       $  3,679,678      $    955,419      $  1,844,006      $  5,287,487
--------------------------------------------------------------------------------------------------------------------------------





                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    77

9.  FINANCIAL HIGHLIGHTS


The following is a summary for each period in the five year period ended Dec. 31, 2008 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for life insurance policies with the highest and lowest expense. The majority of these subaccounts only offer one price level.



                                                                            FOR THE YEAR ENDED DEC. 31
                            AT DEC. 31                    --------------------------------------------------------------
          ----------------------------------------------                     EXPENSE RATIO
            UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO                TOTAL RETURN
            (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)           LOWEST TO HIGHEST(3)
          --------------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER I
2008        26,041       $0.49  to  $0.49       $12,693            --      0.90%   to  0.90%       (43.01%)   to  (43.01%)
2007        39,833       $0.86  to  $0.86       $34,066            --      0.90%   to  0.90%        11.00%    to   11.00%
2006        37,569       $0.77  to  $0.77       $28,946         0.06%      0.90%   to  0.90%         5.35%    to    5.35%
2005        31,304       $0.73  to  $0.73       $22,894         0.07%      0.90%   to  0.90%         7.86%    to    7.86%
2004        24,807       $0.68  to  $0.68       $16,820            --      0.90%   to  0.90%         5.67%    to    5.67%
------------------------------------------------------------------------------------------------------------------------

AIM VI CAP APPR, SER II
2008         8,552       $0.78  to  $0.78        $6,693            --      0.90%   to  0.90%       (43.14%)   to  (43.14%)
2007        10,869       $1.38  to  $1.38       $14,962            --      0.90%   to  0.90%        10.73%    to   10.73%
2006        10,896       $1.24  to  $1.24       $13,545            --      0.90%   to  0.90%         5.11%    to    5.11%
2005         6,402       $1.18  to  $1.18        $7,573            --      0.90%   to  0.90%         7.61%    to    7.61%
2004         3,292       $1.10  to  $1.10        $3,619            --      0.90%   to  0.90%         5.38%    to    5.38%
------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER I
2008         8,729       $0.79  to  $0.79        $6,897            --      0.90%   to  0.90%       (47.50%)   to  (47.50%)
2007        12,672       $1.51  to  $1.51       $19,073            --      0.90%   to  0.90%         9.85%    to    9.85%
2006        12,065       $1.37  to  $1.37       $16,531            --      0.90%   to  0.90%        15.48%    to   15.48%
2005        11,370       $1.19  to  $1.19       $13,491            --      0.90%   to  0.90%         8.63%    to    8.63%
2004        11,772       $1.09  to  $1.09       $12,859            --      0.90%   to  0.90%        14.46%    to   14.46%
------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER II
2008         3,154       $0.83  to  $0.83        $2,631            --      0.90%   to  0.90%       (47.60%)   to  (47.60%)
2007         4,150       $1.59  to  $1.59        $6,608            --      0.90%   to  0.90%         9.55%    to    9.55%
2006         3,790       $1.45  to  $1.45        $5,508            --      0.90%   to  0.90%        15.22%    to   15.22%
2005         2,530       $1.26  to  $1.26        $3,191            --      0.90%   to  0.90%         8.29%    to    8.29%
2004         1,269       $1.16  to  $1.16        $1,478            --      0.90%   to  0.90%        14.24%    to   14.24%
------------------------------------------------------------------------------------------------------------------------

AIM VI CORE EQ, SER I
2008       108,878       $1.36  to  $1.36      $147,770         2.01%      0.90%   to  0.90%       (30.77%)   to  (30.77%)
2007       137,964       $1.96  to  $1.96      $270,463         1.07%      0.90%   to  0.90%         7.14%    to    7.14%
2006       156,091       $1.83  to  $1.83      $285,600         0.55%      0.90%   to  0.90%        15.66%    to   15.66%
2005       179,118       $1.58  to  $1.58      $283,360         1.44%      0.90%   to  0.90%         4.37%    to    4.37%
2004       208,156       $1.52  to  $1.52      $315,508         0.96%      0.90%   to  0.90%         7.99%    to    7.99%
------------------------------------------------------------------------------------------------------------------------

AIM VI DYN, SER I
2008           714       $0.87  to  $0.87          $620            --      0.90%   to  0.90%       (48.54%)   to  (48.54%)
2007           772       $1.69  to  $1.69        $1,304            --      0.90%   to  0.90%        11.18%    to   11.18%
2006           694       $1.52  to  $1.52        $1,054            --      0.90%   to  0.90%        15.08%    to   15.08%
2005           544       $1.32  to  $1.32          $717            --      0.90%   to  0.90%         9.73%    to    9.73%
2004           387       $1.20  to  $1.20          $465            --      0.90%   to  0.90%        12.32%    to   12.32%
------------------------------------------------------------------------------------------------------------------------

AIM VI FIN SERV, SER I
2008         5,026       $0.43  to  $0.43        $2,181         5.16%      0.90%   to  0.90%       (59.81%)   to  (59.81%)
2007           937       $1.08  to  $1.08        $1,012         1.51%      0.90%   to  0.90%       (22.92%)   to  (22.92%)
2006           865       $1.40  to  $1.40        $1,211         2.01%      0.90%   to  0.90%        15.40%    to   15.40%
2005           574       $1.21  to  $1.21          $697         1.64%      0.90%   to  0.90%         4.96%    to    4.96%
2004           393       $1.16  to  $1.16          $455         1.11%      0.90%   to  0.90%         7.70%    to    7.70%
------------------------------------------------------------------------------------------------------------------------



 78    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                            FOR THE YEAR ENDED DEC. 31
                            AT DEC. 31                    --------------------------------------------------------------
          ----------------------------------------------                     EXPENSE RATIO
            UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO                TOTAL RETURN
            (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)           LOWEST TO HIGHEST(3)
          --------------------------------------------------------------------------------------------------------------

AIM VI INTL GRO, SER II
2008        50,902       $0.61  to  $0.61       $31,119         0.85%      0.90%   to  0.90%       (41.08%)   to  (41.08%)
2007         8,431       $1.04  to  $1.04        $8,748         1.19%      0.90%   to  0.90%         3.35%(8) to    3.35%(8)
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

AIM VI TECH, SER I
2008         1,330       $0.67  to  $0.67          $889            --      0.90%   to  0.90%       (45.00%)   to  (45.00%)
2007         1,370       $1.21  to  $1.21        $1,665            --      0.90%   to  0.90%         6.73%    to    6.73%
2006         1,257       $1.14  to  $1.14        $1,431            --      0.90%   to  0.90%         9.49%    to    9.49%
2005           904       $1.04  to  $1.04          $939            --      0.90%   to  0.90%         1.26%    to    1.26%
2004           666       $1.03  to  $1.03          $684            --      0.90%   to  0.90%         3.70%    to    3.70%
------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2008        16,010       $0.83  to  $0.83       $13,261         1.77%      0.90%   to  0.90%       (41.23%)   to  (41.23%)
2007        17,280       $1.41  to  $1.41       $24,352         1.25%      0.90%   to  0.90%         3.92%    to    3.92%
2006        16,679       $1.36  to  $1.36       $22,618         1.12%      0.90%   to  0.90%        15.94%    to   15.94%
2005        11,479       $1.17  to  $1.17       $13,427         1.21%      0.90%   to  0.90%         3.66%    to    3.66%
2004         5,592       $1.13  to  $1.13        $6,311         0.66%      0.90%   to  0.90%        10.22%    to   10.22%
------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2008        60,384       $1.10  to  $1.10       $66,302         0.84%      0.90%   to  0.90%       (53.70%)   to  (53.70%)
2007        33,667       $2.37  to  $2.37       $79,845         1.03%      0.90%   to  0.90%         4.63%    to    4.63%
2006        24,131       $2.27  to  $2.27       $54,695         1.20%      0.90%   to  0.90%        33.91%    to   33.91%
2005        13,591       $1.69  to  $1.69       $23,005         0.46%      0.90%   to  0.90%        15.48%    to   15.48%
2004         5,345       $1.47  to  $1.47        $7,834         0.37%      0.90%   to  0.90%        23.77%    to   23.77%
------------------------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2008         1,475       $0.63  to  $0.63          $936            --      0.90%   to  0.90%       (40.36%)   to  (40.36%)
2007           370       $1.06  to  $1.06          $394            --      0.90%   to  0.90%         6.50%(8) to    6.50%(8)
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL I
2008        30,010       $0.63  to  $0.63       $18,835         0.90%      0.90%   to  0.90%       (45.32%)   to  (45.32%)
2007        42,295       $1.15  to  $1.15       $48,545         0.65%      0.90%   to  0.90%        16.99%    to   16.99%
2006        40,453       $0.98  to  $0.98       $39,686         1.52%      0.90%   to  0.90%        23.91%    to   23.91%
2005        37,106       $0.79  to  $0.79       $29,378         1.10%      0.90%   to  0.90%        12.24%    to   12.24%
2004        33,765       $0.71  to  $0.71       $23,818         0.52%      0.90%   to  0.90%        13.89%    to   13.89%
------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2008         6,360       $1.00  to  $1.00        $6,390         0.68%      0.90%   to  0.90%       (45.39%)   to  (45.39%)
2007         7,425       $1.84  to  $1.84       $13,660         0.51%      0.90%   to  0.90%        16.86%    to   16.86%
2006         6,707       $1.57  to  $1.57       $10,560         1.26%      0.90%   to  0.90%        23.63%    to   23.63%
2005         4,672       $1.27  to  $1.27        $5,950         0.83%      0.90%   to  0.90%        12.10%    to   12.10%
2004         2,749       $1.14  to  $1.14        $3,123         0.22%      0.90%   to  0.90%        13.75%    to   13.75%
------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2008        51,496       $1.21  to  $1.21       $62,260         2.71%      0.90%   to  0.90%       (27.43%)   to  (27.43%)
2007        76,953       $1.67  to  $1.67      $128,212         1.54%      0.90%   to  0.90%        (5.99%)   to   (5.99%)
2006        78,931       $1.77  to  $1.77      $139,893         1.37%      0.90%   to  0.90%        17.59%    to   17.59%
2005        81,803       $1.51  to  $1.51      $123,293         0.83%      0.90%   to  0.90%         4.09%    to    4.09%
2004        73,576       $1.45  to  $1.45      $106,533         0.96%      0.90%   to  0.90%        13.31%    to   13.31%
------------------------------------------------------------------------------------------------------------------------



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    79

                                                                            FOR THE YEAR ENDED DEC. 31
                            AT DEC. 31                    --------------------------------------------------------------
          ----------------------------------------------                     EXPENSE RATIO
            UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO                TOTAL RETURN
            (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)           LOWEST TO HIGHEST(3)
          --------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2008        15,668       $1.03  to  $1.03       $16,168         2.40%      0.90%   to  0.90%       (27.46%)   to  (27.46%)
2007        19,461       $1.42  to  $1.42       $27,684         1.38%      0.90%   to  0.90%        (6.16%)   to   (6.16%)
2006        18,973       $1.52  to  $1.52       $28,760         1.08%      0.90%   to  0.90%        17.40%    to   17.40%
2005        13,803       $1.29  to  $1.29       $17,821         0.57%      0.90%   to  0.90%         3.92%    to    3.92%
2004         7,470       $1.24  to  $1.24        $9,282         0.57%      0.90%   to  0.90%        13.15%    to   13.15%
------------------------------------------------------------------------------------------------------------------------

CALVERT VS SOCIAL BAL
2008         7,610       $0.77  to  $0.77        $5,892         2.35%      0.90%   to  0.90%       (31.94%)   to  (31.94%)
2007         9,295       $1.14  to  $1.14       $10,575         2.45%      0.90%   to  0.90%         1.83%    to    1.83%
2006         9,149       $1.12  to  $1.12       $10,221         2.45%      0.90%   to  0.90%         7.80%    to    7.80%
2005         8,000       $1.04  to  $1.04        $8,291         2.04%      0.90%   to  0.90%         4.71%    to    4.71%
2004         6,330       $0.99  to  $0.99        $6,266         2.03%      0.90%   to  0.90%         7.29%    to    7.29%
------------------------------------------------------------------------------------------------------------------------

COL HI YIELD, VS CL B
2008         3,270       $0.80  to  $0.80        $2,632        11.41%      0.90%   to  0.90%       (25.43%)   to  (25.43%)
2007         1,802       $1.08  to  $1.08        $1,945         5.70%      0.90%   to  0.90%         0.78%    to    0.78%
2006           786       $1.07  to  $1.07          $842         3.50%      0.90%   to  0.90%         7.11%(6) to    7.11%(6)
2005            --          --         --            --            --         --          --           --             --
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2008         9,269       $0.74  to  $0.74        $6,837         1.41%      0.90%   to  0.90%       (34.33%)   to  (34.33%)
2007           827       $1.12  to  $1.12          $928         9.23%      0.90%   to  0.90%        10.66%(8) to   10.66%(8)
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

CS U.S. EQ FLEX III
2008         2,597       $0.66  to  $0.66        $1,704            --      0.90%   to  0.90%       (38.86%)   to  (38.86%)
2007         3,275       $1.07  to  $1.07        $3,514            --      0.90%   to  0.90%        10.68%    to   10.68%
2006         3,630       $0.97  to  $0.97        $3,519            --      0.90%   to  0.90%         0.98%    to    0.98%
2005         4,219       $0.96  to  $0.96        $4,051            --      0.90%   to  0.90%         6.02%    to    6.02%
2004         4,636       $0.91  to  $0.91        $4,200            --      0.90%   to  0.90%        12.11%    to   12.11%
------------------------------------------------------------------------------------------------------------------------

CS U.S. EQ FLEX I
2008        10,136       $0.79  to  $0.79        $8,002         0.08%      0.90%   to  0.90%       (35.19%)   to  (35.19%)
2007        13,021       $1.22  to  $1.22       $15,861            --      0.90%   to  0.90%        (1.73%)   to   (1.73%)
2006        15,010       $1.24  to  $1.24       $18,606            --      0.90%   to  0.90%         3.83%    to    3.83%
2005        17,235       $1.19  to  $1.19       $20,576            --      0.90%   to  0.90%        (3.55%)   to   (3.55%)
2004        19,786       $1.24  to  $1.24       $24,491            --      0.90%   to  0.90%         9.88%    to    9.88%
------------------------------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2008        29,685       $0.71  to  $0.71       $21,044         5.80%      0.90%   to  0.90%       (27.79%)   to  (27.79%)
2007         6,045       $0.98  to  $0.98        $5,935         6.31%      0.90%   to  0.90%        (1.82%)(8)to   (1.82%)(8)
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

EG VA FUNDAMENTAL LG CAP, CL 2
2008         7,071       $0.87  to  $0.87        $6,119         1.53%      0.90%   to  0.90%       (33.61%)   to  (33.61%)
2007         4,802       $1.30  to  $1.30        $6,259         0.89%      0.90%   to  0.90%         7.04%    to    7.04%
2006         4,125       $1.22  to  $1.22        $5,022         1.30%      0.90%   to  0.90%        11.39%    to   11.39%
2005         2,221       $1.09  to  $1.09        $2,428         1.07%      0.90%   to  0.90%         7.77%    to    7.77%
2004           878       $1.01  to  $1.01          $891         1.66%      0.90%   to  0.90%         7.95%    to    7.95%
------------------------------------------------------------------------------------------------------------------------



 80    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                            FOR THE YEAR ENDED DEC. 31
                            AT DEC. 31                    --------------------------------------------------------------
          ----------------------------------------------                     EXPENSE RATIO
            UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO                TOTAL RETURN
            (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)           LOWEST TO HIGHEST(3)
          --------------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2008       153,178       $0.61  to  $0.61       $94,112         1.27%      0.90%   to  0.90%       (43.21%)   to  (43.21%)
2007        30,598       $1.08  to  $1.08       $33,100         2.88%      0.90%   to  0.90%         8.02%(8) to    8.02%(8)
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2008        79,159       $0.73  to  $0.73       $57,420         0.99%      0.90%   to  0.90%       (42.30%)   to  (42.30%)
2007       105,489       $1.26  to  $1.26      $132,611         1.68%      0.90%   to  0.90%        10.99%    to   10.99%
2006       106,778       $1.13  to  $1.13      $120,938         0.80%      0.90%   to  0.90%        12.00%    to   12.00%
2005       110,214       $1.01  to  $1.01      $111,456         1.40%      0.90%   to  0.90%         6.57%    to    6.57%
2004       110,690       $0.95  to  $0.95      $105,038         0.71%      0.90%   to  0.90%         4.81%    to    4.81%
------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL 2
2008        23,149       $0.87  to  $0.87       $20,034         0.93%      0.90%   to  0.90%       (42.42%)   to  (42.42%)
2007        27,135       $1.50  to  $1.50       $40,784         1.35%      0.90%   to  0.90%        10.85%    to   10.85%
2006        27,210       $1.36  to  $1.36       $36,895         0.62%      0.90%   to  0.90%        11.85%    to   11.85%
2005        21,757       $1.21  to  $1.21       $26,375         1.09%      0.90%   to  0.90%         6.44%    to    6.44%
2004        14,322       $1.14  to  $1.14       $16,312         0.45%      0.90%   to  0.90%         4.58%    to    4.58%
------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2008        91,782       $1.53  to  $1.53      $140,666         0.36%      0.90%   to  0.90%       (40.05%)   to  (40.05%)
2007       109,304       $2.56  to  $2.56      $279,439         0.72%      0.90%   to  0.90%        14.45%    to   14.45%
2006       117,430       $2.23  to  $2.23      $262,315         0.25%      0.90%   to  0.90%        11.58%    to   11.58%
2005       113,270       $2.00  to  $2.00      $226,756         1.54%      0.90%   to  0.90%        17.15%    to   17.15%
2004       101,848       $1.71  to  $1.71      $174,047            --      0.90%   to  0.90%        23.65%    to   23.65%
------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2008        48,530       $1.29  to  $1.29       $62,515         0.25%      0.90%   to  0.90%       (40.15%)   to  (40.15%)
2007        46,274       $2.15  to  $2.15       $99,594         0.48%      0.90%   to  0.90%        14.30%    to   14.30%
2006        40,903       $1.88  to  $1.88       $77,022         0.15%      0.90%   to  0.90%        11.40%    to   11.40%
2005        27,046       $1.69  to  $1.69       $45,718         1.26%      0.90%   to  0.90%        16.96%    to   16.96%
2004        15,143       $1.45  to  $1.45       $21,885            --      0.90%   to  0.90%        23.54%    to   23.54%
------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
2008        37,532       $0.77  to  $0.77       $28,995         2.20%      0.90%   to  0.90%       (44.37%)   to  (44.37%)
2007        51,558       $1.39  to  $1.39       $71,598         3.14%      0.90%   to  0.90%        16.15%    to   16.15%
2006        50,738       $1.20  to  $1.20       $60,662         0.72%      0.90%   to  0.90%        16.89%    to   16.89%
2005        44,720       $1.02  to  $1.02       $45,740         0.53%      0.90%   to  0.90%        17.91%    to   17.91%
2004        38,347       $0.87  to  $0.87       $33,265         0.85%      0.90%   to  0.90%        12.46%    to   12.46%
------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2008        10,566       $1.08  to  $1.08       $11,415         2.32%      0.90%   to  0.90%       (44.46%)   to  (44.46%)
2007        12,231       $1.95  to  $1.95       $23,795         2.83%      0.90%   to  0.90%        16.00%    to   16.00%
2006        11,985       $1.68  to  $1.68       $20,100         0.59%      0.90%   to  0.90%        16.72%    to   16.72%
2005         8,635       $1.44  to  $1.44       $12,407         0.41%      0.90%   to  0.90%        17.72%    to   17.72%
2004         5,356       $1.22  to  $1.22        $6,537         0.47%      0.90%   to  0.90%        12.29%    to   12.29%
------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2008        31,693       $1.32  to  $1.32       $41,963         1.01%      0.90%   to  0.90%       (42.91%)   to  (42.91%)
2007        44,221       $2.32  to  $2.32      $102,557         2.45%      0.90%   to  0.90%       (21.58%)   to  (21.58%)
2006        47,652       $2.96  to  $2.96      $140,920         1.98%      0.90%   to  0.90%        19.51%    to   19.51%
2005        43,698       $2.47  to  $2.47      $108,135         1.38%      0.90%   to  0.90%        12.46%    to   12.46%
2004        35,479       $2.20  to  $2.20       $78,067         1.84%      0.90%   to  0.90%        30.62%    to   30.62%
------------------------------------------------------------------------------------------------------------------------



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    81

                                                                            FOR THE YEAR ENDED DEC. 31
                            AT DEC. 31                    --------------------------------------------------------------
          ----------------------------------------------                     EXPENSE RATIO
            UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO                TOTAL RETURN
            (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)           LOWEST TO HIGHEST(3)
          --------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2008        21,085       $1.48  to  $1.48       $31,287         1.14%      0.90%   to  0.90%       (33.62%)   to  (33.62%)
2007        27,555       $2.24  to  $2.24       $61,595         0.66%      0.90%   to  0.90%        (3.26%)   to   (3.26%)
2006        27,835       $2.31  to  $2.31       $64,317         0.63%      0.90%   to  0.90%        15.93%    to   15.93%
2005        23,268       $1.99  to  $1.99       $46,374         0.75%      0.90%   to  0.90%         7.80%    to    7.80%
2004        16,640       $1.85  to  $1.85       $30,765         0.17%      0.90%   to  0.90%        22.64%    to   22.64%
------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2008        14,083       $0.94  to  $0.94       $13,255         2.98%      0.90%   to  0.90%       (37.67%)   to  (37.67%)
2007        14,489       $1.51  to  $1.51       $21,880         1.48%      0.90%   to  0.90%         2.55%    to    2.55%
2006        10,526       $1.47  to  $1.47       $15,500         1.24%      0.90%   to  0.90%        17.32%    to   17.32%
2005         5,331       $1.26  to  $1.26        $6,692         0.84%      0.90%   to  0.90%         9.57%    to    9.57%
2004         2,541       $1.15  to  $1.15        $2,911         0.74%      0.90%   to  0.90%        11.62%    to   11.62%
------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC, CL 2
2008        34,837       $0.99  to  $0.99       $34,581         2.37%      0.90%   to  0.90%       (40.91%)   to  (40.91%)
2007        50,844       $1.68  to  $1.68       $85,416         1.97%      0.90%   to  0.90%        14.42%    to   14.42%
2006        54,981       $1.47  to  $1.47       $80,728         1.24%      0.90%   to  0.90%        20.36%    to   20.36%
2005        57,134       $1.22  to  $1.22       $69,698         1.16%      0.90%   to  0.90%         9.19%    to    9.19%
2004        49,330       $1.12  to  $1.12       $55,116         1.06%      0.90%   to  0.90%        17.47%    to   17.47%
------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2008        65,878       $1.64  to  $1.64      $107,948         1.01%      0.90%   to  0.90%       (37.62%)   to  (37.62%)
2007        77,828       $2.63  to  $2.63      $204,428         0.77%      0.90%   to  0.90%         2.27%    to    2.27%
2006        75,767       $2.57  to  $2.57      $194,589         1.01%      0.90%   to  0.90%        15.13%    to   15.13%
2005        69,181       $2.23  to  $2.23      $154,330         0.66%      0.90%   to  0.90%        11.82%    to   11.82%
2004        52,199       $2.00  to  $2.00      $104,138         0.70%      0.90%   to  0.90%        24.76%    to   24.76%
------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD SM CAP EQ, INST
2008         4,941       $0.94  to  $0.94        $4,625         0.63%      0.90%   to  0.90%       (34.62%)   to  (34.62%)
2007         6,368       $1.43  to  $1.43        $9,117         0.34%      0.90%   to  0.90%       (17.24%)   to  (17.24%)
2006         7,434       $1.73  to  $1.73       $12,860         0.64%      0.90%   to  0.90%        11.27%    to   11.27%
2005         8,157       $1.55  to  $1.55       $12,681         0.24%      0.90%   to  0.90%         5.12%    to    5.12%
2004         8,325       $1.48  to  $1.48       $12,313         0.20%      0.90%   to  0.90%        15.28%    to   15.28%
------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ, INST
2008        57,899       $0.64  to  $0.64       $37,251         1.34%      0.90%   to  0.90%       (37.56%)   to  (37.56%)
2007        90,955       $1.03  to  $1.03       $93,727         0.97%      0.90%   to  0.90%        (2.51%)   to   (2.51%)
2006        98,748       $1.06  to  $1.06      $104,383         1.24%      0.90%   to  0.90%        11.88%    to   11.88%
2005        75,357       $0.94  to  $0.94       $71,196         0.92%      0.90%   to  0.90%         5.56%    to    5.56%
2004        44,939       $0.90  to  $0.90       $40,221         1.62%      0.90%   to  0.90%        13.91%    to   13.91%
------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2008        21,385       $0.30  to  $0.30        $6,401         0.09%      0.90%   to  0.90%       (44.47%)   to  (44.47%)
2007        26,110       $0.54  to  $0.54       $14,074         0.38%      0.90%   to  0.90%        20.60%    to   20.60%
2006        22,805       $0.45  to  $0.45       $10,192            --      0.90%   to  0.90%         6.87%    to    6.87%
2005        20,674       $0.42  to  $0.42        $8,647            --      0.90%   to  0.90%        10.55%    to   10.55%
2004        20,793       $0.38  to  $0.38        $7,866            --      0.90%   to  0.90%        (0.34%)   to   (0.34%)
------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN OVERSEAS, SERV
2008        77,280       $0.84  to  $0.84       $64,545         1.12%      0.90%   to  0.90%       (52.66%)   to  (52.66%)
2007        90,519       $1.76  to  $1.76      $159,691         0.46%      0.90%   to  0.90%        26.87%    to   26.87%
2006        72,265       $1.39  to  $1.39      $100,490         1.96%      0.90%   to  0.90%        45.32%    to   45.32%
2005        48,928       $0.96  to  $0.96       $46,821         1.12%      0.90%   to  0.90%        30.76%    to   30.76%
2004        41,781       $0.73  to  $0.73       $30,575         0.86%      0.90%   to  0.90%        17.62%    to   17.62%
------------------------------------------------------------------------------------------------------------------------



 82    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                            FOR THE YEAR ENDED DEC. 31
                            AT DEC. 31                    --------------------------------------------------------------
          ----------------------------------------------                     EXPENSE RATIO
            UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO                TOTAL RETURN
            (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)           LOWEST TO HIGHEST(3)
          --------------------------------------------------------------------------------------------------------------

JANUS ASPEN JANUS, SERV
2008       106,794       $0.62  to  $0.62       $66,143         0.71%      0.90%   to  0.90%       (40.41%)   to  (40.41%)
2007        20,251       $1.04  to  $1.04       $21,047         1.08%      0.90%   to  0.90%         3.81%(8) to    3.81%(8)
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN ENTERPRISE, SERV
2008        21,924       $0.43  to  $0.43        $9,378         0.06%      0.90%   to  0.90%       (44.36%)   to  (44.36%)
2007        23,594       $0.77  to  $0.77       $18,139         0.07%      0.90%   to  0.90%        20.64%    to   20.64%
2006        19,593       $0.64  to  $0.64       $12,485            --      0.90%   to  0.90%        12.29%    to   12.29%
2005        20,737       $0.57  to  $0.57       $11,767            --      0.90%   to  0.90%        11.03%    to   11.03%
2004        22,149       $0.51  to  $0.51       $11,320            --      0.90%   to  0.90%        19.40%    to   19.40%
------------------------------------------------------------------------------------------------------------------------

LAZARD RETIRE INTL EQ, SERV
2008        28,891       $0.85  to  $0.85       $24,508         1.10%      0.90%   to  0.90%       (37.58%)   to  (37.58%)
2007        41,501       $1.36  to  $1.36       $56,400         2.45%      0.90%   to  0.90%         9.79%    to    9.79%
2006        45,558       $1.24  to  $1.24       $56,396         1.02%      0.90%   to  0.90%        21.43%    to   21.43%
2005        45,317       $1.02  to  $1.02       $46,195         1.01%      0.90%   to  0.90%         9.66%    to    9.66%
2004        33,680       $0.93  to  $0.93       $31,309         0.54%      0.90%   to  0.90%        13.95%    to   13.95%
------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2008        41,404       $0.49  to  $0.49       $20,207         0.30%      0.90%   to  0.90%       (37.55%)   to  (37.55%)
2007        52,721       $0.78  to  $0.78       $41,198         0.08%      0.90%   to  0.90%        10.02%    to   10.02%
2006        55,084       $0.71  to  $0.71       $39,123            --      0.90%   to  0.90%         6.34%    to    6.34%
2005        53,003       $0.67  to  $0.67       $35,399         0.14%      0.90%   to  0.90%         3.30%    to    3.30%
2004        47,014       $0.65  to  $0.65       $30,398            --      0.90%   to  0.90%         8.01%    to    8.01%
------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2008        20,640       $0.60  to  $0.60       $12,467            --      0.90%   to  0.90%       (40.06%)   to  (40.06%)
2007        25,701       $1.01  to  $1.01       $25,900            --      0.90%   to  0.90%         1.33%    to    1.33%
2006        28,100       $0.99  to  $0.99       $27,946            --      0.90%   to  0.90%        11.92%    to   11.92%
2005        30,258       $0.89  to  $0.89       $26,886            --      0.90%   to  0.90%         4.09%    to    4.09%
2004        33,509       $0.85  to  $0.85       $28,605            --      0.90%   to  0.90%         5.26%    to    5.26%
------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2008         7,679       $1.79  to  $1.79       $13,733         1.26%      0.90%   to  0.90%       (38.37%)   to  (38.37%)
2007         5,321       $2.90  to  $2.90       $15,438         0.71%      0.90%   to  0.90%        26.41%    to   26.41%
2006         3,484       $2.30  to  $2.30        $7,996         1.60%      0.90%   to  0.90%        29.79%    to   29.79%
2005         1,757       $1.77  to  $1.77        $3,108         0.39%      0.90%   to  0.90%        15.53%    to   15.53%
2004           609       $1.53  to  $1.53          $932         0.98%      0.90%   to  0.90%        28.68%    to   28.68%
------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2008         3,352       $0.78  to  $0.78        $2,624         1.17%      0.90%   to  0.90%       (40.87%)   to  (40.87%)
2007         2,597       $1.32  to  $1.32        $3,437         0.93%      0.90%   to  0.90%         5.13%    to    5.13%
2006         1,488       $1.26  to  $1.26        $1,873         0.26%      0.90%   to  0.90%        16.32%    to   16.32%
2005            72       $1.08  to  $1.08           $78            --      0.90%   to  0.90%         8.40%(5) to    8.40%(5)
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM CAP VA, SERV
2008         4,375       $0.72  to  $0.72        $3,155         0.23%      0.90%   to  0.90%       (38.56%)   to  (38.56%)
2007         2,738       $1.17  to  $1.17        $3,214         0.12%      0.90%   to  0.90%        (2.28%)   to   (2.28%)
2006         1,290       $1.20  to  $1.20        $1,549         0.01%      0.90%   to  0.90%        13.63%    to   13.63%
2005            73       $1.06  to  $1.06           $77            --      0.90%   to  0.90%         5.91%(5) to    5.91%(5)
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    83

                                                                            FOR THE YEAR ENDED DEC. 31
                            AT DEC. 31                    --------------------------------------------------------------
          ----------------------------------------------                     EXPENSE RATIO
            UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO                TOTAL RETURN
            (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)           LOWEST TO HIGHEST(3)
          --------------------------------------------------------------------------------------------------------------

OPPEN STRATEGIC BOND VA, SERV
2008       117,872       $0.98  to  $0.98      $115,342         3.21%      0.90%   to  0.90%       (15.25%)   to  (15.25%)
2007        33,282       $1.15  to  $1.15       $38,429         1.53%      0.90%   to  0.90%         8.56%    to    8.56%
2006         4,826       $1.06  to  $1.06        $5,133         1.32%      0.90%   to  0.90%         6.27%    to    6.27%
2005           268       $1.00  to  $1.00          $268            --      0.90%   to  0.90%         0.08%(5) to    0.08%(5)
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET, ADVISOR CL
2008        79,807       $0.88  to  $0.88       $69,978         7.58%      0.90%   to  0.90%       (16.67%)   to  (16.67%)
2007        17,575       $1.05  to  $1.05       $18,492        17.57%      0.90%   to  0.90%         4.96%(8) to    4.96%(8)
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

PIONEER EQ INC VCT, CL II
2008         5,043       $1.00  to  $1.00        $5,063         2.55%      0.90%   to  0.90%       (31.10%)   to  (31.10%)
2007         6,443       $1.46  to  $1.46        $9,387         2.36%      0.90%   to  0.90%        (0.36%)   to   (0.36%)
2006         4,738       $1.46  to  $1.46        $6,929         2.50%      0.90%   to  0.90%        21.03%    to   21.03%
2005         3,162       $1.21  to  $1.21        $3,821         2.33%      0.90%   to  0.90%         4.58%    to    4.58%
2004         1,357       $1.16  to  $1.16        $1,568         2.42%      0.90%   to  0.90%        15.00%    to   15.00%
------------------------------------------------------------------------------------------------------------------------

PIONEER INTL VAL VCT, CL II
2008           753       $0.61  to  $0.61          $463         1.30%      0.90%   to  0.90%       (45.64%)   to  (45.64%)
2007           890       $1.13  to  $1.13        $1,006         0.35%      0.90%   to  0.90%        12.22%    to   12.22%
2006           831       $1.01  to  $1.01          $837            --      0.90%   to  0.90%         0.69%(7) to    0.69%(7)
2005            --          --         --            --            --         --          --           --             --
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

PUT VT GLOBAL HLTH CARE, CL IB
2008         2,745       $0.99  to  $0.99        $2,723            --      0.90%   to  0.90%       (17.81%)   to  (17.81%)
2007         2,265       $1.21  to  $1.21        $2,735         0.79%      0.90%   to  0.90%        (1.50%)   to   (1.50%)
2006         2,290       $1.23  to  $1.23        $2,806         0.27%      0.90%   to  0.90%         1.87%    to    1.87%
2005         1,520       $1.20  to  $1.20        $1,828         0.05%      0.90%   to  0.90%        12.19%    to   12.19%
2004           928       $1.07  to  $1.07          $995         0.13%      0.90%   to  0.90%         6.16%    to    6.16%
------------------------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IB
2008         8,945       $1.05  to  $1.05        $9,357        10.35%      0.90%   to  0.90%       (26.73%)   to  (26.73%)
2007        14,449       $1.43  to  $1.43       $20,630         7.40%      0.90%   to  0.90%         1.87%    to    1.87%
2006        13,795       $1.40  to  $1.40       $19,336         7.62%      0.90%   to  0.90%         9.53%    to    9.53%
2005        14,203       $1.28  to  $1.28       $18,174         8.12%      0.90%   to  0.90%         2.17%    to    2.17%
2004        14,352       $1.25  to  $1.25       $17,975         7.94%      0.90%   to  0.90%         9.55%    to    9.55%
------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2008         2,361       $1.00  to  $1.00        $2,361         2.33%      0.90%   to  0.90%       (44.45%)   to  (44.45%)
2007         3,246       $1.80  to  $1.80        $5,845         2.67%      0.90%   to  0.90%         7.39%    to    7.39%
2006         3,112       $1.68  to  $1.68        $5,218         0.56%      0.90%   to  0.90%        26.58%    to   26.58%
2005         2,512       $1.32  to  $1.32        $3,328         1.28%      0.90%   to  0.90%        11.20%    to   11.20%
2004         1,797       $1.19  to  $1.19        $2,140         1.19%      0.90%   to  0.90%        15.15%    to   15.15%
------------------------------------------------------------------------------------------------------------------------

PUT VT INTL NEW OPP, CL IB
2008        15,401       $0.61  to  $0.61        $9,329         1.64%      0.90%   to  0.90%       (43.00%)   to  (43.00%)
2007        20,815       $1.06  to  $1.06       $22,118         0.83%      0.90%   to  0.90%        12.19%    to   12.19%
2006        21,524       $0.95  to  $0.95       $20,385         1.29%      0.90%   to  0.90%        25.00%    to   25.00%
2005        20,916       $0.76  to  $0.76       $15,848         0.63%      0.90%   to  0.90%        17.31%    to   17.31%
2004        20,093       $0.65  to  $0.65       $12,977         0.97%      0.90%   to  0.90%        12.33%    to   12.33%
------------------------------------------------------------------------------------------------------------------------



 84    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                            FOR THE YEAR ENDED DEC. 31
                            AT DEC. 31                    --------------------------------------------------------------
          ----------------------------------------------                     EXPENSE RATIO
            UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO                TOTAL RETURN
            (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)           LOWEST TO HIGHEST(3)
          --------------------------------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
2008        88,750       $0.94  to  $0.94       $83,567         0.32%      0.90%   to  0.90%       (39.17%)   to  (39.17%)
2007       112,780       $1.55  to  $1.55      $174,572         0.16%      0.90%   to  0.90%         5.06%    to    5.06%
2006       131,292       $1.47  to  $1.47      $193,431         0.18%      0.90%   to  0.90%         7.85%    to    7.85%
2005       149,196       $1.37  to  $1.37      $203,807         0.37%      0.90%   to  0.90%         9.34%    to    9.34%
2004       175,130       $1.25  to  $1.25      $218,800            --      0.90%   to  0.90%         9.58%    to    9.58%
------------------------------------------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
2008        12,397       $0.41  to  $0.41        $5,088            --      0.90%   to  0.90%       (46.03%)   to  (46.03%)
2007        15,216       $0.76  to  $0.76       $11,572            --      0.90%   to  0.90%         2.87%    to    2.87%
2006        17,846       $0.74  to  $0.74       $13,193            --      0.90%   to  0.90%         4.51%    to    4.51%
2005        18,854       $0.71  to  $0.71       $13,337            --      0.90%   to  0.90%        11.15%    to   11.15%
2004        20,265       $0.64  to  $0.64       $12,898            --      0.90%   to  0.90%        17.54%    to   17.54%
------------------------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP, INVEST CL
2008        31,756       $1.63  to  $1.63       $51,844         2.37%      0.90%   to  0.90%       (43.78%)   to  (43.78%)
2007        41,807       $2.90  to  $2.90      $121,404         1.41%      0.90%   to  0.90%         3.04%    to    3.04%
2006        45,186       $2.82  to  $2.82      $127,343         0.18%      0.90%   to  0.90%        19.99%    to   19.99%
2005        45,852       $2.35  to  $2.35      $107,695         0.55%      0.90%   to  0.90%        10.61%    to   10.61%
2004        48,764       $2.12  to  $2.12      $103,546            --      0.90%   to  0.90%        12.83%    to   12.83%
------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, AGGR
2008         3,937       $0.71  to  $0.71        $2,790            --      0.90%   to  0.90%       (29.86%)(9)to  (29.86%)(9)
2007            --          --         --            --            --         --          --           --             --
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, CONSERV
2008         1,717       $0.84  to  $0.84        $1,442            --      0.90%   to  0.90%       (16.44%)(9)to  (16.44%)(9)
2007            --          --         --            --            --         --          --           --             --
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD
2008         8,836       $0.76  to  $0.76        $6,704            --      0.90%   to  0.90%       (24.75%)(9)to  (24.75%)(9)
2007            --          --         --            --            --         --          --           --             --
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD AGGR
2008         8,965       $0.73  to  $0.73        $6,587            --      0.90%   to  0.90%       (27.20%)(9)to  (27.20%)(9)
2007            --          --         --            --            --         --          --           --             --
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD CONSERV
2008         3,398       $0.79  to  $0.79        $2,699            --      0.90%   to  0.90%       (21.14%)(9)to  (21.14%)(9)
2007            --          --         --            --            --         --          --           --             --
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    85

                                                                            FOR THE YEAR ENDED DEC. 31
                            AT DEC. 31                    --------------------------------------------------------------
          ----------------------------------------------                     EXPENSE RATIO
            UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO                TOTAL RETURN
            (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)           LOWEST TO HIGHEST(3)
          --------------------------------------------------------------------------------------------------------------

RVS PTNRS VP FUNDAMENTAL VAL
2008        76,989       $0.59  to  $0.59       $45,474         0.02%      0.90%   to  0.90%       (39.13%)   to  (39.13%)
2007        15,004       $0.97  to  $0.97       $14,560         1.21%      0.90%   to  0.90%        (3.23%)(8)to   (3.23%)(8)
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

RVS PTNRS VP SELECT VAL
2008           492       $0.75  to  $0.75          $368            --      0.90%   to  0.90%       (37.25%)   to  (37.25%)
2007           215       $1.19  to  $1.19          $257         1.11%      0.90%   to  0.90%         5.08%    to    5.08%
2006           114       $1.14  to  $1.14          $129         1.91%      0.90%   to  0.90%        14.79%    to   14.79%
2005            10       $0.99  to  $0.99           $10         1.62%      0.90%   to  0.90%        (0.91%)(5)to   (0.91%)(5)
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

RVS PTNRS VP SM CAP VAL
2008        53,130       $1.05  to  $1.05       $55,702         0.07%      0.90%   to  0.90%       (32.19%)   to  (32.19%)
2007        20,614       $1.55  to  $1.55       $31,870         0.90%      0.90%   to  0.90%        (5.75%)   to   (5.75%)
2006        11,437       $1.64  to  $1.64       $18,761         0.42%      0.90%   to  0.90%        19.18%    to   19.18%
2005         8,998       $1.38  to  $1.38       $12,386         0.21%      0.90%   to  0.90%         4.82%    to    4.82%
2004         5,851       $1.31  to  $1.31        $7,683         0.04%      0.90%   to  0.90%        18.94%    to   18.94%
------------------------------------------------------------------------------------------------------------------------

RVS VP BAL
2008       214,306       $0.89  to  $0.78      $167,410         0.26%      0.65%   to  0.90%       (30.37%)   to  (30.54%)
2007       277,699       $1.29  to  $1.12      $312,062         2.86%      0.65%   to  0.90%         1.08%    to    0.82%
2006       303,589       $1.27  to  $1.11      $338,363         2.47%      0.65%   to  0.90%        13.64%    to   13.36%
2005       340,778       $1.12  to  $0.98      $334,939         2.58%      0.65%   to  0.90%         3.25%    to    2.99%
2004       382,279       $1.08  to  $0.95      $364,765         2.02%      0.65%   to  0.90%         8.14%(4) to    8.62%
------------------------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT
2008       108,600       $1.12  to  $1.17      $127,182         2.26%      0.65%   to  0.90%         1.61%    to    1.35%
2007        98,464       $1.10  to  $1.16      $113,767         4.72%      0.65%   to  0.90%         4.15%    to    3.89%
2006        87,146       $1.06  to  $1.11       $96,908         4.41%      0.65%   to  0.90%         3.81%    to    3.55%
2005        72,076       $1.02  to  $1.07       $77,390         2.56%      0.65%   to  0.90%         1.94%    to    1.69%
2004        79,776       $1.00  to  $1.06       $84,209         0.86%      0.65%   to  0.90%         0.19%(4) to   (0.17%)
------------------------------------------------------------------------------------------------------------------------

RVS VP DIV BOND
2008       221,289       $1.06  to  $1.30      $287,710         0.40%      0.65%   to  0.90%        (6.92%)   to   (7.15%)
2007       191,510       $1.14  to  $1.40      $268,071         4.75%      0.65%   to  0.90%         4.51%    to    4.25%
2006       136,853       $1.09  to  $1.35      $183,575         4.37%      0.65%   to  0.90%         3.74%    to    3.48%
2005       111,699       $1.05  to  $1.30      $144,634         3.71%      0.65%   to  0.90%         1.46%    to    1.21%
2004        97,307       $1.03  to  $1.28      $124,277         3.90%      0.65%   to  0.90%         3.29%(4) to    3.56%
------------------------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC
2008       268,902       $1.11  to  $1.11      $297,729         0.08%      0.90%   to  0.90%       (41.00%)   to  (41.00%)
2007       267,422       $1.88  to  $1.88      $501,851         1.56%      0.90%   to  0.90%         7.05%    to    7.05%
2006       243,400       $1.75  to  $1.75      $426,689         1.41%      0.90%   to  0.90%        18.67%    to   18.67%
2005       179,394       $1.48  to  $1.48      $264,999         1.61%      0.90%   to  0.90%        12.49%    to   12.49%
2004       112,731       $1.31  to  $1.31      $148,035         1.64%      0.90%   to  0.90%        17.15%    to   17.15%
------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL BOND
2008        60,052       $1.57  to  $1.57       $94,219         7.11%      0.90%   to  0.90%        (1.33%)   to   (1.33%)
2007        46,890       $1.59  to  $1.59       $74,559         3.65%      0.90%   to  0.90%         6.67%    to    6.67%
2006        30,512       $1.49  to  $1.49       $45,482         3.28%      0.90%   to  0.90%         5.78%    to    5.78%
2005        24,417       $1.41  to  $1.41       $34,408         3.82%      0.90%   to  0.90%        (5.84%)   to   (5.84%)
2004        15,432       $1.50  to  $1.50       $23,096         4.10%      0.90%   to  0.90%         9.04%    to    9.04%
------------------------------------------------------------------------------------------------------------------------



 86    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                            FOR THE YEAR ENDED DEC. 31
                            AT DEC. 31                    --------------------------------------------------------------
          ----------------------------------------------                     EXPENSE RATIO
            UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO                TOTAL RETURN
            (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)           LOWEST TO HIGHEST(3)
          --------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL INFLATION PROT SEC
2008        48,769       $1.08  to  $1.08       $52,470         2.60%      0.90%   to  0.90%        (0.76%)   to   (0.76%)
2007        12,082       $1.08  to  $1.08       $13,098         2.58%      0.90%   to  0.90%         6.97%    to    6.97%
2006           722       $1.01  to  $1.01          $732         4.69%      0.90%   to  0.90%         0.29%    to    0.29%
2005            70       $1.01  to  $1.01           $72         4.77%      0.90%   to  0.90%         0.70%(5) to    0.70%(5)
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

SEL VP GRO
2008       268,527       $0.33  to  $0.33       $89,491         0.24%      0.90%   to  0.90%       (44.84%)   to  (44.84%)
2007       215,184       $0.60  to  $0.60      $130,021         1.00%      0.90%   to  0.90%         2.14%    to    2.14%
2006       171,986       $0.59  to  $0.59      $101,740         0.87%      0.90%   to  0.90%        10.09%    to   10.09%
2005       123,244       $0.54  to  $0.54       $66,228         0.40%      0.90%   to  0.90%         7.64%    to    7.64%
2004        63,795       $0.50  to  $0.50       $31,848         0.33%      0.90%   to  0.90%         7.46%    to    7.46%
------------------------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND
2008        45,491       $1.04  to  $1.04       $47,163         0.33%      0.90%   to  0.90%       (25.85%)   to  (25.85%)
2007        69,118       $1.40  to  $1.40       $96,634         7.42%      0.90%   to  0.90%         0.94%    to    0.94%
2006        68,955       $1.39  to  $1.39       $95,510         7.43%      0.90%   to  0.90%         9.83%    to    9.83%
2005        58,225       $1.26  to  $1.26       $73,432         6.44%      0.90%   to  0.90%         3.09%    to    3.09%
2004        47,910       $1.22  to  $1.22       $58,611         6.97%      0.90%   to  0.90%        10.40%    to   10.40%
------------------------------------------------------------------------------------------------------------------------

RVS VP INC OPP
2008        41,258       $0.88  to  $0.88       $36,252         0.08%      0.90%   to  0.90%       (19.54%)   to  (19.54%)
2007        10,554       $1.09  to  $1.09       $11,525         6.97%      0.90%   to  0.90%         1.71%    to    1.71%
2006           489       $1.07  to  $1.07          $525         6.47%      0.90%   to  0.90%         7.02%    to    7.02%
2005            23       $1.00  to  $1.00           $24         6.10%      0.90%   to  0.90%         0.76%(5) to    0.76%(5)
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

RVS VP DYN EQ
2008       494,270       $0.76  to  $0.50      $249,703         0.23%      0.65%   to  0.90%       (42.54%)   to  (42.68%)
2007       631,216       $1.31  to  $0.88      $556,056         1.31%      0.65%   to  0.90%         2.26%    to    2.01%
2006       722,724       $1.29  to  $0.86      $624,056         1.19%      0.65%   to  0.90%        14.54%    to   14.25%
2005       676,240       $1.12  to  $0.75      $511,326         1.11%      0.65%   to  0.90%         5.49%    to    5.23%
2004       782,402       $1.06  to  $0.72      $562,234         1.04%      0.65%   to  0.90%         6.25%(4) to    4.94%
------------------------------------------------------------------------------------------------------------------------

SEL VP LG CAP VAL
2008           707       $0.72  to  $0.72          $507         0.06%      0.90%   to  0.90%       (40.00%)   to  (40.00%)
2007           430       $1.19  to  $1.19          $514         1.54%      0.90%   to  0.90%        (1.35%)   to   (1.35%)
2006           206       $1.21  to  $1.21          $250         1.51%      0.90%   to  0.90%        18.00%    to   18.00%
2005             8       $1.03  to  $1.03            $8         3.03%      0.90%   to  0.90%         3.14%(5) to    3.14%(5)
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP GRO
2008         9,321       $0.75  to  $0.75        $7,004         0.02%      0.90%   to  0.90%       (45.34%)   to  (45.34%)
2007        11,572       $1.37  to  $1.37       $15,910         0.05%      0.90%   to  0.90%        12.72%    to   12.72%
2006        11,366       $1.22  to  $1.22       $13,862         0.27%      0.90%   to  0.90%        (0.96%)   to   (0.96%)
2005         4,303       $1.23  to  $1.23        $5,299            --      0.90%   to  0.90%         9.14%    to    9.14%
2004         3,384       $1.13  to  $1.13        $3,819            --      0.90%   to  0.90%         8.13%    to    8.13%
------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP VAL
2008         8,371       $0.72  to  $0.72        $6,031            --      0.90%   to  0.90%       (45.60%)   to  (45.60%)
2007         4,303       $1.32  to  $1.32        $5,698         0.77%      0.90%   to  0.90%         9.36%    to    9.36%
2006         1,854       $1.21  to  $1.21        $2,245         1.05%      0.90%   to  0.90%        14.29%    to   14.29%
2005           111       $1.06  to  $1.06          $117         1.04%      0.90%   to  0.90%         6.04%(5) to    6.04%(5)
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    87

                                                                            FOR THE YEAR ENDED DEC. 31
                            AT DEC. 31                    --------------------------------------------------------------
          ----------------------------------------------                     EXPENSE RATIO
            UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO                TOTAL RETURN
            (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)           LOWEST TO HIGHEST(3)
          --------------------------------------------------------------------------------------------------------------

RVS VP S&P 500
2008        54,578       $0.64  to  $0.64       $35,061         0.08%      0.90%   to  0.90%       (37.66%)   to  (37.66%)
2007        65,036       $1.03  to  $1.03       $67,021         1.63%      0.90%   to  0.90%         4.07%    to    4.07%
2006        66,546       $0.99  to  $0.99       $65,895         1.45%      0.90%   to  0.90%        14.23%    to   14.23%
2005        67,699       $0.87  to  $0.87       $58,686         1.40%      0.90%   to  0.90%         3.47%    to    3.47%
2004        59,186       $0.84  to  $0.84       $49,584         1.51%      0.90%   to  0.90%         9.28%    to    9.28%
------------------------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION
2008        41,046       $1.06  to  $1.24       $50,877         0.14%      0.65%   to  0.90%        (3.27%)   to   (3.51%)
2007        43,231       $1.09  to  $1.29       $55,522         4.18%      0.65%   to  0.90%         4.64%    to    4.38%
2006        41,090       $1.05  to  $1.24       $50,474         3.80%      0.65%   to  0.90%         3.17%    to    2.91%
2005        39,025       $1.01  to  $1.20       $46,517         2.90%      0.65%   to  0.90%         0.92%    to    0.67%
2004        40,584       $1.00  to  $1.19       $47,974         2.44%      0.65%   to  0.90%         0.49%(4) to   (0.05%)
------------------------------------------------------------------------------------------------------------------------

SEL VP SM CAP VAL
2008        13,843       $0.87  to  $0.87       $12,010            --      0.90%   to  0.90%       (39.15%)   to  (39.15%)
2007        19,240       $1.43  to  $1.43       $27,430         0.16%      0.90%   to  0.90%        (5.05%)   to   (5.05%)
2006        23,069       $1.50  to  $1.50       $34,637         0.04%      0.90%   to  0.90%        10.69%    to   10.69%
2005        23,710       $1.36  to  $1.36       $32,162            --      0.90%   to  0.90%         3.89%    to    3.89%
2004        22,286       $1.31  to  $1.31       $29,099            --      0.90%   to  0.90%        17.48%    to   17.48%
------------------------------------------------------------------------------------------------------------------------

THDL VP EMER MKTS
2008        45,673       $1.34  to  $1.34       $61,313         0.71%      0.90%   to  0.90%       (54.12%)   to  (54.12%)
2007        31,068       $2.93  to  $2.93       $90,908         0.59%      0.90%   to  0.90%        36.86%    to   36.86%
2006        26,416       $2.14  to  $2.14       $56,476         0.35%      0.90%   to  0.90%        32.71%    to   32.71%
2005        19,620       $1.61  to  $1.61       $31,607         0.19%      0.90%   to  0.90%        32.60%    to   32.60%
2004         8,666       $1.21  to  $1.21       $10,529         3.35%      0.90%   to  0.90%        23.03%    to   23.03%
------------------------------------------------------------------------------------------------------------------------

THDL VP INTL OPP
2008       167,808       $0.67  to  $0.67      $111,637         2.32%      0.90%   to  0.90%       (40.97%)   to  (40.97%)
2007       222,332       $1.13  to  $1.13      $250,572         0.99%      0.90%   to  0.90%        11.66%    to   11.66%
2006       247,038       $1.01  to  $1.01      $249,332         1.93%      0.90%   to  0.90%        23.06%    to   23.06%
2005       265,962       $0.82  to  $0.82      $218,125         1.40%      0.90%   to  0.90%        12.85%    to   12.85%
2004       279,405       $0.73  to  $0.73      $203,066         1.13%      0.90%   to  0.90%        16.36%    to   16.36%
------------------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2008        35,765       $1.45  to  $1.45       $51,851         0.79%      0.90%   to  0.90%       (44.16%)   to  (44.16%)
2007        51,180       $2.60  to  $2.60      $132,886         2.16%      0.90%   to  0.90%        (5.66%)   to   (5.66%)
2006        58,081       $2.75  to  $2.75      $159,858         1.32%      0.90%   to  0.90%        14.75%    to   14.75%
2005        59,381       $2.40  to  $2.40      $142,433         1.33%      0.90%   to  0.90%        13.60%    to   13.60%
2004        55,869       $2.11  to  $2.11      $117,961         0.55%      0.90%   to  0.90%        18.82%    to   18.82%
------------------------------------------------------------------------------------------------------------------------

VANK LIT COMSTOCK, CL II
2008        63,397       $0.58  to  $0.58       $36,850         1.42%      0.90%   to  0.90%       (36.38%)   to  (36.38%)
2007        12,704       $0.91  to  $0.91       $11,606            --      0.90%   to  0.90%        (8.81%)(8)to   (8.81%)(8)
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

VANK UIF GLOBAL REAL EST, CL II
2008        39,824       $0.48  to  $0.48       $19,086         2.84%      0.90%   to  0.90%       (44.84%)   to  (44.84%)
2007         4,908       $0.87  to  $0.87        $4,265         0.27%      0.90%   to  0.90%       (12.27%)(8)to  (12.27%)(8)
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------



 88    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                            FOR THE YEAR ENDED DEC. 31
                            AT DEC. 31                    --------------------------------------------------------------
          ----------------------------------------------                     EXPENSE RATIO
            UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO                TOTAL RETURN
            (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)           LOWEST TO HIGHEST(3)
          --------------------------------------------------------------------------------------------------------------

VANK UIF MID CAP GRO, CL II
2008         3,367       $0.57  to  $0.57        $1,928         0.85%      0.90%   to  0.90%       (47.29%)   to  (47.29%)
2007           867       $1.09  to  $1.09          $942            --      0.90%   to  0.90%         8.39%(8) to    8.39%(8)
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
2004            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

WANGER INTL
2008       113,596       $0.96  to  $0.96      $108,909         0.97%      0.90%   to  0.90%       (46.09%)   to  (46.09%)
2007       110,580       $1.78  to  $1.78      $196,656         0.82%      0.90%   to  0.90%        15.26%    to   15.26%
2006       103,943       $1.54  to  $1.54      $160,371         0.51%      0.90%   to  0.90%        35.93%    to   35.93%
2005        87,137       $1.14  to  $1.14       $98,902         0.90%      0.90%   to  0.90%        20.44%    to   20.44%
2004        60,059       $0.94  to  $0.94       $56,600         0.57%      0.90%   to  0.90%        29.10%    to   29.10%
------------------------------------------------------------------------------------------------------------------------

WANGER USA
2008        73,536       $1.18  to  $1.18       $86,627            --      0.90%   to  0.90%       (40.23%)   to  (40.23%)
2007        80,677       $1.97  to  $1.97      $158,998            --      0.90%   to  0.90%         4.44%    to    4.44%
2006        83,149       $1.89  to  $1.89      $156,905         0.22%      0.90%   to  0.90%         6.91%    to    6.91%
2005        73,417       $1.77  to  $1.77      $129,586            --      0.90%   to  0.90%        10.26%    to   10.26%
2004        56,162       $1.60  to  $1.60       $89,904            --      0.90%   to  0.90%        17.27%    to   17.27%
------------------------------------------------------------------------------------------------------------------------

WF ADV VT ASSET ALLOC
2008         3,655       $1.01  to  $1.01        $3,680         2.40%      0.90%   to  0.90%       (29.75%)   to  (29.75%)
2007         4,473       $1.43  to  $1.43        $6,411         2.29%      0.90%   to  0.90%         6.63%    to    6.63%
2006         4,011       $1.34  to  $1.34        $5,390         2.47%      0.90%   to  0.90%        11.14%    to   11.14%
2005         2,353       $1.21  to  $1.21        $2,846         2.23%      0.90%   to  0.90%         4.05%    to    4.05%
2004         1,345       $1.16  to  $1.16        $1,563         2.48%      0.90%   to  0.90%         8.36%    to    8.36%
------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTL CORE
2008         1,052       $0.91  to  $0.91          $955         1.98%      0.90%   to  0.90%       (43.92%)   to  (43.92%)
2007         1,143       $1.62  to  $1.62        $1,850         0.01%      0.90%   to  0.90%        11.65%    to   11.65%
2006           961       $1.45  to  $1.45        $1,393         1.93%      0.90%   to  0.90%        19.73%    to   19.73%
2005           746       $1.21  to  $1.21          $903         2.27%      0.90%   to  0.90%         8.69%    to    8.69%
2004           463       $1.11  to  $1.11          $516         0.23%      0.90%   to  0.90%         8.65%    to    8.65%
------------------------------------------------------------------------------------------------------------------------

WF ADV VT OPP
2008         2,051       $0.90  to  $0.90        $1,844         1.92%      0.90%   to  0.90%       (40.64%)   to  (40.64%)
2007         2,303       $1.51  to  $1.51        $3,487         0.62%      0.90%   to  0.90%         5.67%    to    5.67%
2006         2,414       $1.43  to  $1.43        $3,459            --      0.90%   to  0.90%        11.22%    to   11.22%
2005         2,084       $1.29  to  $1.29        $2,685            --      0.90%   to  0.90%         6.84%    to    6.84%
2004         1,705       $1.21  to  $1.21        $2,057            --      0.90%   to  0.90%        17.02%    to   17.02%
------------------------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP GRO
2008         5,442       $0.97  to  $0.97        $5,287            --      0.90%   to  0.90%       (41.95%)   to  (41.95%)
2007         4,798       $1.67  to  $1.67        $8,030            --      0.90%   to  0.90%        12.79%    to   12.79%
2006         3,212       $1.48  to  $1.48        $4,766            --      0.90%   to  0.90%        21.66%    to   21.66%
2005         1,729       $1.22  to  $1.22        $2,109            --      0.90%   to  0.90%         5.29%    to    5.29%
2004         1,029       $1.16  to  $1.16        $1,192            --      0.90%   to  0.90%        12.75%    to   12.75%
------------------------------------------------------------------------------------------------------------------------





   (1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.


   (2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.


   (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    89
       total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.


   (4) New price level operations commenced on July 9, 2004.


   (5) New price level operations commenced on Aug. 30, 2005.


   (6) New price level operations commenced on April 28, 2006.


   (7) New price level operations commenced on Dec. 15, 2006.


   (8) New price level operations commenced on June 11, 2007.


   (9) New price level operations commenced on May 1, 2008.



 90    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY


We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company, (a wholly owned subsidiary of Ameriprise Financial, Inc.) (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of RiverSource Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2008 and 2007, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the consolidated financial statements, in 2008 the Company adopted Statement of Financial Accounting Standards (FAS) No. 157, Fair Value Measurements. Also discussed in Note 3, in 2007 the Company adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109, and American Institute of Certified Public Accountants Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

March 2, 2009


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    91

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)


DECEMBER 31,                                                                2008        2007
 ASSETS
Investments:
Available-for-Sale:
    Fixed maturities, at fair value (amortized cost: 2008, $19,452;
          2007, $21,020)                                                  $18,070     $20,792
    Common and preferred stocks, at fair value (cost: 2008 and 2007,
          $30)                                                                 16          29
Commercial mortgage loans, at cost (less allowance for loan losses:
  2008, $17; 2007, $16)                                                     2,737       2,892
Policy loans                                                                  722         697
Trading securities and other investments                                      452         155
---------------------------------------------------------------------------------------------
       Total investments                                                   21,997      24,565

Cash and cash equivalents                                                   3,307         980
Reinsurance recoverables                                                    1,592       1,290
Amounts due from brokers                                                        3         123
Deferred income taxes, net                                                    599           9
Other accounts receivable                                                      99         119
Accrued investment income                                                     239         252
Deferred acquisition costs                                                  4,424       4,429
Deferred sales inducement costs                                               518         511
Other assets                                                                2,658         609
Separate account assets                                                    41,787      58,070
---------------------------------------------------------------------------------------------
       Total assets                                                       $77,223     $90,957
---------------------------------------------------------------------------------------------

 LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                    $28,753     $26,977
Policy claims and other policyholders' funds                                  172          91
Amounts due to brokers                                                      1,862         361
Other liabilities                                                             910         392
Separate account liabilities                                               41,787      58,070
---------------------------------------------------------------------------------------------
       Total liabilities                                                   73,484      85,891
---------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $30 par value; 100,000 shares authorized, issued and
  outstanding                                                                   3           3
Additional paid-in capital                                                  2,116       2,031
Retained earnings                                                           2,336       3,188
Accumulated other comprehensive loss, net of tax:
    Net unrealized securities losses                                         (678)       (116)
    Net unrealized derivative losses                                          (38)        (40)
---------------------------------------------------------------------------------------------
Total accumulated other comprehensive loss                                   (716)       (156)
---------------------------------------------------------------------------------------------
       Total shareholder's equity                                           3,739       5,066
---------------------------------------------------------------------------------------------
       Total liabilities and shareholder's equity                         $77,223     $90,957
---------------------------------------------------------------------------------------------



See Notes to Consolidated Financial Statements.


 92    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                            2008       2007       2006
 REVENUES
Premiums                                                           $  481     $  485     $  533
Net investment income                                               1,252      1,424      1,622
Policy and contract charges                                         1,352      1,217      1,045
Other revenue                                                         255        255        189
Net realized investment gains (losses)                               (442)        61         51
-----------------------------------------------------------------------------------------------
       Total revenues                                               2,898      3,442      3,440
-----------------------------------------------------------------------------------------------

 BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                      673        760        724
Interest credited to fixed accounts                                   790        847        955
Amortization of deferred acquisition costs                            861        470        356
Separation costs                                                       --         97        131
Other insurance and operating expenses                                692        781        637
-----------------------------------------------------------------------------------------------
       Total benefits and expenses                                  3,016      2,955      2,803
-----------------------------------------------------------------------------------------------
Pretax income (loss)                                                 (118)       487        637
Income tax provision (benefit)                                       (189)        53        129
-----------------------------------------------------------------------------------------------
    Net income                                                     $   71     $  434     $  508
-----------------------------------------------------------------------------------------------



See Notes to Consolidated Financial Statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    93

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                             2008        2007        2006
 CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                         $    71     $   434     $   508
Adjustments to reconcile net income to net cash provided by
  operating activities:
    Capitalization of deferred acquisition costs and deferred
          sales inducement costs                                      (679)       (828)       (813)
    Amortization of deferred acquisition costs and deferred sales
          inducement costs                                             982         523         404
    Premium and discount amortization on Available-for-Sale             57          70          75
    Deferred income taxes, net                                        (234)         83         121
    Contractholder and policyholder charges, non-cash                 (248)       (206)       (220)
    Net realized investment losses (gains)                             442         (61)        (51)
Change in operating assets and liabilities:
    Trading securities and equity method investments, net             (110)        166         320
    Future policy benefits for traditional life, disability
          income and long term care insurance                          308         275         274
    Policy claims and other policyholders' funds                        81           2           3
    Reinsurance recoverables                                          (302)       (153)       (154)
    Other accounts receivable                                           20         (28)        (27)
    Accrued investment income                                           14          49          21
    Other assets and liabilities, net                                1,623          22         (76)
--------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                            2,025         348         385
--------------------------------------------------------------------------------------------------

 CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
    Proceeds from sales                                                246       3,020       1,895
    Maturities, sinking fund payments and calls                      2,510       1,908       2,014
    Purchases                                                       (1,684)       (677)     (1,416)
Other investments, excluding policy loans:
    Proceeds from sales, maturities, sinking fund payments and
          calls                                                        282         473         513
    Purchases                                                         (250)       (504)       (441)
Change in policy loans, net                                            (25)        (47)        (36)
--------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY INVESTING ACTIVITIES                            1,079       4,173       2,529
--------------------------------------------------------------------------------------------------

 CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-type insurance:
    Considerations received                                          2,913       1,093       1,267
    Net transfers from (to) separate accounts                           91         (50)       (307)
    Surrenders and other benefits                                   (2,931)     (3,838)     (3,688)
Other                                                                  (77)         (8)         --
Tax adjustment of share-based incentive compensation plan                2           2           1
Cash dividend to Ameriprise Financial, Inc.                           (775)       (900)       (300)
--------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                 (777)     (3,701)     (3,027)
--------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                 2,327         820        (113)
Cash and cash equivalents at beginning of year                         980         160         273
--------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                           $ 3,307     $   980     $   160
--------------------------------------------------------------------------------------------------

Supplemental Disclosures:
    Income taxes paid (received), net                              $   168     $    (4)    $    64
    Interest paid on borrowings                                         --          --           1



See Notes to Consolidated Financial Statements.


 94    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2008
(IN MILLIONS)

                                                              ADDITIONAL                    ACCUMULATED OTHER
                                                  COMMON        PAID-IN       RETAINED        COMPREHENSIVE
                                                   STOCK        CAPITAL       EARNINGS        INCOME/(LOSS)         TOTAL
--------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2005                       $ 3         $2,020         $3,580             $(131)           $ 5,472
Comprehensive income:
    Net income                                       --             --            508                --                508
    Other comprehensive income (loss), net
          of tax:
       Change in net unrealized securities
                 losses                              --             --             --               (77)               (77)
       Change in net unrealized derivative
                 losses                              --             --             --                (1)                (1)
                                                                                                                    ------
Total comprehensive income                                                                                             430
Tax adjustment of share-based incentive
  compensation plan                                  --              1             --                --                  1
Cash dividends to Ameriprise Financial,
  Inc.                                               --             --           (300)               --               (300)
--------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2006                       $ 3         $2,021         $3,788             $(209)           $ 5,603
Change in accounting principles, net of tax          --             --           (134)               --               (134)
Comprehensive income:
    Net income                                       --             --            434                --                434
    Other comprehensive income (loss), net
          of tax:
       Change in net unrealized securities
                 losses                              --             --             --                52                 52
       Change in net unrealized derivative
                 losses                              --             --             --                 1                  1
                                                                                                                    ------
Total comprehensive income                                                                                             487
Tax adjustment of share-based incentive
  compensation plan                                  --              2             --                --                  2
Cash dividends to Ameriprise Financial,
  Inc.                                               --             --           (900)               --               (900)
Non-cash capital contribution from
  Ameriprise Financial, Inc.                         --              8             --                --                  8
--------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2007                       $ 3         $2,031         $3,188             $(156)           $ 5,066
Change in accounting principles, net of tax          --             --            (30)               --                (30)
Comprehensive income:
    Net income                                       --             --             71                --                 71
    Other comprehensive income (loss), net
          of tax:
       Change in net unrealized securities
                 losses                              --             --             --              (562)              (562)
       Change in net unrealized derivative
                 losses                              --             --             --                 2                  2
                                                                                                                    ------
Total comprehensive loss                                                                                              (489)
Tax adjustment of share-based incentive
  compensation plan                                  --              2             --                --                  2
Cash dividends to Ameriprise Financial,
  Inc.                                               --             --           (775)               --               (775)
Non-cash capital contribution from
  Ameriprise Financial, Inc.                         --             83             --                --                 83
Non-cash dividend to Ameriprise Financial,
  Inc.                                               --             --           (118)               --               (118)
--------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2008                       $ 3         $2,116         $2,336             $(716)           $ 3,739
--------------------------------------------------------------------------------------------------------------------------



See Notes to Consolidated Financial Statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    95

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION
Nature of Business
RiverSource Life Insurance Company is a stock life insurance company with one wholly owned operating subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

- RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

- RiverSource Life of NY is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, North Dakota and Delaware. RiverSource Life of NY issues insurance and annuity products.

On December 31, 2008, Ameriprise Financial contributed all of the issued and outstanding shares of RiverSource Tax Advantaged Investments, Inc. ("RiverSource Tax Adv. Inv.") to RiverSource Life Insurance Company. RiverSource Tax Adv. Inv. is domiciled in Delaware and is a limited partner in affordable housing partnership investments.

RiverSource Life Insurance Company and its two subsidiaries are referred to collectively in these notes as "RiverSource Life".

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Through 2007, RiverSource Life was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. The separation from American Express was completed in 2007.

RiverSource Life's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on an increase in a broad-based stock market index. RiverSource Life issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. RiverSource Life issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under RiverSource Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and its wholly owned subsidiaries, RiverSource Life of NY and RiverSource Tax Adv. Inv. All significant intercompany accounts and transactions have been eliminated in consolidation.

RESTATEMENT FOR CONSOLIDATION OF RIVERSOURCE TAX ADV. INV.
The consolidated financial statements give effect to the RiverSource Tax Adv. Inv. transfer as a pooling of interests for entities under common control. Prior periods have been restated to include the accounts of RiverSource Tax Adv. Inv. using the

 96    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

pooling of interests method in order to be comparable to the current year. Following are the amounts related to RiverSource Tax Adv. Inv. which are included in RiverSource Life's consolidated financial statements:

                                                                    ------------------------
                                                                           DECEMBER 31
(IN MILLIONS)                                                       2008      2007      2006
--------------------------------------------------------------------------------------------
Total revenues                                                      $(31)     $(33)     $(41)
Net income                                                            11        13        22
Shareholder's equity: Retained earnings                              239       347       334


RECLASSIFICATIONS
The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 13. Certain reclassifications of prior year amounts have been made to conform to the current presentation. In the second quarter of 2008, RiverSource Life reclassified the mark-to-market adjustment on certain derivatives from net investment income to various expense lines where the mark-to-market adjustment on the related embedded derivative resides. The mark-to-market adjustment on derivatives hedging variable annuity living benefits and equity indexed annuities were reclassified to benefits, claims, losses and settlement expenses and interest credited to fixed accounts, respectively.

The following table shows the impact of the reclassification of the mark-to-market adjustment and the effect of the pooling of interests of RiverSource Tax. Adv. Inv. made to RiverSource Life's previously reported Consolidated Statements of Income.

                                                                                    YEAR ENDED DECEMBER 31,
                                                                                             2006
                                                        YEAR ENDED DECEMBER 31,
                                                                 2007
------------------------------------------------------------------------------------------------------------
                                                       PREVIOUSLY   RESTATED AND   PREVIOUSLY   RESTATED AND
(IN MILLIONS)                                           REPORTED    RECLASSIFIED    REPORTED    RECLASSIFIED
------------------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                 $  485        $  485        $  533        $  533
Net investment income                                     1,555         1,424         1,657         1,622
Policy and contract charges                               1,217         1,217         1,045         1,045
Other revenue                                               255           255           189           189
Net realized investment gain                                 61            61            51            51
------------------------------------------------------------------------------------------------------------
    Total revenues                                        3,573         3,442         3,475         3,440
------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses            855           760           705           724
Interest credited to fixed accounts                         850           847           968           955
Amortization of deferred acquisition costs                  470           470           356           356
Separation costs                                             97            97           131           131
Other insurance and operating expenses                      781           781           637           637
------------------------------------------------------------------------------------------------------------
    Total benefits and expenses                           3,053         2,955         2,797         2,803
------------------------------------------------------------------------------------------------------------

Pretax income                                               520           487           678           637
Income tax provision                                         99            53           192           129
------------------------------------------------------------------------------------------------------------
NET INCOME                                               $  421        $  434        $  486        $  508
------------------------------------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
PRINCIPLES OF CONSOLIDATION
RiverSource Life consolidates all entities in which it holds a greater than 50% voting interest or when certain conditions are met for variable interest entities ("VIEs") and limited partnerships, except for immaterial seed money investments in separate accounts, which are accounted for as trading securities. Entities in which RiverSource Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. Additionally, other investments in hedge funds in which RiverSource Life holds an interest that is less than 50% are accounted for under the equity method. All other investments that are not reported at fair value as Available-for-Sale or trading securities are accounted for under the cost method where RiverSource Life owns less than a 20% voting interest and does not exercise significant influence.

RiverSource Life consolidates all VIEs for which it is considered to be the primary beneficiary. The determination as to whether an entity is a VIE is based on the amount and nature of RiverSource Life's equity investment in the entity. RiverSource Life also considers other characteristics such as the ability to influence the decision making about the entity's activities and how the entity is financed. The determination as to whether RiverSource Life is considered to be the primary beneficiary is based on whether RiverSource Life will absorb a majority of the VIE's expected losses, receive a majority of the VIE's expected residual return, or both. There were no consolidated VIEs as of December 31, 2008, 2007 and 2006. See Note 5 for additional information about RiverSource Life's VIEs.


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AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS
Investments consist of the following:

AVAILABLE-FOR-SALE SECURITIES
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in consolidated results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. RiverSource Life regularly reviews Available-for-Sale securities for impairments in value considered to be other-than-temporary. The cost basis of securities that are determined to be other-than-temporarily impaired is written down to current fair value with a corresponding charge to net income. A write-down for impairment can be recognized for both credit-related events and for change in fair value due to changes in interest rates. Once a security is written down to fair value through net income, any subsequent recovery in value cannot be recognized in net income until the principal is returned.

Factors RiverSource Life considers in determining whether declines in the fair value of fixed-maturity securities are other-than-temporary include: 1) the extent to which the market value is below amortized cost; 2) RiverSource Life's ability and intent to hold the investment for a sufficient period of time for it to recover to an amount at least equal to its carrying value; 3) the duration of time in which there has been a significant decline in value; 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and 5) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. For structured investments (e.g., mortgage backed securities), RiverSource Life also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments, cumulative loss projections and discounted cash flows in assessing potential other-than-temporary impairment of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management. Other-than-temporary impairment charges are recorded in net realized investment gains (losses) within the Consolidated Statements of Income.

See Note 11 for information regarding the fair values of assets and liabilities.

COMMERCIAL MORTGAGE LOANS, NET
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over (i) present value of its expected principal and interest payments discounted at the loan's effective interest rate, or (ii) the fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

POLICY LOANS
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.


 98    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

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TRADING SECURITIES AND OTHER INVESTMENTS
Included in trading securities and other investments are separate account and mutual fund seed money, equity method investments in hedge funds, trading bonds, interests in affordable housing partnerships and below investment grade syndicated bank loans. Separate account and mutual fund seed money is carried at fair value with changes in value recognized within net investment income. Affordable housing partnerships and investments in hedge funds are accounted for under the equity method. Below investment grade syndicated bank loans reflect amortized cost less allowance for losses.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premium paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life, long term care ("LTC") and DI reinsurance premium, net of change in any prepaid reinsurance asset, is reported as a reduction of premiums. Fixed and variable universal life reinsurance premium is reported as a reduction of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life also assumes life insurance and fixed annuity business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 7 for additional information on reinsurance.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. See Note 11 for information regarding RiverSource Life's fair value measurement of derivative instruments. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. RiverSource Life occasionally designates derivatives as (1) hedges of changes in the fair value of assets, liabilities, or firm commitments ("fair value hedges") or (2) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedges").

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives hedging variable annuity living benefits and equity indexed annuities are included within benefits, claims, losses and settlement expenses and interest credited to fixed accounts, respectively. Changes in fair value of all other derivatives is a component of net investment income.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as of the corresponding hedged assets, liabilities or firm commitments, are recognized in current earnings. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivative instruments are reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported currently in earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) may be recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

Derivative instruments that are entered into for hedging purposes are designated as such at the time RiverSource Life enters into the contract. For all derivative instruments that are designated for hedging activities, RiverSource Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships.

                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    99

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Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. RiverSource Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, RiverSource Life will discontinue the application of hedge accounting.

The equity component of the equity indexed annuity obligations are considered embedded derivatives. Additionally, certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The change in fair value of the equity indexed annuity embedded derivatives is reflected in the interest credited to fixed accounts. The changes in the fair value of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life's consolidated results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life typically uses a mean reversion process as a guideline in setting near-term equity asset growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. In the fourth quarter of 2008, RiverSource Life decided to constrain near-term equity growth rates below the level suggested by mean reversion. This constraint is based on RiverSource Life's analysis of historical equity returns

 100    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

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--------------------------------------------------------------------------------


following downturns in the market. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimates will typically be less than in a period when growth rates fall short of near-term estimate.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholder and variable life insurance policyholders. RiverSource Life receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

FIXED ANNUITIES AND VARIABLE ANNUITY GUARANTEES
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, equity indexed annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life offers contracts containing GMWB and GMAB provisions and, until May 2007, RiverSource Life offered contracts containing guaranteed minimum income benefit ("GMIB") provisions. As a result of the recent market decline, the amount by which guarantees exceed the accumulation value has increased significantly.

In determining the liabilities for variable annuity death benefits, GMIB and the life contingent benefits associated with GMWB, RiverSource Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions are determined in the same way as the liability for variable annuity death benefits. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.


                              RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    101

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Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2008, depending on year of issue, with an average rate of approximately 5.8%.

Liabilities for equity indexed annuities are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

LIFE, DISABILITY INCOME AND LONG TERM CARE INSURANCE
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2008, with an average rate of 4.8%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2008, with an average rate of 4.1%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2008, depending on policy form, issue year and policy duration. Anticipated interest rates for DI vary by plan and were 7.5% and 6.0% at policy issue grading to 5.0% over five years and 4.5% over 20 years, respectively. Anticipated discount rates for LTC vary by plan and were 5.8% at December 31, 2008 and range from 5.9% to 6.3% over 40 years.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverable.

SOURCES OF REVENUE
RiverSource Life's principal sources of revenue include premium revenues, net investment income and policy and contract charges.

PREMIUM REVENUES
Premium revenues include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

NET INVESTMENT INCOME
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans and policy loans, mark-to-market adjustment on trading securities and certain derivatives and pro-rata share of net income or loss of equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.


 102    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

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--------------------------------------------------------------------------------

POLICY AND CONTRACT CHARGES
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

NET REALIZED INVESTMENT GAINS (LOSSES)
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses primarily include expenses allocated to RiverSource Life from its parent, Ameriprise Financial, for RiverSource Life's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory.

INCOME TAXES
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from various taxing jurisdictions in connection with its operations. RiverSource Life provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the consolidated financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes. Among RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

RiverSource Life is required to establish a valuation allowance for any portion of deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, a) future taxable income exclusive of reversing temporary differences and carryforwards, b) future reversals of existing taxable temporary differences, c) taxable income in prior carryback years, and d) tax planning strategies.

3. RECENT ACCOUNTING PRONOUNCEMENTS


In January 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position ("FSP") Emerging Issues Task Force ("EITF") No. 99-20-1 "Amendments to the Impairment Guidance of EITF Issue No. 99-20" ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the impairment guidance in EITF 99-20 to be more consistent with other impairment models used for debt securities. FSP EITF 99-20-1 is effective prospectively for reporting periods ending after December 15, 2008. The adoption of FSP EITF 99-20-1 did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

In December 2008, the FASB issued FSP FAS 140-4 and FASB Interpretation No. ("FIN") 46(R)-8 "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP 140-4"), which is effective for the first reporting period ending after December 15, 2008. This FSP requires additional disclosure related to transfers of financial assets and variable interest entities. RiverSource Life applied the disclosure requirements of this FSP as of December 31, 2008.

In November 2008, the FASB issued EITF No. 08-6 "Equity Method Investments Accounting Considerations" ("EITF 08-6"), which is effective for the first annual reporting period beginning on or after December 15, 2008. EITF 08-6 clarifies the effects of the issuance of Statement of Financial Accounting Standards ("SFAS") No. 141 (revised 2007) "Business Combinations" ("SFAS 141(R)") and SFAS No. 160 "Noncontrolling Interests in Consolidated Financial Statements-an amendment of ARB

                              RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    103

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No. 51" ("SFAS 160"). See further information on the issuance of SFAS 141(R) and
SFAS 160 below. RiverSource Life will apply EITF 08-6 to any transactions within scope occurring after December 31, 2008.

In November 2008, the FASB issued EITF No. 08-7 "Accounting for Defensive Intangible Assets" ("EITF 08-7"), which is effective for the first annual reporting period beginning on or after December 15, 2008. EITF 08-7 provides guidance on intangible assets acquired after the effective date of SFAS 141(R) that an entity does not intend to actively use but intends to hold to prevent others from using. RiverSource Life will apply EITF 08-7 to any transactions within scope occurring after December 31, 2008.

In October 2008, the FASB issued FSP FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP 157-3"), which was effective upon issuance, including prior periods for which financial statements have not been issued. FSP 157-3 clarifies the application of SFAS No. 157 "Fair Value Measurements" ("SFAS 157") in a market that is not active and provides an example of key considerations to determine the fair value of financial assets when the market for those assets is not active. The adoption of FSP 157-3 did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

In March 2008, the FASB issued SFAS No. 161 "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("SFAS 161"). SFAS 161 intends to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures about their impact on an entity's financial position, financial performance and cash flows. SFAS 161 requires disclosures regarding the objectives for using derivative instruments, the fair value of derivative instruments and their related gains and losses, and the accounting for derivatives and related hedged items. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008, with early adoption permitted. RiverSource Life is currently evaluating the impact of SFAS 161 on its disclosures. RiverSource Life's adoption of SFAS 161 will not impact its consolidated financial condition and results of operations.

In December 2007, the FASB issued SFAS 141(R), which establishes principles and requirements for how an acquirer recognizes and measures the identifiable assets acquired, the liabilities assumed, any noncontrolling interest in an acquiree, and goodwill acquired. SFAS 141(R) also requires an acquirer to disclose information about the financial effects of a business combination. SFAS 141(R) is effective prospectively for business combinations with an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with early adoption prohibited. RiverSource Life will apply the standard to any business combinations within the scope of SFAS 141(R) occurring after December 31, 2008.

In December 2007, the FASB issued SFAS No. 160, which establishes the accounting and reporting for ownership interest in subsidiaries not attributable, directly or indirectly, to a parent. SFAS 160 requires that noncontrolling (minority) interests be classified as equity (instead of as a liability) within the consolidated balance sheets, and net income attributable to both the parent and the noncontrolling interest be disclosed on the face of the consolidated statements of income. SFAS 160 is effective for fiscal years beginning after December 15, 2008, and interim periods within those years with early adoption prohibited. The provisions of SFAS 160 are to be applied prospectively, except for the presentation and disclosure requirements which are to be applied retrospectively to all periods presented. RiverSource Life is currently evaluating the impact of SFAS 160 on its consolidated financial condition and results of operations.

In September 2006, the FASB issued SFAS 157 which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 that require retrospective application. Any retrospective application will be recognized as a cumulative effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life adopted SFAS 157 effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $30 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives RiverSource Life uses to hedge its exposure to market risk related to certain variable annuity riders. RiverSource Life initially recorded these derivatives in accordance with EITF Issue No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities" ("EITF 02-3"). SFAS 157 nullifies the guidance in EITF 02-3 and requires these derivatives to be marked to the price RiverSource Life would receive to sell the derivatives to a market participant (an exit price). The adoption of SFAS 157 also resulted in adjustments to the fair value of RiverSource Life's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, RiverSource Life considered the assumptions participants in a hypothetical market would make to determine an exit

 104    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------


price. As a result, RiverSource Life adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk and expenses and adjusting the rate used to discount expected cash flows to reflect a current market estimate of RiverSource Life's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $4 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of RiverSource Life not fulfilling these liabilities. As RiverSource Life's estimate of this credit spread widens or tightens, the liability will decrease or increase.

In accordance with FSP FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP 157-2"), RiverSource Life deferred the adoption of SFAS 157 until January 1, 2009 for all nonfinancial assets and nonfinancial liabilities, except for those that are recognized or disclosed at fair value in the financial statements on a recurring basis. See Note 11 for additional information regarding the fair values of RiverSource Life's assets and liabilities.

In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life's consolidated financial condition and results of operations was not material.

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting for DAC associated with an insurance or annuity contract that is significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life adopted SOP 05-1 resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-1, RiverSource Life recorded as a cumulative change in accounting principle $206 million, reducing DAC by $204 million, DSIC by $11 million and liabilities for future policy benefits by $9 million. The after-tax decrease to retained earnings for these changes was $134 million.

4. INVESTMENTS


AVAILABLE-FOR-SALE SECURITIES

The following is a summary of Available-for-Sale securities by type:

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN MILLIONS)                    COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $12,030        $ 86         $(1,123)      $10,993
Mortgage and other asset backed securities                  6,961          98            (454)        6,605
U.S. government and agencies obligations                      200          11              --           211
State and municipal obligations                               164           1             (20)          145
Foreign government bonds and obligations                       95          16              (4)          107
Structured investments(a)                                       2           7              --             9
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                     19,452         219          (1,601)       18,070
Common and preferred stocks                                    30          --             (14)           16
-------------------------------------------------------------------------------------------------------------
  Total                                                   $19,482        $219         $(1,615)      $18,086
-------------------------------------------------------------------------------------------------------------



(a)  Includes unconsolidated collateralized debt obligations.



                              RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    105

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2007
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN MILLIONS)                    COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $12,870        $112          $(307)       $12,675
Mortgage and other asset backed securities                  7,637          33            (84)         7,586
U.S. government and agencies obligations                      249           7             (1)           255
State and municipal obligations                               165           3             (6)           162
Foreign government bonds and obligations                       97          15             --            112
Structured investments(a)                                       2          --             --              2
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                     21,020         170           (398)        20,792
Common and preferred stocks                                    30          --             (1)            29
-------------------------------------------------------------------------------------------------------------
  Total                                                   $21,050        $170          $(399)       $20,821
-------------------------------------------------------------------------------------------------------------


(a)  Includes unconsolidated collateralized debt obligations.

At December 31, 2008 and 2007, fixed maturity securities comprised approximately 82% and 85%, respectively, of RiverSource Life's total investments. These securities were rated by Moody's Investors Service ("Moody's") and Standard & Poor's ("S&P"), except for approximately $1.1 billion and $1.3 billion of securities at December 31, 2008 and 2007, respectively, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating was used. A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2008                         DECEMBER 31, 2007
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN MILLIONS, EXCEPT              AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                        $ 7,038       $ 6,779          38%        $ 7,854       $ 7,815          38%
AA                                           1,071         1,017           6           2,046         2,029          10
A                                            4,132         3,883          21           3,973         3,938          19
BBB                                          5,901         5,388          30           5,586         5,514          26
Below investment grade                       1,310         1,003           5           1,561         1,496           7
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                   $19,452       $18,070         100%        $21,020       $20,792         100%
--------------------------------------------------------------------------------------------------------------------------


At December 31, 2008 and 2007, approximately 44% and 45%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

                                                                         DECEMBER 31, 2008
                                        ----------------------------------------------------------------------------------
(IN MILLIONS)                               LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES                   VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                  $5,086         $(372)       $3,309        $  (751)      $ 8,395       $(1,123)
Mortgage and other asset backed
securities                                    879          (139)        1,457           (315)        2,336          (454)
U.S. government and agencies
obligations                                    --            --            11             --            11            --
State and municipal obligations                17            (1)           78            (19)           95           (20)
Foreign government bonds and
obligations                                    20            (4)           --             --            20            (4)
Common and preferred stock                     --            --            16            (14)           16           (14)
--------------------------------------------------------------------------------------------------------------------------
  Total                                    $6,002         $(516)       $4,871        $(1,099)      $10,873       $(1,615)
--------------------------------------------------------------------------------------------------------------------------



                                                                         DECEMBER 31, 2007
                                        ----------------------------------------------------------------------------------
(IN MILLIONS)                               LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES                   VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                  $1,477         $(45)        $ 7,083        $(262)       $ 8,560        $(307)
Mortgage and other asset backed
securities                                    888          (15)          4,219          (69)         5,107          (84)
U.S. government and agencies
obligations                                    --           --             154           (1)           154           (1)
State and municipal obligations                47           (4)             63           (2)           110           (6)
Foreign government bonds and
obligations                                    --           --               2           --              2           --
Common and preferred stock                     29           (1)             --           --             29           (1)
--------------------------------------------------------------------------------------------------------------------------
  Total                                    $2,441         $(65)        $11,521        $(334)       $13,962        $(399)
--------------------------------------------------------------------------------------------------------------------------




 106    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, RiverSource Life considers the extent to which amortized costs exceeds fair value and the duration of that difference. The following table summarizes the unrealized losses by ratio of fair value to amortized cost:

                                                                DECEMBER 31, 2008
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
                                                        GROSS                                     GROSS
RATIO OF FAIR VALUE       NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
TO AMORTIZED COST        SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
95% -- 100%                  191         $3,181         $ (75)          69         $1,068        $   (23)        260
90% -- 95%                    98          1,667          (129)          48          1,001            (86)        146
80% -- 90%                    62            747          (119)          82          1,465           (271)        144
Less than 80%                 47            407          (193)         150          1,337           (719)        197
------------------------------------------------------------------------------------------------------------------------
  Total                      398         $6,002         $(516)         349         $4,871        $(1,099)        747
------------------------------------------------------------------------------------------------------------------------
                             DECEMBER 31, 2008
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
                                          GROSS
RATIO OF FAIR VALUE         FAIR       UNREALIZED
TO AMORTIZED COST           VALUE        LOSSES
--------------------------------------------------
95% -- 100%                $ 4,249       $   (98)
90% -- 95%                   2,668          (215)
80% -- 90%                   2,212          (390)
Less than 80%                1,744          (912)
--------------------------------------------------
  Total                    $10,873       $(1,615)
--------------------------------------------------



                                                                DECEMBER 31, 2007
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
                                                        GROSS                                     GROSS
RATIO OF FAIR VALUE       NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
TO AMORTIZED COST        SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
95% -- 100%                  164         $2,015         $(25)          486         $10,169        $(180)         650
90% -- 95%                    31            305          (22)           48             811          (57)          79
80% -- 90%                     4            121          (18)           32             461          (66)          36
Less than 80%                  1             --           --            10              80          (31)          11
------------------------------------------------------------------------------------------------------------------------
  Total                      200         $2,441         $(65)          576         $11,521        $(334)         776
------------------------------------------------------------------------------------------------------------------------
                             DECEMBER 31, 2007
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
                                          GROSS
RATIO OF FAIR VALUE         FAIR       UNREALIZED
TO AMORTIZED COST           VALUE        LOSSES
--------------------------------------------------
95% -- 100%                $12,184        $(205)
90% -- 95%                   1,116          (79)
80% -- 90%                     582          (84)
Less than 80%                   80          (31)
--------------------------------------------------
  Total                    $13,962        $(399)
--------------------------------------------------


As part of RiverSource Life's ongoing monitoring process, management determined that a majority of the increase in gross unrealized losses on its Available-for-Sale securities in 2008 was attributable primarily to widening of credit spreads across sectors. A majority of the unrealized losses for the year ended December 31, 2008 related to corporate debt securities and mortgage backed and asset backed securities. From an overall perspective, the gross unrealized losses were not concentrated in any individual industries or with any individual securities. The securities with a fair value to amortized cost ratio of 80%-90% primarily related to the banking, communications, energy, and utility industries. The total gross unrealized loss related to the banking industry was $91 million. The securities with a fair value to amortized cost ratio of less than 80% primarily relate to the consumer cyclical, communications, real estate investment trusts, and consumer non-cyclical industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage backed securities, was $34 million. The securities related to this issuer have a fair value to amortized cost ratio of 65% and have been in an unrealized loss position for more than 12 months. RiverSource Life believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value. In addition, RiverSource Life has the ability and intent to hold these securities until anticipated recovery which may not be until maturity.

RiverSource Life regularly reviews Available-for-Sale securities for impairments in value considered to be other-than-temporary. See Note 2 for additional information regarding RiverSource Life's evaluation of potential other-than-temporary impairments.

RiverSource Life's total mortgage and asset backed exposure at December 31, 2008 was $6.6 billion which included $3.5 billion of residential mortgage backed securities and $2.4 billion of commercial mortgage backed securities. At December 31, 2008, residential mortgage backed securities included $3.0 billion of agency-backed securities, $0.3 billion of Alt-A securities, and $0.2 billion of prime, non-agency securities. With respect to the Alt-A securities, the vast majority are rated AAA. None of the structures are levered, and the majority of the AAA-rated holdings are "super senior" bonds, meaning they have more collateral support or credit enhancement than required to receive a AAA rating. The prime, non-agency securities are a seasoned portfolio, almost entirely 2005 and earlier production, with the vast majority AAA-rated. With regard to asset backed securities, RiverSource Life's exposure at December 31, 2008 was $0.7 billion, which included $0.1 billion of securities backed by subprime collateral. These securities are predominantly AAA-rated bonds backed by seasoned, traditional, first lien collateral. Holdings include both floating rate and short-duration, fixed securities. RiverSource Life has no other structured or hedge fund investments with exposure to subprime residential mortgages.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and

                              RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    107

RiverSource Life Insurance Company

--------------------------------------------------------------------------------


(iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the components of the net unrealized securities gains (losses), net of tax, included in accumulated other comprehensive loss:

(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net unrealized securities losses at January 1                      $(116)        $(168)        $ (91)
Holding (losses) gains, net of tax of $405, $38 and $63,
respectively                                                        (754)           70          (116)
Reclassification of realized gains, net of tax of $3, $16 and
$17, respectively                                                     (5)          (28)          (33)
DAC, net of tax of $80, $5 and $15, respectively                     148            (7)           29
DSIC, net of tax of $11, nil and $2, respectively                     21            (1)            3
Fixed annuity liabilities, net of tax of $15, $11 and $22,
respectively                                                          28            18            40
-------------------------------------------------------------------------------------------------------
  Net unrealized securities losses at December 31                  $(678)        $(116)        $(168)
-------------------------------------------------------------------------------------------------------


Available-for-Sale securities by maturity at December 31, 2008 were as follows:

                                                                         AMORTIZED       FAIR
(IN MILLIONS)                                                              COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                       $   830       $   824
Due after one year through five years                                       7,229         6,718
Due after five years through 10 years                                       3,112         2,707
Due after 10 years                                                          1,318         1,207
-------------------------------------------------------------------------------------------------
                                                                           12,489        11,456
Mortgage and other asset backed securities                                  6,961         6,605
Structured investments                                                          2             9
Common and preferred stocks                                                    30            16
-------------------------------------------------------------------------------------------------
  Total                                                                   $19,482       $18,086
-------------------------------------------------------------------------------------------------


The expected payments on mortgage and other asset backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as common and preferred stocks, were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Sales                                                             $   246       $3,020        $ 1,895
Maturities, sinking fund payments and calls                         2,510        1,908          2,014
Purchases                                                          (1,684)        (677)        (1,416)


Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Gross realized investment gains                                    $  13         $ 64          $ 61
Gross realized investment losses                                      (6)         (20)          (10)
Other-than-temporary impairments                                    (440)          (4)           --


The $440 million of other-than-temporary impairments in 2008 primarily related to credit-related losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities. The $4 million of other-than-temporary impairments in 2007 related to corporate debt securities in the publishing and home building industries which were downgraded in 2007.

At December 31, 2008 and 2007, bonds carried at $6 million and $7 million, respectively, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS, NET

The following is a summary of commercial mortgage loans:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2008          2007
-------------------------------------------------------------------------------------------------
Commercial mortgage loans                                                 $2,754        $2,908
Less: allowance for loan losses                                              (17)          (16)
-------------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                            $2,737        $2,892
-------------------------------------------------------------------------------------------------




 108    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Commercial mortgage loans are first mortgages on real estate. RiverSource Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan.

The balances of and changes in the allowance for loan losses were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                                $16          $ 37           $41
Provision for loan losses                                             1           (21)           --
Foreclosures, write-offs and loan sales                              --            --            (4)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                              $17          $ 16           $37
-------------------------------------------------------------------------------------------------------


Concentrations of credit risk of commercial mortgage loans by region were as follows:

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
(IN MILLIONS)                                                     2008                        2007
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
                                                           SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Commercial mortgage loans by U.S. region
Atlantic                                                  $  880          $ 3         $  922         $ 22
North Central                                                629           10            687           33
Pacific                                                      463           20            461           21
Mountain                                                     319           10            343            9
South Central                                                287           --            298            8
New England                                                  176           --            197            8
-------------------------------------------------------------------------------------------------------------
                                                           2,754           43          2,908          101
Less: allowance for loan losses                              (17)          --            (16)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                   $2,737          $43         $2,892         $101
-------------------------------------------------------------------------------------------------------------


Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
(IN MILLIONS)                                                     2008                        2007
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
                                                           SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Commercial mortgage loans by property type
Office buildings                                          $  777          $18         $  874         $ 12
Shopping centers and retail                                  869           23            860           66
Apartments                                                   383           --            419            8
Industrial buildings                                         485            2            510            9
Hotels and motels                                             76           --             78           --
Medical buildings                                             32           --             42           --
Mixed use                                                     50           --             52            1
Other                                                         82           --             73            5
-------------------------------------------------------------------------------------------------------------
                                                           2,754           43          2,908          101
Less: allowance for loan losses                              (17)          --            (16)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                   $2,737          $43         $2,892         $101
-------------------------------------------------------------------------------------------------------------


Commitments to fund commercial mortgages were made in the ordinary course of business. The funding commitments at December 31, 2008 and 2007 approximate fair value.

BELOW INVESTMENT GRADE SYNDICATED BANK LOANS, NET
The following is a summary of below investment grade syndicated bank loans:

                                                                              DECEMBER 31,
                                                                       --------------------------
                                                                       --------------------------
(IN MILLIONS)                                                              2008          2007
-------------------------------------------------------------------------------------------------
Below investment grade syndicated bank loans                               $260           $62
Less: allowance for loan losses                                             (12)           (4)
-------------------------------------------------------------------------------------------------
Net below investment grade syndicated bank loans                           $248           $58
-------------------------------------------------------------------------------------------------


Below investment grade syndicated bank loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.


                              RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    109

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Trading SecuritiesNet recognized gains related to trading securities were $10 million at December 31, 2008 and net recognized losses were $24 million and $36 million for the years ended December 31, 2007 and 2006, respectively.

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                        $1,043        $1,187        $1,409
Income on commercial mortgage loans                                  173           173           181
Trading securities and other investments                              55            82            51
-------------------------------------------------------------------------------------------------------
                                                                   1,271         1,442         1,641
Less: Investment expenses                                             19            18            19
-------------------------------------------------------------------------------------------------------
  Total                                                           $1,252        $1,424        $1,622
-------------------------------------------------------------------------------------------------------


Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                   $(433)         $40           $50
Commercial mortgage loans                                             (1)          --             1
Trading securities and other investments                              (8)          --            --
Reduction in the allowance for loan losses                            --           21            --
-------------------------------------------------------------------------------------------------------
  Total                                                            $(442)         $61           $51
-------------------------------------------------------------------------------------------------------


5. VARIABLE INTEREST ENTITIES


RiverSource Tax Adv. Inv., a subsidiary of RiverSource Life Insurance Company, has variable interests in affordable housing partnerships for which it is not the primary beneficiary and, therefore, does not consolidate.

RiverSource Tax Adv. Inv.'s maximum exposure to loss as a result of its investment in the affordable housing partnerships is limited to the carrying values. RiverSource Tax Adv. Inv. has no obligation to provide further financial or other support to the affordable housing partnerships nor has RiverSource Tax Adv. Inv. provided any additional support to the affordable housing partnerships. RiverSource Life had no liabilities recorded as of December 31, 2008 and 2007 related to the affordable housing partnerships.

RiverSource Tax Adv. Inv. is a limited partner in affordable housing partnerships which qualify for government sponsored low income housing tax credit programs. In most cases, RiverSource Tax Adv. Inv. has less than 50% interest in the partnerships sharing in benefits and risks with other limited partners in proportion to RiverSource Tax Adv. Inv.'s ownership interest. In the limited cases in which RiverSource Tax Adv. Inv. has a greater than 50% interest in affordable housing partnerships, it was determined that the relationship with the general partner is an agent relationship and the general partner was most closely related to the partnership as it is the key decision maker and controls the operations. The carrying values are reflected in trading securities and other investments and were $54 million and $88 million as of December 31, 2008 and 2007, respectively.

6. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS


During the third quarter of 2008, RiverSource Life completed the annual detailed review of valuation assumptions. In addition, during the third quarter of 2008, RiverSource Life converted to a new industry standard valuation system that provides enhanced modeling capabilities.

The total pretax impacts on RiverSource Life's assets and liabilities attributable to the review of valuation assumptions and the valuation system conversion during the third quarter of 2008 and the review of the valuation assumptions during the third quarter of 2007 and 2006 were as follows:

                                                                                                 FUTURE
BALANCE SHEET IMPACT                   REINSURANCE                                  OTHER        POLICY         OTHER
DEBIT (CREDIT) (IN MILLIONS)          RECOVERABLES       DAC          DSIC         ASSETS       BENEFITS     LIABILITIES
------------------------------------------------------------------------------------------------------------------------
2008 period                                $92          $(82)          $(6)          $ 1          $ 96           $ 5
2007 period                                 (2)          (16)            3            --           (15)           --
2006 period                                 (1)           38            --            --           (12)           --
BALANCE SHEET IMPACT
DEBIT (CREDIT) (IN MILLIONS)              TOTAL
--------------------------------------------------
2008 period                               $106
2007 period                                (30)
2006 period                                 25




 110    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The total pretax impacts on RiverSource Life's revenues and expenses attributable to the review of the valuation assumptions and the valuation system conversion for the year ended December 31, 2008 and the review of the valuation assumptions for the years ended December 31, 2007 and 2006 were as follows:

                                                                           BENEFITS,                     OTHER
                                                                            CLAIMS,                    INSURANCE
                                                            POLICY AND    LOSSES AND                      AND
PRETAX                                                       CONTRACT     SETTLEMENT   AMORTIZATION    OPERATING
BENEFIT (CHARGE) (IN MILLIONS)                 PREMIUMS       CHARGES      EXPENSES       OF DAC       EXPENSES        TOTAL
-------------------------------------------------------------------------------------------------------------------------------
2008 period                                       $ 2           $95          $ 90          $(82)          $ 1          $106
2007 period                                        --            (2)          (12)          (16)           --           (30)
2006 period                                        --            (1)          (12)           38            --            25


The balances of and changes in DAC were as follows:

(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $4,429        $4,411        $4,036
Cumulative effect of accounting change                                36          (204)           --
Capitalization of acquisition costs                                  592           704           687
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                              (779)         (454)         (394)
Amortization, impact of valuation assumptions review and
valuation system conversion                                          (82)          (16)           38
Impact of change in net unrealized securities losses (gains)         228           (12)           44
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $4,424        $4,429        $4,411
-------------------------------------------------------------------------------------------------------


The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $ 511         $452          $370
Cumulative effect of accounting change                                 9          (11)           --
Capitalization of sales inducements                                   87          124           126
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                              (115)         (56)          (48)
Amortization, impact of valuation assumptions review and
valuation system conversion                                           (6)           3            --
Impact of change in net unrealized securities losses (gains)          32           (1)            4
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $ 518         $511          $452
-------------------------------------------------------------------------------------------------------


Effective January 1, 2008, RiverSource Life adopted SFAS 157 and recorded as a cumulative change in accounting principle a pretax increase of $36 million and $9 million to DAC and DSIC, respectively. See Note 3 and Note 11 for additional information regarding SFAS 157.

Effective January 1, 2007, RiverSource Life adopted SOP 05-1 and recorded as a cumulative change in accounting principle a pretax reduction of $204 million and $11 million to DAC and DSIC, respectively.

7. REINSURANCE


Generally, RiverSource Life reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. As a result, RiverSource Life typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. RiverSource Life began reinsuring risks at this level beginning in 2001 for term life insurance and 2002 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life is $1.5 million (increased from $750,000 during 2008) on any policy insuring a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, RiverSource Life (and RiverSource Life of NY for 1996 and later issues) retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to a subsidiary of Genworth Financial, Inc. ("Genworth").

Generally, RiverSource Life retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in October 2007 in most states and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. RiverSource Life retains all risk for new claims on DI contracts sold on other policy forms. RiverSource Life also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

In addition, RiverSource Life assumes life insurance and fixed annuity risk under reinsurance arrangements with unaffiliated insurance companies.


                              RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    111

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

At December 31, 2008, 2007 and 2006, traditional life and universal life insurance in force aggregated $192.3 billion, $187.3 billion and $174.1 billion, respectively, of which $127.6 billion, $117.4 billion and $102.4 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life also reinsures a portion of the risks assumed under its DI and LTC policies.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Direct premiums                                                    $ 631         $ 621         $ 645
Reinsurance assumed                                                    2             2             3
Reinsurance ceded                                                   (152)         (138)         (115)
-------------------------------------------------------------------------------------------------------
Net premiums                                                       $ 481         $ 485         $ 533
-------------------------------------------------------------------------------------------------------


Policy and contract charges are presented on the Consolidated Statements of Income net of $61 million, $57 million and $55 million of reinsurance ceded for the years ended December 31, 2008, 2007 and 2006, respectively.

Reinsurance recovered from reinsurers was $142 million, $126 million and $115 million for the years ended December 31, 2008, 2007 and 2006, respectively. Reinsurance contracts do not relieve RiverSource Life from its primary obligation to policyholders.

Included in reinsurance recoverables is approximately $1.2 billion and $1.0 billion related to LTC risk ceded to Genworth as of December 31, 2008 and 2007, respectively. Included in future policy benefits is $689 million and $730 million related to assumed reinsurance arrangements as of December 31, 2008 and 2007, respectively.

8. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES


Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2008          2007
-------------------------------------------------------------------------------------------------
Fixed annuities                                                           $14,058       $14,382
Equity indexed annuities accumulated host values                              228           253
Equity indexed annuities embedded derivatives                                  16            53
Variable annuities fixed sub-accounts                                       5,623         5,419
Variable annuity GMWB                                                       1,471           136
Variable annuity GMAB                                                         367            33
Other variable annuity guarantees                                              67            27
-------------------------------------------------------------------------------------------------
  Total annuities                                                          21,830        20,303
Variable universal life ("VUL")/universal life ("UL") insurance             2,526         2,568
Other life, DI and LTC insurance                                            4,397         4,106
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                             28,753        26,977
Policy claims and other policyholders' funds                                  172            91
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                    $28,925       $27,068
-------------------------------------------------------------------------------------------------


Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2008          2007
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                    $37,657       $51,764
VUL insurance variable sub-accounts                                         4,091         6,244
Other insurance variable sub-accounts                                          39            62
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                      $41,787       $58,070
-------------------------------------------------------------------------------------------------


Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life generally invests the proceeds from the annuity payments in fixed rate securities. The interest rate risks under these obligations were partially hedged with derivative instruments designated as a cash flow hedge of the interest credited on forecasted sales. As of January 1, 2007 the hedge designation was removed. See Note 15 for additional information regarding RiverSource Life's derivative instruments.


 112    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Equity Indexed Annuities
The Index 500 Annuity, RiverSource Life's equity indexed annuity product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. RiverSource Life generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. See Note 15 for additional information regarding RiverSource Life's derivative instruments.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. RiverSource Life previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding RiverSource Life's variable annuity guarantees. RiverSource Life does not currently hedge its risk under the GMDB, GGU and GMIB provisions. The total value of variable annuity contracts with GMWB riders decreased from $13.1 billion at December 31, 2007 to $12.7 billion at December 31, 2008. The total value of variable annuity contracts with GMAB riders decreased from $2.3 billion at December 31, 2007 to $2.0 billion at December 31, 2008. See Note 15 for additional information regarding derivative instruments used to hedge GMWB and GMAB risk.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by RiverSource Life. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. RiverSource Life also offers term and whole life insurance as well as disability products. RiverSource Life no longer offers LTC products but has in-force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

9. VARIABLE ANNUITY AND INSURANCE GUARANTEES


The majority of the variable annuity contracts offered by RiverSource Life contain GMDB provisions. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. In addition, RiverSource Life offers contracts with GMWB and GMAB provisions. RiverSource Life previously offered contracts containing GMIB provisions. See
Note 2 and Note 8 for additional information regarding the liabilities related to variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. RiverSource Life has three primary GMDB provisions:

- RETURN OF PREMIUM -- provides purchase payments minus adjusted partial surrenders.

- RESET -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- RATCHET -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance. The GMWB offered initially guarantees that the contractholder can withdraw 7% per year until the amount withdrawn is equal to the guaranteed amount, regardless of the performance of the underlying funds. In 2006, RiverSource Life began offering an enhanced withdrawal benefit that gives contractholders a choice to withdraw 6% per year for the life of the contractholder ("GMWB for life") or 7% per year until the amount withdrawn is equal to the guaranteed amount. In 2007, RiverSource Life added a new GMWB benefit design that is available in a joint version that promises 6% withdrawals while either contractholder remains alive. In addition, once withdrawals begin, the contractholder's funds are moved to one of the three less aggressive asset allocation models (of the five that are available prior to withdrawal).


                              RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    113

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain universal life contracts offered by RiverSource Life provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life has established additional liabilities:

                                                        DECEMBER 31, 2008                            DECEMBER 31, 2007
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                                                    CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN                      WEIGHTED         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE      NET AMOUNT       AVERAGE       CONTRACT       SEPARATE
(IN MILLIONS, EXCEPT AGE)               VALUE        ACCOUNTS      AT RISK(2)    ATTAINED AGE       VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of Premium                    $22,249        $20,153        $ 4,873          61           $25,804        $23,892
  Six-Year Reset                        12,719         10,063          2,802          61            20,231         17,617
  One-Year Ratchet                       5,770          5,061          2,163          62             7,908          7,143
  Five-Year Ratchet                        951            888            199          59             1,211          1,163
  Other                                    471            429            192          66               693            639
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                      $42,160        $36,594        $10,229          61           $55,847        $50,454
---------------------------------------------------------------------------------------------------------------------------
GGU DEATH BENEFIT                      $   699        $   619        $    65          63           $   950        $   873
---------------------------------------------------------------------------------------------------------------------------
GMIB                                   $   567        $   511        $   245          63           $   927        $   859
---------------------------------------------------------------------------------------------------------------------------
GMWB:
  GMWB                                 $ 3,513        $ 3,409        $ 1,312          63           $ 5,104        $ 4,980
  GMWB for life                          9,194          8,764          2,704          63             7,958          7,685
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                      $12,707        $12,173        $ 4,016          63           $13,062        $12,665
---------------------------------------------------------------------------------------------------------------------------
GMAB                                   $ 2,006        $ 1,937        $   608          56           $ 2,260        $ 2,205
---------------------------------------------------------------------------------------------------------------------------
                                         DECEMBER 31, 2007
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN MILLIONS, EXCEPT AGE)            AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of Premium                     $ 26            60
  Six-Year Reset                         167            60
  One-Year Ratchet                        81            61
  Five-Year Ratchet                        1            58
  Other                                   12            65
---------------------------------------------------------------
    Total -- GMDB                       $287            60
---------------------------------------------------------------
GGU DEATH BENEFIT                       $ 80            62
---------------------------------------------------------------
GMIB                                    $ 18            62
---------------------------------------------------------------
GMWB:
  GMWB                                  $ 22            62
  GMWB for life                           33            62
---------------------------------------------------------------
    Total -- GMWB                       $ 55            62
---------------------------------------------------------------
GMAB                                    $  3            55
---------------------------------------------------------------


(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit always equals account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract. As a result of the recent market decline, the amount by which guarantees exceed the accumulation value has increased significantly.

Changes in additional liabilities (assets) were as follows:

(IN MILLIONS)                                    GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability (asset) balance at January 1, 2007        $ 26           $ 5         $  (12)        $ (5)          $ 1
Incurred claims                                        1            --            148           38             4
Paid claims                                           (3)           (2)            --           --            (1)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2007                24             3            136           33             4
Incurred claims                                       58            10          1,335          334             6
Paid claims                                          (27)           (1)            --           --            (3)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008              $ 55           $12         $1,471         $367           $ 7
--------------------------------------------------------------------------------------------------------------------


The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2008          2007
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                  $21,899       $34,540
  Bond                                                                     12,135        12,549
  Other                                                                     3,463         4,478
-------------------------------------------------------------------------------------------------
Total mutual funds                                                        $37,497       $51,567
-------------------------------------------------------------------------------------------------


No gains or losses were recognized on assets transferred to separate accounts for the periods presented.


 114    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

10. LINES OF CREDIT


In September 2008, RiverSource Life, as the lender, entered into a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life's statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 28 basis points. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2008.

RiverSource Life had a collateral loan agreement with Ameriprise Financial aggregating up to $75 million which expired on October 31, 2008.

RiverSource Life has available a committed line of credit with Ameriprise Financial aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR plus 28 basis points. There were no amounts outstanding on this line of credit at December 31, 2008 and 2007.

11. FAIR VALUES OF ASSETS AND LIABILITIES


Effective January 1, 2008, RiverSource Life adopted SFAS 157, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY

Under SFAS 157, RiverSource Life categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by RiverSource Life's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE

RiverSource Life uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. RiverSource Life's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. RiverSource Life's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, RiverSource Life maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS

CASH EQUIVALENTS

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value ("NAV") and classified as Level 1. RiverSource Life's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

AVAILABLE-FOR-SALE SECURITIES

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes, or other model-based valuation techniques such as the present value of cash flows. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate and municipal bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and

                              RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    115

RiverSource Life Insurance Company

--------------------------------------------------------------------------------


U.S. and foreign government and agency securities. Level 3 securities include corporate bonds, non-agency residential mortgage backed securities and asset backed securities.

Through RiverSource Life's own experience transacting in the marketplace and through discussions with its pricing vendors, RiverSource Life believes that the market for non-agency residential mortgage backed securities is inactive. Indicators of inactive markets include: pricing services' reliance on brokers or discounted cash flow analyses to provide prices, an increase in the disparity between prices provided by different pricing services for the same security, unreasonably large bid-offer spreads and a significant decrease in the volume of trades relative to historical levels. In certain cases, this market inactivity has resulted in RiverSource Life applying valuation techniques that rely more on an income approach (discounted cash flows using market rates) than on a market approach (prices from pricing services). RiverSource Life considers market observable yields for other asset classes it considers to be of similar risk which includes nonperformance and liquidity for individual securities to set the discount rate for applying the income approach to certain non-agency residential mortgage backed securities.

At the beginning of the fourth quarter of 2008, $219 million of prime non-agency residential mortgage backed securities were transferred from Level 2 to Level 3 of the fair value hierarchy because management believes the market for these prime quality assets is now inactive. The loss recognized on these assets during the fourth quarter of 2008 was $47 million of which $13 million was included in net investment income and $34 million was included in other comprehensive loss.

SEPARATE ACCOUNT ASSETS

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

DERIVATIVES

The fair value of derivatives that are traded in certain over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include interest rate swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. Structured derivatives that are used by RiverSource Life to hedge its exposure to market risk related to certain variable annuity riders are classified as Level 3.

LIABILITIES


EMBEDDED DERIVATIVES


VARIABLE ANNUITY RIDERS -- GUARANTEED MINIMUM ACCUMULATION BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT

RiverSource Life values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk, and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to policyholder behavior assumptions and margins for risk, profit and expenses that RiverSource Life believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of RiverSource Life's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

EQUITY INDEXED ANNUITIES

RiverSource Life uses various Black-Scholes calculations to determine the fair value of the embedded derivative liability associated with the provisions of its equity indexed annuities. The inputs to these calculations are primarily market observable. As a result, these measurements are classified as Level 2. The embedded derivative liability attributable to the provisions of RiverSource Life's equity indexed annuities is recorded in future policy benefits.


 116    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The following table presents the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale:
     Fixed maturities                                      $ 21         $16,336       $1,713        $18,070
     Common and preferred stocks                             --              16           --             16
  Trading securities                                         70              77           --            147
  Cash equivalents                                          432           2,861           --          3,293
  Other assets                                               --           2,238          200          2,438
  Separate account assets                                    --          41,787           --         41,787
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                 $523         $63,315       $1,913        $65,751
-------------------------------------------------------------------------------------------------------------

Liabilities
  Future policy benefits                                   $ --         $    16       $1,832        $ 1,848
  Other liabilities                                          --             645           --            645
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                            $ --         $   661       $1,832        $ 2,493
-------------------------------------------------------------------------------------------------------------


The following table provides a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2008:

                                                        AVAILABLE-
                                                         FOR-SALE
                                                        SECURITIES:                   FUTURE
                                                           FIXED         OTHER        POLICY         OTHER
(IN MILLIONS)                                           MATURITIES      ASSETS       BENEFITS     LIABILITIES
-------------------------------------------------------------------------------------------------------------
Balance, January 1                                        $1,810         $ 280        $  (158)        $--
  Total gains (losses) included in:
     Net income (loss)                                      (169)(1)       149(2)      (1,611)(2)      (9)(2)
     Other comprehensive loss                               (304)           --             --          --
  Purchases, sales, issuances and settlements, net           157          (229)           (63)          9
  Transfers into Level 3                                     219(3)         --             --          --
-------------------------------------------------------------------------------------------------------------
Balance, December 31                                      $1,713         $ 200        $(1,832)        $--
-------------------------------------------------------------------------------------------------------------
Change in unrealized gains (losses) included in net
income relating to assets and liabilities held at
December 31                                               $ (172)(4)     $ 126(2)     $(1,608)(2)     $--
-------------------------------------------------------------------------------------------------------------


(1) Represents a $176 million loss included in net realized investment gains (losses) and a $7 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

(3) Represents prime non-agency residential mortgage backed securities previously classified as Level 2 for which management believes the market for these prime quality assets is now inactive.

(4) Represents a $175 million loss included in net realized investment gains (losses) and a $3 million gain included in net investment income in the Consolidated Statements of Income.

During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying value and the estimated fair value of financial instruments that are not reported at fair value as of December 31, 2008 and 2007. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2008                        2007
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN MILLIONS)                                              VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                          $ 2,737       $ 2,506       $ 2,892       $ 2,868
  Policy loans                                                722           779           697           697
  Other investments                                           248           202            58            59

FINANCIAL LIABILITIES
  Future policy benefits                                   13,116        12,418        18,622        18,077
  Separate account liabilities                                386           386           748           748




                              RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    117

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

COMMERCIAL MORTGAGE LOANS, NET

The fair value of commercial mortgage loans, except those with significant credit deterioration is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for RiverSource Life's estimate of the amount recoverable on the loan.

POLICY LOANS

The fair value of policy loans has been determined using discounted cash flows.

FUTURE POLICY BENEFITS

The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and RiverSource Life's non-performance risk specific to these liabilities. The fair value of fixed annuities, in payout status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for expense margin and RiverSource Life's non-performance risk specific to these liabilities. Variable annuity fixed sub-accounts classified as investment contracts and equity indexed annuities fair value is determined by discounting cash flows adjusted for policyholder behavior and RiverSource Life's non-performance risk specific to these liabilities.

SEPARATE ACCOUNT LIABILITIES

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and RiverSource Life. A non-performance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize non-performance risk.

12. RELATED PARTY TRANSACTIONS


RiverSource Investments, LLC is the investment manager for the proprietary mutual funds used as investment options by RiverSource Life's variable annuity contractholders and variable life insurance policyholders. RiverSource Life provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2008, 2007 and 2006, RiverSource Life received $101 million, $97 million and $76 million, respectively, from RiverSource Investments, LLC for administrative services provided by RiverSource Life.

RiverSource Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). RiverSource Life's share of the total net periodic pension cost was approximately $1 million for each of the years ended December 31, 2008, 2007 and 2006.

RiverSource Life participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $3 million in 2008, $3 million in 2007 and $2 million in 2006.

RiverSource Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations were nil in 2008 and $3 million in both 2007 and 2006.

RiverSource Life participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2008, 2007 and 2006 were $1 million, $2 million and $1 million, respectively.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life for use of joint facilities, technology support, marketing services and other services aggregated $673 million, $909 million and $755 million for 2008, 2007 and 2006,

 118    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------


respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life may not be reflective of expenses that would have been incurred by RiverSource Life on a stand-alone basis.

Dividends paid and received were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Cash dividends paid to Ameriprise Financial                        $775          $900          $300
Cash dividends paid to RiverSource Life Insurance Company
from RiverSource Life of NY                                          77            83            25
Non-cash dividend paid to Ameriprise Financial from
RiverSource Tax Adv. Inv.                                           118            --            --


Notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 13 for additional information.

During 2008, RiverSource Life received a non-cash capital contribution of $83 million comprised of below investment grade syndicated bank loans from Ameriprise Financial.

In addition, RiverSource Life Insurance Company received a $239 million contribution from Ameriprise Financial, consisting of all the issued and outstanding shares of RiverSource Tax Adv. Inv.

There were no amounts included in other liabilities at December 31, 2008 and 2007 payable to Ameriprise Financial for federal income taxes.

13. STATUTORY CAPITAL AND SURPLUS


State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $173 million and $788 million as of December 31, 2008 and 2007, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
                                                                (unaudited)
Statutory net gain (loss) from operations(1)                      $(1,184)      $  523        $  469
Statutory net income (loss)(1)                                     (1,407)         555           514
Statutory capital and surplus                                       2,529        2,820         3,258


(1) An increase in statutory reserves for variable annuity guaranteed benefits contributed significantly to the loss in 2008, but was substantially offset by unrealized gains on derivatives which are not included in the statutory income statement, but recorded directly to surplus.

14. INCOME TAXES


RiverSource Life qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision (benefit) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                          $  42         $(30)         $  8
  State                                                                3           --            --
-------------------------------------------------------------------------------------------------------
Total current income tax                                              45          (30)            8
Deferred income tax
  Federal                                                           (236)          83           124
  State                                                                2           --            (3)
-------------------------------------------------------------------------------------------------------
Total deferred income tax                                           (234)          83           121
-------------------------------------------------------------------------------------------------------
Income tax provision (benefit)                                     $(189)        $ 53          $129
-------------------------------------------------------------------------------------------------------




                              RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    119

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2008          2007          2006
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                          35.0%         35.0%        35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                           56.6         (10.9)        (6.8)
  State taxes, net of federal benefit                               (3.7)           --         (0.4)
  Low income housing credit                                         27.9          (7.0)        (6.9)
  Foreign tax credit, net of addback                                15.3          (2.3)        (0.7)
  Taxes applicable to prior years                                   29.2          (4.0)          --
  Other, net                                                        (0.2)           --          0.1
-------------------------------------------------------------------------------------------------------
Income tax provision                                               160.1%         10.8%        20.3%
-------------------------------------------------------------------------------------------------------


RiverSource Life's effective tax rate was 160.1% and 10.8% for the years ended December 31, 2008 and 2007, respectively. The increase in the effective tax rate is primarily due to a pretax loss in relation to a net tax benefit for 2008 compared to pretax income for 2007. RiverSource Life's effective tax rate for 2008 included a $39 million tax benefit related to changes in the status of current audits. RiverSource Life's effective tax rate for 2007 included a $7 million tax benefit related to the finalization of the prior year tax return.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of RiverSource Life's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2008          2007
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                  $1,744        $1,144
  Investment related                                                          --            61
  Net unrealized losses on Available-for Sale securities and
  derivatives                                                                399            87
  Net operating loss and tax credit carryforwards                            159           125
  Other                                                                       44            38
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           2,346         1,455
Deferred income tax liabilities:
  DAC                                                                      1,168         1,253
  Investment related                                                         398            --
  DSIC                                                                       181           179
  Other                                                                       --            14
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      1,747         1,446
-------------------------------------------------------------------------------------------------
Net deferred income tax assets                                            $  599        $    9
-------------------------------------------------------------------------------------------------


RiverSource Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, a) future taxable income exclusive of reversing temporary differences and carryforwards, b) future reversals of existing taxable temporary differences, c) taxable income in prior carryback years, and d) tax planning strategies.

Additionally, RiverSource Life has net operating loss carryforwards of $15 million which expire on December 31, 2025 and 2026 as well as tax credit carryforwards of $124 million which expire December 31, 2025, 2026, 2027 and 2028. RiverSource Life also has $20 million of foreign tax credit carryforwards which expire on December 31, 2016 and 2017. Based on analysis of RiverSource Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2008 and 2007.

Effective January 1, 2007, RiverSource Life adopted the provisions of FIN 48. The amount RiverSource Life recognized as a result of the implementation of FIN 48 was not material.


 120    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(IN MILLIONS)                                                                      2008
-------------------------------------------------------------------------------------------
Balance at December 31, 2007                                                       $  97
Additions based on tax positions related to the current year                        (165)
Additions for tax positions of prior years                                            38
Reductions for tax positions of prior years                                          (59)
-------------------------------------------------------------------------------------------
Balance at December 31, 2008                                                       $ (89)
-------------------------------------------------------------------------------------------


If recognized, approximately $30 million and $49 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2008 and 2007, respectively, would affect the effective tax rate.

RiverSource Life recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life recognized a net reduction of $14 million in interest and penalties for the year ended December 31, 2008. RiverSource Life had a $15 million and a $1 million receivable for the payment of interest and penalties accrued at December 31, 2008 and 2007, respectively.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. However, there are a number of open audits and quantification of a range cannot be made at this time.

RiverSource Life or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, RiverSource Life is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall examination of the American Express Company consolidated return completed its field examination of the RiverSource Life's income tax returns for 1997 through 2002 during 2008. However, for federal income tax purposes, these years continue to remain open as a consequence of certain issues under appeal. The IRS continued its examination of 2003 through 2004 which is expected to be completed during 2009. In the fourth quarter of 2008, the IRS commenced an examination of RiverSource Life's U.S. income tax returns for 2005 through 2007. RiverSource Life or certain of its subsidiaries' state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2006.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life receives. Management believes that it is likely that any such regulations would apply prospectively only.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010.

The items comprising other comprehensive loss are presented net of the following income tax provision (benefit) amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                           $(302)         $28          $(41)
Net unrealized derivative gains (losses)                               2           --            (1)
-------------------------------------------------------------------------------------------------------
Net income tax provision (benefit)                                 $(300)         $28          $(42)
-------------------------------------------------------------------------------------------------------




                              RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    121

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

15. DERIVATIVES AND HEDGING ACTIVITIES


Derivative instruments enable RiverSource Life to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life does not engage in any derivative instrument trading activities. The following table presents a summary of the notional amount and the current fair value of derivative instruments held at:

                                                                           DECEMBER 31,
                                        ----------------------------------------------------------------------------------
                                                          2008                                      2007
--------------------------------------------------------------------------------------------------------------------------
                                          NOTIONAL            FAIR VALUE            NOTIONAL            FAIR VALUE
(IN MILLIONS)                              AMOUNT         ASSET       LIABILITY      AMOUNT         ASSET       LIABILITY
--------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                        $11,445       $  853         $(250)       $  202         $  6          $ (3)
Swaptions                                    3,200           26            --           800            1            --
Purchased equity options                    16,572        1,512           (79)        6,485          416           (36)
Written equity options                       2,766           22          (255)           57           --            (1)
Total return swaps                           1,706           24           (60)           --           --            --
Equity futures purchased(1)                      1           --            --            70           --            --
Equity futures sold(1)                         599           --            --           202           --            --
--------------------------------------------------------------------------------------------------------------------------
  Total(2)                                 $36,289       $2,437         $(644)       $7,816         $423          $(40)
--------------------------------------------------------------------------------------------------------------------------


(1)  Equity futures have no recorded value as they are cash settled daily.
(2)  The above table does not include certain embedded derivatives.

The following table presents a summary of the notional amount and fair value of derivative instruments based on the risk they hedge:

                                                                           DECEMBER 31,
                                        ----------------------------------------------------------------------------------
                                                          2008                                      2007
--------------------------------------------------------------------------------------------------------------------------
                                          NOTIONAL            FAIR VALUE            NOTIONAL            FAIR VALUE
(IN MILLIONS)                              AMOUNT         ASSET       LIABILITY      AMOUNT         ASSET       LIABILITY
--------------------------------------------------------------------------------------------------------------------------
Equity indexed annuities                   $   213       $    3         $  --        $  295         $ 43          $ (1)
GMWB and GMAB                               36,076        2,434          (644)        6,721          379           (39)
Other                                           --           --            --           800            1            --
--------------------------------------------------------------------------------------------------------------------------
Total                                      $36,289       $2,437         $(644)       $7,816         $423          $(40)
--------------------------------------------------------------------------------------------------------------------------


See Note 11 for additional information regarding RiverSource Life's fair value measurement of derivative instruments.

Cash Flow Hedges
RiverSource Life uses interest rate derivative products, primarily swaps and swaptions, to manage funding costs related to RiverSource Life's fixed annuity business. As of January 1, 2007, RiverSource Life removed the hedge designation from its swaptions used to hedge the risk of increasing interest rates on forecasted fixed premium product sales. The designation was removed due to the hedge relationship no longer being highly effective. Accordingly, all changes in fair value of the swaptions were recorded directly to earnings. As of December 31, 2008, all of these swaptions had expired. Amounts previously recorded in accumulated other comprehensive income (loss) are reclassified into earnings as the originally forecasted transactions occur.

The following is a summary of net unrealized derivatives gains (losses) related to cash flow hedging activity, net of tax:

(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net unrealized derivatives losses at January 1                     $(40)         $(41)         $(40)
Holding losses, net of tax of nil, $1 and $2, respectively           (1)           --            (4)
Reclassification of realized gains, net of tax of $2, $1 and
$1, respectively                                                      3             1             3
-------------------------------------------------------------------------------------------------------
Net unrealized derivatives losses at December 31                   $(38)         $(40)         $(41)
-------------------------------------------------------------------------------------------------------


At December 31, 2008, RiverSource Life expects to reclassify $6 million of net pretax gains on derivative instruments from accumulated other comprehensive income (loss) to earnings during the next 12 months related to interest rate swaptions that will be recorded in net investment income.

If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) may be recognized into earnings over the period that the hedged item impacts earnings. As discussed above, RiverSource Life removed the hedge designation from its swaptions in 2007 and during 2008 and 2006 there were no other hedges that were terminated or the hedge designation removed. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately. No hedge relationships

 122    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------


were discontinued during the years ended December 31, 2008, 2007 and 2006 due to forecasted transactions no longer expected to occur according to the original hedge strategy.

Currently, the longest period of time over which RiverSource Life is hedging exposure to the variability in future cash flows is 10 years and relates to interest credited on forecasted fixed premium product sales. For the years ended December 31, 2008, 2007 and 2006, there were nil, $2 million and $4 million, respectively, in losses on derivative transactions or portions thereof that were ineffective as hedges, excluded from the assessment of hedge effectiveness or reclassified into earnings as a result of the discontinuance of cash flow hedges.

Derivatives Not Designated as Hedges
RiverSource Life holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of interest rate risk related to various RiverSource Life products.

Certain annuity products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the amount of expenses incurred by RiverSource Life related to equity indexed annuities products will positively or negatively impact earnings. As a means of economically hedging its obligations under the provisions of these products, RiverSource Life writes and purchases index options and occasionally enters into futures contracts. Additionally, certain annuity products contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life economically hedges the exposure related to GMWB and GMAB provisions using various equity futures, equity options, swaptions and interest rate swaps. The premium associated with certain of these options is paid semi-annually over the life of the option contract. As of December 31, 2008, the remaining payments RiverSource Life is scheduled to make for these options, net of amounts receivable on written deferred premium options, were $805 million through July 31, 2023.

Embedded Derivatives
The equity component of the equity indexed annuity product obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and non-life contingent GMWB provisions which are also considered embedded derivatives. The fair value of embedded derivatives for annuity related products is included in future policy benefits. The change in fair value of the equity indexed annuity embedded derivatives is reflected in interest credited to fixed accounts. The changes in fair values of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses. At December 31, 2008 and 2007, the total fair value of these embedded derivatives, excluding the host contract and a liability for life contingent GMWB benefits of $5 million and $2 million, respectively, was a net liability of $1.8 billion and $220 million, respectively.

Credit Risk
Credit risk associated with RiverSource Life's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, RiverSource Life may, from time to time, enter into master netting arrangements and collateral arrangements wherever practical. At December 31, 2008 and 2007, RiverSource Life accepted collateral consisting primarily of cash and securities of $1.8 billion and $243 million, respectively, from counterparties. In addition, as of December 31, 2008, RiverSource Life provided collateral consisting primarily of cash and securities of $432 million and $14 million, respectively, to counterparties. As of December 31, 2008, RiverSource Life's maximum credit exposure to derivative transactions after considering netting arrangements with counterparties and collateral arrangements was approximately $83 million.

16. COMMITMENTS AND CONTINGENCIES


At December 31, 2008 and 2007, RiverSource Life had no material commitments to purchase investments other than mortgage loan fundings. See Note 4 for additional information.

RiverSource Life's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2008, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.


                              RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    123

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.


 124    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

S-6333 G (5/09)



PART C: OTHER INFORMATION

Item 26. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as
Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted August 5, 1994 filed as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 and is herein incorporated by reference.

(a)(4) Board Resolution for establishment of 41 subaccounts dated April 25, 2000 filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 and is incorporated herein by reference.

(a)(5) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 1 File No. 333-69777 and is incorporated herein by reference.

(a)(6) Board Resolution for establishment of 81 subaccounts dated August 30, 2005 filed electronically on or about April 26, 2006 as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated herein by reference.

(a)(7) Unanimous written consent of the Board of Directors in lieu of a meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(7) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

(a)(8) Board Resolution for establishment of 91 subaccounts dated April 24, 2007 filed electronically as Exhibit (a)(7) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(b) Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as
Exhibit 3.1 to Initial Registration Statement of Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

(d)(1) Flexible Premium Survivorship Variable Life Insurance Policy (SUCS) filed electronically as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 19 on Form N-6 (33-62457)and is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Survivorship Variable Life Insurance Policy filed electronically as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 is incorporated herein by reference.

(f)(1) Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit
(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated June 29, 2001 and identified as Treaty Number 1795 filed electronically as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(2) Redacted copy of Amendment to Automatic YRT Agreement dated June 29, 2001 and identified as Treaty Number 1795, between IDS Life Insurance Company and reinsurer, effective January 1, 2005 filed electronically as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(3) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated April 29, 1999 between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated June 29, 2001 and identified as Treaty Number 0094-2849 filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(5) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated June 29, 2001 and identified as Agreement Number 7125-1 filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(6) Redacted copy of Addendum No. 1 between IDS Life Insurance Company and Reinsurer, dated June 29, 2001 and identified as Number 7125-1 filed electronically as Exhibit (g)(6) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(7) Redacted copy of Addendum No. 2 between IDS Life Insurance Company and Reinsurer, dated June 29, 2001 and identified as Number 7125-1 filed electronically as Exhibit (g)(7) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated by reference.

(h)(2) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 and is incorporated by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert

Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated by reference.

(h)(5) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated by reference.

(h)(6) Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated by reference.

(h)(7) Copy of Amended and Restated Fund participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as
Exhibit 8.6 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(10) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically on or about April 26, 2006 as Exhibit (h)(10) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated herein by reference.

(h)(11) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Apsen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated by reference.

(h)(12) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 28 333-69777 and is incorporated by reference.

(h)(13) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Amended and Restated Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit (h)(14) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(15) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit
8.2 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(h)(16) Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(17) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(18) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(h)(19) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(h)(20) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among, Royce Capital Fund, Royce & Associates LLC and RiverSource Life Insurance Company filed electronically as Exhibit (h)(27) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(h)(21) Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC dated January 1, 2007 filed electronically as Exhibit (h)(21) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(h)(22) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(26) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(h)(23) Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(24) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(i) Not applicable

(j) Not applicable

(k) Consent and Opinion of Counsel is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculation of Illustrations for Succession Select is filed electronically herewith.

(m)(2) Calculation of Illustrations for Succession Select 2008 Revision is filed electronically herewith.

(n)(1) Consent of Independent Registered Public Accounting Firm for Succession Select is filed electronically herewith.

(o) Not applicable.

(p) Not applicable.

(q) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated October 28, 2009 filed electronically as Exhibit (r)(1) with Post-Effective Amendment No. 37 to Registration Statement No. 33-69777 is incorporated herein by reference.



Item 27. Directors and Officers of the Depositor RiverSource Life Insurance Company

Name                               Principal Business Address*   Position and Offices With Depositor
----                               ---------------------------   -----------------------------------
Lynn Abbott                                                      Vice President - National
                                                                 Accounts and Fund Management

Gumer C. Alvero                                                  Director and Executive
                                                                 Vice President - Annuities

Timothy V. Bechtold                                              Director and President

Kent M. Bergene                                                  Vice President - Affiliated
                                                                 Investments

Walter Stanley Berman                                            Vice President and Treasurer

Richard N. Bush                                                  Senior Vice President -
                                                                 Corporate Tax

Charles R. Caswell                                               Reinsurance Officer

James L. Hamalainen                                              Vice President - Investments

Michelle Marie Keeley                                            Vice President - Investments

Timothy J. Masek                                                 Vice President - Investments

Brian Joseph McGrane                                             Director, Executive Vice
                                                                 President and Chief Financial
                                                                 Officer

Thomas W. Murphy                                                 Vice President - Investments

Kevin Palmer                                                     Director, Vice President and
                                                                 Chief Actuary

Bridget Mary Sperl                                               Director, Executive Vice
                                                                 President - Client Service

David Kent Stewart                                               Vice President and Controller

William Frederick "Ted" Truscott                                 Director

John Robert Woerner                                              Director

* The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.




Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                           Jurisdiction of
Name of Subsidiary                                                          Incorporation
------------------                                                         ----------------
Advisory Capital Strategies Group Inc.                                     Minnesota
AEXP Affordable Housing LLC                                                Delaware
American Enterprise Investment Services Inc.                               Minnesota
American Express Property Casualty Insurance Agency of Pennsylvania,Inc.   Pennsylvania
Ameriprise Advisor Services, Inc.                                          Michigan
Ameriprise Auto & Home Insurance Agency, Inc.                              Wisconsin
Ameriprise Bank, FSB                                                       USA
Ameriprise Captive Insurance Company                                       Vermont
Ameriprise Capital Trusts I-IV                                             Delaware
Ameriprise Certificate Company                                             Delaware
Ameriprise Financial Services,Inc.                                         Delaware
Ameriprise Holdings, Inc.                                                  Delaware
Ameriprise India Private Ltd.                                              India
Ameriprise Insurance Agency of Massachusetts, Inc.                         Massachusetts
Ameriprise Insurance Agency                                                Wisconsin
Ameriprise Trust Company                                                   Minnesota
AMPF Holding Corporation                                                   Michigan
AMPF Property Corporation                                                  Michigan
AMPF Realty Corporation                                                    Michigan
Brecek & Young Advisors, Inc.                                              California
Brecek & Young Financial Group Insurance Agency of Texas, Inc.             Texas
Brecek & Young Financial Services Group of Montana, Inc.                   Montana
Boston Equity General Partner LLC                                          Delaware
4230 W. Green Oaks, Inc.                                                   Michigan
IDS Capital Holdings Inc.                                                  Minnesota
IDS Futures Corporation                                                    Minnesota
IDS Management Corporation                                                 Minnesota
IDS Property Casualty Insurance Company                                    Wisconsin
Investors Syndicate Development Corporation                                Nevada
J. & W. Seligman & Co. Incorporated                                        New York
Kenwood Capital Management LLC (47.7% owned)                               Delaware
Realty Assets Inc.                                                         Nebraska
RiverSource CDO Seed Investments, LLC                                      Minnesota
RiverSource Distributors,Inc.                                              Delaware
RiverSource Fund Distributors, Inc.                                        Delaware
RiverSource Investments,LLC                                                Minnesota
RiverSource Life Insurance Company                                         Minnesota
RiverSource Life Insurance Co. of New York                                 New York
RiverSource REO 1, LLC                                                     Minnesota
RiverSource Service Corporation                                            Minnesota
RiverSource Services, Inc.                                                 Delaware
RiverSource Tax Advantaged Investments, Inc.                               Delaware
Securities America Advisors,Inc.                                           Nebraska
Securities America Financial Corporation                                   Nebraska
Securities America, Inc.                                                   Nebraska
Seligman Asia, Inc.                                                        Delaware
Seligman Focus Partners LLC                                                Delaware



Seligman Health Partners LLC                                               Delaware
Seligman Health Plus Partners LLC                                          Delaware
Seligman Partners LLC                                                      Delaware
Threadneedle Asset Management Holdings SARL                                England


Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 30. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account ; RiverSource Account F; RiverSource Variable Annuity Fund A, RiverSource Variable Annuity Fund B, RiverSource Variable Account 10; RiverSource Account MGA; RiverSource MVA Account; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Life Insurance Company; RiverSource of New York Variable Annuity Account ; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*   Positions and Offices with Underwriter
------------------------------------   --------------------------------------
Gumer C. Alvero                        Director and Vice President
Patrick Thomas Bannigan                Director and Vice President
Timothy V. Bechtold                    Director and Vice President
Paul J. Dolan                          Chief Operating Officer and Chief
                                       Administrative Officer
Jeffrey P. Fox                         Chief Financial Officer
Bimal Gandhi                           Senior Vice President - Strategic
                                       Transformation
Jeffrey  McGregor                      President
Thomas R. Moore                        Secretary
Scott Roane Plummer                    Chief Counsel
Julie A. Ruether                       Chief Compliance Officer
William Frederick "Ted" Truscott       Chairman of the Board and Chief
                                       Executive Officer

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474

(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

         NAME OF            NET UNDERWRITING
        PRINCIPAL             DISCOUNTS AND    COMPENSATION ON    BROKERAGE        OTHER
       UNDERWRITER             COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
-------------------------   ----------------   ---------------   -----------   ------------
RiverSource Distributors,
   Inc.                       $383,542,107           None            None          None

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (RiverSource Life Insurance Company (previously IDS Life Insurance Company)) at 70100 Ameriprise Financial Center Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement Pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 28th day of April, 2009.

                                      RiverSource Variable Life Separate Account
                                      (Registrant)

                                      By: RiverSource Life Insurance Company
                                      (Depositor)


                                      By /s/ Timothy V. Bechtold*
                                         ---------------------------------------
                                         Timothy V. Bechtold
                                         President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2009.



/s/ Gumer C. Alvero*                    Director and Executive Vice
-------------------------------------   President - Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                Director and President
-------------------------------------   (Chief executive officer)
Timothy V. Bechtold


/s/ Brian J. McGrane*                   Director, Executive Vice
-------------------------------------   President and Chief Financial
Brian J. McGrane                        Officer (Principal Financial
                                         Officer)


/s/ Kevin E. Palmer*                    Director, Vice President and
-------------------------------------   Chief Actuary
Kevin E. Palmer


/s/ Bridget M. Sperl*                   Executive Vice President -
-------------------------------------   Client Services
Bridget M. Sperl


/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------   (Principal Accounting Officer)
David K. Stewart


/s/ William F. "Ted" Truscott*          Director
-------------------------------------
William F. "Ted" Truscott


/s/ John R. Woerner*                    Director
-------------------------------------
John R. Woerner

* Signed pursuant to Power of Attorney dated October 22, 2008 filed electronically as Exhibit (r)(1) to Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 333-69777, by:


/s/ Dixie Carroll
-------------------------------------
Dixie Carroll
Assistant General Counsel and
Assistant Secretary

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 26
                     TO REGISTRATION STATEMENT NO. 33-62457

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A. Prospectus for:

RiverSource Succession Select (SM) Variable Life Insurance

Part B.

Combined Statement of Additional Information for RiverSource Variable Life Separate Account

Part C.

Other information.

The signatures.

Exhibits.

                                  EXHIBIT INDEX

(k)      Consent and Opinion of Counsel.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development.

(m)(1)   Calculation of Illustrations for Succession Select.

(m)(2) Calculation of Illustrations for Succession Select 2008 Revision is filed electronically herewith.

(n)(1) Consent of Independent Registered Public Accounting Firm for Succession Select.